UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Intermediate Bond
Fund

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Bond Fund	7.13%	3.53%	5.37%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Bond Fund on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital Intermediate U.S. Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Ford O'Neil, Co-Portfolio Manager of Fidelity® Intermediate Bond Fund: For the year, the fund gained 7.13% and the Barclays Capital U.S. Intermediate Government/Credit Bond Index returned 6.81%. In reviewing performance, we're looking at the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds. Sector selection was the main factor driving the fund's performance. Specifically, an overweighting in corporate bonds, and a significant underweighting in U.S. Treasury securities worked in the fund's favor. Corporates benefited in the second half from a massive flight to riskier assets, as investors sought out the very high yields these securities offered. Corporates also were helped by somewhat improved profitability. Within the sector, virtually every industry group performed significantly better than the index, with the fund's industrials and utilities holdings among the biggest gainers. Elsewhere, we increased the fund's overweighting in financials during the period, a move that also aided performance. Conversely, an outside-the-benchmark stake in weak-performing Treasury Inflation-Protected Securities (TIPS) worked against us. Lastly, in terms of the fund's structure, we significantly reduced our Fidelity central fund exposure during the period, while still maintaining many of the same securities via direct holdings.

Note to shareholders: Robert Galusza became Lead Portfolio Manager of the fund on July 1, 2009.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.45%	$ 1,000.00	$ 1,127.80	$ 2.41
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.94	$ 2.29

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2009 *	As of February 28, 2009 **
U.S. Government and U.S. Government Agency Obligations † 35.5%	U.S. Government and U.S. Government Agency Obligations 37.1%
AAA 8.9%	AAA 10.5%
AA 5.4%	AA 5.9%
A 13.2%	A 15.0%
BBB 25.9%	BBB 23.5%
BB and Below 4.3%	BB and Below 4.3%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 6.4%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	4.2	4.3

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	3.6	3.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009 *		As of February 28, 2009 **
	Corporate Bonds 46.1%		Corporate Bonds 45.9%
	U.S. Government and U.S. Government Agency Obligations† 35.5%		U.S. Government and U.S. Government Agency Obligations 37.1%
	Asset-Backed Securities 2.8%		Asset-Backed Securities 3.5%
	CMOs and Other Mortgage Related Securities 8.7%		CMOs and Other Mortgage Related Securities 9.8%
	Municipal Bonds 0.2%		Municipal Bonds 0.0%
	Other Investments 0.3%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 6.4%		Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	10.5%	** Foreign investments	9.4%
* Futures and Swaps	16.0%	** Futures and Swaps	12.8%

† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 6,178	$ 6,478
5.875% 3/15/11	2,294	2,387
		8,865
Household Durables - 0.3%
Fortune Brands, Inc.:
5.125% 1/15/11	4,682	4,766
6.375% 6/15/14	5,000	5,110
		9,876
Media - 1.7%
AOL Time Warner, Inc.:
6.75% 4/15/11	2,078	2,209
6.875% 5/1/12	2,696	2,948
Comcast Cable Communications, Inc. 6.75% 1/30/11	564	600
Comcast Corp.:
4.95% 6/15/16	2,075	2,105
5.5% 3/15/11	421	442
5.85% 1/15/10	67	68
COX Communications, Inc.:
4.625% 1/15/10	2,364	2,390
4.625% 6/1/13	4,934	5,085
6.25% 6/1/18 (e)	1,165	1,240
News America, Inc.:
4.75% 3/15/10	270	271
5.3% 12/15/14	968	1,038
6.9% 3/1/19 (e)	17,910	20,176
Time Warner Cable, Inc.:
5.4% 7/2/12	2,699	2,879
5.85% 5/1/17	4,293	4,508
6.2% 7/1/13	2,566	2,773
6.75% 7/1/18	6,966	7,695
8.75% 2/14/19	2,638	3,247
Time Warner, Inc. 5.875% 11/15/16	4,742	4,955
Viacom, Inc.:
4.375% 9/15/14	4,282	4,289
6.125% 10/5/17	3,071	3,246
		72,164
TOTAL CONSUMER DISCRETIONARY		90,905
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 2.0%
Beverages - 0.3%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	$ 81	$ 85
Anheuser-Busch InBev Worldwide, Inc. 7.2% 1/15/14 (e)	7,000	7,862
Diageo Capital PLC 5.2% 1/30/13	1,146	1,224
FBG Finance Ltd. 5.125% 6/15/15 (e)	3,242	3,321
		12,492
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
0.9675% 6/1/10 (k)	2,536	2,531
6.036% 12/10/28	2,501	2,361
6.302% 6/1/37 (k)	13,427	10,607
		15,499
Food Products - 0.5%
Cargill, Inc. 6% 11/27/17 (e)	781	836
General Mills, Inc.:
5.2% 3/17/15	3,350	3,606
5.65% 2/15/19	1,751	1,892
Kraft Foods, Inc.:
5.625% 11/1/11	4,042	4,359
6% 2/11/13	4,621	5,027
6.125% 2/1/18	3,541	3,875
6.75% 2/19/14	596	676
		20,271
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,976	2,100
Tobacco - 0.8%
Altria Group, Inc. 9.7% 11/10/18	17,952	21,960
Philip Morris International, Inc. 4.875% 5/16/13	4,241	4,515
Reynolds American, Inc.:
6.75% 6/15/17	3,231	3,292
7.25% 6/15/37	5,172	4,974
		34,741
TOTAL CONSUMER STAPLES		85,103
ENERGY - 3.9%
Energy Equipment & Services - 0.5%
DCP Midstream LLC 9.75% 3/15/19 (e)	2,248	2,673
Halliburton Co. 6.15% 9/15/19	2,601	2,895
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean Ltd. 5.25% 3/15/13	$ 3,827	$ 4,030
Weatherford International Ltd.:
4.95% 10/15/13	1,923	1,985
5.15% 3/15/13	7,910	8,243
9.625% 3/1/19	703	854
		20,680
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp. 5.95% 9/15/16	2,590	2,693
BW Group Ltd. 6.625% 6/28/17 (e)	3,265	2,759
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,968	5,197
5.7% 5/15/17	1,280	1,341
ConocoPhillips 4.75% 2/1/14	1,165	1,249
Duke Capital LLC 6.25% 2/15/13	1,104	1,179
Duke Energy Field Services:
5.375% 10/15/15 (e)	1,349	1,314
6.875% 2/1/11	2,555	2,664
7.875% 8/16/10	1,145	1,199
El Paso Natural Gas Co. 5.95% 4/15/17	1,033	1,061
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	1,871	2,013
Enbridge Energy Partners LP:
5.875% 12/15/16	1,995	1,992
6.5% 4/15/18	2,620	2,752
EnCana Holdings Finance Corp. 5.8% 5/1/14	3,190	3,469
Enterprise Products Operating LP:
4.6% 8/1/12	4,309	4,471
4.625% 10/15/09	2,150	2,154
5.6% 10/15/14	2,159	2,284
5.65% 4/1/13	769	817
Gazstream SA 5.625% 7/22/13 (e)	4,221	4,221
Gulf South Pipeline Co. LP 5.75% 8/15/12 (e)	4,266	4,428
Lukoil International Finance BV 6.656% 6/7/22 (e)	1,349	1,221
Nakilat, Inc. 6.067% 12/31/33 (e)	1,656	1,379
Nexen, Inc.:
5.05% 11/20/13	4,246	4,361
5.2% 3/10/15	1,004	1,015
6.4% 5/15/37	3,383	3,130
NGPL PipeCo LLC 6.514% 12/15/12 (e)	6,826	7,387
Pemex Project Funding Master Trust 1.9294% 6/15/10 (e)(k)	1,375	1,372
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petro-Canada:
6.05% 5/15/18	$ 1,874	$ 1,942
6.8% 5/15/38	224	237
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	4,000	4,510
Petroleos Mexicanos 8% 5/3/19 (e)	729	820
Plains All American Pipeline LP:
4.25% 9/1/12	6,000	6,126
7.75% 10/15/12	2,604	2,879
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (e)	3,299	3,592
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (e)	2,054	2,105
5.832% 9/30/16 (e)	1,483	1,523
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)	3,004	3,237
Source Gas LLC 5.9% 4/1/17 (e)	3,914	3,177
Southeast Supply Header LLC 4.85% 8/15/14 (e)	5,534	5,619
Spectra Energy Capital, LLC 5.65% 3/1/20	4,681	4,744
Suncor Energy, Inc. 6.1% 6/1/18	5,338	5,591
TEPPCO Partners LP:
5.9% 4/15/13	3,577	3,848
6.65% 4/15/18	2,359	2,543
Texas Eastern Transmission LP 6% 9/15/17 (e)	5,603	6,027
TransCanada PipeLines Ltd. 6.35% 5/15/67 (k)	2,618	2,199
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,878
Valero Energy Corp. 6.625% 6/15/37	2,498	2,171
XTO Energy, Inc.:
5% 1/31/15	1,932	2,019
5.65% 4/1/16	1,325	1,388
5.9% 8/1/12	4,917	5,319
		142,616
TOTAL ENERGY		163,296
FINANCIALS - 16.9%
Capital Markets - 3.5%
Bear Stearns Companies, Inc.:
0.645% 10/22/10 (k)	2,584	2,581
0.9025% 9/9/09 (k)	1,404	1,404
4.245% 1/7/10	1,344	1,351
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Bear Stearns Companies, Inc.: - continued
4.5% 10/28/10	$ 2,024	$ 2,102
5.3% 10/30/15	1,292	1,310
5.85% 7/19/10	4,162	4,277
6.95% 8/10/12	1,491	1,666
BlackRock, Inc. 6.25% 9/15/17	9,175	9,651
Goldman Sachs Group, Inc.:
5.45% 11/1/12	4,162	4,437
5.95% 1/18/18	4,405	4,586
6.15% 4/1/18	2,175	2,296
6.6% 1/15/12	1,889	2,045
6.75% 10/1/37	4,350	4,355
6.875% 1/15/11	301	321
Janus Capital Group, Inc.:
6.125% 9/15/11 (c)	2,649	2,623
6.5% 6/15/12	4,607	4,565
Lazard Group LLC:
6.85% 6/15/17	4,241	4,150
7.125% 5/15/15	1,520	1,527
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	12,980	13,198
6.15% 4/25/13	2,772	2,886
6.4% 8/28/17	1,071	1,055
6.875% 4/25/18	3,568	3,643
Morgan Stanley:
0.7875% 1/9/12 (k)	4,770	4,611
0.8375% 1/9/14 (k)	5,523	5,111
4.75% 4/1/14	877	871
5.05% 1/21/11	3,362	3,472
5.25% 11/2/12	270	286
5.45% 1/9/17	1,019	1,010
5.95% 12/28/17	2,371	2,424
6% 5/13/14	3,450	3,658
6.6% 4/1/12	6,316	6,863
6.625% 4/1/18	6,992	7,471
6.75% 4/15/11	923	982
7.3% 5/13/19	3,668	4,085
Royal Bank of Scotland PLC 4.875% 8/25/14 (e)	8,200	8,212
Scotland International Finance No. 2 BV 7.7% 8/15/10 (e)	1,080	1,087
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp. 4.3% 5/30/14	$ 740	$ 776
The Bank of New York, Inc. 4.95% 11/1/12	4,267	4,619
UBS AG Stamford Branch:
5.75% 4/25/18	10,518	10,333
5.875% 12/20/17	3,298	3,268
		145,168
Commercial Banks - 3.3%
American Express Bank FSB:
5.5% 4/16/13	12,085	12,540
6% 9/13/17	685	676
ANZ National International Ltd. 6.2% 7/19/13 (e)	1,213	1,304
Bank One Corp.:
5.25% 1/30/13	1,027	1,085
7.875% 8/1/10	763	807
BB&T Corp. 6.5% 8/1/11	1,372	1,435
Chase Manhattan Corp. 7.875% 6/15/10	1,714	1,801
Credit Suisse First Boston 6% 2/15/18	8,780	9,030
Credit Suisse First Boston New York Branch 5% 5/15/13	6,677	7,089
Credit Suisse New York Branch 5.5% 5/1/14	2,520	2,708
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (e)(k)	5,561	4,949
Export-Import Bank of Korea:
5.125% 2/14/11	3,224	3,269
5.25% 2/10/14 (e)	624	623
5.5% 10/17/12	2,491	2,575
Fifth Third Bancorp:
4.5% 6/1/18	136	100
8.25% 3/1/38	2,318	2,059
HBOS PLC 6.75% 5/21/18 (e)	3,004	2,505
HSBC Holdings PLC 0.7775% 10/6/16 (k)	515	477
JPMorgan Chase Bank 6% 10/1/17	2,313	2,438
KeyBank NA:
5.8% 7/1/14	1,236	1,191
7% 2/1/11	1,241	1,263
Korea Development Bank 4.625% 9/16/10	2,024	2,041
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (e)(k)	515	419
National City Bank, Cleveland 4.5% 3/15/10	3,250	3,296
PNC Funding Corp.:
0.6275% 1/31/12 (k)	6,606	6,283
7.5% 11/1/09	2,237	2,256
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Rabobank Nederland NV 2.65% 8/17/12 (e)	$ 25,880	$ 26,081
Regions Bank 7.5% 5/15/18	268	242
Santander Issuances SA Unipersonal:
0.9688% 6/20/16 (e)(k)	1,466	1,349
5.805% 6/20/16 (e)(k)	4,643	3,813
Standard Chartered Bank 6.4% 9/26/17 (e)	10,159	9,878
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (e)(k)	3,239	2,841
Union Planters Corp. 7.75% 3/1/11	662	642
UnionBanCal Corp. 5.25% 12/16/13	731	679
Wachovia Bank NA 4.875% 2/1/15	1,555	1,563
Wachovia Corp.:
0.6331% 4/23/12 (k)	599	578
0.6394% 10/15/11 (k)	4,435	4,323
5.625% 10/15/16	3,754	3,744
5.75% 6/15/17	3,239	3,416
Wells Fargo & Co. 4.2% 1/15/10	2,909	2,938
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	641	671
		136,977
Consumer Finance - 2.5%
American General Finance Corp. 6.9% 12/15/17	3,465	2,140
Capital One Bank USA NA 8.8% 7/15/19	2,935	3,145
Capital One Financial Corp.:
0.93% 9/10/09 (k)	3,619	3,618
5.7% 9/15/11	2,283	2,356
7.375% 5/23/14	3,290	3,589
Discover Financial Services:
1.1688% 6/11/10 (k)	4,441	4,328
6.45% 6/12/17	2,523	2,200
General Electric Capital Corp.:
3.5% 8/13/12	6,000	6,016
5.625% 9/15/17	5,365	5,377
5.9% 5/13/14	31,690	33,867
6.375% 11/15/67 (k)	5,670	4,579
Household Finance Corp.:
6.375% 10/15/11	2,054	2,158
7% 5/15/12	517	557
HSBC Finance Corp.:
5.25% 1/14/11	1,445	1,481
5.25% 1/15/14	1,164	1,187
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
MBNA America Bank NA 7.125% 11/15/12 (e)	$ 766	$ 795
MBNA Corp. 7.5% 3/15/12	1,776	1,874
Nelnet, Inc. 7.4% 9/29/36 (k)	2,969	1,994
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (e)	4,688	4,648
ORIX Corp. 5.48% 11/22/11	425	419
SLM Corp.:
0.6638% 7/26/10 (k)	8,687	7,948
0.7338% 10/25/11 (k)	5,737	4,544
0.8294% 3/15/11 (k)	123	106
4.5% 7/26/10	6,790	6,496
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (e)	408	403
		105,825
Diversified Financial Services - 2.6%
Bank of America Corp. 7.4% 1/15/11	9,565	10,094
BP Capital Markets PLC 1.55% 8/11/11	4,122	4,129
Citigroup, Inc.:
0.5194% 5/18/11 (k)	3,104	2,970
5.3% 10/17/12	11,048	11,161
6.125% 5/15/18	7,085	6,662
6.5% 1/18/11	1,444	1,492
6.5% 8/19/13	19,685	20,213
CME Group, Inc. 5.75% 2/15/14	559	611
ILFC E-Capital Trust I 5.9% 12/21/65 (e)(k)	3,309	1,390
International Lease Finance Corp.:
5.4% 2/15/12	3,163	2,611
5.65% 6/1/14	7,091	5,322
6.375% 3/25/13	1,660	1,303
6.625% 11/15/13	3,004	2,326
JPMorgan Chase & Co.:
4.891% 9/1/15 (k)	3,013	2,720
5.6% 6/1/11	2,362	2,493
5.75% 1/2/13	2,448	2,612
6.75% 2/1/11	415	442
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	1,204	853
5.5% 1/15/14 (e)	767	586
5.7% 4/15/17 (e)	1,873	1,185
TECO Finance, Inc. 7% 5/1/12	4,853	5,125
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)	3,576	3,442
USAA Capital Corp. 3.5% 7/17/14 (e)	5,832	5,806
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust I 6.15% 12/15/65 (e)(k)	$ 2,565	$ 2,232
ZFS Finance USA Trust II 6.45% 12/15/65 (e)(k)	5,531	4,812
ZFS Finance USA Trust IV 5.875% 5/9/62 (e)(k)	2,762	2,214
ZFS Finance USA Trust V 6.5% 5/9/67 (e)(k)	2,778	2,167
		106,973
Insurance - 1.8%
Allstate Corp.:
6.2% 5/16/14	3,088	3,363
7.45% 5/16/19	3,058	3,533
Assurant, Inc.:
5.625% 2/15/14	2,111	2,159
6.75% 2/15/34	2,172	1,737
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	624
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(k)	1,646	1,300
Jackson National Life Global Funding 5.375% 5/8/13 (e)	831	828
Liberty Mutual Group, Inc. 6.5% 3/15/35 (e)	656	480
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (e)(k)	6,731	6,477
MetLife, Inc.:
5% 6/15/15	1,285	1,334
6.125% 12/1/11	1,093	1,168
6.75% 6/1/16	3,320	3,632
7.717% 2/15/19	5,308	6,209
Metropolitan Life Global Funding I:
4.625% 8/19/10 (e)	3,643	3,665
5.125% 4/10/13 (e)	617	635
5.125% 6/10/14 (e)	2,943	3,067
Monumental Global Funding II 5.65% 7/14/11 (e)	1,824	1,864
Monumental Global Funding III 5.5% 4/22/13 (e)	2,432	2,461
Pacific Life Global Funding 5.15% 4/15/13 (e)	7,081	7,147
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (e)	7,056	5,917
Prudential Financial, Inc.:
5.15% 1/15/13	2,393	2,411
5.4% 6/13/35	499	412
5.5% 3/15/16	469	463
5.7% 12/14/36	424	372
6.2% 1/15/15	520	545
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
7.375% 6/15/19	$ 1,430	$ 1,554
8.875% 6/15/68 (k)	3,282	3,036
QBE Insurance Group Ltd. 5.647% 7/1/23 (e)(k)	3,691	2,987
Symetra Financial Corp. 6.125% 4/1/16 (e)	5,722	4,628
The Chubb Corp. 5.75% 5/15/18	1,739	1,887
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,380	1,432
		77,327
Real Estate Investment Trusts - 2.1%
AMB Property LP 5.9% 8/15/13	2,849	2,654
Arden Realty LP 5.2% 9/1/11	1,820	1,884
AvalonBay Communities, Inc.:
4.95% 3/15/13	405	406
5.5% 1/15/12	2,643	2,743
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,409	3,406
5.625% 12/15/10	4,504	4,488
5.7% 5/1/17	2,271	1,902
5.75% 4/1/12	2,342	2,284
BRE Properties, Inc. 5.75% 9/1/09	675	675
Camden Property Trust:
4.375% 1/15/10	1,633	1,644
5.375% 12/15/13	724	713
5.875% 11/30/12	3,267	3,358
CPG Partners LP 6% 1/15/13	1,123	1,126
Developers Diversified Realty Corp.:
4.625% 8/1/10	3,327	3,215
5% 5/3/10	2,475	2,405
5.25% 4/15/11	2,686	2,538
5.375% 10/15/12	1,419	1,289
Duke Realty LP:
4.625% 5/15/13	692	649
5.25% 1/15/10	501	502
5.4% 8/15/14	2,642	2,484
5.625% 8/15/11	3,266	3,299
5.875% 8/15/12	513	514
5.95% 2/15/17	468	421
6.25% 5/15/13	6,709	6,742
6.5% 1/15/18	2,914	2,681
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
6% 9/15/17	$ 942	$ 825
6.25% 1/15/17	545	493
Equity Residential 5.125% 3/15/16	3,150	2,991
Federal Realty Investment Trust:
5.4% 12/1/13	456	449
6% 7/15/12	3,239	3,341
6.2% 1/15/17	685	641
HRPT Properties Trust:
5.75% 11/1/15	982	854
6.25% 6/15/17	1,361	1,195
6.65% 1/15/18	682	596
Liberty Property LP:
5.125% 3/2/15	937	866
5.5% 12/15/16	1,642	1,445
6.625% 10/1/17	2,536	2,339
Mack-Cali Realty LP:
5.05% 4/15/10	895	898
7.75% 2/15/11	1,077	1,132
Reckson Operating Partnership LP 5.15% 1/15/11	261	249
Simon Property Group LP:
4.6% 6/15/10	1,210	1,234
4.875% 8/15/10	745	763
5% 3/1/12	401	411
5.375% 6/1/11	685	704
5.6% 9/1/11	3,001	3,111
5.75% 5/1/12	1,399	1,467
7.75% 1/20/11	1,017	1,072
Tanger Properties LP 6.15% 11/15/15	27	25
UDR, Inc. 5.5% 4/1/14	4,722	4,555
Washington (REIT) 5.95% 6/15/11	4,016	3,966
		89,644
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	1,323	1,268
5.5% 10/1/12	2,097	2,188
5.75% 6/15/17	4,704	4,558
Post Apartment Homes LP:
5.45% 6/1/12	1,496	1,431
6.3% 6/1/13	2,647	2,589
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
4.95% 4/15/14	$ 675	$ 604
5.25% 8/1/15	2,356	2,117
5.875% 6/15/17	1,166	1,052
		15,807
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
4.9% 5/1/13	3,842	3,879
5.65% 5/1/18	6,426	6,214
7.375% 5/15/14	5,919	6,490
Countrywide Financial Corp. 5.8% 6/7/12	3,221	3,342
Countrywide Home Loans, Inc. 4% 3/22/11	4,778	4,824
Independence Community Bank Corp.:
2.4169% 4/1/14 (k)	4,658	4,115
4.9% 9/23/10	1,873	1,934
		30,798
TOTAL FINANCIALS		708,519
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,605
Health Care Providers & Services - 0.3%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	1,721
6.3% 8/15/14	3,995	3,641
Express Scripts, Inc.:
5.25% 6/15/12	3,081	3,268
6.25% 6/15/14	1,824	1,993
7.25% 6/15/19	1,181	1,370
		11,993
Pharmaceuticals - 0.4%
AstraZeneca PLC 6.45% 9/15/37	2,331	2,741
Merck & Co., Inc. 5% 6/30/19	2,152	2,275
Novartis Capital Corp. 4.125% 2/10/14	3,236	3,394
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holdings, Inc. 5% 3/1/14 (e)	$ 6,563	$ 7,100
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	1,058	1,130
		16,640
TOTAL HEALTH CARE		32,238
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (e)	2,916	2,965
6.4% 12/15/11 (e)	903	968
Bombardier, Inc. 6.3% 5/1/14 (e)	8,073	7,468
		11,401
Airlines - 0.8%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	437	419
7.024% 4/15/11	3,125	3,109
7.324% 4/15/11	1,260	1,260
7.858% 4/1/13	5,999	5,729
Continental Airlines, Inc.:
6.648% 3/15/19	3,403	2,926
6.795% 2/2/20	108	83
6.82% 5/1/18	244	203
6.9% 7/2/19	945	823
7.056% 3/15/11	1,942	1,932
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	402	360
7.57% 11/18/10	11,950	11,651
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,409	1,855
8.36% 7/20/20	1,618	1,343
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	54	54
6.201% 3/1/10	34	34
6.602% 9/1/13	98	96
7.032% 4/1/12	737	729
7.186% 10/1/12	1,831	1,808
		34,414
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (k)	$ 2,406	$ 2,363
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	2,792	2,907
5.45% 10/15/12	683	744
6% 10/15/17	3,234	3,560
		7,211
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (e)	675	688
TOTAL INDUSTRIALS		56,077
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19	846	883
Nokia Corp. 5.375% 5/15/19	3,248	3,404
		4,287
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	3,258	3,309
6% 10/1/12	4,281	4,429
6.55% 10/1/17	2,606	2,590
		10,328
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,768	1,843
Semiconductors & Semiconductor Equipment - 0.1%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	2,206	2,185
National Semiconductor Corp. 0.8794% 6/15/10 (k)	1,397	1,346
		3,531
TOTAL INFORMATION TECHNOLOGY		19,989
MATERIALS - 1.6%
Chemicals - 0.5%
Dow Chemical Co.:
4.85% 8/15/12	8,061	8,256
7.6% 5/15/14	6,754	7,293
8.55% 5/15/19	4,693	5,112
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co. 5% 1/15/13	$ 281	$ 304
Lubrizol Corp. 8.875% 2/1/19	1,024	1,262
		22,227
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,024	1,987
Containers & Packaging - 0.1%
Pactiv Corp.:
5.875% 7/15/12	1,892	2,016
6.4% 1/15/18	1,931	1,909
		3,925
Metals & Mining - 0.9%
Anglo American Capital PLC:
9.375% 4/8/14 (e)	2,770	3,158
9.375% 4/8/19 (e)	3,822	4,472
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	2,182	2,293
5.5% 4/1/14	4,342	4,728
6.5% 4/1/19	4,342	4,950
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	2,211	2,415
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	3,604	3,829
6.5% 7/15/18	6,026	6,487
8.95% 5/1/14	3,262	3,802
Vale Overseas Ltd. 6.25% 1/23/17	2,564	2,717
		38,851
TOTAL MATERIALS		66,990
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	2,855	3,299
AT&T, Inc. 6.7% 11/15/13	1,296	1,468
British Telecommunications PLC 9.125% 12/15/10 (c)	3,001	3,233
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,703	2,879
6.75% 8/20/18	4,008	4,525
SBC Communications, Inc.:
5.1% 9/15/14	2,395	2,589
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.: - continued
5.875% 2/1/12	$ 3,018	$ 3,254
5.875% 8/15/12	1,080	1,181
Sprint Capital Corp. 7.625% 1/30/11	1,855	1,857
Telecom Italia Capital SA:
4% 1/15/10	5,400	5,440
4.95% 9/30/14	3,542	3,656
5.25% 10/1/15	2,889	2,997
Telefonica Emisiones SAU:
0.8094% 2/4/13 (k)	2,654	2,595
6.421% 6/20/16	1,283	1,438
Telefonos de Mexico SA de CV 4.75% 1/27/10	6,849	6,917
Verizon Global Funding Corp. 7.25% 12/1/10	3,027	3,224
Verizon New England, Inc. 6.5% 9/15/11	984	1,060
Verizon New York, Inc. 6.875% 4/1/12	6,027	6,567
		58,179
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 5.625% 11/15/17	1,997	2,003
Sprint Nextel Corp. 6% 12/1/16	1,159	974
Verizon Wireless Capital LLC:
5.55% 2/1/14 (e)	2,621	2,834
8.5% 11/15/18 (e)	1,019	1,284
Vodafone Group PLC:
5% 12/16/13	2,536	2,692
5.5% 6/15/11	3,049	3,236
7.75% 2/15/10	2,041	2,103
		15,126
TOTAL TELECOMMUNICATION SERVICES		73,305
UTILITIES - 3.8%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	3,299	3,616
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,542	4,790
8.875% 11/15/18	1,026	1,290
Commonwealth Edison Co.:
5.4% 12/15/11	4,828	5,156
5.8% 3/15/18	5,226	5,626
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
EDP Finance BV:
5.375% 11/2/12 (e)	$ 2,201	$ 2,352
6% 2/2/18 (e)	8,464	9,129
Enel Finance International SA 5.7% 1/15/13 (e)	921	984
Exelon Corp.:
4.9% 6/15/15	3,534	3,589
6.75% 5/1/11	734	785
FirstEnergy Corp. 6.45% 11/15/11	2,179	2,381
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (e)	1,018	1,040
6.05% 8/15/21 (e)	2,370	2,396
Illinois Power Co. 6.125% 11/15/17	455	478
Nevada Power Co.:
6.5% 5/15/18	12,764	13,911
6.5% 8/1/18	1,734	1,893
Oncor Electric Delivery Co. 6.375% 5/1/12	3,016	3,284
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	3,994	4,319
Pennsylvania Electric Co. 6.05% 9/1/17	844	899
Pepco Holdings, Inc.:
4% 5/15/10	2,463	2,489
6.45% 8/15/12	4,119	4,382
PPL Capital Funding, Inc. 6.7% 3/30/67 (k)	6,582	5,134
Progress Energy, Inc. 7.1% 3/1/11	3,738	3,976
Sierra Pacific Power Co. 5.45% 9/1/13	1,722	1,804
West Penn Power Co. 5.95% 12/15/17 (e)	346	359
Wisconsin Electric Power Co. 6.25% 12/1/15	3,326	3,777
		89,839
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	488	500
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,423	3,526
		4,026
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	7,116	7,638
Duke Capital LLC 5.668% 8/15/14	2,270	2,368
Exelon Generation Co. LLC 5.35% 1/15/14	1,687	1,764
PPL Energy Supply LLC:
6.3% 7/15/13	8,190	8,740
6.5% 5/1/18	3,456	3,642
		24,152
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
4.75% 12/15/10	$ 4,341	$ 4,476
5.2% 8/15/19	4,183	4,314
6.3% 9/30/66 (k)	4,407	3,217
7.5% 6/30/66 (k)	5,621	4,609
DTE Energy Co. 7.05% 6/1/11	1,086	1,154
KeySpan Corp. 7.625% 11/15/10	546	577
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	3,225	3,498
National Grid PLC 6.3% 8/1/16	1,631	1,763
NiSource Finance Corp.:
5.25% 9/15/17	2,656	2,468
5.4% 7/15/14	1,487	1,488
5.45% 9/15/20	313	284
6.4% 3/15/18	1,465	1,472
7.875% 11/15/10	1,128	1,186
10.75% 3/15/16	2,063	2,416
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	6,815	5,384
WPS Resources Corp. 6.11% 12/1/66 (k)	975	712
		39,018
TOTAL UTILITIES		157,035
TOTAL NONCONVERTIBLE BONDS (Cost $1,339,768)		1,453,457
U.S. Government and Government Agency Obligations - 22.9%

U.S. Government Agency Obligations - 9.9%
Fannie Mae:
1.75% 8/10/12	5,624	5,627
2.5% 5/15/14	113,546	112,919
2.75% 3/13/14	5,036	5,093
5% 2/16/12	39,143	42,446
Federal Home Loan Bank:
1.75% 8/22/12	39,410	39,315
3.625% 5/29/13	3,837	4,032
Freddie Mac:
2.125% 3/23/12	53,958	54,746
2.5% 4/23/14	5,680	5,663
5% 1/30/14 (h)	14,616	15,990
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.25% 7/18/11 (d)	$ 105,411	$ 113,746
5.75% 1/15/12	10,423	11,501
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	932	947
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		412,025
U.S. Treasury Inflation Protected Obligations - 6.7%
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/18	61,998	60,041
2% 1/15/14 (h)	86,607	88,231
2% 7/15/14	108,105	110,301
2.625% 7/15/17	20,638	21,960
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		280,533
U.S. Treasury Obligations - 5.9%
U.S. Treasury Notes:
1.75% 8/15/12	30,942	31,186
1.75% 3/31/14	4,020	3,936
1.875% 6/15/12	27,440	27,798
2.625% 7/31/14	25,000	25,297
3.375% 6/30/13	28,369	29,960
3.75% 11/15/18	60,847	62,482
4% 8/15/18	63,000	65,973
TOTAL U.S. TREASURY OBLIGATIONS		246,632
Other Government Related - 0.4%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (f)	3,370	3,406
Citigroup Funding, Inc.:
2.125% 7/12/12 (FDIC Guaranteed) (f)	2,250	2,269
2.25% 12/10/12 (FDIC Guaranteed) (f)	10,850	10,958
TOTAL OTHER GOVERNMENT RELATED		16,633
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $939,868)		955,823
U.S. Government Agency - Mortgage Securities - 10.8%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 5.6%
2.788% 7/1/34 (k)	$ 630	$ 645
2.805% 7/1/35 (k)	1,292	1,326
2.87% 6/1/34 (k)	1,552	1,585
3.206% 4/1/36 (k)	8,108	8,280
3.281% 10/1/33 (k)	112	114
3.283% 3/1/35 (k)	196	200
3.321% 9/1/34 (k)	2,939	3,022
3.44% 8/1/33 (k)	3,135	3,234
3.572% 2/1/33 (k)	319	325
3.6% 10/1/33 (k)	322	327
3.631% 7/1/33 (k)	3,755	3,887
3.668% 7/1/35 (k)	128	131
3.697% 7/1/35 (k)	1,170	1,208
3.828% 7/1/35 (k)	972	997
4% 7/1/18	5,496	5,689
4.046% 3/1/35 (k)	63	64
4.131% 7/1/34 (k)	7,219	7,420
4.209% 11/1/36 (k)	2,052	2,125
4.25% 7/1/34 (k)	153	157
4.275% 6/1/36 (k)	407	423
4.285% 12/1/33 (k)	11,454	11,815
4.29% 3/1/33 (k)	148	153
4.299% 3/1/33 (k)	150	154
4.344% 3/1/34 (k)	312	322
4.425% 3/1/35 (k)	535	551
4.456% 10/1/35 (k)	752	771
4.461% 5/1/35 (k)	690	709
4.477% 3/1/35 (k)	1,173	1,207
4.5% 9/17/24 (g)	2,000	2,055
4.534% 10/1/33 (k)	371	379
4.62% 9/1/35 (k)	6,370	6,577
4.643% 7/1/35 (k)	577	598
4.666% 11/1/36 (k)	2,132	2,215
4.691% 9/1/36 (k)	2,455	2,563
4.744% 2/1/34 (k)	92	96
4.807% 1/1/35 (k)	4,270	4,371
4.925% 7/1/35 (k)	9,000	9,267
4.996% 4/1/35 (k)	5,997	6,181
5% 12/1/17 to 8/1/18	21,991	23,266
5.185% 3/1/35 (k)	191	196
5.197% 5/1/35 (k)	4,323	4,462
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.301% 12/1/34 (k)	$ 441	$ 450
5.5% 4/1/14 to 6/1/36	38,198	40,728
5.5% 9/17/24 (g)	3,000	3,156
5.564% 7/1/37 (k)	999	1,046
5.66% 9/1/35 (k)	1,668	1,765
5.82% 7/1/46 (k)	12,964	13,633
5.821% 3/1/36 (k)	4,283	4,519
6% 2/1/37 to 10/1/38	15,177	16,034
6% 9/14/39 (g)	6,000	6,311
6.004% 4/1/36 (k)	843	888
6.319% 4/1/36 (k)	822	872
6.5% 4/1/13 to 3/1/35	21,799	23,503
7% 7/1/25 to 2/1/32	44	48
7.5% 8/1/13 to 8/1/29	553	606
12.5% 4/1/15 to 8/1/15	10	12
TOTAL FANNIE MAE		232,638
Freddie Mac - 1.4%
3.156% 2/1/34 (k)	352	360
3.478% 3/1/35 (k)	1,002	1,029
3.862% 1/1/35 (k)	214	220
4.035% 6/1/35 (k)	523	543
4.5% 5/1/35 (k)	3,489	3,594
4.755% 3/1/36 (k)	838	857
5% 3/1/19	20,466	21,632
5% 9/14/39 (g)	11,000	11,287
5.145% 4/1/35 (k)	2,457	2,537
5.31% 3/1/33 (k)	59	61
5.379% 1/1/34 (k)	2,322	2,402
5.382% 11/1/35 (k)	1,168	1,232
5.522% 1/1/36 (k)	2,798	2,934
5.669% 10/1/35 (k)	679	718
5.919% 6/1/36 (k)	1,829	1,916
6.103% 6/1/36 (k)	901	944
6.602% 1/1/37 (k)	5,597	5,921
7% 8/1/10 to 7/1/13	114	118
7.5% 2/1/10 to 1/1/33	363	391
TOTAL FREDDIE MAC		58,696
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 3.8%
5.5% 9/1/39 (g)	$ 44,000	$ 45,931
5.5% 9/21/39 (g)	50,000	52,195
5.5% 9/21/39 (g)	36,000	37,580
5.5% 9/21/39 (g)	15,000	15,658
7% 1/15/28 to 11/15/32	5,879	6,407
7.5% 3/15/28	5	5
8% 7/15/17 to 5/15/22	1,492	1,623
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		159,399
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $440,287)		450,733
Asset-Backed Securities - 2.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (k)	821	436
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (k)	375	1
Class M8, 1.1156% 7/25/36 (k)	17	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (k)	166	151
Class M2, 1.3656% 2/25/34 (k)	356	141
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (k)	119	103
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (k)	12	11
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (k)	163	3
Class M4, 0.6656% 5/25/36 (k)	49	1
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (k)	77	2
Class M5, 0.6556% 4/25/36 (k)	73	1
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3025% 9/20/13 (k)	1,342	1,289
Series 2006-A7 Class A7, 0.2925% 10/20/12 (k)	1,413	1,357
Series 2006-C1 Class C1, 0.7525% 10/20/14 (k)	343	10
Series 2007-A4 Class A4, 0.3025% 4/22/13 (k)	3,063	2,940
Series 2007-D1 Class D, 1.6725% 1/22/13 (e)(k)	4,593	92
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (e)(k)	293	293
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	161	163
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust: - continued
Series 2006-1 Class B1, 5.2% 3/6/11	$ 64	$ 64
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	714	393
Series 2007-2M Class A3, 5.22% 4/8/10	273	277
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (k)	54	39
Series 2004-R11 Class M1, 0.9256% 11/25/34 (k)	258	119
Series 2004-R2 Class M3, 0.8156% 4/25/34 (k)	70	29
Series 2005-R2 Class M1, 0.7156% 4/25/35 (k)	930	659
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (k)	22	6
Series 2004-W11 Class M2, 0.9656% 11/25/34 (k)	253	105
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (k)	968	467
Class M2, 0.8656% 5/25/34 (k)	803	565
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (k)	699	213
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (k)	632	10
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (k)	1,202	636
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (k)	188	96
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (k)	193	6
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(e)(k)	4,149	0*
Bank America Auto Trust Series 2009-1A Class A3, 2.67% 7/15/13 (e)	4,200	4,246
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (k)	1,547	1,543
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7156% 9/25/35 (k)	42	31
Series 2005-HE2 Class M2, 1.0156% 2/25/35 (k)	1,896	791
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (e)(k)	275	275
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	1,292	1,137
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (k)	1,034	966
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (k)	311	282
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	472	474
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust: - continued
Series 2006-2:
Class B, 5.07% 12/15/11	$ 1,638	$ 1,660
Class C, 5.31% 6/15/12	1,205	1,175
Series 2007-1 Class C, 5.38% 11/15/12	429	345
Series 2007-SN1:
Class B, 5.52% 3/15/11	139	127
Class C, 5.73% 3/15/11	79	74
Class D, 6.05% 1/17/12	210	194
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	2,760	2,889
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	888	889
Series 2006-C:
Class A3A, 5.07% 7/15/11	22	22
Class A3B, 0.2828% 7/15/11 (k)	34	34
Series 2007-B Class A3A, 5.03% 4/15/12	552	557
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5628% 4/15/13 (e)(k)	1,310	1,260
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (e)(k)	327	65
Class B, 1.0225% 7/20/39 (e)(k)	189	23
Class C, 1.3725% 7/20/39 (e)(k)	243	19
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	589	530
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (k)	514	18
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (k)	304	6
Series 2006-NC3 Class M10, 2.2656% 8/25/36 (e)(k)	680	11
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (k)	165	6
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (k)	133	3
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (k)	812	214
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (e)(k)	158	127
Series 2005-1A Class A1, 4.67% 5/20/17 (e)	515	403
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (k)	239	238
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	153	137
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (k)	345	11
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (k)	$ 5	$ 5
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (k)	119	112
Series 2007-4 Class A1A, 0.3856% 9/25/37 (k)	693	651
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	149	0*
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (k)	509	279
Class M4, 1.2356% 4/25/34 (k)	72	37
Series 2004-4 Class M2, 0.7956% 6/25/34 (k)	265	170
Series 2005-3 Class MV1, 0.6856% 8/25/35 (k)	920	837
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (k)	163	149
CPS Auto Receivables Trust:
Series 2006-D:
Class A3, 5.157% 5/15/11 (e)	40	40
Class A4, 5.115% 8/15/13 (e)	643	630
Series 2007-B Class A3, 5.47% 11/15/11 (e)	272	273
Series 2007-C Class A3, 5.43% 5/15/12 (e)	219	219
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (e)	2,309	2,022
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (k)	1,310	1,286
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (e)	1,302	1,287
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (k)	18	10
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (k)	208	42
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (k)	3,188	969
First Franklin Mortgage Loan Trust:
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (k)	141	137
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (k)	72	70
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (e)	2,696	2,504
Series 2006-C:
Class B, 5.3% 6/15/12	450	455
Class D, 6.89% 5/15/13 (e)	1,855	1,615
Series 2007-A Class D, 7.05% 12/15/13 (e)	1,014	892
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (k)	349	227
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	$ 53	$ 43
Class C, 5.41% 7/21/14	471	236
Series 2007-1:
Class A4, 5.03% 2/16/15	370	381
Class C, 5.43% 2/16/15	453	216
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (k)	52	23
Class M2, 1.0156% 2/25/34 (k)	88	68
Series 2005-A:
Class M3, 0.7556% 1/25/35 (k)	427	100
Class M4, 0.9456% 1/25/35 (k)	164	30
Series 2006-A Class M4, 0.6656% 5/25/36 (k)	86	1
Series 2006-D Class M1, 0.4956% 11/25/36 (k)	239	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (e)(k)	1,457	1,090
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	1,725	1,380
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (e)(k)	155	104
Series 2006-2A:
Class A, 0.4528% 11/15/34 (e)(k)	1,690	1,014
Class B, 0.5528% 11/15/34 (e)(k)	612	177
Class C, 0.6528% 11/15/34 (e)(k)	1,014	223
Class D, 1.0228% 11/15/34 (e)(k)	386	62
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (k)	401	389
Class C, 0.5128% 9/17/12 (k)	311	292
Series 2007-1 Class C, 0.5428% 3/15/13 (k)	2,138	1,959
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (k)	786	637
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (k)	545	327
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (e)	664	564
Series 2007-1:
Class B, 5.53% 12/15/14	72	62
Class C, 5.74% 12/15/14	153	122
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (e)(k)	463	34
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2004-AR1:
Class M1, 0.9156% 6/25/34 (k)	$ 1,379	$ 727
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (k)	547	21
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (k)	7	3
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (k)	35	35
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (k)	194	2
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (e)(k)	297	45
Series 2006-3:
Class B, 0.6656% 9/25/46 (e)(k)	468	70
Class C, 0.8156% 9/25/46 (e)(k)	688	69
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (k)	0*	0*
Series 2003-2 Class M1, 1.5856% 8/25/33 (k)	378	184
Series 2003-3 Class M1, 1.5556% 8/25/33 (k)	405	195
Series 2003-5 Class A2, 0.9656% 12/25/33 (k)	15	5
Series 2003-7 Class A2, 1.0256% 3/25/34 (k)	1	0*
Series 2004-3 Class M2, 1.9656% 8/25/34 (k)	135	78
Series 2004-7 Class A3, 0.6556% 1/25/35 (k)	0*	0*
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (k)	123	115
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (k)	1,699	1,563
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (k)	15	14
Honda Auto Receivables Owner Trust Series 2009-3 Class A3, 2.31% 5/15/13	3,000	3,010
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (k)	1,013	1,006
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (k)	264	152
Class M2, 0.5625% 3/20/36 (k)	437	212
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (k)	766	225
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	97	97
Class C, 5.34% 11/15/12	125	127
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (k)	151	3
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (k)	764	343
Class MV1, 0.4956% 11/25/36 (k)	621	64
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (k)	423	15
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (k)	$ 457	$ 363
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (k)	172	171
Class 2C, 2.3775% 3/27/42 (k)	2,280	372
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (e)(k)	195	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,418	2,224
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (k)	151	116
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (k)	18	18
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (e)	18	10
Class C, 5.691% 10/20/28 (e)	8	4
Class D, 6.01% 10/20/28 (e)	95	43
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (k)	272	7
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (k)	353	12
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (k)	162	72
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	308	293
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (k)	650	461
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (k)	1,344	977
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (k)	56	54
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (k)	2,076	1,019
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (k)	26	5
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (k)	220	147
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (k)	199	75
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (k)	180	72
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (k)	188	30
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (k)	121	118
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (k)	144	1
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (k)	194	4
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (k)	16	3
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (k)	224	183
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (k)	14	13
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(k)(m)	$ 3,212	$ 289
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (m)	2,858	572
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (m)	2,388	66
Series 2006-1 Class AIO, 5.5% 4/25/11 (m)	344	22
Series 2006-2 Class AIO, 6% 8/25/11 (m)	170	16
Series 2006-3:
Class A1, 0.2956% 9/25/19 (k)	315	311
Class AIO, 7.1% 1/25/12 (m)	274	38
Series 2006-4:
Class A1, 0.2956% 3/25/25 (k)	347	333
Class AIO, 6.35% 2/27/12 (m)	871	114
Class D, 1.3656% 5/25/32 (k)	1,745	42
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)	1,172	194
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)	996	159
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (k)	642	129
Series 2005-D Class M2, 0.7356% 2/25/36 (k)	525	32
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (k)	219	209
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (k)	14	14
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (e)(k)	405	158
Series 2006-1A Class A, 1.6725% 3/20/11 (e)(k)	530	196
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (k)	155	122
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (k)	36	33
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (k)	48	44
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (k)	125	88
Class M3, 1.5156% 9/25/34 (k)	240	63
Class M4, 1.7156% 9/25/34 (k)	308	44
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (k)	180	27
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (k)	1,658	1,090
Class M3, 0.8256% 1/25/35 (k)	215	112
Class M4, 1.0956% 1/25/35 (k)	665	108
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (k)	788	14
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WHQ2:
Class M9, 2.1456% 5/25/35 (k)	$ 267	$ 1
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (e)(k)	1,893	1,714
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (e)	391	306
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (k)	358	9
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (k)	2	1
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (k)	851	423
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (k)	70	1
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (k)	59	30
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (k)	37	33
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (e)(k)	577	478
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (k)	572	114
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (k)	81	52
Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)	484	5
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (k)	60	9
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (k)	62	33
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (e)(k)	590	157
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (k)	228	183
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (k)	661	650
Class B, 0.5728% 1/15/12 (k)	532	500
Class C, 0.8728% 1/15/12 (k)	868	712
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	1,077	919
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (k)	1,797	1,734
Class B, 0.4928% 6/15/12 (k)	313	290
Class C, 0.7728% 6/15/12 (k)	187	131
Series 2007-2 Class A, 0.9228% 10/15/12 (k)	2,114	2,016
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (k)	$ 168	$ 57
Series 2003-6HE Class A1, 0.7356% 11/25/33 (k)	16	6
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (e)(k)	1,745	87
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	555	549
Series 2007-A Class A3, 5.28% 2/13/12	1,299	1,309
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (k)	2,112	2,033
Class C, 0.6228% 10/17/11 (k)	2,560	2,399
Series 2007-1 Class C, 0.6428% 6/15/12 (k)	1,653	1,239
Volkswagen Auto Lease Trust Series 2009-A Class A3, 3.41% 4/16/12	7,200	7,379
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (e)	721	737
Series 2006-2A:
Class B, 5.29% 6/20/12 (e)	302	311
Class D, 5.54% 12/20/12 (e)	430	389
Class E, 7.05% 5/20/14 (e)	3,037	2,472
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	400	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (k)	272	5
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (e)(k)	4,281	3,771
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	4,748	4,922
Series 2007-A5A Class A5, 1.0228% 10/15/14 (e)(k)	680	677
Series 2007-C1 Class C1, 0.6728% 5/15/14 (e)(k)	4,078	3,974
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)	3	0
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (e)(k)	806	97
TOTAL ASSET-BACKED SECURITIES (Cost $119,102)		118,716
Collateralized Mortgage Obligations - 2.7%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.3%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (e)(k)	$ 1,468	$ 1,433
Class 2M, 0.64% 2/17/52 (e)(k)	998	961
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (e)(k)	643	418
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (k)	67	14
Class C, 5.6986% 4/10/49 (k)	179	32
Class D, 5.6986% 4/10/49 (k)	89	14
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (k)	58	44
Series 2003-L Class 2A1, 5.2191% 1/25/34 (k)	1,187	1,015
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (k)	905	762
Series 2004-A Class 2A2, 5.4508% 2/25/34 (k)	281	241
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (k)	113	87
Class 2A2, 4.5749% 3/25/34 (k)	778	661
Series 2004-C Class 1A1, 4.097% 4/25/34 (k)	121	100
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (k)	220	169
Class 2A2, 3.8898% 5/25/34 (k)	1,891	1,598
Series 2004-G Class 2A7, 4.2585% 8/25/34 (k)	1,611	1,373
Series 2004-H Class 2A1, 4.469% 9/25/34 (k)	1,522	1,255
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (k)	1,251	970
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (e)(k)(m)	3,579	48
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (k)	772	671
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (k)	1,207	1,191
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,348	189
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (e)(k)	1,207	1,018
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (k)	22	21
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (k)	434	175
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (k)	$ 665	$ 47
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (k)	15	8
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (k)	10	7
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (k)	1,663	1,387
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (k)	1,547	555
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (k)	188	172
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (k)	24	12
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (e)(k)	1,754	1,395
Class C2, 0.98% 10/18/54 (e)(k)	587	382
Class M2, 0.76% 10/18/54 (e)(k)	1,007	690
Series 2007-1A Class C2, 1.06% 10/18/54 (e)(k)	237	204
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (e)(k)	1,404	983
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (e)(k)	1,402	1,122
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (k)	151	23
Series 2006-1A Class C2, 0.8725% 12/20/54 (e)(k)	3,085	463
Series 2006-2 Class C1, 0.7425% 12/20/54 (k)	2,445	293
Series 2006-3 Class C2, 0.7725% 12/20/54 (k)	506	61
Series 2006-4:
Class B1, 0.3625% 12/20/54 (k)	2,386	835
Class C1, 0.6525% 12/20/54 (k)	1,459	219
Class M1, 0.4425% 12/20/54 (k)	629	113
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (k)	1,115	134
Class 1M1, 0.4225% 12/20/54 (k)	754	136
Class 2C1, 0.7025% 12/20/54 (k)	506	61
Class 2M1, 0.5225% 12/20/54 (k)	969	174
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (k)	1,341	201
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (k)	194	24
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (k)	$ 149	$ 101
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (k)	187	99
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (e)(k)	484	451
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (k)	105	35
Series 2005-1 Class M4, 1.0156% 4/25/35 (k)	11	1
Series 2005-3 Class A1, 0.5056% 8/25/35 (k)	262	122
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)	155	160
Class A3, 5.447% 6/12/47 (k)	2,289	2,026
JPMorgan Mortgage Trust:
Series 2004-A5 Class 2A1, 4.3385% 12/25/34 (k)	1,135	987
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (k)	1,506	1,323
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	543	472
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (e)(k)	196	92
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (k)	26	14
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (k)	643	221
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	407	301
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (k)	403	6
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (k)	1,056	466
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (e)(k)	181	102
Class C, 0.4628% 6/15/22 (e)(k)	785	330
Class D, 0.4728% 6/15/22 (e)(k)	301	84
Class E, 0.4828% 6/15/22 (e)(k)	483	106
Class F, 0.5128% 6/15/22 (e)(k)	733	147
Class G, 0.5828% 6/15/22 (e)(k)	259	41
Class H, 0.6028% 6/15/22 (e)(k)	362	51
Class J, 0.6428% 6/15/22 (e)(k)	422	51
Merrill Lynch Mortgage Investors Trust floater:
Series 2005-B Class A2, 1.4% 7/25/30 (k)	339	244
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater: - continued
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (k)	$ 470	$ 2
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	5,168	4,981
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (k)	1,326	889
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (k)	1,507	67
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (k)	1,072	845
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (k)	235	177
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (k)	2,891	2,263
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (e)(k)	1,506	768
Class B6, 3.1256% 7/10/35 (e)(k)	415	193
Series 2004-A:
Class B4, 1.4756% 2/10/36 (e)(k)	342	137
Class B5, 1.9756% 2/10/36 (e)(k)	228	86
Series 2004-B:
Class B4, 1.3756% 2/10/36 (e)(k)	348	112
Class B5, 1.8256% 2/10/36 (e)(k)	317	92
Class B6, 2.2756% 2/10/36 (e)(k)	112	28
Series 2004-C:
Class B4, 1.2256% 9/10/36 (e)(k)	460	151
Class B5, 1.6256% 9/10/36 (e)(k)	510	147
Class B6, 2.0256% 9/10/36 (e)(k)	117	27
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	946	837
Series 2004-SL3 Class A1, 7% 8/25/16	98	87
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (k)	109	69
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (e)(k)	279	197
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (e)(k)	2	2
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	170	137
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (k)	$ 21	$ 14
Series 2004-7 Class A3B, 1.535% 7/20/34 (k)	13	8
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (k)	149	2
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (e)(k)	59	28
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (k)	1,475	701
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (k)	28	27
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-H Class A1, 4.5272% 6/25/34 (k)	1,379	1,222
Series 2004-T Class A1, 3.954% 9/25/34 (k)	553	473
Series 2005-AR10 Class 2A2, 3.8109% 6/25/35 (k)	950	866
Series 2005-AR12 Class 2A6, 4.046% 7/25/35 (k)	497	431
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	2,804	2,429
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (k)	1,399	1,167
TOTAL PRIVATE SPONSOR		51,856
U.S. Government Agency - 1.4%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	480	514
Series 2005-67 Class HD, 5.5% 12/25/30	9,289	9,711
Series 2006-4 Class PB, 6% 9/25/35	6,648	7,103
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	1,600	1,710
Series 2004-3 Class BA, 4% 7/25/17	289	298
Series 2004-86 Class KC, 4.5% 5/25/19	1,299	1,353
Series 2005-41 Class LA, 5.5% 5/25/35	6,571	6,937
Freddie Mac:
planned amortization class Series 2104 Class PG, 6% 12/15/28	2,937	3,130
sequential payer Series 2516 Class AH, 5% 1/15/16	65	65
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	1,679	1,787
Series 2363 Class PF, 6% 9/15/16	2,228	2,369
Series 2425 Class JH, 6% 3/15/17	2,010	2,156
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2702 Class WB, 5% 4/15/17	$ 4,786	$ 4,955
Series 3033 Class UD, 5.5% 10/15/30	3,519	3,682
Series 3049 Class DB, 5.5% 6/15/31	8,150	8,576
sequential payer:
Series 2528 Class HN, 5% 11/15/17	5,087	5,352
Series 2809 Class UA, 4% 12/15/14	340	339
TOTAL U.S. GOVERNMENT AGENCY		60,037
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $107,050)		111,893
Commercial Mortgage Securities - 7.4%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (k)	1,412	1,277
Class A2, 6.9094% 2/14/43 (k)	888	965
Class A3, 6.9594% 2/14/43 (k)	958	1,037
Class PS1, 1.556% 2/14/43 (k)(m)	4,613	162
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (k)	1,409	1,389
Series 2006-4 Class A1, 5.363% 7/10/46 (k)	682	693
Series 2006-5:
Class A1, 5.185% 9/10/47	858	873
Class A2, 5.317% 9/10/47	4,658	4,662
Class A3, 5.39% 9/10/47	1,683	1,614
Series 2006-6 Class A3, 5.369% 12/10/16	2,414	2,052
Series 2007-2 Class A1, 5.421% 4/10/49	462	470
Series 2007-4 Class A3, 5.8115% 2/10/51 (k)	1,204	1,121
Series 2006-6 Class E, 5.619% 10/10/45 (e)	697	90
Series 2007-3:
Class A3, 5.6581% 6/10/49 (k)	2,016	1,700
Class A4, 5.6581% 6/10/49 (k)	2,516	1,927
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	295	299
Series 2001-1 Class A4, 5.451% 1/15/49	2,643	2,270
Series 2004-2:
Class A2, 3.52% 11/10/38	14	14
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Class A3, 4.05% 11/10/38	$ 1,633	$ 1,633
Class A4, 4.153% 11/10/38	1,531	1,492
Series 2004-4 Class A3, 4.128% 7/10/42	507	509
Series 2005-1 Class A3, 4.877% 11/10/42	4,159	4,154
Series 2006-1 Class A1, 5.219% 9/10/45 (k)	1,703	1,725
Series 2001-3 Class H, 6.562% 4/11/37 (e)	675	644
Series 2001-PB1:
Class J, 7.166% 5/11/35 (e)	302	199
Class K, 6.15% 5/11/35 (e)	561	431
Series 2002-2 Class XP, 2.0377% 7/11/43 (e)(k)(m)	1,122	7
Series 2003-2 Class XP, 0.4553% 3/11/41 (e)(k)(m)	15,516	51
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)	3,750	3,592
Series 2005-6 Class A3, 5.1791% 9/10/47 (k)	2,173	2,098
Series 2007-1 Class B, 5.543% 1/15/49	727	155
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5828% 3/15/22 (e)(k)	518	300
Class D, 0.6328% 3/15/22 (e)(k)	525	289
Class E, 0.6728% 3/15/22 (e)(k)	434	226
Class F, 0.7428% 3/15/22 (e)(k)	277	139
Class G, 0.8028% 3/15/22 (e)(k)	179	81
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (e)(k)	775	519
Class D, 0.4828% 10/15/19 (e)(k)	947	568
Class E, 0.5128% 10/15/19 (e)(k)	878	483
Class F, 0.5828% 10/15/19 (e)(k)	1,724	862
Class G, 0.6028% 10/15/19 (e)(k)	609	274
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (e)(k)	69	35
Series 2004-1:
Class A, 0.6256% 4/25/34 (e)(k)	861	611
Class B, 2.1656% 4/25/34 (e)(k)	97	39
Class M1, 0.8256% 4/25/34 (e)(k)	78	46
Class M2, 1.4656% 4/25/34 (e)(k)	72	36
Series 2004-2:
Class A, 0.6956% 8/25/34 (e)(k)	678	475
Class M1, 0.8456% 8/25/34 (e)(k)	155	78
Series 2004-3:
Class A1, 0.6356% 1/25/35 (e)(k)	1,488	967
Class A2, 0.6856% 1/25/35 (e)(k)	213	132
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Class M1, 0.7656% 1/25/35 (e)(k)	$ 257	$ 131
Class M2, 1.2656% 1/25/35 (e)(k)	101	44
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (e)(k)	1,138	743
Class M1, 0.6956% 8/25/35 (e)(k)	49	20
Class M2, 0.7456% 8/25/35 (e)(k)	80	30
Class M3, 0.7656% 8/25/35 (e)(k)	44	15
Class M4, 0.8756% 8/25/35 (e)(k)	65	21
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (e)(k)	362	244
Class A2, 0.6656% 11/25/35 (e)(k)	420	252
Class M1, 0.7056% 11/25/35 (e)(k)	68	28
Class M2, 0.7556% 11/25/35 (e)(k)	86	34
Class M3, 0.7756% 11/25/35 (e)(k)	77	28
Class M4, 0.8656% 11/25/35 (e)(k)	96	33
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (e)(k)	844	506
Class B1, 1.6656% 1/25/36 (e)(k)	116	31
Class M1, 0.7156% 1/25/36 (e)(k)	272	128
Class M2, 0.7356% 1/25/36 (e)(k)	130	57
Class M3, 0.7656% 1/25/36 (e)(k)	119	49
Class M4, 0.8756% 1/25/36 (e)(k)	105	39
Class M5, 0.9156% 1/25/36 (e)(k)	105	35
Class M6, 0.9656% 1/25/36 (e)(k)	111	32
Series 2006-1:
Class A2, 0.6256% 4/25/36 (e)(k)	127	73
Class M1, 0.6456% 4/25/36 (e)(k)	72	29
Class M2, 0.6656% 4/25/36 (e)(k)	76	29
Class M3, 0.6856% 4/25/36 (e)(k)	66	24
Class M4, 0.7856% 4/25/36 (e)(k)	37	13
Class M5, 0.8256% 4/25/36 (e)(k)	36	12
Class M6, 0.9056% 4/25/36 (e)(k)	72	22
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (e)(k)	2,760	1,853
Class A2, 0.5456% 7/25/36 (e)(k)	115	67
Class B1, 1.1356% 7/25/36 (e)(k)	68	20
Class B3, 2.9656% 7/25/36 (e)(k)	103	26
Class M1, 0.5756% 7/25/36 (e)(k)	121	49
Class M2, 0.5956% 7/25/36 (e)(k)	135	52
Class M3, 0.6156% 7/25/36 (e)(k)	112	41
Class M4, 0.6856% 7/25/36 (e)(k)	76	26
Class M5, 0.7356% 7/25/36 (e)(k)	93	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Class M6, 0.8056% 7/25/36 (e)(k)	$ 139	$ 43
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (e)(k)	120	18
Class B2, 1.6156% 10/25/36 (e)(k)	87	11
Class B3, 2.8656% 10/25/36 (e)(k)	141	18
Class M4, 0.6956% 10/25/36 (e)(k)	133	31
Class M5, 0.7456% 10/25/36 (e)(k)	159	32
Class M6, 0.8256% 10/25/36 (e)(k)	196	35
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (e)(k)	484	325
Class A2, 0.5356% 12/25/36 (e)(k)	2,564	1,192
Class B1, 0.9656% 12/25/36 (e)(k)	108	23
Class B2, 1.5156% 12/25/36 (e)(k)	111	22
Class B3, 2.7156% 12/25/36 (e)(k)	189	33
Class M1, 0.5556% 12/25/36 (e)(k)	227	76
Class M2, 0.5756% 12/25/36 (e)(k)	151	47
Class M3, 0.6056% 12/25/36 (e)(k)	153	45
Class M4, 0.6656% 12/25/36 (e)(k)	183	51
Class M5, 0.7056% 12/25/36 (e)(k)	167	44
Class M6, 0.7856% 12/25/36 (e)(k)	151	36
Series 2007-1:
Class A2, 0.5356% 3/25/37 (e)(k)	568	278
Class B1, 0.9356% 3/25/37 (e)(k)	238	43
Class B2, 1.4156% 3/25/37 (e)(k)	173	26
Class B3, 3.6156% 3/25/37 (e)(k)	359	43
Class M1, 0.5356% 3/25/37 (e)(k)	209	79
Class M2, 0.5556% 3/25/37 (e)(k)	157	50
Class M3, 0.5856% 3/25/37 (e)(k)	140	42
Class M4, 0.6356% 3/25/37 (e)(k)	112	30
Class M5, 0.6856% 3/25/37 (e)(k)	174	42
Class M6, 0.7656% 3/25/37 (e)(k)	244	52
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (e)(k)	490	284
Class A2, 0.5856% 7/25/37 (e)(k)	459	216
Class B1, 1.8656% 7/25/37 (e)(k)	188	27
Class B2, 2.5156% 7/25/37 (e)(k)	163	22
Class B3, 3.6156% 7/25/37 (e)(k)	182	24
Class M1, 0.6356% 7/25/37 (e)(k)	214	75
Class M2, 0.6756% 7/25/37 (e)(k)	116	35
Class M3, 0.7556% 7/25/37 (e)(k)	117	29
Class M4, 0.9156% 7/25/37 (e)(k)	234	47
Class M5, 1.0156% 7/25/37 (e)(k)	207	37
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Class M6, 1.2656% 7/25/37 (e)(k)	$ 262	$ 39
Series 2007-3:
Class A2, 0.5556% 7/25/37 (e)(k)	450	222
Class B1, 1.2156% 7/25/37 (e)(k)	171	34
Class B2, 1.8656% 7/25/37 (e)(k)	323	55
Class B3, 4.2656% 7/25/37 (e)(k)	228	34
Class M1, 0.5756% 7/25/37 (e)(k)	153	57
Class M2, 0.6056% 7/25/37 (e)(k)	163	57
Class M3, 0.6356% 7/25/37 (e)(k)	257	84
Class M4, 0.7656% 7/25/37 (e)(k)	305	89
Class M5, 0.8656% 7/25/37 (e)(k)	210	52
Class M6, 1.0656% 7/25/37 (e)(k)	159	37
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (e)(k)	243	32
Class B2, 3.7156% 9/25/37 (e)(k)	667	80
Class M1, 1.2156% 9/25/37 (e)(k)	232	58
Class M2, 1.3156% 9/25/37 (e)(k)	232	49
Class M4, 1.8656% 9/25/37 (e)(k)	452	77
Class M5, 2.0156% 9/25/37 (e)(k)	452	68
Class M6, 2.2156% 9/25/37 (e)(k)	453	61
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(m)	3,444	53
Series 2007-5A Class IO, 1.5496% 10/25/37 (e)(m)	7,431	639
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (e)(k)	363	174
Class H, 0.9228% 3/15/19 (e)(k)	244	105
Class J, 1.1228% 3/15/19 (e)(k)	183	70
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (e)(k)	349	174
Class E, 0.5728% 3/15/22 (e)(k)	1,818	842
Class F, 0.6228% 3/15/22 (e)(k)	1,115	477
Class G, 0.6728% 3/15/22 (e)(k)	376	147
Class H, 0.8228% 3/15/22 (e)(k)	349	126
Class J, 0.9728% 3/15/22 (e)(k)	349	98
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	684	702
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,498	1,509
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,559	1,390
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)	1,349	1,370
Series 2007-PW16 Class A4, 5.7167% 6/11/40 (k)	706	606
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW17 Class A1, 5.282% 6/11/50	$ 782	$ 788
Series 2007-T26 Class A1, 5.145% 1/12/45 (k)	415	418
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (e)(k)(m)	11,310	92
Series 2003-T12 Class X2, 0.4914% 8/13/39 (e)(k)(m)	42,593	439
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,260	4,033
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (e)(k)(m)	17,564	361
Series 2006-T22:
Class A1, 5.415% 4/12/38 (k)	203	206
Class A4, 5.4634% 4/12/38 (k)	151	143
Series 2007-PW15 Class A1, 5.016% 2/11/44	390	392
Series 2007-PW16:
Class B, 5.713% 6/11/40 (e)	193	56
Class C, 5.713% 6/11/40 (e)	161	40
Class D, 5.713% 6/11/40 (e)	161	39
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (e)(k)(m)	120,299	1,618
Series 2007-T28:
Class A1, 5.422% 9/11/42	212	216
Class X2, 0.1821% 9/11/42 (e)(k)(m)	60,445	403
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (e)(k)	467	242
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (e)	1,418	1,386
Class XCL, 2.3511% 5/15/35 (e)(k)(m)	19,495	722
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	484	483
Class F, 7.734% 1/15/32	262	261
Series 2001-245 Class A2, 6.275% 2/12/16 (e)(k)	1,227	1,280
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (e)(k)	431	129
Class G, 0.6028% 11/15/36 (e)(k)	273	76
Class H, 0.6428% 11/15/36 (e)(k)	218	55
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (e)	2,052	718
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)	9,043	9,259
Class A4, 5.6994% 12/10/49 (k)	2,730	2,373
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (k)	$ 503	$ 449
Series 2006-CD3 Class A3, 5.607% 10/15/48	9,450	8,600
Series 2007-CD4:
Class A1, 4.977% 12/11/49	327	331
Class A2A, 5.237% 12/11/49	1,074	1,067
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,175	1,090
Class C, 5.476% 12/11/49	2,273	170
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48	224	225
Series 2007-C2 Class A1, 5.064% 4/15/47 (k)	175	177
Series 2007-C3 Class A3, 5.8202% 5/15/46 (k)	1,207	1,102
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	616
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (e)(k)	2,704	1,595
Class C, 0.5428% 4/15/17 (e)(k)	971	563
Class D, 0.5828% 4/15/17 (e)(k)	428	225
Class E, 0.6428% 4/15/17 (e)(k)	136	66
Class F, 0.6828% 4/15/17 (e)(k)	78	35
Class G, 0.8228% 4/15/17 (e)(k)	78	33
Class H, 0.8928% 4/15/17 (e)(k)	78	32
Class J, 1.1228% 4/15/17 (e)(k)	59	24
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (e)(k)	1,904	923
Class D, 0.6128% 11/15/17 (e)(k)	99	53
Class E, 0.6628% 11/15/17 (e)(k)	351	178
Class F, 0.7228% 11/15/17 (e)(k)	173	84
Class G, 0.7728% 11/15/17 (e)(k)	120	55
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (e)(k)	1,720	868
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)	113	113
Series 2006-C8:
Class A1, 5.11% 12/10/46	78	78
Class A3, 5.31% 12/10/46	3,439	3,102
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,040	1,974
Series 2007-C9 Class A4, 5.8162% 12/10/49 (k)	2,670	2,347
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (e)(k)(m)	$ 3,159	$ 35
Series 2006-C8:
Class B, 5.44% 12/10/46	2,090	600
Class XP, 0.4956% 12/10/46 (k)(m)	17,387	265
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (k)	415	417
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	578	588
Class AJ, 5.373% 12/15/39	2,444	920
Series 2007-C2:
Class A1, 5.269% 1/15/49	1,372	1,393
Class A3, 5.542% 1/15/49 (k)	2,414	1,757
Series 2007-C3:
Class A1, 5.664% 6/15/39 (k)	264	269
Class A4, 5.7229% 6/15/39 (k)	726	532
Series 2006-C4 Class AAB, 5.439% 9/15/39	6,870	6,660
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (k)(m)	11,050	234
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	1,249	919
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (e)(k)	4,306	1,077
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	1,349	1,379
Series 2001-CK6 Class B, 6.582% 8/15/36	1,207	1,216
Series 2002-CP5 Class A1, 4.106% 12/15/35	130	133
Series 2004-C1:
Class A3, 4.321% 1/15/37	407	412
Class A4, 4.75% 1/15/37	562	548
Series 1998-C1 Class D, 7.17% 5/17/40	1,263	1,305
Series 1999-C1 Class E, 8.1143% 9/15/41 (k)	1,247	1,243
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (k)(m)	3,506	56
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (e)(k)(m)	11,256	335
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (e)(k)(m)	9,940	45
Series 2004-C1 Class ASP, 0.953% 1/15/37 (e)(k)(m)	39,192	524
Series 2006-C1 Class A3, 5.5509% 2/15/39 (k)	6,373	6,221
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4228% 2/15/22 (e)(k)	$ 457	$ 206
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (e)(k)	840	319
0.5428% 2/15/22 (e)(k)	300	90
Class F, 0.5928% 2/15/22 (e)(k)	600	162
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	128	131
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (k)(m)	23,650	339
Class B, 5.487% 2/15/40 (e)(k)	1,845	268
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,324	3,396
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	430	388
Class G, 6.936% 3/15/33 (e)	794	670
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,001	4,341
Series 2001-1 Class X1, 1.0483% 5/15/33 (e)(k)(m)	12,481	175
Series 2004-C1 Class X2, 1.3053% 11/10/38 (e)(k)(m)	9,519	128
Series 2005-C1 Class B, 4.846% 6/10/48 (k)	345	111
Series 2007-C1 Class XP, 0.2088% 12/10/49 (k)(m)	27,803	199
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8613% 10/16/23 (k)	49	50
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8723% 12/10/38 (e)(k)(m)	10,917	80
Series 2004-C3 Class X2, 0.6224% 12/10/41 (k)(m)	24,478	295
Series 2005-C1 Class X2, 0.6559% 5/10/43 (k)(m)	6,579	82
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (e)(k)	454	210
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	771	777
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,401	1,425
Class A2, 5.597% 12/10/49	2,414	2,322
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG9:
Class A1, 5.233% 3/10/39	$ 354	$ 359
Class A4, 5.444% 3/10/39	3,509	2,994
Series 2003-C1 Class XP, 2.2423% 7/5/35 (e)(k)(m)	5,762	87
Series 2003-C2 Class XP, 1.1772% 1/5/36 (e)(k)(m)	13,124	114
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (e)(k)(m)	24,118	406
Series 2006-GG7:
Class A3, 5.9166% 7/10/38 (k)	3,182	3,023
Class A4, 5.9166% 7/10/38 (k)	4,536	3,961
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (e)(m)	30,418	328
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (e)(k)	61	45
Class D, 0.5556% 6/6/20 (e)(k)	288	153
Class E, 0.6456% 6/6/20 (e)(k)	334	170
Class F, 0.7156% 6/6/20 (e)(k)	376	173
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (e)(k)	1,355	1,030
Class D, 0.6456% 3/6/20 (e)(k)	2,650	1,988
Class F, 0.7556% 3/6/20 (e)(k)	112	82
Class G, 0.7956% 3/6/20 (e)(k)	56	40
Class H, 0.9256% 3/6/20 (e)(k)	44	30
Class J, 1.1256% 3/6/20 (e)(k)	63	42
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	374	373
Series 2001-LIBA Class C, 6.733% 2/14/16 (e)	597	641
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (e)(k)(m)	27,306	425
Series 2006-GG6 Class A2, 5.506% 4/10/38 (k)	7,078	7,111
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,811	1,799
Series 2007-GG10:
Class A1, 5.69% 8/10/45	503	516
Class A2, 5.778% 8/10/45	575	573
Class A4, 5.8051% 8/10/45 (k)	366	286
Series 2007-GG10 Class B, 5.8051% 8/10/45 (k)	1,509	326
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1524% 1/15/38 (e)(k)(m)	$ 2,925	$ 33
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (e)(k)(m)	3,050	40
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4428% 11/15/18 (e)(k)	1,010	536
Class C, 0.4828% 11/15/18 (e)(k)	717	366
Class D, 0.5028% 11/15/18 (e)(k)	242	105
Class E, 0.5528% 11/15/18 (e)(k)	262	113
Class F, 0.6028% 11/15/18 (e)(k)	393	166
Class G, 0.6328% 11/15/18 (e)(k)	341	146
Class H, 0.7728% 11/15/18 (e)(k)	262	93
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (k)	3,590	3,239
Series 2006-CB15 Class A3, 5.819% 6/12/43 (k)	1,817	1,680
Series 2006-CB17 Class A4, 5.429% 12/12/43	971	873
Series 2006-LDP8 Class A4, 5.399% 5/15/45	769	639
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (k)	573	543
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (k)	3,389	3,384
Class A4, 5.7978% 6/15/49 (k)	1,791	1,515
Series 2007-LDP10 Class A1, 5.122% 1/15/49	120	121
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,322	2,788
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (k)	1,086	239
Series 2005-CB13 Class E, 5.3498% 1/12/43 (e)(k)	611	104
Series 2006-CB17 Class A3, 5.45% 12/12/43	344	325
Series 2007-CB19:
Class B, 5.7442% 2/12/49	103	30
Class C, 5.7462% 2/12/49	270	68
Class D, 5.7462% 2/12/49	284	68
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)	231	54
Class CS, 5.466% 1/15/49 (k)	100	23
Class ES, 5.5454% 1/15/49 (e)(k)	624	77
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (e)	498	493
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	1,306	1,342
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust: - continued
Series 2007-C3:
Class F, 5.9498% 7/15/44 (k)	$ 240	$ 24
Class G, 6.1497% 7/15/44 (e)(k)	423	40
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2006-C1 Class A4, 5.156% 2/15/31	459	413
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	1,735	1,755
Series 2001-C2 Class A2, 6.653% 11/15/27	232	243
Series 2001-C3 Class A1, 6.058% 6/15/20	86	88
Series 2006-C1 Class A2, 5.084% 2/15/31	579	578
Series 2006-C3 Class A1, 5.478% 3/15/39	103	105
Series 2006-C6:
Class A1, 5.23% 9/15/39	176	179
Class A2, 5.262% 9/15/39 (k)	2,106	2,116
Series 2006-C7:
Class A1, 5.279% 11/15/38	998	1,017
Class A2, 5.3% 11/15/38	1,328	1,324
Class A3, 5.347% 11/15/38	899	792
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)	197	200
Class A4, 5.424% 2/15/40	156	118
Series 2007-C2:
Class A1, 5.226% 2/15/40	1,279	1,300
Class A3, 5.43% 2/15/40	582	447
Series 2000-C5 Class E, 7.29% 12/15/32	84	83
Series 2001-C3 Class B, 6.512% 6/15/36	2,333	2,421
Series 2001-C7 Class D, 6.514% 11/15/33	1,328	1,246
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (e)(k)(m)	5,064	37
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (e)(k)(m)	19,155	280
Series 2004-C4 Class A2, 4.567% 6/15/29 (k)	344	345
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (k)(m)	4,069	72
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (k)(m)	7,481	142
Series 2007-C1:
Class C, 5.533% 2/15/40 (k)	2,655	566
Class D, 5.563% 2/15/40 (k)	483	94
Class E, 5.582% 2/15/40 (k)	241	45
Class XCP, 0.4737% 2/15/40 (k)(m)	2,945	42
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,508	1,200
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2007-C7:
Class A3, 5.866% 9/15/45	$ 3,947	$ 3,246
Class XCP, 0.3054% 9/15/45 (k)(m)	99,300	1,167
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (e)	345	344
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	1,827	1,480
Class C, 4.13% 11/20/37 (e)	5,207	3,541
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (e)(k)	387	155
Class E, 0.5628% 9/15/21 (e)(k)	1,395	418
Class F, 0.6128% 9/15/21 (e)(k)	515	142
Class G, 0.6328% 9/15/21 (e)(k)	1,017	254
Class H, 0.6728% 9/15/21 (e)(k)	263	59
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,142	2,338
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	282	284
Series 2007-C1 Class A1, 4.533% 6/12/50	1,111	1,119
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (k)	1,982	1,985
Series 2005-LC1 Class F, 5.3781% 1/12/44 (e)(k)	1,050	221
Series 2006-C1 Class A2, 5.6114% 5/12/39 (k)	1,702	1,717
Series 2007-C1 Class A4, 5.8286% 6/12/50 (k)	4,569	3,530
Series 2008-C1 Class A4, 5.69% 2/12/51	2,576	1,987
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (k)	562	464
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,284	1,206
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	1,037	932
Series 2007-5:
Class A1, 4.275% 8/12/48	91	91
Class A3, 5.364% 8/12/48	471	398
Class A4, 5.378% 8/12/48	48	35
Class B, 5.479% 2/12/17	3,621	750
Series 2007-6 Class A1, 5.175% 3/12/51	106	107
Series 2007-7 Class A4, 5.7487% 6/12/50 (k)	4,225	3,068
Series 2007-8 Class A1, 4.622% 8/12/49	374	376
Series 2007-9 Class A4, 5.7% 9/12/49	315	239
Series 2006-2 Class A4, 5.9092% 6/12/46 (k)	733	697
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2006-4 Class XP, 0.6228% 12/12/49 (k)(m)	$ 27,238	$ 582
Series 2007-6 Class B, 5.635% 3/12/51 (k)	1,207	270
Series 2007-7 Class B, 5.75% 6/12/50	105	24
Series 2007-8 Class A3, 5.957% 8/12/49 (k)	1,041	796
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (e)(k)	20	18
Class H, 0.663% 8/15/19 (e)(k)	96	74
Class J, 0.733% 8/15/19 (e)(k)	72	52
Series 2006-XLF:
Class C, 1.473% 7/15/19 (e)(k)	370	37
Class F, 0.593% 7/15/19 (e)(k)	1,162	930
Class G, 0.633% 7/15/19 (e)(k)	660	343
Series 2007-XCLA Class A1, 0.473% 7/17/17 (e)(k)	1,224	673
Series 2007-XLCA Class B, 0.7728% 7/17/17 (e)(k)	1,279	64
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (e)(k)	693	222
Class D, 0.463% 10/15/20 (e)(k)	300	75
Class E, 0.523% 10/15/20 (e)(k)	376	75
Class F, 0.573% 10/15/20 (e)(k)	225	41
Class G, 0.613% 10/15/20 (e)(k)	279	61
Class H, 0.703% 10/15/20 (e)(k)	176	18
Class J, 0.853% 10/15/20 (e)(k)	200	16
Class MHRO, 0.963% 10/15/20 (e)(k)	416	46
Class MJPM, 1.273% 10/15/20 (e)(k)	131	12
Class MSTR, 0.973% 10/15/20 (e)(k)	235	33
Class NHRO, 1.163% 10/15/20 (e)(k)	630	57
Class NSTR, 1.123% 10/15/20 (e)(k)	217	24
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (e)(k)(m)	4,101	61
Series 2004-HQ3 Class A2, 4.05% 1/13/41	341	344
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,792	1,758
Series 2006-HQ10 Class A1, 5.131% 11/12/41	388	394
Series 2006-HQ8 Class A1, 5.124% 3/12/44	30	30
Series 2006-T23 Class A1, 5.682% 8/12/41	1,075	1,100
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	337	342
Class A31, 5.439% 2/12/44 (k)	611	568
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ13 Class A1, 5.05% 3/15/44	$ 339	$ 344
Series 2007-IQ14 Class A1, 5.38% 4/15/49	821	836
Series 2007-T25:
Class A1, 5.391% 11/12/49	239	244
Class A2, 5.507% 11/12/49	1,186	1,149
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (e)(k)(m)	8,736	101
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (e)(k)(m)	14,759	328
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (e)(k)(m)	8,531	115
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (k)	1,872	1,818
Series 2006-HQ9 Class B, 5.832% 7/12/44 (k)	1,791	571
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (k)	2,003	1,915
Class A4, 5.7705% 10/15/42 (k)	362	309
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,207	354
Series 2006-T23 Class A3, 5.8075% 8/12/41 (k)	616	577
Series 2007-HQ11 Class B, 5.538% 2/20/44 (k)	2,189	603
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (k)	544	556
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	1,811	1,409
Class B, 5.914% 4/15/49	297	82
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (e)(k)	1,714	86
Class D, 0.9728% 7/17/17 (e)(k)	807	40
Class E, 1.0728% 7/17/17 (e)(k)	656	33
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	33	35
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	2,050	2,106
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (e)	115	114
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (e)(k)	38	34
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	183	195
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (e)	1,026	1,085
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (e)(k)	$ 575	$ 345
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (e)(k)	867	260
Class F, 0.6281% 8/11/18 (e)(k)	846	169
Class G, 0.6481% 8/11/18 (e)(k)	801	120
Class J, 0.8881% 8/11/18 (e)(k)	178	18
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (e)(k)	99	20
Class AP2, 1.0728% 6/15/20 (e)(k)	165	25
Class F, 0.7528% 6/15/20 (e)(k)	2,422	484
Class LXR1, 0.9728% 6/15/20 (e)(k)	148	30
Class LXR2, 1.0728% 6/15/20 (e)(k)	1,651	165
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	396	402
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	2,682	2,720
Series 2003-C8 Class A3, 4.445% 11/15/35	5,256	5,185
Series 2006-C27 Class A2, 5.624% 7/15/45	1,078	1,078
Series 2006-C29:
Class A1, 5.11% 11/15/48	816	829
Class A3, 5.313% 11/15/48	3,206	2,938
Series 2007-C30:
Class A1, 5.031% 12/15/43	171	173
Class A3, 5.246% 12/15/43	1,036	999
Class A4, 5.305% 12/15/43	355	284
Class A5, 5.342% 12/15/43	1,291	915
Series 2007-C31:
Class A1, 5.14% 4/15/47	189	191
Class A4, 5.509% 4/15/47	2,728	2,061
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (k)	1,448	1,420
Class A3, 5.9289% 6/15/49 (k)	2,049	1,599
Series 2003-C6 Class G, 5.125% 8/15/35 (e)	573	293
Series 2003-C8 Class XP, 0.3689% 11/15/35 (e)(k)(m)	4,779	22
Series 2003-C9 Class XP, 0.4822% 12/15/35 (e)(k)(m)	4,822	29
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(k)	928	854
Class 180B, 5.3979% 10/15/41 (e)(k)	422	392
Series 2005-C19 Class B, 4.892% 5/15/44	1,207	483
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2005-C22:
Class B, 5.3549% 12/15/44 (k)	$ 2,676	$ 803
Class F, 5.3549% 12/15/44 (e)(k)	2,013	262
Series 2006-C29 Class E, 5.516% 11/15/48 (k)	1,207	151
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	3,621	398
Class D, 5.513% 12/15/43 (k)	1,931	193
Class XP, 0.4317% 12/15/43 (e)(k)(m)	14,844	224
Series 2007-C31 Class C, 5.693% 4/15/47 (k)	332	42
Series 2007-C32:
Class D, 5.7405% 6/15/49 (k)	907	100
Class E, 5.7405% 6/15/49 (k)	1,430	150
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (k)	799	618
Series 2007-C33 Class B, 5.9023% 2/15/51 (k)	2,030	315
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $289,931)		309,090
Municipal Securities - 0.2%

California Gen. Oblig. 5.25% 4/1/14 (Cost $9,044)	9,000	9,107
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12 (Cost $3,640)	3,362	3,753
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $240)	267	272
Bank Notes - 0.1%

National City Bank, Cleveland 0.7675% 3/1/13 (k) (Cost $4,144)	5,490	4,917
Fixed-Income Funds - 12.0%
	Shares	Value (000s)
Fidelity Corporate Bond 1-10 Year Central Fund (l)	4,074,920	$ 413,890
Fidelity Corporate Bond 1-5 Year Central Fund (l)	299,602	30,646
Fidelity Specialized High Income Central Fund (l)	632,749	56,460
TOTAL FIXED-INCOME FUNDS (Cost $501,027)		500,996
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
ING Groep NV 5.775% (k)	$ 1,162	660
MUFG Capital Finance 1 Ltd. 6.346% (k)	4,544	4,202
TOTAL PREFERRED SECURITIES (Cost $3,445)		4,862
Cash Equivalents - 11.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 354,619	354,617
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (a)	115,894	115,893
TOTAL CASH EQUIVALENTS (Cost $470,510)		470,510
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $4,228,056)		4,394,129
NET OTHER ASSETS - (5.1)%		(213,900)
NET ASSETS - 100%		$ 4,180,229
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (i)

	Oct. 2034	$ 631	$ (474)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C) (i)	Dec. 2034	1,282	(1,224)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (i)	Sept. 2034	610	(576)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $176,000) (j)	Sept. 2037	787	(767)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (i)	August 2034	479	(351)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (i)	Oct. 2034	572	(409)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (i)	April 2032	184	(101)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (i)

	March 2034	$ 43	$ (6)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (i)	Feb. 2034	4	(4)
TOTAL CREDIT DEFAULT SWAPS		$ 4,592	$ (3,912)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	35,000	1,025
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	197,820	10,115
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	69,309	5,949
Receive semi-annually a fixed rate equal to 4.80% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(1,497,182))	Dec. 2011	30,000	2,492
Receive semi-annually a fixed rate equal to 4.94% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(4,235,437))	March 2012	75,000	7,713
Receive semi-annually a fixed rate equal to 5.02% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc. (Upfront Payment $(2,261,957))	Nov. 2011	40,000	3,652
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.2605% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Sept. 2011	$ 150,000	$ 11,734
TOTAL INTEREST RATE SWAPS		$ 597,129	$ 42,680
		$ 601,721	$ 38,768
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $392,098,000 or 9.4% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $16,633,000 or 0.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,060,000.

(i) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$354,617,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 60,976
Banc of America Securities LLC	30,361
Bank of America, NA	75,902
Deutsche Bank Securities, Inc.	33,397
ING Financial Markets LLC	9,768
J.P. Morgan Securities, Inc.	60,721
Mizuho Securities USA, Inc.	30,361
Morgan Stanley & Co., Inc.	15,180
Societe Generale, New York Branch	37,951
$ 354,617
$115,893,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 115,893
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 6,027
Fidelity Commercial Mortgage-Backed Securities Central Fund	20,193
Fidelity Corporate Bond 1-10 Year Central Fund	72,007
Fidelity Corporate Bond 1-5 Year Central Fund	2,829
Fidelity Specialized High Income Central Fund	9,198
Fidelity Ultra-Short Central Fund	3,111
Total	$ 113,365
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 332,311	$ 4,855	$ 307,802*	$ -	0.0%
Fidelity Commercial Mortgage-Backed Securities Central Fund	663,536	16,857	556,718*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	2,208,849	59,544	1,753,633*	413,890	14.7%
Fidelity Corporate Bond 1-5 Year Central Fund	96,179	1,894	64,869*	30,646	9.2%
Fidelity Specialized High Income Central Fund	149,427	9,198	89,792*	56,460	13.8%
Fidelity Ultra-Short Central Fund	429,103	-	361,025*	-	0.0%
Total	$ 3,879,405	$ 91,981	$ 3,133,751	$ 500,996
* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 118,716	$ -	$ 103,684	$ 15,032
Bank Notes	4,917	-	4,917	-
Cash Equivalents	470,510	-	470,510	-
Collateralized Mortgage Obligations	111,893	-	107,614	4,279
Commercial Mortgage Securities	309,090	-	276,116	32,974
Corporate Bonds	1,453,457	-	1,453,457	-
Fixed-Income Funds	500,996	500,996	-	-
Foreign Government and Government Agency Obligations	3,753	-	3,753	-
Municipal Securities	9,107	-	9,107	-
Preferred Securities	4,862	-	4,862	-
Supranational Obligations	272	-	272	-
U.S. Government Agency - Mortgage Securities	450,733	-	450,733	-
U.S. Government and Government Agency Obligations	955,823	-	955,823	-
Total Investments in Securities:	$ 4,394,129	$ 500,996	$ 3,840,848	$ 52,285
Derivative Instruments:
Assets
Swap Agreements	$ 42,680	$ -	$ 42,680	$ -
Liabilities
Swap Agreements	$ (3,912)	$ -	$ (1,526)	$ (2,386)
Total Derivative Instruments:	$ 38,768	$ -	$ 41,154	$ (2,386)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value: (Amounts in thousands)
Investments in Securities: Asset-Backed Securities
Beginning Balance	$ 814
Total Realized Gain (Loss)	(2,715)
Total Unrealized Gain (Loss)	4,798
Cost of Purchases	19,845
Proceeds of Sales	(9,508)
Amortization/Accretion	(3,317)
Transfers in/out of Level 3	5,115
Ending Balance	$ 15,032
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (653)
Collateralized Mortgage Obligations
Beginning Balance	$ 153
Total Realized Gain (Loss)	(272)
Total Unrealized Gain (Loss)	2,733
Cost of Purchases	5,271
Proceeds of Sales	(1,290)
Amortization/Accretion	(2,316)
Transfers in/out of Level 3	-
Ending Balance	$ 4,279
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ 501
Commercial Mortgage Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	2
Total Unrealized Gain (Loss)	(2,462)
Cost of Purchases	42,718
Proceeds of Sales	(7,892)
Amortization/Accretion	608
Transfers in/out of Level 3	-
Ending Balance	$ 32,974
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (2,462)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (19,465)
Total Unrealized Gain (loss)	17,048
Transfers in/out of Level 3	31
Ending Balance	$ (2,386)
Realized gain (loss) on Swap Agreements for the period	$ (18,790)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ 307

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities, Derivative Instruments and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received or delivered through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (3,912)
Interest Rate Risk
Swap Agreements (a)	42,680	-
Total Value of Derivatives	$ 42,680	$ (3,912)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Distributions of investments by country of issue, as a percentage of total net assets is as follows: (Unaudited)
United States of America	89.5%
United Kingdom	2.2%
Luxembourg	1.5%
Netherlands	1.3%
Canada	1.2%
Others (individually less than 1%)	4.3%
100.0%
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $198,601,000 of which $54,135,000, $12,930,000 and $131,536,000 will expire on August 31, 2014, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $147,390,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $113,304 and repurchase agreements of $470,510) - See accompanying schedule: Unaffiliated issuers (cost $3,727,029)	$ 3,893,133
Fidelity Central Funds (cost $501,027)	500,996
Total Investments (cost $4,228,056)		$ 4,394,129
Receivable for investments sold		18,052
Receivable for swap agreements		8
Receivable for fund shares sold		8,932
Interest receivable		30,682
Distributions receivable from Fidelity Central Funds		2,446
Unrealized appreciation on swap agreements		42,680
Other receivables		101
Total assets		4,497,030

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased Regular delivery	16,278
Delayed delivery	173,011
Payable for swap agreements	11
Payable for fund shares redeemed	5,370
Distributions payable	535
Unrealized depreciation on swap agreements	3,912
Accrued management fee	1,084
Other affiliated payables	452
Other payables and accrued expenses	254
Collateral on securities loaned, at value	115,893
Total liabilities		316,801

Net Assets		$ 4,180,229
Net Assets consist of:
Paid in capital		$ 4,521,934
Undistributed net investment income		23,737
Accumulated undistributed net realized gain (loss) on investments		(564,717)
Net unrealized appreciation (depreciation) on investments		199,275
Net Assets, for 417,238 shares outstanding		$ 4,180,229
Net Asset Value, offering price and redemption price per share ($4,180,229 ÷ 417,238 shares)		$ 10.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Dividends		$ 178
Interest		157,239
Income from Fidelity Central Funds		113,365
Total income		270,782

Expenses
Management fee	$ 16,482
Transfer agent fees	5,156
Fund wide operations fee	1,542
Independent trustees' compensation	20
Miscellaneous	176
Total expenses before reductions	23,376
Expense reductions	(36)	23,340
Net investment income		247,442
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	176,712
Redemption in-kind with affiliated entities	(166,829)
Fidelity Central Funds	(672,747)
Swap agreements	(4,054)
Total net realized gain (loss)		(666,918)
Change in net unrealized appreciation (depreciation) on: Investment securities	497,007
Swap agreements	48,713
Total change in net unrealized appreciation (depreciation)		545,720
Net gain (loss)		(121,198)
Net increase (decrease) in net assets resulting from operations		$ 126,244

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 247,442	$ 367,227
Net realized gain (loss)	(666,918)	(7,274)
Change in net unrealized appreciation (depreciation)	545,720	(184,404)
Net increase (decrease) in net assets resulting from operations	126,244	175,549
Distributions to shareholders from net investment income	(253,119)	(363,567)
Distributions to shareholders from net realized gain	(19,796)	-
Total distributions	(272,915)	(363,567)
Share transactions Proceeds from sales of shares	1,258,789	1,192,534
Reinvestment of distributions	259,207	357,893
Cost of shares redeemed	(4,076,818)	(2,776,563)
Net increase (decrease) in net assets resulting from share transactions	(2,558,822)	(1,226,136)
Total increase (decrease) in net assets	(2,705,493)	(1,414,154)

Net Assets
Beginning of period	6,885,722	8,299,876
End of period (including undistributed net investment income of $23,737 and undistributed net investment income of $26,651, respectively)	$ 4,180,229	$ 6,885,722
Other Information Shares
Sold	133,503	118,070
Issued in reinvestment of distributions	27,949	35,520
Redeemed	(443,397)	(274,858)
Net increase (decrease)	(281,945)	(121,268)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2009

2008

2007

2006 K

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 10.12	$ 10.24	$ 10.14	$ 10.43	$ 10.54
Income from Investment Operations
Net investment income D	.449	.483	.501	.169	.436	.366
Net realized and unrealized gain (loss)	.205 G	(.278)	(.134)	.081	(.295)	(.009)
Total from investment operations	.654	.205	.367	.250	.141	.357
Distributions from net investment income	(.454)	(.475)	(.475)	(.150)	(.421)	(.362)
Distributions from net realized gain	(.030)	-	(.012)	-	(.010)	(.105)
Total distributions	(.484)	(.475)	(.487)	(.150)	(.431)	(.467)
Net asset value, end of period	$ 10.02	$ 9.85	$ 10.12	$ 10.24	$ 10.14	$ 10.43
Total Return B, C	7.13%	2.03%	3.63%	2.48%	1.36%	3.47%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45%	.45%	.45% A	.46%	.62%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A	.46%	.62%
Expenses net of all reductions	.45%	.44%	.44%	.44% A	.46%	.61%
Net investment income	4.80%	4.79%	4.89%	4.96% A	4.22%	3.50%
Supplemental Data
Net assets, end of period (in millions)	$ 4,180	$ 6,886	$ 8,300	$ 7,567	$ 7,658	$ 7,272
Portfolio turnover rate F	66% I	80%	94% I	71% A	44%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J For the period ended April 30.

K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-5 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income- producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, and U.S.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of regular trading hours on the NASDAQ exchange, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 70,277
Unrealized depreciation	(77,682)
Net unrealized appreciation (depreciation)	$ (7,405)

Undistributed ordinary income	$ 11,793
Capital loss carryforward	$ (198,601)

Cost for federal income tax purposes	$ 4,401,534

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 272,915	$ 363,567

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

protection amounted to $4,592 representing 0.1% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(3,912). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $3,060. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $1,532 in addition to the collateral to settle these swaps.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (39,256)	$ 36,468
Total Credit Risk	(39,256)	36,468
Interest Rate Risk
Swap Agreements	35,202	12,245
Total Interest Rate Risk	35,202	12,245
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (4,054)	$ 48,713

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(4,054) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $48,713 for swap agreements.

Annual Report

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $419,277 and $2,262,003, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Redemption-in-Kind. On March 27, 2009, 230,492 fund shares held by affiliated entities were redeemed in kind for cash and securities with a value of $2,104,389. The realized gain (loss) of $(166,829) on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations and is not taxable to the Fund.

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions - continued

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 215,919	3,453
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 285,723	3,964
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 85,637	1,101

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

On February 20, 2009, the Fund redeemed in-kind 17,133 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $1,542,068 by receiving cash and securities of equal value, including accrued interest. Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of

Annual Report

9. Security Lending - continued

loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $586.

10. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by and transfer agent expenses by $10 and $26 respectively.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective after the close of business on September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $31,054 in return for 300 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

12. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of August 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 1.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $194,378,442 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
PROPOSAL 3

A shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgment of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

The fund did not achieve quorum with respect to this proposal, and therefore no action was taken at the meeting and subsequent adjournments. Because sufficient votes in favor of the proposal were not received, on August 14, 2009, the proxies in their discretion determined not to adjourn the meeting further on this item.

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IBF-UANN-1009
1.784721.107

Fidelity®
Investment Grade Bond
Fund

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Investment Grade Bond	5.39%	3.12%	5.29%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Investment Grade Bond, a class of the fund, on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Investment Grade Bond Fund: The fund trailed its benchmark for the year, although very strong results thus far in 2009 helped us close much of the gap. For the 12 months ending August 31, 2009, the fund's Retail Class shares gained 5.39%, lagging the Barclays Capital U.S. Aggregate Bond Index. As I review performance, I'll address the aggregate of my direct investments and those I made in Fidelity's fixed-income central funds. The biggest detractor by far from relative performance versus the index was an allocation to Fidelity Ultra-Short Central Fund - an internal pool of short-term assets, including poorly performing securitized products - during the first half of the period. Disappointing security selection in mortgage-backed securities detracted as well. The fund benefited from an underweighting in conventional U.S. Treasury bonds, which lagged the index, even though my investment in Treasury Inflation-Protected Bonds (TIPS) proved too early in terms of inflation expectations. Two significant positives for the fund were favorable security selection and a large overweighting in corporate bonds. This sector benefited as credit spreads narrowed from all-time wide levels - indicating investors' increased willingness to assume risk - during the second half of the period. An out-of-index allocation to collateralized mortgage obligations also contributed. Lastly, in terms of the fund's structure, we significantly reduced our exposure to Fidelity's central funds during the period - including no longer owning Ultra-Short Central - while still maintaining many of the same securities via direct holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	.79%
Actual		$ 1,000.00	$ 1,117.00	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class T	.81%
Actual		$ 1,000.00	$ 1,118.50	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Class B	1.51%
Actual		$ 1,000.00	$ 1,112.80	$ 8.04
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Class C	1.53%
Actual		$ 1,000.00	$ 1,112.70	$ 8.15
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Investment Grade Bond	.47%
Actual		$ 1,000.00	$ 1,118.70	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.84	$ 2.40
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,118.20	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Government and U.S. Government Agency Obligations 63.9%	U.S. Government and U.S. Government Agency Obligations 64.2%
AAA 8.2%	AAA 10.8%
AA 3.0%	AA 3.2%
A 11.0%	A 8.8%
BBB 19.3%	BBB 17.8%
BB and Below 5.5%	BB and Below 5.1%
Not Rated 0.1%	Not Rated 0.3%
Short-Term Investments and Net Other Assets† (11.0)%	Short-Term Investments and Net Other Assets† (10.2)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	5.9	6.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	4.1	3.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*		As of February 28, 2009**
	Corporate Bonds 34.1%		Corporate Bonds 30.7%
	U.S. Government and U.S. Government Agency Obligations 63.9%		U.S. Government and U.S. Government Agency Obligations 64.2%
	Asset-Backed Securities 2.2%		Asset-Backed Securities 4.5%
	CMOs and Other Mortgage Related Securities 9.7%		CMOs and Other Mortgage Related Securities 10.6%
	Municipal Bonds 0.8%		Municipal Bonds 0.0%
	Other Investments 0.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets† (11.0)%		Short-Term Investments and Net Other Assets† (10.2)%
* Foreign investments	7.1%	** Foreign investments	6.4%
* Futures and Swaps	3.7%	** Futures and Swaps	1.4%

†Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.4%
Diversified Consumer Services - 0.2%
Cornell University 5.45% 2/1/19	$ 8,260	$ 9,006
Trustees of Dartmouth College 4.75% 6/1/19	1	1
		9,007
Household Durables - 0.1%
Fortune Brands, Inc.:
5.875% 1/15/36	1,620	1,355
6.375% 6/15/14	7,400	7,562
		8,917
Media - 2.1%
AOL Time Warner, Inc. 6.75% 4/15/11	13,204	14,037
Comcast Corp.:
4.95% 6/15/16	9,366	9,499
6.55% 7/1/39	6,000	6,496
COX Communications, Inc.:
6.25% 6/1/18 (f)	1,496	1,592
6.45% 12/1/36 (f)	8,387	8,604
6.95% 6/1/38 (f)	4,154	4,539
Liberty Media Corp.:
5.7% 5/15/13	5,015	4,764
8.25% 2/1/30	11,272	8,567
News America Holdings, Inc. 7.75% 12/1/45	3,549	3,717
News America, Inc.:
6.15% 3/1/37	3,755	3,627
6.2% 12/15/34	2,696	2,616
6.9% 3/1/19 (f)	16,509	18,598
Time Warner Cable, Inc.:
5.85% 5/1/17	21,110	22,169
6.75% 7/1/18	4,588	5,068
Viacom, Inc.:
4.375% 9/15/14	7,082	7,093
6.125% 10/5/17	5,422	5,731
6.75% 10/5/37	5,000	5,237
		131,954
TOTAL CONSUMER DISCRETIONARY		149,878
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	$ 5,675	$ 6,044
6.875% 11/15/19 (f)	10,600	11,857
8.2% 1/15/39 (f)	6,431	8,159
Diageo Capital PLC 5.2% 1/30/13	1,782	1,903
FBG Finance Ltd. 5.125% 6/15/15 (f)	6,502	6,660
		34,623
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (l)	8,461	6,684
Food Products - 0.2%
Kraft Foods, Inc.:
4.125% 11/12/09	3,752	3,778
6% 2/11/13	5,827	6,339
6.25% 6/1/12	3,588	3,946
		14,063
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	6,587	7,950
9.7% 11/10/18	6,979	8,537
Reynolds American, Inc.:
6.75% 6/15/17	8,918	9,087
7.25% 6/15/37	13,136	12,634
		38,208
TOTAL CONSUMER STAPLES		93,578
ENERGY - 3.7%
Energy Equipment & Services - 0.5%
BJ Services Co. 6% 6/1/18	8,410	8,297
DCP Midstream LLC:
6.75% 9/15/37 (f)	4,304	4,031
9.75% 3/15/19 (f)	3,394	4,035
Transocean Ltd. 6% 3/15/18	2,950	3,142
Weatherford International Ltd.:
6% 3/15/18	3,333	3,400
9.625% 3/1/19	4,130	5,017
		27,922
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Finance Co. 6.75% 5/1/11	4,328	4,592
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp. 5.95% 9/15/16	$ 17,384	$ 18,078
Canadian Natural Resources Ltd.:
5.7% 5/15/17	4,230	4,430
5.9% 2/1/18	1,670	1,772
ConocoPhillips:
4.4% 5/15/13	29,500	30,985
5.75% 2/1/19	12,019	13,161
Duke Energy Field Services 7.875% 8/16/10	4,472	4,683
Nakilat, Inc. 6.067% 12/31/33 (f)	7,325	6,099
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)	3,531	2,755
Nexen, Inc.:
5.05% 11/20/13	2,950	3,030
5.875% 3/10/35	6,230	5,479
6.4% 5/15/37	4,561	4,220
Pemex Project Funding Master Trust 1.25% 12/3/12 (f)(l)	7,003	6,688
Petro-Canada:
6.05% 5/15/18	2,460	2,549
6.8% 5/15/38	6,080	6,435
Petroleos Mexicanos 8% 5/3/19 (f)	452	509
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	3,501	3,588
5.5% 9/30/14 (f)	4,894	5,064
6.75% 9/30/19 (f)	3,203	3,348
Spectra Energy Capital, LLC 5.65% 3/1/20	4,574	4,635
Suncor Energy, Inc.:
6.1% 6/1/18	7,564	7,923
6.5% 6/15/38	1,513	1,538
6.85% 6/1/39	6,652	7,108
Talisman Energy, Inc. yankee 6.25% 2/1/38	6,626	6,510
TEPPCO Partners LP:
6.65% 4/15/18	6,856	7,391
7.55% 4/15/38	5,906	6,896
Texas Eastern Transmission LP 6% 9/15/17 (f)	13,001	13,986
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,613
Valero Energy Corp. 6.625% 6/15/37	3,387	2,944
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5.9% 8/1/12	$ 3,748	$ 4,054
6.25% 8/1/17	5,897	6,344
		199,407
TOTAL ENERGY		227,329
FINANCIALS - 13.1%
Capital Markets - 3.2%
Bear Stearns Companies, Inc. 6.95% 8/10/12	12,738	14,232
BlackRock, Inc. 6.25% 9/15/17	7,576	7,969
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,879	3,069
5.95% 1/18/18	6,036	6,284
6% 5/1/14	9,400	10,135
6.15% 4/1/18	5,599	5,910
6.75% 10/1/37	11,200	11,213
7.5% 2/15/19	8,466	9,747
Janus Capital Group, Inc. 6.125% 9/15/11 (d)	968	959
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	1,924
JPMorgan Chase Capital XX 6.55% 9/29/36	57,053	49,725
Lazard Group LLC:
6.85% 6/15/17	3,068	3,002
7.125% 5/15/15	9,694	9,738
Merrill Lynch & Co., Inc. 6.875% 4/25/18	14,040	14,336
Morgan Stanley:
0.8375% 1/9/14 (l)	23,857	22,075
6% 5/13/14	5,820	6,171
6.625% 4/1/18	10,000	10,685
7.3% 5/13/19	5,986	6,666
Northern Trust Corp. 4.625% 5/1/14	1,322	1,404
State Street Corp. 4.3% 5/30/14	1,120	1,174
		196,418
Commercial Banks - 1.6%
Bank of America NA:
5.3% 3/15/17	4,800	4,416
6% 10/15/36	4,808	4,451
Barclays Bank PLC 6.75% 5/22/19	7,265	7,960
BB&T Capital Trust IV 6.82% 6/12/77 (l)	720	598
Credit Suisse (Guernsey) Ltd. 5.86%	7,977	5,664
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse First Boston 6% 2/15/18	$ 10,531	$ 10,831
Credit Suisse First Boston New York Branch 5% 5/15/13	5,741	6,095
Credit Suisse New York Branch 5.5% 5/1/14	7,054	7,581
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (f)(l)	800	712
Export-Import Bank of Korea 5.25% 2/10/14 (f)	4,263	4,256
Fifth Third Bancorp:
4.5% 6/1/18	2,092	1,546
8.25% 3/1/38	1,713	1,522
HBOS PLC 6.75% 5/21/18 (f)	3,829	3,193
HSBC Holdings PLC:
0.7775% 10/6/16 (l)	907	840
6.5% 5/2/36	6,767	6,978
6.5% 9/15/37	2,956	3,057
KeyBank NA 5.8% 7/1/14	1,725	1,662
Korea Development Bank 5.75% 9/10/13	4,034	4,115
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (f)(l)	572	465
PNC Funding Corp. 6.7% 6/10/19	3,985	4,365
Regions Bank 6.45% 6/26/37	1,888	1,344
Santander Issuances SA Unipersonal 0.9688% 6/20/16 (f)(l)	2,581	2,375
Sovereign Bank 2.1931% 8/1/13 (l)	1,297	1,233
Standard Chartered Bank 6.4% 9/26/17 (f)	13,386	13,016
Wachovia Corp. 4.875% 2/15/14	1,057	1,079
		99,354
Consumer Finance - 0.9%
Capital One Bank USA NA 8.8% 7/15/19	7,970	8,539
Capital One Financial Corp. 5.7% 9/15/11	3,508	3,620
Discover Financial Services 10.25% 7/15/19	4,681	5,127
SLM Corp.:
0.6638% 7/26/10 (l)	38,055	34,818
0.7338% 10/25/11 (l)	2,316	1,834
0.8038% 1/27/14 (l)	1,322	839
0.8294% 3/15/11 (l)	667	575
4.5% 7/26/10	1,372	1,313
5% 10/1/13	490	359
		57,024
Diversified Financial Services - 1.3%
Bank of America Corp. 5.75% 12/1/17	9,673	9,409
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
5.3% 10/17/12	$ 5,103	$ 5,155
5.5% 4/11/13	25,084	24,967
6.125% 5/15/18	11,840	11,133
8.5% 5/22/19	5,000	5,465
CME Group, Inc. 5.75% 2/15/14	2,967	3,243
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	7,691	5,449
5.5% 1/15/14 (f)	5,204	3,977
TECO Finance, Inc. 7% 5/1/12	6,735	7,112
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(l)	4,425	3,850
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)	704	564
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(l)	2,033	1,586
		81,910
Insurance - 2.3%
Allstate Corp.:
6.2% 5/16/14	7,535	8,205
7.45% 5/16/19	5,694	6,579
Assurant, Inc. 5.625% 2/15/14	5,039	5,153
Axis Capital Holdings Ltd. 5.75% 12/1/14	7,868	7,959
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)	13,028	10,292
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (f)	9,346	8,606
10.75% 6/15/88 (f)(l)	5,039	4,434
Lincoln National Corp. 7% 5/17/66 (l)	1,398	923
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	7,055	7,917
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (f)(l)	11,269	10,843
MetLife, Inc. 6.75% 6/1/16	5,620	6,148
Metropolitan Life Global Funding I:
5.125% 11/9/11 (f)	4,449	4,620
5.125% 4/10/13 (f)	7,041	7,244
5.125% 6/10/14 (f)	4,961	5,170
Monumental Global Funding II 5.65% 7/14/11 (f)	4,316	4,411
New York Life Global Funding 4.65% 5/9/13 (f)	5,732	5,937
Pacific Life Global Funding 5.15% 4/15/13 (f)	5,929	5,984
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	9,450	10,024
Prudential Financial, Inc. 7.375% 6/15/19	2,170	2,358
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(l)	$ 11,077	$ 8,964
Symetra Financial Corp. 6.125% 4/1/16 (f)	6,139	4,965
The Chubb Corp. 6.5% 5/15/38	2,676	3,047
		139,783
Real Estate Investment Trusts - 2.7%
AMB Property LP:
5.9% 8/15/13	5,685	5,296
6.3% 6/1/13	5,773	5,599
AvalonBay Communities, Inc.:
5.375% 4/15/14	1,839	1,849
5.5% 1/15/12	1,650	1,713
6.125% 11/1/12	2,759	2,917
Brandywine Operating Partnership LP:
5.625% 12/15/10	11,741	11,700
5.7% 5/1/17	810	678
5.75% 4/1/12	3,961	3,862
Camden Property Trust 5.875% 11/30/12	3,797	3,902
Colonial Properties Trust:
4.8% 4/1/11	451	436
5.5% 10/1/15	7,511	6,640
6.875% 8/15/12	2,950	2,913
Colonial Realty LP 6.05% 9/1/16	5,558	4,856
Developers Diversified Realty Corp.:
4.625% 8/1/10	575	556
5% 5/3/10	4,036	3,922
5.25% 4/15/11	4,835	4,569
5.375% 10/15/12	3,236	2,939
Duke Realty LP:
5.4% 8/15/14	6,313	5,936
5.5% 3/1/16	6,313	5,600
5.625% 8/15/11	2,867	2,896
5.875% 8/15/12	711	713
5.95% 2/15/17	1,643	1,478
6.25% 5/15/13	4,560	4,583
6.5% 1/15/18	6,346	5,838
Equity One, Inc.:
6% 9/15/17	4,047	3,545
6.25% 1/15/17	2,676	2,419
Federal Realty Investment Trust:
5.4% 12/1/13	2,879	2,834
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6% 7/15/12	$ 1,979	$ 2,041
6.2% 1/15/17	1,522	1,425
HRPT Properties Trust:
5.75% 11/1/15	1,726	1,501
6.65% 1/15/18	3,835	3,350
Liberty Property LP:
5.5% 12/15/16	3,932	3,459
6.375% 8/15/12	2,724	2,811
6.625% 10/1/17	3,918	3,614
Mack-Cali Realty LP:
5.05% 4/15/10	5,396	5,412
7.75% 2/15/11	637	670
Reckson Operating Partnership LP:
5.15% 1/15/11	1,646	1,573
6% 3/31/16	1,534	1,245
Simon Property Group LP:
4.6% 6/15/10	4,956	5,054
5.1% 6/15/15	3,937	3,886
5.375% 6/1/11	2,103	2,163
5.75% 5/1/12	2,369	2,485
7.75% 1/20/11	1,327	1,399
Tanger Properties LP 6.15% 11/15/15	10,207	9,600
UDR, Inc. 5.5% 4/1/14	6,325	6,102
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,151	2,015
Washington (REIT) 5.95% 6/15/11	6,289	6,211
		166,205
Real Estate Management & Development - 0.5%
ERP Operating LP:
5.375% 8/1/16	1,769	1,696
5.5% 10/1/12	7,317	7,636
5.75% 6/15/17	9,030	8,751
6.625% 3/15/12	1,392	1,471
Post Apartment Homes LP 6.3% 6/1/13	6,814	6,663
Regency Centers LP 6.75% 1/15/12	7,337	7,309
		33,526
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
6.5% 8/1/16	6,800	7,007
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.375% 5/15/14	$ 24,420	$ 26,774
7.625% 6/1/19	4,600	5,065
Independence Community Bank Corp. 2.6688% 6/20/13 (l)	1,646	1,497
		40,343
TOTAL FINANCIALS		814,563
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	5,308	5,630
6.25% 6/15/14	3,144	3,436
7.25% 6/15/19	2,036	2,361
		11,427
INDUSTRIALS - 1.1%
Airlines - 1.0%
American Airlines, Inc. pass-thru trust certificates:
7.324% 4/15/11	7,983	7,983
7.858% 4/1/13	15,375	14,683
Continental Airlines, Inc. 6.545% 8/2/20	1,941	1,844
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	7,749	6,936
7.57% 11/18/10	12,844	12,523
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,912	3,012
8.36% 7/20/20	11,912	9,887
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	92	92
6.602% 9/1/13	165	162
7.032% 4/1/12	756	748
7.186% 10/1/12	1,878	1,854
7.811% 4/1/11	2,897	3,476
		63,200
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (l)	2,119	2,081
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	584	559
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (l)	$ 3,739	$ 3,290
TOTAL INDUSTRIALS		69,130
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19	1,557	1,625
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	5,975
6.55% 10/1/17	5,174	5,141
7.125% 10/1/37	2,599	2,599
		13,715
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	5,797	5,741
6.375% 8/3/15	6,283	5,701
National Semiconductor Corp. 0.8794% 6/15/10 (l)	2,459	2,369
		13,811
TOTAL INFORMATION TECHNOLOGY		29,151
MATERIALS - 1.6%
Chemicals - 0.6%
Dow Chemical Co.:
7.6% 5/15/14	20,383	22,010
8.55% 5/15/19	8,100	8,823
9.4% 5/15/39	8,297	10,069
		40,902
Metals & Mining - 1.0%
Anglo American Capital PLC 9.375% 4/8/19 (f)	5,678	6,643
BHP Billiton Financial USA Ltd.:
5.5% 4/1/14	4,311	4,694
6.5% 4/1/19	4,311	4,915
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	5,241	5,726
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,171	7,619
6.5% 7/15/18	11,920	12,832
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
7.125% 7/15/28	$ 10,526	$ 11,135
8.95% 5/1/14	6,462	7,531
		61,095
TOTAL MATERIALS		101,997
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. 6.8% 5/15/36	10,394	11,561
BellSouth Capital Funding Corp. 7.875% 2/15/30	7,524	9,038
Deutsche Telekom International Financial BV:
5.25% 7/22/13	4,127	4,396
5.875% 8/20/13	6,186	6,716
6.75% 8/20/18	3,463	3,910
Sprint Capital Corp.:
6.875% 11/15/28	5,823	4,236
7.625% 1/30/11	4,304	4,309
Telecom Italia Capital SA:
4.95% 9/30/14	6,637	6,850
5.25% 10/1/15	3,019	3,132
Telefonica Emisiones SAU:
5.855% 2/4/13	1,612	1,747
5.877% 7/15/19	4,972	5,409
6.221% 7/3/17	1,964	2,171
Verizon Communications, Inc.:
5.25% 4/15/13	4,363	4,703
6.1% 4/15/18	5,800	6,305
6.35% 4/1/19	25,295	28,089
		102,572
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. 6% 12/1/16	12,603	10,587
Verizon Wireless Capital LLC 3.75% 5/20/11 (f)	28,041	28,954
Vodafone Group PLC 5.625% 2/27/17	1,742	1,837
		41,378
TOTAL TELECOMMUNICATION SERVICES		143,950
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 3.6%
Electric Utilities - 2.0%
AmerenUE 6.4% 6/15/17	$ 6,291	$ 6,895
Baltimore Gas & Electric Co. 6.125% 7/1/13	4,726	5,098
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	7,149
Commonwealth Edison Co. 5.4% 12/15/11	10,787	11,519
Duke Energy Carolinas LLC 6% 1/15/38	5,746	6,392
EDP Finance BV 6% 2/2/18 (f)	14,961	16,136
Exelon Corp. 4.9% 6/15/15	18,546	18,834
FirstEnergy Corp. 6.45% 11/15/11	2,835	3,097
Nevada Power Co. 6.5% 5/15/18	9,605	10,468
Oncor Electric Delivery Co. 6.375% 5/1/12	20,436	22,254
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	6,569
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)	9,216	7,188
		121,599
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	3,626	3,714
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	7,906	8,246
Exelon Generation Co. LLC 5.35% 1/15/14	14,041	14,684
PPL Energy Supply LLC:
6.2% 5/15/16	3,175	3,298
6.5% 5/1/18	6,705	7,067
		33,295
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
5.2% 8/15/19	6,231	6,426
7.5% 6/30/66 (l)	7,145	5,859
National Grid PLC 6.3% 8/1/16	15,626	16,894
NiSource Finance Corp.:
0.9769% 11/23/09 (l)	5,826	5,795
5.4% 7/15/14	1,746	1,747
5.45% 9/15/20	6,378	5,781
6.4% 3/15/18	10,710	10,764
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	11,838	9,352
		62,618
TOTAL UTILITIES		221,226
TOTAL NONCONVERTIBLE BONDS (Cost $1,838,746)		1,862,229
U.S. Government and Government Agency Obligations - 24.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.2%
Fannie Mae:
1.375% 4/28/11 (e)	$ 68,024	$ 68,527
2.5% 5/15/14 (e)	43,474	43,234
Freddie Mac:
1.625% 4/26/11	52,500	53,113
2.125% 3/23/12	29,913	30,350
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		195,224
U.S. Treasury Inflation Protected Obligations - 7.1%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	117,851	116,010
2% 4/15/12	6,147	6,288
2% 1/15/14 (i)	24,157	24,610
2.125% 1/15/19 (e)	65,283	67,200
2.375% 1/15/17 (i)	184,630	192,650
2.375% 1/15/27 (i)	2,299	2,354
2.625% 7/15/17	31,131	33,126
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		442,238
U.S. Treasury Obligations - 13.9%
U.S. Treasury Bonds 6.25% 5/15/30	72,500	93,593
U.S. Treasury Notes:
1.75% 8/15/12	4,162	4,195
1.875% 6/15/12	8,170	8,277
2.625% 7/31/14	97,970	99,133
2.75% 10/31/13	396,418	407,577
2.75% 2/15/19	95,000	89,931
3.625% 8/15/19	36,500	37,184
4% 8/15/18	119,291	124,920
TOTAL U.S. TREASURY OBLIGATIONS		864,810
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,489,454)		1,502,272
U.S. Government Agency - Mortgage Securities - 21.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 18.4%
4% 9/17/24 (g)	$ 2,000	$ 2,018
4% 9/1/39 (g)	19,000	18,572
4.019% 9/1/33 (l)	3,352	3,457
4.046% 8/1/35 (l)	1,974	2,026
4.275% 6/1/36 (l)	443	460
4.491% 11/1/35 (l)	16,563	17,277
4.5% 4/1/23	130	133
4.5% 9/17/24 (g)	20,000	20,555
4.5% 9/1/39 (g)	19,000	19,088
4.5% 9/14/39 (g)	58,000	58,270
4.601% 10/1/34 (l)	11,838	12,261
4.602% 5/1/35 (l)	16,049	16,706
4.62% 2/1/35 (l)	6,408	6,659
4.62% 9/1/35 (l)	5,849	6,040
5% 4/1/18 to 6/1/38 (h)	154,653	159,671
5% 9/17/24 (g)	33,000	34,382
5% 9/1/39 (g)(h)	30,000	30,776
5.175% 4/1/36 (l)	10,949	11,396
5.5% 9/17/24 (g)	13,000	13,675
5.5% 12/1/30 to 12/1/38 (h)	291,841	305,019
5.5% 9/1/39 (g)(h)	74,000	76,982
5.564% 7/1/37 (l)	1,425	1,493
5.82% 7/1/46 (l)	17,491	18,393
6% 3/1/16 to 11/1/38	65,658	69,286
6% 9/14/39 (g)(h)	175,000	184,078
6.004% 4/1/36 (l)	1,020	1,075
6.106% 4/1/36 (l)	2,507	2,651
6.319% 4/1/36 (l)	1,104	1,172
6.5% 9/1/39 (g)	1,000	1,069
6.5% 9/14/39 (g)	41,000	43,842
TOTAL FANNIE MAE		1,138,482
Freddie Mac - 0.8%
3.908% 8/1/35 (l)	9,451	9,693
4.472% 10/1/34 (l)	5,021	5,187
4.549% 4/1/35 (l)	13,275	13,729
4.638% 4/1/35 (l)	10,579	10,931
4.661% 1/1/36 (l)	2,990	3,088
4.727% 7/1/35 (l)	3,842	3,959
5.669% 10/1/35 (l)	739	782
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.919% 6/1/36 (l)	$ 2,463	$ 2,580
6.103% 6/1/36 (l)	1,212	1,269
TOTAL FREDDIE MAC		51,218
Government National Mortgage Association - 2.5%
5.5% 12/20/28 to 12/20/38	148,814	156,083
5.5% 9/21/39 (g)	1,000	1,044
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		157,127
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,310,645)		1,346,827
Asset-Backed Securities - 2.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (l)	1,444	767
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (l)	661	1
Class M8, 1.1156% 7/25/36 (l)	29	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (l)	223	204
Class M2, 1.3656% 2/25/34 (l)	275	109
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (l)	208	180
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (l)	20	19
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (l)	287	5
Class M4, 0.6656% 5/25/36 (l)	86	1
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (l)	135	4
Class M5, 0.6556% 4/25/36 (l)	128	3
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3025% 9/20/13 (l)	2,141	2,056
Series 2006-C1 Class C1, 0.7525% 10/20/14 (l)	471	14
Series 2007-A4 Class A4, 0.3025% 4/22/13 (l)	1,907	1,830
Series 2007-D1 Class D, 1.6725% 1/22/13 (f)(l)	6,136	123
Airspeed Ltd. Series 2007-1A Class C1, 2.7728% 6/15/32 (f)(l)	6,435	2,477
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (f)(l)	517	515
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	$ 183	$ 185
Series 2006-1 Class B1, 5.2% 3/6/11	50	50
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14	812	447
Class E, 6.96% 3/31/16 (f)	3,214	1,607
Series 2007-2M Class A3, 5.22% 4/8/10	210	214
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (l)	96	69
Series 2004-R11 Class M1, 0.9256% 11/25/34 (l)	454	210
Series 2004-R2 Class M3, 0.8156% 4/25/34 (l)	124	52
Series 2005-R2 Class M1, 0.7156% 4/25/35 (l)	1,638	1,160
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (l)	38	10
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (l)	1,012	488
Class M2, 0.8656% 5/25/34 (l)	851	599
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (l)	1,231	375
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (l)	948	15
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (l)	2,117	1,120
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (l)	331	169
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (l)	149	5
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(f)(l)	5,160	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (l)	2,723	2,717
Bear Stearns Asset Backed Securities I Trust Series 2005-3 Class A1, 0.7156% 9/25/35 (l)	74	54
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (f)(l)	212	212
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	998	878
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (l)	1,821	1,702
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (l)	556	505
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class B, 5.26% 10/15/10	364	365
Class D, 7.16% 1/15/13 (f)	2,475	2,277
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust: - continued
Series 2006-2:
Class B, 5.07% 12/15/11	$ 1,265	$ 1,282
Class C, 5.31% 6/15/12	930	907
Series 2007-1 Class C, 5.38% 11/15/12	331	266
Series 2007-SN1 Class D, 6.05% 1/17/12	162	150
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	685	686
Series 2006-C:
Class A3A, 5.07% 7/15/11	17	17
Class A3B, 0.2828% 7/15/11 (l)	60	60
Series 2007-B Class A3A, 5.03% 4/15/12	426	430
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5628% 4/15/13 (f)(l)	2,306	2,217
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (f)(l)	363	73
Class B, 1.0225% 7/20/39 (f)(l)	355	43
Class C, 1.3725% 7/20/39 (f)(l)	456	36
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	603
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (l)	905	32
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (l)	572	10
Series 2006-NC3 Class M10, 2.2656% 8/25/36 (f)(l)	855	14
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (l)	127	4
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (l)	251	6
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (l)	1,429	376
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (f)(l)	176	141
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	398	311
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (l)	421	419
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	217	193
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (l)	607	19
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (l)	4	4
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (l)	91	87
Series 2007-4 Class A1A, 0.3856% 9/25/37 (l)	535	503
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	1,666	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (l)	$ 687	$ 377
Class M4, 1.2356% 4/25/34 (l)	127	64
Series 2004-4 Class M2, 0.7956% 6/25/34 (l)	467	299
Series 2005-3 Class MV1, 0.6856% 8/25/35 (l)	1,621	1,474
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (l)	286	263
CPS Auto Receivables Trust:
Series 2006-D:
Class A3, 5.157% 5/15/11 (f)	31	31
Class A4, 5.115% 8/15/13 (f)	731	716
Series 2007-B Class A3, 5.47% 11/15/11 (f)	210	210
Series 2007-C Class A3, 5.43% 5/15/12 (f)	169	169
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)	3,272	2,865
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (l)	2,306	2,263
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (f)	1,480	1,463
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (l)	31	17
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (l)	231	47
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (l)	4,467	1,357
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0906% 3/25/34 (l)	22	11
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (l)	4,053	3,399
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (l)	208	203
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (l)	56	54
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)	3,428	3,184
Series 2006-C:
Class B, 5.3% 6/15/12	409	414
Class D, 6.89% 5/15/13 (f)	2,428	2,114
Series 2007-A Class D, 7.05% 12/15/13 (f)	1,378	1,213
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (l)	613	398
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	41	33
Class C, 5.41% 7/21/14	363	182
Series 2007-1:
Class A4, 5.03% 2/16/15	286	294
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust: - continued
Series 2007-1:
Class C, 5.43% 2/16/15	$ 350	$ 167
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (l)	57	26
Class M2, 1.0156% 2/25/34 (l)	98	76
Series 2005-A:
Class M3, 0.7556% 1/25/35 (l)	752	176
Class M4, 0.9456% 1/25/35 (l)	289	53
Series 2006-A Class M4, 0.6656% 5/25/36 (l)	462	4
Series 2006-D Class M1, 0.4956% 11/25/36 (l)	184	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (f)(l)	2,174	1,626
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,961	1,569
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (f)(l)	274	183
Series 2006-2A:
Class A, 0.4528% 11/15/34 (f)(l)	1,617	970
Class B, 0.5528% 11/15/34 (f)(l)	586	170
Class C, 0.6528% 11/15/34 (f)(l)	970	213
Class D, 1.0228% 11/15/34 (f)(l)	370	59
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (l)	705	684
Class C, 0.5128% 9/17/12 (l)	549	516
Series 2007-1 Class C, 0.5428% 3/15/13 (l)	3,765	3,449
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (l)	751	608
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (l)	421	253
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (f)	845	719
Series 2007-1:
Class B, 5.53% 12/15/14	55	48
Class C, 5.74% 12/15/14	118	94
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(l)	626	46
Class M1, 0.9156% 6/25/34 (l)	2,042	1,076
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (l)	827	32
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (l)	13	6
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSR Mortgage Loan Trust: - continued
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (l)	$ 62	$ 62
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (l)	342	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (f)(l)	523	79
Series 2006-3:
Class B, 0.6656% 9/25/46 (f)(l)	519	78
Class C, 0.8156% 9/25/46 (f)(l)	1,211	121
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (l)	0*	0*
Series 2003-2 Class M1, 1.5856% 8/25/33 (l)	292	142
Series 2003-3 Class M1, 1.5556% 8/25/33 (l)	714	344
Series 2003-5 Class A2, 0.9656% 12/25/33 (l)	26	10
Series 2003-7 Class A2, 1.0256% 3/25/34 (l)	1	1*
Series 2004-3 Class M2, 1.9656% 8/25/34 (l)	238	138
Series 2004-7 Class A3, 0.6556% 1/25/35 (l)	0*	0*
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (l)	216	203
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (l)	2,523	2,320
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (l)	12	11
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (l)	1,784	1,772
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (l)	465	267
Class M2, 0.5625% 3/20/36 (l)	770	373
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (l)	1,144	336
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	75	75
Class C, 5.34% 11/15/12	97	98
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (l)	116	2
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (l)	1,144	514
Class MV1, 0.4956% 11/25/36 (l)	928	95
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (l)	326	11
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (l)	804	639
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (l)	303	301
Class 2C, 2.3775% 3/27/42 (l)	2,011	328
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (f)(l)	367	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,274	2,092
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (l)	$ 267	$ 205
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (l)	17	17
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	20	11
Class C, 5.691% 10/20/28 (f)	9	5
Class D, 6.01% 10/20/28 (f)	108	48
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (l)	410	11
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (l)	622	22
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (l)	125	56
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	238	227
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (l)	564	400
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (l)	2,004	1,458
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (l)	44	42
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (l)	2,359	1,158
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (l)	45	9
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (l)	387	259
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (l)	350	133
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (l)	317	127
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (l)	331	52
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (l)	250	245
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (l)	254	1
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (l)	150	3
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (l)	27	6
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (l)	726	593
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (l)	11	10
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (f)(l)(n)	2,480	223
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)	3,249	650
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (n)	1,844	51
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)	265	17
Series 2006-2 Class AIO, 6% 8/25/11 (n)	132	13
Series 2006-3:
Class A1, 0.2956% 9/25/19 (l)	556	548
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-3:
Class AIO, 7.1% 1/25/12 (n)	$ 212	$ 30
Series 2006-4:
Class A1, 0.2956% 3/25/25 (l)	611	587
Class AIO, 6.35% 2/27/12 (n)	673	88
Class D, 1.3656% 5/25/32 (l)	1,537	37
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	905	150
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	769	123
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (l)	1,132	227
Series 2005-D Class M2, 0.7356% 2/25/36 (l)	538	32
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (l)	386	368
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (l)	11	11
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (f)(l)	449	175
Series 2006-1A Class A, 1.6725% 3/20/11 (f)(l)	933	345
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (l)	272	214
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (l)	135	125
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (l)	185	172
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (l)	221	156
Class M3, 1.5156% 9/25/34 (l)	422	111
Class M4, 1.7156% 9/25/34 (l)	542	78
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (l)	318	47
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (l)	1,624	1,068
Class M3, 0.8256% 1/25/35 (l)	379	197
Class M4, 1.0956% 1/25/35 (l)	1,171	190
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (l)	1,440	26
Class M9, 2.1456% 5/25/35 (l)	469	3
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (f)(l)	2,416	2,188
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (f)	302	236
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (l)	407	10
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (l)	206	191
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (l)	$ 4	$ 2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (l)	1,498	745
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (l)	54	1*
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (l)	46	23
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (l)	29	26
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (f)(l)	857	711
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (l)	1,009	202
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (l)	142	92
Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	374	4
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (l)	67	10
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (l)	109	58
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (f)(l)	1,038	277
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (l)	2,596	2,088
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (l)	947	932
Class B, 0.5728% 1/15/12 (l)	790	743
Class C, 0.8728% 1/15/12 (l)	1,217	998
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	832	709
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (l)	2,667	2,574
Class B, 0.4928% 6/15/12 (l)	242	224
Class C, 0.7728% 6/15/12 (l)	145	102
Series 2007-2 Class A, 0.9228% 10/15/12 (l)	1,632	1,557
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (l)	23	8
Series 2003-6HE Class A1, 0.7356% 11/25/33 (l)	29	11
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (f)(l)	1,689	84
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	631	624
Series 2007-A Class A3, 5.28% 2/13/12	1,003	1,011
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (l)	$ 3,156	$ 3,038
Class C, 0.6228% 10/17/11 (l)	3,622	3,395
Series 2007-1 Class C, 0.6428% 6/15/12 (l)	2,910	2,183
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)	557	569
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	233	240
Class D, 5.54% 12/20/12 (f)	332	300
Class E, 7.05% 5/20/14 (f)	3,929	3,198
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	704	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (l)	478	8
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (f)(l)	6,423	5,657
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	6,931	7,185
Series 2007-A5A Class A5, 1.0228% 10/15/14 (f)(l)	1,020	1,015
Series 2007-C1 Class C1, 0.6728% 5/15/14 (f)(l)	3,966	3,865
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	6	0
Series 2006-2 Class A2, 0.3656% 7/25/36 (l)	421	405
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (f)(l)	1,419	170
TOTAL ASSET-BACKED SECURITIES (Cost $143,062)		137,867
Collateralized Mortgage Obligations - 1.7%

Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (f)(l)	2,182	2,130
Class 2M, 0.64% 2/17/52 (f)(l)	1,485	1,430
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (f)(l)	1,133	736
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (l)	1,123	236
Class C, 5.6986% 4/10/49 (l)	2,997	540
Class D, 5.6986% 4/10/49 (l)	1,500	240
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (l)	$ 66	$ 51
Series 2003-L Class 2A1, 5.2191% 1/25/34 (l)	1,432	1,225
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (l)	1,604	1,351
Series 2004-A Class 2A2, 5.4508% 2/25/34 (l)	217	186
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (l)	120	93
Class 2A2, 4.5749% 3/25/34 (l)	907	771
Series 2004-C Class 1A1, 4.097% 4/25/34 (l)	147	121
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (l)	170	131
Class 2A2, 3.8898% 5/25/34 (l)	1,460	1,234
Series 2004-G Class 2A7, 4.2585% 8/25/34 (l)	1,244	1,060
Series 2004-H Class 2A1, 4.469% 9/25/34 (l)	1,176	969
Series 2005-H:
Class 1A1, 4.6982% 9/25/35 (l)	670	524
Class 2A2, 4.805% 9/25/35 (l)	771	348
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(l)(n)	39,136	2,798
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (l)	2,184	1,694
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (f)(l)(n)	2,763	37
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (l)	1,480	1,285
Series 2007-A2 Class 2A1, 5.0375% 7/25/37 (l)	1,634	1,475
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (l)	1,372	1,354
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.189% 8/25/34 (l)	1,321	1,171
Class A4, 3.4368% 8/25/34 (l)	1,127	994
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,533	215
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (f)(l)	1,372	1,158
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (l)	38	38
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (l)	419	169
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (l)	$ 1,170	$ 82
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (l)	27	15
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (l)	18	12
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (l)	1,751	1,461
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (l)	2,725	978
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (l)	331	303
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (l)	42	21
Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (l)	1,461	1,119
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (f)(l)	2,627	2,090
Class C2, 0.98% 10/18/54 (f)(l)	881	573
Class M2, 0.76% 10/18/54 (f)(l)	1,509	1,034
Series 2007-1A Class C2, 1.06% 10/18/54 (f)(l)	183	158
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (f)(l)	2,144	1,501
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (f)(l)	2,469	1,975
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (l)	117	18
Series 2006-1A Class C2, 0.8725% 12/20/54 (f)(l)	5,059	759
Series 2006-2 Class C1, 0.7425% 12/20/54 (l)	4,271	513
Series 2006-3 Class C2, 0.7725% 12/20/54 (l)	890	107
Series 2006-4:
Class B1, 0.3625% 12/20/54 (l)	3,376	1,182
Class C1, 0.6525% 12/20/54 (l)	2,064	310
Class M1, 0.4425% 12/20/54 (l)	889	160
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (l)	1,688	203
Class 1M1, 0.4225% 12/20/54 (l)	1,120	202
Class 2C1, 0.7025% 12/20/54 (l)	768	92
Class 2M1, 0.5225% 12/20/54 (l)	1,438	259
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (l)	1,992	299
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (l)	$ 341	$ 43
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.3491% 9/25/34 (l)	229	164
Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (l)	561	378
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (l)	328	174
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (f)(l)	683	637
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (l)	185	61
Series 2005-1 Class M4, 1.0156% 4/25/35 (l)	20	2
Series 2005-3 Class A1, 0.5056% 8/25/35 (l)	462	215
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	2,602	2,303
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9501% 8/25/36 (l)	1,633	1,215
Series 2004-A1 Class 2A1, 4.4607% 2/25/34 (l)	893	797
Series 2004-A3 Class 4A1, 4.2916% 7/25/34 (l)	2,197	1,933
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (l)	1,646	1,446
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	617	536
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (f)(l)	346	161
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (l)	43	24
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (l)	1,132	389
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	463	342
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (l)	311	5
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (l)	1,579	698
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (f)(l)	190	107
Class C, 0.4628% 6/15/22 (f)(l)	1,173	493
Class D, 0.4728% 6/15/22 (f)(l)	452	126
Class E, 0.4828% 6/15/22 (f)(l)	722	159
Class F, 0.5128% 6/15/22 (f)(l)	1,196	239
Class G, 0.5828% 6/15/22 (f)(l)	271	43
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class H, 0.6028% 6/15/22 (f)(l)	$ 542	$ 76
Class J, 0.6428% 6/15/22 (f)(l)	633	76
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (l)	596	429
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (l)	828	3
Series 2004-A4 Class A1, 3.3459% 8/25/34 (l)	1,786	1,602
Series 2005-A2 Class A7, 4.4821% 2/25/35 (l)	1,782	1,358
Series 2006-A6 Class A4, 5.364% 10/25/33 (l)	1,261	1,084
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	5,874	5,661
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (l)	2,334	1,565
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (l)	2,252	100
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (l)	1,741	1,372
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (l)	414	310
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (l)	3,847	3,011
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (f)(l)	1,712	873
Class B6, 3.1256% 7/10/35 (f)(l)	2,269	1,055
Series 2004-A:
Class B4, 1.4756% 2/10/36 (f)(l)	602	242
Class B5, 1.9756% 2/10/36 (f)(l)	401	151
Series 2004-B:
Class B4, 1.3756% 2/10/36 (f)(l)	416	133
Class B5, 1.8256% 2/10/36 (f)(l)	307	89
Class B6, 2.2756% 2/10/36 (f)(l)	158	39
Series 2004-C:
Class B4, 1.2256% 9/10/36 (f)(l)	553	182
Class B5, 1.6256% 9/10/36 (f)(l)	614	177
Class B6, 2.0256% 9/10/36 (f)(l)	178	41
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	824	729
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.: - continued
sequential payer:
Series 2004-SL3 Class A1, 7% 8/25/16	$ 76	$ 67
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (l)	192	121
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (f)(l)	337	239
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (f)(l)	4	4
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	194	157
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (l)	37	25
Series 2004-7 Class A3B, 1.535% 7/20/34 (l)	24	14
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (l)	262	4
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (f)(l)	66	31
Series 2003-15A Class 4A, 5.4571% 4/25/33 (l)	611	509
Series 2003-20 Class 1A1, 5.5% 7/25/33	542	466
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (l)	2,597	1,234
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (l)	49	47
Series 2003-AR8 Class A, 4.1135% 8/25/33 (l)	910	815
Series 2005-AR3 Class A2, 4.6405% 3/25/35 (l)	2,470	1,963
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.954% 9/25/34 (l)	427	365
Series 2004-W Class A9, 4.5277% 11/25/34 (l)	2,188	1,569
Series 2005-AR12 Class 2A6, 4.046% 7/25/35 (l)	3,200	2,771
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	2,165	1,876
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (l)	1,845	1,539
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (l)	22,415	18,237
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $113,988)		106,291
Commercial Mortgage Securities - 8.0%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (l)	$ 1,605	$ 1,451
Class A2, 6.9094% 2/14/43 (l)	1,009	1,096
Class A3, 6.9594% 2/14/43 (l)	1,089	1,179
Class PS1, 1.556% 2/14/43 (l)(n)	5,243	184
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (l)	1,602	1,580
Series 2006-3 Class A4, 5.889% 7/10/44 (l)	8,540	7,045
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	243	247
Series 2006-5:
Class A1, 5.185% 9/10/47	61	62
Class A2, 5.317% 9/10/47	5,295	5,300
Class A3, 5.39% 9/10/47	1,913	1,835
Series 2006-6 Class A3, 5.369% 12/10/16	2,744	2,333
Series 2007-2 Class A1, 5.421% 4/10/49	173	176
Series 2007-4 Class A3, 5.8115% 2/10/51 (l)	1,368	1,273
Series 2006-6 Class E, 5.619% 10/10/45 (f)	793	102
Series 2007-3:
Class A3, 5.6581% 6/10/49 (l)	2,291	1,932
Class A4, 5.6581% 6/10/49 (l)	2,860	2,191
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	335	341
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	2,581
Series 2004-2:
Class A2, 3.52% 11/10/38	11	11
Class A3, 4.05% 11/10/38	1,856	1,856
Class A4, 4.153% 11/10/38	1,740	1,696
Series 2004-4 Class A3, 4.128% 7/10/42	576	578
Series 2005-1 Class A3, 4.877% 11/10/42	4,728	4,722
Series 2006-1 Class A1, 5.219% 9/10/45 (l)	584	592
Series 2001-3 Class H, 6.562% 4/11/37 (f)	767	732
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	343	226
Class K, 6.15% 5/11/35 (f)	638	490
Series 2002-2 Class XP, 2.0377% 7/11/43 (f)(l)(n)	866	5
Series 2003-2 Class XP, 0.4553% 3/11/41 (f)(l)(n)	11,981	39
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	4,262	4,082
Series 2005-6 Class A3, 5.1791% 9/10/47 (l)	2,470	2,384
Series 2007-1 Class B, 5.543% 1/15/49	826	176
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5828% 3/15/22 (f)(l)	$ 589	$ 342
Class D, 0.6328% 3/15/22 (f)(l)	597	328
Class E, 0.6728% 3/15/22 (f)(l)	493	256
Class F, 0.7428% 3/15/22 (f)(l)	489	244
Class G, 0.8028% 3/15/22 (f)(l)	317	142
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (f)(l)	882	591
Class D, 0.4828% 10/15/19 (f)(l)	1,077	646
Class E, 0.5128% 10/15/19 (f)(l)	998	549
Class F, 0.5828% 10/15/19 (f)(l)	2,362	1,181
Class G, 0.6028% 10/15/19 (f)(l)	951	428
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (f)(l)	77	38
Series 2004-1:
Class A, 0.6256% 4/25/34 (f)(l)	1,231	874
Class B, 2.1656% 4/25/34 (f)(l)	138	55
Class M1, 0.8256% 4/25/34 (f)(l)	111	65
Class M2, 1.4656% 4/25/34 (f)(l)	102	51
Series 2004-2:
Class A, 0.6956% 8/25/34 (f)(l)	949	665
Class M1, 0.8456% 8/25/34 (f)(l)	172	86
Series 2004-3:
Class A1, 0.6356% 1/25/35 (f)(l)	2,038	1,325
Class A2, 0.6856% 1/25/35 (f)(l)	293	182
Class M1, 0.7656% 1/25/35 (f)(l)	352	179
Class M2, 1.2656% 1/25/35 (f)(l)	177	78
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (f)(l)	1,623	1,060
Class M1, 0.6956% 8/25/35 (f)(l)	86	35
Class M2, 0.7456% 8/25/35 (f)(l)	141	53
Class M3, 0.7656% 8/25/35 (f)(l)	78	27
Class M4, 0.8756% 8/25/35 (f)(l)	72	23
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (f)(l)	636	429
Class A2, 0.6656% 11/25/35 (f)(l)	595	357
Class M1, 0.7056% 11/25/35 (f)(l)	128	53
Class M2, 0.7556% 11/25/35 (f)(l)	96	37
Class M3, 0.7756% 11/25/35 (f)(l)	85	31
Class M4, 0.8656% 11/25/35 (f)(l)	107	37
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (f)(l)	$ 1,485	$ 891
Class B1, 1.6656% 1/25/36 (f)(l)	129	35
Class M1, 0.7156% 1/25/36 (f)(l)	479	225
Class M2, 0.7356% 1/25/36 (f)(l)	144	63
Class M3, 0.7656% 1/25/36 (f)(l)	210	86
Class M4, 0.8756% 1/25/36 (f)(l)	116	43
Class M5, 0.9156% 1/25/36 (f)(l)	116	38
Class M6, 0.9656% 1/25/36 (f)(l)	124	36
Series 2006-1:
Class A2, 0.6256% 4/25/36 (f)(l)	224	128
Class M1, 0.6456% 4/25/36 (f)(l)	136	55
Class M2, 0.6656% 4/25/36 (f)(l)	143	55
Class M3, 0.6856% 4/25/36 (f)(l)	123	45
Class M4, 0.7856% 4/25/36 (f)(l)	70	24
Class M5, 0.8256% 4/25/36 (f)(l)	68	22
Class M6, 0.9056% 4/25/36 (f)(l)	135	42
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (f)(l)	3,934	2,641
Class A2, 0.5456% 7/25/36 (f)(l)	203	118
Class B1, 1.1356% 7/25/36 (f)(l)	129	37
Class B3, 2.9656% 7/25/36 (f)(l)	115	29
Class M1, 0.5756% 7/25/36 (f)(l)	213	86
Class M2, 0.5956% 7/25/36 (f)(l)	150	57
Class M3, 0.6156% 7/25/36 (f)(l)	124	45
Class M4, 0.6856% 7/25/36 (f)(l)	143	49
Class M5, 0.7356% 7/25/36 (f)(l)	103	34
Class M6, 0.8056% 7/25/36 (f)(l)	154	48
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (f)(l)	133	20
Class B2, 1.6156% 10/25/36 (f)(l)	163	20
Class B3, 2.8656% 10/25/36 (f)(l)	156	20
Class M4, 0.6956% 10/25/36 (f)(l)	147	34
Class M5, 0.7456% 10/25/36 (f)(l)	176	35
Class M6, 0.8256% 10/25/36 (f)(l)	345	62
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (f)(l)	730	490
Class A2, 0.5356% 12/25/36 (f)(l)	3,704	1,722
Class B1, 0.9656% 12/25/36 (f)(l)	184	40
Class B2, 1.5156% 12/25/36 (f)(l)	188	37
Class B3, 2.7156% 12/25/36 (f)(l)	197	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M1, 0.5556% 12/25/36 (f)(l)	$ 237	$ 80
Class M2, 0.5756% 12/25/36 (f)(l)	159	50
Class M3, 0.6056% 12/25/36 (f)(l)	161	47
Class M4, 0.6656% 12/25/36 (f)(l)	192	54
Class M5, 0.7056% 12/25/36 (f)(l)	176	46
Class M6, 0.7856% 12/25/36 (f)(l)	159	38
Series 2007-1:
Class A2, 0.5356% 3/25/37 (f)(l)	796	390
Class B1, 0.9356% 3/25/37 (f)(l)	253	45
Class B2, 1.4156% 3/25/37 (f)(l)	183	27
Class B3, 3.6156% 3/25/37 (f)(l)	502	60
Class M1, 0.5356% 3/25/37 (f)(l)	223	85
Class M2, 0.5556% 3/25/37 (f)(l)	167	53
Class M3, 0.5856% 3/25/37 (f)(l)	221	66
Class M4, 0.6356% 3/25/37 (f)(l)	180	48
Class M5, 0.6856% 3/25/37 (f)(l)	187	45
Class M6, 0.7656% 3/25/37 (f)(l)	260	56
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (f)(l)	1,939	1,125
Class A2, 0.5856% 7/25/37 (f)(l)	1,816	853
Class B1, 1.8656% 7/25/37 (f)(l)	544	79
Class B2, 2.5156% 7/25/37 (f)(l)	474	64
Class B3, 3.6156% 7/25/37 (f)(l)	532	69
Class M1, 0.6356% 7/25/37 (f)(l)	619	217
Class M2, 0.6756% 7/25/37 (f)(l)	322	97
Class M3, 0.7556% 7/25/37 (f)(l)	326	82
Class M4, 0.9156% 7/25/37 (f)(l)	678	136
Class M5, 1.0156% 7/25/37 (f)(l)	599	108
Class M6, 1.2656% 7/25/37 (f)(l)	761	114
Series 2007-3:
Class A2, 0.5556% 7/25/37 (f)(l)	792	391
Class B1, 1.2156% 7/25/37 (f)(l)	478	95
Class B2, 1.8656% 7/25/37 (f)(l)	1,228	209
Class B3, 4.2656% 7/25/37 (f)(l)	637	94
Class M1, 0.5756% 7/25/37 (f)(l)	420	158
Class M2, 0.6056% 7/25/37 (f)(l)	448	156
Class M3, 0.6356% 7/25/37 (f)(l)	722	236
Class M4, 0.7656% 7/25/37 (f)(l)	1,137	331
Class M5, 0.8656% 7/25/37 (f)(l)	576	141
Class M6, 1.0656% 7/25/37 (f)(l)	437	101
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (f)(l)	$ 257	$ 33
Class B2, 3.7156% 9/25/37 (f)(l)	930	112
Class M1, 1.2156% 9/25/37 (f)(l)	247	62
Class M2, 1.3156% 9/25/37 (f)(l)	247	52
Class M4, 1.8656% 9/25/37 (f)(l)	630	107
Class M5, 2.0156% 9/25/37 (f)(l)	630	95
Class M6, 2.2156% 9/25/37 (f)(l)	631	85
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(n)	3,915	61
Series 2007-5A Class IO, 1.5496% 10/25/37 (f)(n)	8,446	726
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (f)(l)	639	307
Class H, 0.9228% 3/15/19 (f)(l)	429	185
Class J, 1.1228% 3/15/19 (f)(l)	323	123
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (f)(l)	489	244
Class E, 0.5728% 3/15/22 (f)(l)	2,544	1,179
Class F, 0.6228% 3/15/22 (f)(l)	1,561	668
Class G, 0.6728% 3/15/22 (f)(l)	401	157
Class H, 0.8228% 3/15/22 (f)(l)	489	176
Class J, 0.9728% 3/15/22 (f)(l)	489	137
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	778	798
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,702	1,714
Series 2005-PWR9 Class A2, 4.735% 9/11/42	8,685	8,696
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,773	1,580
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	202	205
Series 2007 PW17 Class A4, 5.694% 6/11/50	14,079	12,443
Series 2007-PW16 Class A4, 5.7167% 6/11/40 (l)	803	689
Series 2007-PW17 Class A1, 5.282% 6/11/50	757	763
Series 2007-PW18 Class A2, 5.613% 6/11/50	11,400	11,301
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)	471	474
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (f)(l)(n)	12,856	105
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,842	4,584
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (f)(l)(n)	19,965	410
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A1, 5.415% 4/12/38 (l)	$ 231	$ 234
Class A4, 5.4634% 4/12/38 (l)	172	163
Series 2007-PW15 Class A1, 5.016% 2/11/44	379	381
Series 2007-PW16:
Class B, 5.713% 6/11/40 (f)	220	64
Class C, 5.713% 6/11/40 (f)	183	46
Class D, 5.713% 6/11/40 (f)	183	44
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (f)(l)(n)	136,744	1,840
Series 2007-T28 Class X2, 0.1821% 9/11/42 (f)(l)(n)	68,708	458
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (f)(l)	823	426
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,612	1,576
Class XCL, 2.3511% 5/15/35 (f)(l)(n)	22,160	821
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	550	548
Class F, 7.734% 1/15/32	298	296
Series 2000-3 Class G 6.887% 10/15/32 (f)	5,748	3,647
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(l)	1,395	1,455
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (f)(l)	490	147
Class G, 0.6028% 11/15/36 (f)(l)	408	114
Class H, 0.6428% 11/15/36 (f)(l)	327	82
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	2,332	816
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	463	474
Class A2, 5.6994% 12/10/49 (l)	1,370	1,370
Class A4, 5.6994% 12/10/49 (l)	3,103	2,697
Series 2007-FL3A Class A2, 0.4128% 4/15/22 (f)(l)	4,955	2,973
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (l)	572	511
Series 2007-CD4:
Class A1, 4.977% 12/11/49	372	376
Class A2A, 5.237% 12/11/49	1,221	1,213
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,240
Class C, 5.476% 12/11/49	2,583	194
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48	$ 173	$ 173
Series 2007-C2 Class A1, 5.064% 4/15/47 (l)	198	201
Series 2007-C3 Class A3, 5.8202% 5/15/46 (l)	1,372	1,252
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	700
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (f)(l)	3,073	1,813
Class C, 0.5428% 4/15/17 (f)(l)	1,104	640
Class D, 0.5828% 4/15/17 (f)(l)	753	395
Class E, 0.6428% 4/15/17 (f)(l)	240	115
Class F, 0.6828% 4/15/17 (f)(l)	136	61
Class G, 0.8228% 4/15/17 (f)(l)	136	57
Class H, 0.8928% 4/15/17 (f)(l)	136	56
Class J, 1.1228% 4/15/17 (f)(l)	104	42
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (f)(l)	2,165	1,050
Class D, 0.6128% 11/15/17 (f)(l)	113	60
Class E, 0.6628% 11/15/17 (f)(l)	399	202
Class F, 0.7228% 11/15/17 (f)(l)	305	147
Class G, 0.7728% 11/15/17 (f)(l)	211	97
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (f)(l)	1,955	987
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	129	130
Series 2006-C8:
Class A1, 5.11% 12/10/46	60	60
Class A3, 5.31% 12/10/46	3,910	3,527
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,319	2,244
Series 2007-C9 Class A4, 5.8162% 12/10/49 (l)	3,036	2,669
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (f)(l)(n)	2,439	27
Series 2006-C8:
Class B, 5.44% 12/10/46	2,376	683
Class XP, 0.4956% 12/10/46 (l)(n)	13,427	205
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (l)	472	474
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	447	454
Class AJ, 5.373% 12/15/39	2,778	1,046
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.269% 1/15/49	$ 123	$ 125
Class A3, 5.542% 1/15/49 (l)	2,744	1,997
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)	252	257
Class A4, 5.7229% 6/15/39 (l)	825	604
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	7,570
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (l)(n)	8,533	181
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	1,242	914
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (f)(l)	4,895	1,224
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,372	1,382
Series 2002-CP5 Class A1, 4.106% 12/15/35	101	102
Series 2004-C1:
Class A3, 4.321% 1/15/37	463	468
Class A4, 4.75% 1/15/37	639	623
Series 1998-C1 Class D, 7.17% 5/17/40	1,436	1,483
Series 1999-C1 Class E, 8.1143% 9/15/41 (l)	1,418	1,413
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (l)(n)	3,986	64
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (f)(l)(n)	12,794	381
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (f)(l)(n)	7,676	34
Series 2004-C1 Class ASP, 0.953% 1/15/37 (f)(l)(n)	74,214	992
Series 2006-C1 Class A3, 5.5509% 2/15/39 (l)	7,244	7,072
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4228% 2/15/22 (f)(l)	519	234
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (f)(l)	1,479	562
0.5428% 2/15/22 (f)(l)	528	158
Class F, 0.5928% 2/15/22 (f)(l)	1,056	285
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	146	148
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (l)(n)	26,883	385
Class B, 5.487% 2/15/40 (f)(l)	2,097	304
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	$ 489	$ 441
Class G, 6.936% 3/15/33 (f)	903	762
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	4,934
Series 2001-1 Class X1, 1.0483% 5/15/33 (f)(l)(n)	14,187	199
Series 2004-C1 Class X2, 1.3053% 11/10/38 (f)(l)(n)	7,350	99
Series 2005-C1 Class B, 4.846% 6/10/48 (l)	392	126
Series 2007-C1 Class XP, 0.2088% 12/10/49 (l)(n)	26,983	193
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8723% 12/10/38 (f)(l)(n)	8,430	62
Series 2004-C3 Class X2, 0.6224% 12/10/41 (l)(n)	5,617	68
Series 2005-C1 Class X2, 0.6559% 5/10/43 (l)(n)	7,478	93
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (f)(l)	516	238
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	876	883
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,358	1,381
Class A2, 5.597% 12/10/49	2,744	2,639
Series 2007-GG9:
Class A1, 5.233% 3/10/39	342	348
Class A4, 5.444% 3/10/39	3,989	3,404
Series 2003-C1 Class XP, 2.2423% 7/5/35 (f)(l)(n)	4,449	67
Series 2003-C2 Class XP, 1.1772% 1/5/36 (f)(l)(n)	10,134	88
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (f)(l)(n)	27,415	461
Series 2006-GG7:
Class A3, 5.9166% 7/10/38 (l)	3,617	3,437
Class A4, 5.9166% 7/10/38 (l)	10,620	9,274
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(n)	34,576	373
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (f)(l)	69	51
Class D, 0.5556% 6/6/20 (f)(l)	327	173
Class E, 0.6456% 6/6/20 (f)(l)	379	193
Class F, 0.7156% 6/6/20 (f)(l)	662	305
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (f)(l)	1,304	991
Class D, 0.6456% 3/6/20 (f)(l)	8,605	6,454
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class F, 0.7556% 3/6/20 (f)(l)	$ 107	$ 78
Class G, 0.7956% 3/6/20 (f)(l)	54	39
Class H, 0.9256% 3/6/20 (f)(l)	600	414
Class J, 1.1256% 3/6/20 (f)(l)	860	576
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	425	423
Series 2001-LIBA Class C, 6.733% 2/14/16 (f)	678	728
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (f)(l)(n)	31,039	483
Series 2006-GG6 Class A2, 5.506% 4/10/38 (l)	8,045	8,082
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	2,058	2,044
Class A4, 5.56% 11/10/39 (l)	10,543	9,258
Series 2007-GG10:
Class A1, 5.69% 8/10/45	191	195
Class A2, 5.778% 8/10/45	654	652
Class A4, 5.8051% 8/10/45 (l)	417	326
Series 2007-GG10 Class B, 5.8051% 8/10/45 (l)	1,715	371
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1524% 1/15/38 (f)(l)(n)	2,259	25
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (f)(l)(n)	2,355	31
Series 2006-LDP7 Class A4, 5.875% 4/15/45 (l)	9,200	8,039
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4428% 11/15/18 (f)(l)	1,148	609
Class C, 0.4828% 11/15/18 (f)(l)	815	417
Class D, 0.5028% 11/15/18 (f)(l)	257	112
Class E, 0.5528% 11/15/18 (f)(l)	370	160
Class F, 0.6028% 11/15/18 (f)(l)	556	234
Class G, 0.6328% 11/15/18 (f)(l)	484	207
Class H, 0.7728% 11/15/18 (f)(l)	370	131
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (l)	4,080	3,681
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)	2,066	1,911
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,102	991
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	726
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (l)	652	618
Series 2007-CB19 Class A4, 5.7476% 2/12/49 (l)	4,812	3,985
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	5,612
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (l)	$ 3,852	$ 3,846
Class A4, 5.7978% 6/15/49 (l)	2,036	1,722
Series 2007-LDP10 Class A1, 5.122% 1/15/49	136	138
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,776	3,170
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (l)	1,235	272
Series 2005-CB13 Class E, 5.3498% 1/12/43 (f)(l)	694	118
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	370
Series 2007-CB19:
Class B, 5.7442% 2/12/49	117	34
Class C, 5.7462% 2/12/49	307	77
Class D, 5.7462% 2/12/49	322	77
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	262	62
Class CS, 5.466% 1/15/49 (l)	113	25
Class ES, 5.5454% 1/15/49 (f)(l)	709	87
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	566	561
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	1,485	1,525
Series 2007-C3:
Class F, 5.9498% 7/15/44 (l)	272	28
Class G, 6.1497% 7/15/44 (f)(l)	481	45
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	263	275
Series 2001-C3 Class A1, 6.058% 6/15/20	97	100
Series 2006-C1:
Class A2, 5.084% 2/15/31	658	657
Class A4, 5.156% 2/15/31	521	469
Series 2006-C3 Class A1, 5.478% 3/15/39	117	119
Series 2006-C6:
Class A1, 5.23% 9/15/39	200	203
Class A2, 5.262% 9/15/39 (l)	2,394	2,405
Series 2006-C7:
Class A1, 5.279% 11/15/38	146	148
Class A2, 5.3% 11/15/38	1,509	1,504
Class A3, 5.347% 11/15/38	1,022	901
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	$ 191	195
Class A4, 5.424% 2/15/40	6,714	5,096
Series 2007-C2:
Class A1, 5.226% 2/15/40	179	182
Class A3, 5.43% 2/15/40	661	507
Series 2000-C5 Class E, 7.29% 12/15/32	96	95
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,752
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,415
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (f)(l)(n)	5,757	42
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (f)(l)(n)	14,791	216
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	329	330
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (l)(n)	4,625	81
Series 2006-C3 Class A3 5.689% 3/15/32	620	596
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (l)(n)	8,504	162
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)	3,018	643
Class D, 5.563% 2/15/40 (l)	549	107
Class E, 5.582% 2/15/40 (l)	274	51
Class XCP, 0.4737% 2/15/40 (l)(n)	3,348	48
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,714	1,364
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,486	3,690
Class XCP, 0.3054% 9/15/45 (l)(n)	112,874	1,327
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	392	391
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	2,077	1,682
Class C, 4.13% 11/20/37 (f)	5,919	4,025
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (f)(l)	440	176
Class E, 0.5628% 9/15/21 (f)(l)	1,586	476
Class F, 0.6128% 9/15/21 (f)(l)	906	249
Class G, 0.6328% 9/15/21 (f)(l)	1,791	448
Class H, 0.6728% 9/15/21 (f)(l)	462	104
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,658
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	$ 218	$ 219
Series 2005-CIP1 Class A2, 4.96% 7/12/38	4,410	4,461
Series 2007-C1 Class A1, 4.533% 6/12/50	1,065	1,072
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (l)	2,253	2,256
Series 2005-LC1 Class F, 5.3781% 1/12/44 (f)(l)	1,194	251
Series 2006-C1 Class A2, 5.6114% 5/12/39 (l)	1,935	1,952
Series 2007-C1 Class A4, 5.8286% 6/12/50 (l)	5,194	4,013
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	2,259
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (l)	639	527
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,460	1,371
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	1,179	1,059
Series 2007-5:
Class A1, 4.275% 8/12/48	103	103
Class A3, 5.364% 8/12/48	535	452
Class A4, 5.378% 8/12/48	55	40
Class B, 5.479% 2/12/17	4,116	853
Series 2007-6 Class A1, 5.175% 3/12/51	120	122
Series 2007-7 Class A4, 5.7487% 6/12/50 (l)	4,802	3,487
Series 2007-8 Class A1, 4.622% 8/12/49	362	365
Series 2006-2 Class A4, 5.9092% 6/12/46 (l)	833	792
Series 2006-4 Class XP, 0.6228% 12/12/49 (l)(n)	28,866	617
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,372	307
Series 2007-7 Class B, 5.75% 6/12/50	1,765	402
Series 2007-8 Class A3, 5.957% 8/12/49 (l)	1,183	904
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (f)(l)	23	21
Class H, 0.663% 8/15/19 (f)(l)	109	84
Class J, 0.733% 8/15/19 (f)(l)	82	59
Series 2006-XLF:
Class C, 1.473% 7/15/19 (f)(l)	653	65
Class F, 0.593% 7/15/19 (f)(l)	1,321	1,057
Class G, 0.633% 7/15/19 (f)(l)	750	390
Series 2007-XCLA Class A1, 0.473% 7/17/17 (f)(l)	2,155	1,185
Series 2007-XLCA Class B, 0.7728% 7/17/17 (f)(l)	1,792	90
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (f)(l)	$ 788	$ 252
Class D, 0.463% 10/15/20 (f)(l)	529	132
Class E, 0.523% 10/15/20 (f)(l)	662	132
Class F, 0.573% 10/15/20 (f)(l)	397	72
Class G, 0.613% 10/15/20 (f)(l)	491	108
Class H, 0.703% 10/15/20 (f)(l)	309	31
Class J, 0.853% 10/15/20 (f)(l)	353	28
Class MHRO, 0.963% 10/15/20 (f)(l)	424	47
Class MJPM, 1.273% 10/15/20 (f)(l)	167	15
Class MSTR, 0.973% 10/15/20 (f)(l)	300	42
Class NHRO, 1.163% 10/15/20 (f)(l)	641	58
Class NSTR, 1.123% 10/15/20 (f)(l)	276	30
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (f)(l)(n)	4,662	69
Series 2004-HQ3 Class A2, 4.05% 1/13/41	387	391
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	1,998
Series 2006-HQ10 Class A4, 5.328% 11/12/41	4,496	4,019
Series 2006-HQ8 Class A1, 5.124% 3/12/44	23	23
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	326	331
Class A31, 5.439% 2/12/44 (l)	10,884	10,114
Series 2007-IQ13 Class A1, 5.05% 3/15/44	330	334
Series 2007-IQ14 Class A1, 5.38% 4/15/49	306	312
Series 2007-IQ15 Class A4, 5.8806% 6/11/49 (l)	6,250	4,954
Series 2007-IQ16 Class A4, 5.809% 12/12/49	13,930	11,936
Series 2007-T25:
Class A1, 5.391% 11/12/49	185	188
Class A2, 5.507% 11/12/49	1,349	1,307
Series 2007-T27 Class A4, 5.804% 6/11/42	5,025	4,626
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (f)(l)(n)	9,930	115
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (f)(l)(n)	16,777	372
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (f)(l)(n)	6,588	89
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (l)	2,128	2,066
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)	2,036	649
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (l)	2,277	2,177
Class A4, 5.7705% 10/15/42 (l)	412	352
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ12 Class B, 5.468% 12/15/43	$ 1,372	$ 403
Series 2006-T23 Class A3, 5.8075% 8/12/41 (l)	700	656
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)	2,488	685
Series 2007-HQ12:
Class A4, 5.6318% 4/12/49 (l)	7,259	5,663
Series A1, 5.519% 4/12/49 (l)	522	532
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	2,058	1,602
Class AAB, 5.654% 4/15/49	3,010	2,733
Class B, 5.914% 4/15/49	337	93
Series 2007-T25 Class A3, 5.514% 11/12/49	33,625	30,383
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (f)(l)	2,423	121
Class D, 0.9728% 7/17/17 (f)(l)	1,140	57
Class E, 1.0728% 7/17/17 (f)(l)	927	46
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	38	40
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (f)	131	130
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (f)(l)	66	60
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	208	221
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	1,166	1,233
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (f)(l)	1,013	608
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (f)(l)	1,377	413
Class F, 0.6281% 8/11/18 (f)(l)	1,490	298
Class G, 0.6481% 8/11/18 (f)(l)	1,411	212
Class J, 0.8881% 8/11/18 (f)(l)	314	31
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (f)(l)	105	21
Class AP2, 1.0728% 6/15/20 (f)(l)	175	26
Class F, 0.7528% 6/15/20 (f)(l)	3,396	679
Class LXR1, 0.9728% 6/15/20 (f)(l)	169	34
Class LXR2, 1.0728% 6/15/20 (f)(l)	2,315	231
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	$ 450	$ 457
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	2,938	2,979
Series 2006-C27 Class A2, 5.624% 7/15/45	1,226	1,226
Series 2006-C29:
Class A1, 5.11% 11/15/48	630	640
Class A3, 5.313% 11/15/48	3,644	3,339
Series 2007-C30:
Class A1, 5.031% 12/15/43	195	197
Class A3, 5.246% 12/15/43	1,178	1,136
Class A4, 5.305% 12/15/43	403	322
Class A5, 5.342% 12/15/43	1,468	1,040
Series 2007-C31:
Class A1, 5.14% 4/15/47	70	71
Class A4, 5.509% 4/15/47	3,101	2,343
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (l)	1,646	1,614
Class A3, 5.9289% 6/15/49 (l)	19,610	15,299
Series 2003-C6 Class G, 5.125% 8/15/35 (f)	652	333
Series 2003-C8 Class XP, 0.3689% 11/15/35 (f)(l)(n)	3,691	17
Series 2003-C9 Class XP, 0.4822% 12/15/35 (f)(l)(n)	3,724	22
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (f)(l)	1,055	971
Class 180B, 5.3979% 10/15/41 (f)(l)	480	446
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	549
Series 2005-C22:
Class B, 5.3549% 12/15/44 (l)	3,042	913
Class F, 5.3549% 12/15/44 (f)(l)	2,288	297
Series 2006-C29 Class E, 5.516% 11/15/48 (l)	1,372	172
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	4,116	453
Class D, 5.513% 12/15/43 (l)	2,195	220
Class XP, 0.4317% 12/15/43 (f)(l)(n)	16,872	255
Series 2007-C31 Class C, 5.693% 4/15/47 (l)	5,657	707
Series 2007-C31A Class A2, 5.421% 4/15/47	1,580	1,537
Series 2007-C32:
Class D, 5.7405% 6/15/49 (l)	1,031	113
Class E, 5.7405% 6/15/49 (l)	1,625	171
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (l)	$ 908	$ 702
Series 2007-C33 Class B, 5.9023% 2/15/51 (l)	2,307	358
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $470,360)		494,698
Municipal Securities - 0.8%

California Gen. Oblig.:
7.5% 4/1/34	20,125	21,370
7.55% 4/1/39	24,527	26,297
TOTAL MUNICIPAL SECURITIES (Cost $45,135)		47,667
Foreign Government and Government Agency Obligations - 0.1%

Ontario Province 4.1% 6/16/14 (Cost $7,985)	7,970	8,369
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	516	526
Fixed-Income Funds - 18.9%
	Shares
Fidelity Corporate Bond 1-5 Year Central Fund (m)	1,323,107	135,341
Fidelity Mortgage Backed Securities Central Fund (m)	8,807,786	897,601
Fidelity Specialized High Income Central Fund (m)	1,563,591	139,519
TOTAL FIXED-INCOME FUNDS (Cost $1,167,887)		1,172,461
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (l) (Cost $4,291)	$ 4,291	3,968
Cash Equivalents - 3.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 23,424	$ 23,424
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (b)	171,401	171,400
TOTAL CASH EQUIVALENTS (Cost $194,824)		194,824
TOTAL INVESTMENT PORTFOLIO - 110.8% (Cost $6,786,891)		6,877,999
NET OTHER ASSETS - (10.8)%		(670,488)
NET ASSETS - 100%		$ 6,207,511
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (j)	Oct. 2034	$ 878	(659)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)	Sept. 2034	868	(821)
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	13,600	197
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%

	Sept. 2013	$ 10,650	$ 661
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,116,000) (k)	Sept. 2037	9,045	(8,819)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $5,250,000) (k)	Sept. 2037	24,580	(23,965)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,302,000) (k)	Sept. 2037	5,506	(5,368)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $4,231,000) (k)	Sept. 2037	18,386	(17,926)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,754,000) (k)	Sept. 2037	10,029	(9,778)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,716,000) (k)

	Sept. 2037	$ 16,419	$ (16,009)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (j)	August 2034	682	(499)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (j)	Oct. 2034	815	(582)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (j)	April 2032	262	(144)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (j)	March 2034	38	(5)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (j)	Feb. 2034	4	(3)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (j)

	Sept. 2010	$ 11,200	$ (129)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (j)	March 2013	13,500	(2,603)
TOTAL CREDIT DEFAULT SWAPS		136,462	(86,452)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9475% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	150,000	620
Receive semi-annually a fixed rate equal to 2.333% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	60,000	760
TOTAL INTEREST RATE SWAPS		210,000	1,380
		$ 346,462	$ (85,072)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $485,835,000 or 7.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.

(i) Security or a portion of the security has been segregated as collateral for swap agreements. At the period end, the value of securities pledged amounted to $116,791,000 of which $26,964,000 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

(j) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$23,424,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 4,028
Banc of America Securities LLC	2,005
Bank of America, NA	5,014
Deutsche Bank Securities, Inc.	2,206
ING Financial Markets LLC	645
J.P. Morgan Securities, Inc.	4,011
Mizuho Securities USA, Inc.	2,005
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Morgan Stanley & Co., Inc.	$ 1,003
Societe Generale, New York Branch	2,507
$ 23,424
$171,400,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 171,400
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,933
Fidelity Commercial Mortgage-Backed Securities Central Fund	24,415
Fidelity Corporate Bond 1-5 Year Central Fund	13,144
Fidelity Mortgage Backed Securities Central Fund	74,046
Fidelity Specialized High Income Central Fund	13,299
Fidelity Ultra-Short Central Fund	5,849
Total	$ 135,686
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 273,953	$ 4,002	$ 253,325*	$ -	0.0%
Fidelity Commercial Mortgage-Backed Securities Central Fund	804,720	20,444	674,829*	-	0.0%
Fidelity Corporate Bond 1-5 Year Central Fund	454,435	8,948	314,864*	135,341	40.8%
Fidelity Mortgage Backed Securities Central Fund	1,998,004	56,270	1,212,669*	897,601	11.6%
Fidelity Specialized High Income Central Fund	195,170	38,592	80,902*	139,519	34.1%
Fidelity Ultra-Short Central Fund	806,565	-	678,425*	-	0.0%
Total	$ 4,532,847	$ 128,256	$ 3,215,014	$ 1,172,461
*Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 137,867	$ -	$ 118,482	$ 19,385
Cash Equivalents	194,824	-	194,824	-
Collateralized Mortgage Obligations	106,291	-	97,452	8,839
Commercial Mortgage Securities	494,698	-	444,739	49,959
Corporate Bonds	1,862,229	-	1,862,229	-
Fixed-Income Funds	1,172,461	1,172,461	-	-
Foreign Government and Government Agency Obligations	8,369	-	8,369	-
Municipal Securities	47,667	-	47,667	-
Preferred Securities	3,968	-	3,968	-
Supranational Obligations	526	-	526	-
U.S. Government Agency - Mortgage Securities	1,346,827	-	1,346,827	-
U.S. Government and Government Agency Obligations	1,502,272	-	1,502,272	-
Total Investments in Securities:	$ 6,877,999	$ 1,172,461	$ 5,627,355	$ 78,183
Derivative Instruments:
Assets
Swap Agreements	$ 2,238	$ -	$ 2,238	$ -
Total Assets	$ 2,238	$ -	$ 2,238	$ -
Liabilities
Swap Agreements	$ (87,310)	$ -	$ (85,677)	$ (1,633)
Total Liabilities	$ (87,310)	$ -	$ (85,677)	$ (1,633)
Total Derivative Instruments:	$ (85,072)	$ -	$ (83,439)	$ (1,633)
Other Financial Instruments
Forward commitments	$ (3,255)	$ -	$ (3,255)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities: Asset-Backed Securities
Beginning Balance	$ 500
Total Realized Gain (Loss)	(4,217)
Total Unrealized Gain (Loss)	7,546
Cost of Purchases	32,120
Proceeds of Sales	(12,592)
Amortization/Accretion	(7,857)
Transfers in/out of Level 3	3,885
Ending Balance	$ 19,385
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (266)
Collateralized Mortgage Obligations
Beginning Balance	$ 214
Total Realized Gain (Loss)	(2,065)
Total Unrealized Gain (Loss)	5,413
Cost of Purchases	8,595
Proceeds of Sales	(4,849)
Amortization/Accretion	(4,719)
Transfers in/out of Level 3	6,250
Ending Balance	$ 8,839
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ 2,284
Commercial Mortgage Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(4,817)
Total Unrealized Gain (Loss)	(7,237)
Cost of Purchases	64,066
Proceeds of Sales	(24,538)
Amortization/Accretion	857
Transfers in/out of Level 3	21,628
Ending Balance	$ 49,959
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (7,237)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (38,155)
Total Unrealized Gain (loss)	36,477
Transfers in/out of Level 3	45
Ending Balance	$ (1,633)
Realized gain (loss) on Swap Agreements for the period	$ (39,699)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ 430

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received or delivered through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 858	$ (87,310)
Interest Rate Risk
Swap Agreements (a)	1,380	-
Total Value of Derivatives	$ 2,238	$ (87,310)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $306,346,000 of which $1,926,000, $1,000, $107,986,000, $17,287,000 and $179,146,000 will expire on August 31, 2010, 2013, 2014, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $393,883,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $167,291 and repurchase agreements of $194,824) - See accompanying schedule: Unaffiliated issuers (cost $5,619,004)	$ 5,705,538
Fidelity Central Funds (cost $1,167,887)	1,172,461
Total Investments (cost $6,786,891)		$ 6,877,999
Commitment to sell securities on a delayed delivery basis	(504,015)
Receivable for securities sold on a delayed delivery basis	500,760	(3,255)
Receivable for investments sold, regular delivery		113,247
Receivable for swap agreements		17
Receivable for fund shares sold		11,575
Interest receivable		47,502
Distributions receivable from Fidelity Central Funds		5,017
Unrealized appreciation on swap agreements		2,238
Other receivables		92
Total assets		7,054,432

Liabilities
Payable for investments purchased Regular delivery	$ 74,579
Delayed delivery	502,745
Payable for swap agreements	1,164
Payable for fund shares redeemed	4,952
Distributions payable	1,449
Unrealized depreciation on swap agreements	87,310
Accrued management fee	1,615
Distribution fees payable	69
Other affiliated payables	688
Other payables and accrued expenses	950
Collateral on securities loaned, at value	171,400
Total liabilities		846,921

Net Assets		$ 6,207,511
Net Assets consist of:
Paid in capital		$ 7,009,801
Undistributed net investment income		11,786
Accumulated undistributed net realized gain (loss) on investments		(830,068)
Net unrealized appreciation (depreciation) on investments		15,992
Net Assets		$ 6,207,511

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($144,651 ÷ 20,983 shares)	$ 6.89

Maximum offering price per share (100/96.00 of $6.89)	$ 7.18
Class T: Net Asset Value and redemption price per share ($46,370 ÷ 6,723 shares)	$ 6.90

Maximum offering price per share (100/96.00 of $6.90)	$ 7.19
Class B: Net Asset Value and offering price per share ($11,053 ÷ 1,602 shares)A	$ 6.90

Class C: Net Asset Value and offering price per share ($27,099 ÷ 3,926 shares)A	$ 6.90

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,951,245 ÷ 862,743 shares)	$ 6.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,093 ÷ 3,924 shares)	$ 6.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Dividends		$ 623
Interest		278,835
Income from Fidelity Central Funds		135,686
Total income		415,144

Expenses
Management fee	$ 24,290
Transfer agent fees	7,788
Distribution fees	671
Fund wide operations fee	2,276
Independent trustees' compensation	29
Miscellaneous	896
Total expenses before reductions	35,950
Expense reductions	(38)	35,912
Net investment income		379,232
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,549
Redemption in-kind with affiliated entities	(319,897)
Fidelity Central Funds	(669,026)
Swap agreements	(52,031)
Total net realized gain (loss)		(986,405)
Change in net unrealized appreciation (depreciation) on: Investment securities	668,055
Swap agreements	47,885
Delayed delivery commitments	(940)
Total change in net unrealized appreciation (depreciation)		715,000
Net gain (loss)		(271,405)
Net increase (decrease) in net assets resulting from operations		$ 107,827

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 379,232	$ 545,862
Net realized gain (loss)	(986,405)	(26,541)
Change in net unrealized appreciation (depreciation)	715,000	(414,694)
Net increase (decrease) in net assets resulting from operations	107,827	104,627
Distributions to shareholders from net investment income	(394,409)	(516,873)
Distributions to shareholders from net realized gain	-	(11,157)
Total distributions	(394,409)	(528,030)
Share transactions - net increase (decrease)	(3,508,737)	(1,526,467)
Total increase (decrease) in net assets	(3,795,319)	(1,949,870)

Net Assets
Beginning of period	10,002,830	11,952,700
End of period (including undistributed net investment income of $11,786 and undistributed net investment income of $33,213, respectively)	$ 6,207,511	$ 10,002,830

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 L

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Income from Investment Operations
Net investment income E	.303	.331	.353	.118	.298	.237
Net realized and unrealized gain (loss)	.007 H	(.303)	(.161)	.092	(.206)	.131
Total from investment operations	.310	.028	.192	.210	.092	.368
Distributions from net investment income	(.310)	(.311)	(.352)	(.100)	(.282)	(.238)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.310)	(.318)	(.362)	(.100)	(.352)	(.338)
Net asset value, end of period	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50
Total Return B, C, D	4.89%	.36%	2.61%	2.92%	1.23%	5.03%
Ratios to Average Net Assets F, I
Expenses before reductions	.79%	.80%	.75%	.71% A	.71%	.83%
Expenses net of fee waivers, if any	.79%	.80%	.75%	.71% A	.71%	.83%
Expenses net of all reductions	.79%	.80%	.74%	.71% A	.71%	.83%
Net investment income	4.67%	4.67%	4.83%	4.86% A	4.04%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$ 145	$ 79	$ 79	$ 46	$ 37	$ 31
Portfolio turnover rate G	119%J, M	231%	181% M	206% A, J	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 L

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.302	.332	.350	.116	.290	.230
Net realized and unrealized gain (loss)	.016 H	(.303)	(.163)	.091	(.216)	.141
Total from investment operations	.318	.029	.187	.207	.074	.371
Distributions from net investment income	(.308)	(.312)	(.347)	(.097)	(.274)	(.231)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.308)	(.319)	(.357)	(.097)	(.344)	(.331)
Net asset value, end of period	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51
Total Return B, C, D	5.02%	.36%	2.54%	2.89%	.98%	5.07%
Ratios to Average Net Assets F, I
Expenses before reductions	.82%	.80%	.80%	.82% A	.83%	.93%
Expenses net of fee waivers, if any	.82%	.80%	.80%	.82% A	.83%	.93%
Expenses net of all reductions	.82%	.79%	.79%	.81% A	.83%	.93%
Net investment income	4.65%	4.67%	4.77%	4.76% A	3.92%	3.07%
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 53	$ 68	$ 59	$ 57	$ 48
Portfolio turnover rate G	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 L

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.257	.281	.299	.099	.239	.180
Net realized and unrealized gain (loss)	.016 H	(.313)	(.164)	.102	(.216)	.140
Total from investment operations	.273	(.032)	.135	.201	.023	.320
Distributions from net investment income	(.263)	(.261)	(.295)	(.081)	(.223)	(.180)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.263)	(.268)	(.305)	(.081)	(.293)	(.280)
Net asset value, end of period	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Total Return B, C, D	4.29%	(.49)%	1.83%	2.79%	.28%	4.37%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%	1.50%	1.50%	1.50% A	1.51%	1.64%
Expenses net of fee waivers, if any	1.51%	1.50%	1.50%	1.50% A	1.51%	1.60%
Expenses net of all reductions	1.51%	1.50%	1.50%	1.50% A	1.51%	1.59%
Net investment income	3.95%	3.96%	4.07%	4.07% A	3.24%	2.40%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 9	$ 10	$ 9	$ 9	$ 9
Portfolio turnover rate G	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 L

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.255	.278	.294	.097	.233	.176
Net realized and unrealized gain (loss)	.005 H	(.304)	(.163)	.102	(.216)	.140
Total from investment operations	.260	(.026)	.131	.199	.017	.316
Distributions from net investment income	(.260)	(.257)	(.291)	(.079)	(.217)	(.176)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.260)	(.264)	(.301)	(.079)	(.287)	(.276)
Net asset value, end of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Total Return B, C, D	4.09%	(.40)%	1.77%	2.76%	.20%	4.30%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55%	1.55%	1.55%	1.58% A	1.60%	1.67%
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.58% A	1.60%	1.66%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.58% A	1.60%	1.66%
Net investment income	3.91%	3.91%	4.02%	3.99% A	3.15%	2.34%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 14	$ 17	$ 10	$ 9	$ 7
Portfolio turnover rate G	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,

2009

2008

2007

2006 K

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Income from Investment Operations
Net investment income D	.326	.356	.376	.124	.317	.254
Net realized and unrealized gain (loss)	.015 G	(.313)	(.153)	.092	(.206)	.130
Total from investment operations	.341	.043	.223	.216	.111	.384
Distributions from net investment income	(.331)	(.336)	(.373)	(.106)	(.301)	(.254)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.331)	(.343)	(.383)	(.106)	(.371)	(.354)
Net asset value, end of period	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50
Total Return B, C	5.39%	.57%	3.05%	3.01%	1.48%	5.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.46%	.45%	.45%	.45% A	.46%	.61%
Expenses net of fee waivers, if any	.46%	.45%	.45%	.45% A	.46%	.61%
Expenses net of all reductions	.46%	.44%	.44%	.45% A	.46%	.61%
Net investment income	5.00%	5.02%	5.13%	5.12% A	4.29%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 5,951	$ 9,814	$ 11,739	$ 10,141	$ 8,018	$ 6,721
Portfolio turnover rate F	119% I, L	231%	181% L	206% A, I	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended April 30.

K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 K

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48
Income from Investment Operations
Net investment income D	.322	.353	.374	.124	.313	.254
Net realized and unrealized gain (loss)	.005 G	(.303)	(.163)	.091	(.205)	.129
Total from investment operations	.327	.050	.211	.215	.108	.383
Distributions from net investment income	(.327)	(.333)	(.371)	(.105)	(.298)	(.253)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.327)	(.340)	(.381)	(.105)	(.368)	(.353)
Net asset value, end of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51
Total Return B, C	5.16%	.66%	2.88%	2.99%	1.44%	5.24%
Ratios to Average Net Assets E, H
Expenses before reductions	.53%	.50%	.48%	.49% A	.50%	.59%
Expenses net of fee waivers, if any	.53%	.50%	.48%	.49% A	.50%	.59%
Expenses net of all reductions	.53%	.49%	.47%	.49% A	.50%	.59%
Net investment income	4.94%	4.97%	5.10%	5.07% A	4.25%	3.40%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 34	$ 41	$ 29	$ 26	$ 16
Portfolio turnover rate F	119% I, L	231%	181% L	206% A, I	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended April 30.

K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-5 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Repurchase Agreements Restricted Securities Loans & Direct Debt Instruments

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are

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3. Significant Accounting Policies - continued

Security Valuation - continued

classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, market discount, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 127,713
Unrealized depreciation	(236,526)
Net unrealized appreciation (depreciation)	$ (108,813)

Undistributed ordinary income	$ 6,846

Capital loss carryforward	$ 306,346

Cost for federal income tax purposes	$ 6,986,812

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 394,409	$ 528,030

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $112,212 representing 1.81% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(87,310). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $89,827. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $22,385 in addition to the collateral to settle these swaps.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (60,283)	$ 46,505
Interest Rate Risk
Swap Agreements	8,252	1,380
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (52,031)	$ 47,885

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(52,031) for swap agreements..

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $47,885 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $1,365,625 and $4,837,222, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

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7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 284	$ 10
Class T	0%	.25%	114	3
Class B	.65%	.25%	87	63
Class C	.75%	.25%	186	40
			$ 671	$ 116

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class T	9
Class B*	24
Class C*	4
$ 54

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)
7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 206.18
Class T	94.21
Class B	24.25
Class C	35.19
Investment Grade Bond	7,386.10
Institutional Class	43.17
	$ 7,788

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Redemption-In-Kind. On March 27, 2009, 565,128 fund shares held by affiliated entities were redeemed in-kind for cash and securities with a value of $3,588,563. The realized gain (loss) of $(319,897) on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations and is not taxable to the Fund.

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net

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7. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions - continued

asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 405,891	6,492
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 324,612	4,504
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 66,112	850

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Security Lending - continued

investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $13.

10. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Investment Grade Bond	$ 36

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008
From net investment income
Class A	$ 5,369	$ 3,742
Class T	2,156	2,716
Class B	385	358
Class C	714	556
Investment Grade Bond	384,500	507,696
Institutional Class	1,285	1,805
Total	$ 394,409	$ 516,873
From net realized gain
Class A	$ -	$ 82
Class T	-	64
Class B	-	9
Class C	-	15
Investment Grade Bond	-	10,947
Institutional Class	-	40
Total	$ -	$ 11,157

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Class A
Shares sold	12,007	6,217	$ 77,884	$ 44,378
Issued in exchange for shares of Capital One Total Return Bond Fund	5,452	-	33,750	-
Reinvestment of distributions	589	515	3,815	3,652
Shares redeemed	(8,595)	(6,144)	(56,322)	(43,427)
Net increase (decrease)	9,453	588	$ 59,127	$ 4,603
Class T
Shares sold	2,526	3,480	$ 16,379	$ 24,742
Reinvestment of distributions	317	382	2,049	2,711
Shares redeemed	(3,788)	(5,613)	(24,703)	(39,832)
Net increase (decrease)	(945)	(1,751)	$ (6,275)	$ (12,379)
Class B
Shares sold	866	446	$ 5,609	$ 3,206
Reinvestment of distributions	46	39	299	280
Shares redeemed	(629)	(537)	(4,088)	(3,818)
Net increase (decrease)	283	(52)	$ 1,820	$ (332)
Class C
Shares sold	2,885	846	$ 18,675	$ 6,043
Reinvestment of distributions	82	53	536	379
Shares redeemed	(1,039)	(1,238)	(6,752)	(8,831)
Net increase (decrease)	1,928	(339)	$ 12,459	$ (2,409)
Investment Grade Bond
Shares sold	391,488	235,999	$ 2,540,236	$ 1,676,819
Reinvestment of distributions	55,275	71,069	356,433	504,629
Shares redeemed	(1,008,022)	(516,730)	(6,466,380)	(3,691,519)
Net increase (decrease)	(561,259)	(209,662)	$ (3,569,711)	$ (1,510,071)
Institutional Class
Shares sold	1,621	2,395	$ 10,522	$ 16,310
Reinvestment of distributions	166	212	1,078	1,503
Shares redeemed	(2,764)	(3,445)	(17,757)	(23,692)
Net increase (decrease)	(977)	(838)	$ (6,157)	$ (5,879)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective after the close of business on September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $137,142 in return for 1,323 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

14. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

15. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Total Return Bond Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 5,452 shares of Class A of the Fund for 3,655 shares then outstanding (value at $9.23 per share) of Capital One Total Return Bond Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Total Return Bond Fund's net assets were combined with the Fund's net assets of $8,459,080 for total net assets after the acquisition of $8,492,830.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 2.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $268,520,752 of distributions paid during the period January 1, 2009, to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
PROPOSAL 3

For Fidelity Investment Grade Bond Fund, a shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgement of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

	# of Votes	% of Votes
Affirmative	533,669,832.89	16.669
Against	2,451,794,789.83	76.578
Abstain	116,980,179.32	3.655
Broker Non-Votes	99,215,159.14	3.098
TOTAL	3,201,659,961.18	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IGB-UANN-1009
1.784722.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Investment Grade Bond
Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity® Investment Grade
Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	0.69%	1.95%	4.65%
Class T (incl. 4.00% sales charge) B	0.82%	1.92%	4.61%
Class B (incl. contingent deferred sales charge) C	-0.71%	1.68%	4.54%
Class C (incl. contingent deferred sales charge) D	3.09%	1.98%	4.49%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on August 27, 2002. Returns between August 27, 2002 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund, which has no 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original ,class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 27, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond Fund - Class A on August 31, 1999, and the current 4.00% sales charge was paid. The chart shows how the value of the investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period. The initial offering of Class A took place on August 27, 2002. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor Investment Grade Bond Fund: The fund trailed its benchmark for the year, although very strong results thus far in 2009 helped us close much of the gap. For the 12 months ending August 31, 2009, the fund's Class A, Class T, Class B and Class C shares gained 4.89%, 5.02%, 4.29% and 4.09%, respectively (excluding sales charges), lagging the Barclays Capital U.S. Aggregate Bond Index. As I review performance, I'll address the aggregate of my direct investments and those I made in Fidelity's fixed-income central funds. The biggest detractor by far from relative performance versus the index was an allocation to Fidelity® Ultra-Short Central Fund - an internal pool of short-term assets, including poorly performing securitized products - during the first half of the period. Disappointing security selection in mortgage-backed securities detracted as well. The fund benefited from an underweighting in conventional U.S. Treasury bonds, which lagged the index, even though my investment in Treasury Inflation-Protected Bonds (TIPS) proved too early in terms of inflation expectations. Two significant positives for the fund were favorable security selection and a large overweighting in corporate bonds. This sector benefited as credit spreads narrowed from all-time wide levels - indicating investors' increased willingness to assume risk - during the second half of the period. An out-of-index allocation to collateralized mortgage obligations also contributed. Lastly, in terms of the fund's structure, we significantly reduced our exposure to Fidelity's central funds during the period - including no longer owning Ultra-Short Central - while still maintaining many of the same securities via direct holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	.79%
Actual		$ 1,000.00	$ 1,117.00	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class T	.81%
Actual		$ 1,000.00	$ 1,118.50	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Class B	1.51%
Actual		$ 1,000.00	$ 1,112.80	$ 8.04
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Class C	1.53%
Actual		$ 1,000.00	$ 1,112.70	$ 8.15
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Investment Grade Bond	.47%
Actual		$ 1,000.00	$ 1,118.70	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.84	$ 2.40
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,118.20	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Government and U.S. Government Agency Obligations 63.9%	U.S. Government and U.S. Government Agency Obligations 64.2%
AAA 8.2%	AAA 10.8%
AA 3.0%	AA 3.2%
A 11.0%	A 8.8%
BBB 19.3%	BBB 17.8%
BB and Below 5.5%	BB and Below 5.1%
Not Rated 0.1%	Not Rated 0.3%
Short-Term Investments and Net Other Assets† (11.0)%	Short-Term Investments and Net Other Assets† (10.2)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	5.9	6.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	4.1	3.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*		As of February 28, 2009**
	Corporate Bonds 34.1%		Corporate Bonds 30.7%
	U.S. Government and U.S. Government Agency Obligations 63.9%		U.S. Government and U.S. Government Agency Obligations 64.2%
	Asset-Backed Securities 2.2%		Asset-Backed Securities 4.5%
	CMOs and Other Mortgage Related Securities 9.7%		CMOs and Other Mortgage Related Securities 10.6%
	Municipal Bonds 0.8%		Municipal Bonds 0.0%
	Other Investments 0.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets† (11.0)%		Short-Term Investments and Net Other Assets† (10.2)%
* Foreign investments	7.1%	** Foreign investments	6.4%
* Futures and Swaps	3.7%	** Futures and Swaps	1.4%

†Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.4%
Diversified Consumer Services - 0.2%
Cornell University 5.45% 2/1/19	$ 8,260	$ 9,006
Trustees of Dartmouth College 4.75% 6/1/19	1	1
		9,007
Household Durables - 0.1%
Fortune Brands, Inc.:
5.875% 1/15/36	1,620	1,355
6.375% 6/15/14	7,400	7,562
		8,917
Media - 2.1%
AOL Time Warner, Inc. 6.75% 4/15/11	13,204	14,037
Comcast Corp.:
4.95% 6/15/16	9,366	9,499
6.55% 7/1/39	6,000	6,496
COX Communications, Inc.:
6.25% 6/1/18 (f)	1,496	1,592
6.45% 12/1/36 (f)	8,387	8,604
6.95% 6/1/38 (f)	4,154	4,539
Liberty Media Corp.:
5.7% 5/15/13	5,015	4,764
8.25% 2/1/30	11,272	8,567
News America Holdings, Inc. 7.75% 12/1/45	3,549	3,717
News America, Inc.:
6.15% 3/1/37	3,755	3,627
6.2% 12/15/34	2,696	2,616
6.9% 3/1/19 (f)	16,509	18,598
Time Warner Cable, Inc.:
5.85% 5/1/17	21,110	22,169
6.75% 7/1/18	4,588	5,068
Viacom, Inc.:
4.375% 9/15/14	7,082	7,093
6.125% 10/5/17	5,422	5,731
6.75% 10/5/37	5,000	5,237
		131,954
TOTAL CONSUMER DISCRETIONARY		149,878
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	$ 5,675	$ 6,044
6.875% 11/15/19 (f)	10,600	11,857
8.2% 1/15/39 (f)	6,431	8,159
Diageo Capital PLC 5.2% 1/30/13	1,782	1,903
FBG Finance Ltd. 5.125% 6/15/15 (f)	6,502	6,660
		34,623
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (l)	8,461	6,684
Food Products - 0.2%
Kraft Foods, Inc.:
4.125% 11/12/09	3,752	3,778
6% 2/11/13	5,827	6,339
6.25% 6/1/12	3,588	3,946
		14,063
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	6,587	7,950
9.7% 11/10/18	6,979	8,537
Reynolds American, Inc.:
6.75% 6/15/17	8,918	9,087
7.25% 6/15/37	13,136	12,634
		38,208
TOTAL CONSUMER STAPLES		93,578
ENERGY - 3.7%
Energy Equipment & Services - 0.5%
BJ Services Co. 6% 6/1/18	8,410	8,297
DCP Midstream LLC:
6.75% 9/15/37 (f)	4,304	4,031
9.75% 3/15/19 (f)	3,394	4,035
Transocean Ltd. 6% 3/15/18	2,950	3,142
Weatherford International Ltd.:
6% 3/15/18	3,333	3,400
9.625% 3/1/19	4,130	5,017
		27,922
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Finance Co. 6.75% 5/1/11	4,328	4,592
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp. 5.95% 9/15/16	$ 17,384	$ 18,078
Canadian Natural Resources Ltd.:
5.7% 5/15/17	4,230	4,430
5.9% 2/1/18	1,670	1,772
ConocoPhillips:
4.4% 5/15/13	29,500	30,985
5.75% 2/1/19	12,019	13,161
Duke Energy Field Services 7.875% 8/16/10	4,472	4,683
Nakilat, Inc. 6.067% 12/31/33 (f)	7,325	6,099
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)	3,531	2,755
Nexen, Inc.:
5.05% 11/20/13	2,950	3,030
5.875% 3/10/35	6,230	5,479
6.4% 5/15/37	4,561	4,220
Pemex Project Funding Master Trust 1.25% 12/3/12 (f)(l)	7,003	6,688
Petro-Canada:
6.05% 5/15/18	2,460	2,549
6.8% 5/15/38	6,080	6,435
Petroleos Mexicanos 8% 5/3/19 (f)	452	509
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	3,501	3,588
5.5% 9/30/14 (f)	4,894	5,064
6.75% 9/30/19 (f)	3,203	3,348
Spectra Energy Capital, LLC 5.65% 3/1/20	4,574	4,635
Suncor Energy, Inc.:
6.1% 6/1/18	7,564	7,923
6.5% 6/15/38	1,513	1,538
6.85% 6/1/39	6,652	7,108
Talisman Energy, Inc. yankee 6.25% 2/1/38	6,626	6,510
TEPPCO Partners LP:
6.65% 4/15/18	6,856	7,391
7.55% 4/15/38	5,906	6,896
Texas Eastern Transmission LP 6% 9/15/17 (f)	13,001	13,986
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,613
Valero Energy Corp. 6.625% 6/15/37	3,387	2,944
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5.9% 8/1/12	$ 3,748	$ 4,054
6.25% 8/1/17	5,897	6,344
		199,407
TOTAL ENERGY		227,329
FINANCIALS - 13.1%
Capital Markets - 3.2%
Bear Stearns Companies, Inc. 6.95% 8/10/12	12,738	14,232
BlackRock, Inc. 6.25% 9/15/17	7,576	7,969
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,879	3,069
5.95% 1/18/18	6,036	6,284
6% 5/1/14	9,400	10,135
6.15% 4/1/18	5,599	5,910
6.75% 10/1/37	11,200	11,213
7.5% 2/15/19	8,466	9,747
Janus Capital Group, Inc. 6.125% 9/15/11 (d)	968	959
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	1,924
JPMorgan Chase Capital XX 6.55% 9/29/36	57,053	49,725
Lazard Group LLC:
6.85% 6/15/17	3,068	3,002
7.125% 5/15/15	9,694	9,738
Merrill Lynch & Co., Inc. 6.875% 4/25/18	14,040	14,336
Morgan Stanley:
0.8375% 1/9/14 (l)	23,857	22,075
6% 5/13/14	5,820	6,171
6.625% 4/1/18	10,000	10,685
7.3% 5/13/19	5,986	6,666
Northern Trust Corp. 4.625% 5/1/14	1,322	1,404
State Street Corp. 4.3% 5/30/14	1,120	1,174
		196,418
Commercial Banks - 1.6%
Bank of America NA:
5.3% 3/15/17	4,800	4,416
6% 10/15/36	4,808	4,451
Barclays Bank PLC 6.75% 5/22/19	7,265	7,960
BB&T Capital Trust IV 6.82% 6/12/77 (l)	720	598
Credit Suisse (Guernsey) Ltd. 5.86%	7,977	5,664
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse First Boston 6% 2/15/18	$ 10,531	$ 10,831
Credit Suisse First Boston New York Branch 5% 5/15/13	5,741	6,095
Credit Suisse New York Branch 5.5% 5/1/14	7,054	7,581
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (f)(l)	800	712
Export-Import Bank of Korea 5.25% 2/10/14 (f)	4,263	4,256
Fifth Third Bancorp:
4.5% 6/1/18	2,092	1,546
8.25% 3/1/38	1,713	1,522
HBOS PLC 6.75% 5/21/18 (f)	3,829	3,193
HSBC Holdings PLC:
0.7775% 10/6/16 (l)	907	840
6.5% 5/2/36	6,767	6,978
6.5% 9/15/37	2,956	3,057
KeyBank NA 5.8% 7/1/14	1,725	1,662
Korea Development Bank 5.75% 9/10/13	4,034	4,115
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (f)(l)	572	465
PNC Funding Corp. 6.7% 6/10/19	3,985	4,365
Regions Bank 6.45% 6/26/37	1,888	1,344
Santander Issuances SA Unipersonal 0.9688% 6/20/16 (f)(l)	2,581	2,375
Sovereign Bank 2.1931% 8/1/13 (l)	1,297	1,233
Standard Chartered Bank 6.4% 9/26/17 (f)	13,386	13,016
Wachovia Corp. 4.875% 2/15/14	1,057	1,079
		99,354
Consumer Finance - 0.9%
Capital One Bank USA NA 8.8% 7/15/19	7,970	8,539
Capital One Financial Corp. 5.7% 9/15/11	3,508	3,620
Discover Financial Services 10.25% 7/15/19	4,681	5,127
SLM Corp.:
0.6638% 7/26/10 (l)	38,055	34,818
0.7338% 10/25/11 (l)	2,316	1,834
0.8038% 1/27/14 (l)	1,322	839
0.8294% 3/15/11 (l)	667	575
4.5% 7/26/10	1,372	1,313
5% 10/1/13	490	359
		57,024
Diversified Financial Services - 1.3%
Bank of America Corp. 5.75% 12/1/17	9,673	9,409
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
5.3% 10/17/12	$ 5,103	$ 5,155
5.5% 4/11/13	25,084	24,967
6.125% 5/15/18	11,840	11,133
8.5% 5/22/19	5,000	5,465
CME Group, Inc. 5.75% 2/15/14	2,967	3,243
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	7,691	5,449
5.5% 1/15/14 (f)	5,204	3,977
TECO Finance, Inc. 7% 5/1/12	6,735	7,112
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(l)	4,425	3,850
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)	704	564
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(l)	2,033	1,586
		81,910
Insurance - 2.3%
Allstate Corp.:
6.2% 5/16/14	7,535	8,205
7.45% 5/16/19	5,694	6,579
Assurant, Inc. 5.625% 2/15/14	5,039	5,153
Axis Capital Holdings Ltd. 5.75% 12/1/14	7,868	7,959
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)	13,028	10,292
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (f)	9,346	8,606
10.75% 6/15/88 (f)(l)	5,039	4,434
Lincoln National Corp. 7% 5/17/66 (l)	1,398	923
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	7,055	7,917
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (f)(l)	11,269	10,843
MetLife, Inc. 6.75% 6/1/16	5,620	6,148
Metropolitan Life Global Funding I:
5.125% 11/9/11 (f)	4,449	4,620
5.125% 4/10/13 (f)	7,041	7,244
5.125% 6/10/14 (f)	4,961	5,170
Monumental Global Funding II 5.65% 7/14/11 (f)	4,316	4,411
New York Life Global Funding 4.65% 5/9/13 (f)	5,732	5,937
Pacific Life Global Funding 5.15% 4/15/13 (f)	5,929	5,984
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	9,450	10,024
Prudential Financial, Inc. 7.375% 6/15/19	2,170	2,358
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(l)	$ 11,077	$ 8,964
Symetra Financial Corp. 6.125% 4/1/16 (f)	6,139	4,965
The Chubb Corp. 6.5% 5/15/38	2,676	3,047
		139,783
Real Estate Investment Trusts - 2.7%
AMB Property LP:
5.9% 8/15/13	5,685	5,296
6.3% 6/1/13	5,773	5,599
AvalonBay Communities, Inc.:
5.375% 4/15/14	1,839	1,849
5.5% 1/15/12	1,650	1,713
6.125% 11/1/12	2,759	2,917
Brandywine Operating Partnership LP:
5.625% 12/15/10	11,741	11,700
5.7% 5/1/17	810	678
5.75% 4/1/12	3,961	3,862
Camden Property Trust 5.875% 11/30/12	3,797	3,902
Colonial Properties Trust:
4.8% 4/1/11	451	436
5.5% 10/1/15	7,511	6,640
6.875% 8/15/12	2,950	2,913
Colonial Realty LP 6.05% 9/1/16	5,558	4,856
Developers Diversified Realty Corp.:
4.625% 8/1/10	575	556
5% 5/3/10	4,036	3,922
5.25% 4/15/11	4,835	4,569
5.375% 10/15/12	3,236	2,939
Duke Realty LP:
5.4% 8/15/14	6,313	5,936
5.5% 3/1/16	6,313	5,600
5.625% 8/15/11	2,867	2,896
5.875% 8/15/12	711	713
5.95% 2/15/17	1,643	1,478
6.25% 5/15/13	4,560	4,583
6.5% 1/15/18	6,346	5,838
Equity One, Inc.:
6% 9/15/17	4,047	3,545
6.25% 1/15/17	2,676	2,419
Federal Realty Investment Trust:
5.4% 12/1/13	2,879	2,834
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6% 7/15/12	$ 1,979	$ 2,041
6.2% 1/15/17	1,522	1,425
HRPT Properties Trust:
5.75% 11/1/15	1,726	1,501
6.65% 1/15/18	3,835	3,350
Liberty Property LP:
5.5% 12/15/16	3,932	3,459
6.375% 8/15/12	2,724	2,811
6.625% 10/1/17	3,918	3,614
Mack-Cali Realty LP:
5.05% 4/15/10	5,396	5,412
7.75% 2/15/11	637	670
Reckson Operating Partnership LP:
5.15% 1/15/11	1,646	1,573
6% 3/31/16	1,534	1,245
Simon Property Group LP:
4.6% 6/15/10	4,956	5,054
5.1% 6/15/15	3,937	3,886
5.375% 6/1/11	2,103	2,163
5.75% 5/1/12	2,369	2,485
7.75% 1/20/11	1,327	1,399
Tanger Properties LP 6.15% 11/15/15	10,207	9,600
UDR, Inc. 5.5% 4/1/14	6,325	6,102
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,151	2,015
Washington (REIT) 5.95% 6/15/11	6,289	6,211
		166,205
Real Estate Management & Development - 0.5%
ERP Operating LP:
5.375% 8/1/16	1,769	1,696
5.5% 10/1/12	7,317	7,636
5.75% 6/15/17	9,030	8,751
6.625% 3/15/12	1,392	1,471
Post Apartment Homes LP 6.3% 6/1/13	6,814	6,663
Regency Centers LP 6.75% 1/15/12	7,337	7,309
		33,526
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
6.5% 8/1/16	6,800	7,007
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.375% 5/15/14	$ 24,420	$ 26,774
7.625% 6/1/19	4,600	5,065
Independence Community Bank Corp. 2.6688% 6/20/13 (l)	1,646	1,497
		40,343
TOTAL FINANCIALS		814,563
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	5,308	5,630
6.25% 6/15/14	3,144	3,436
7.25% 6/15/19	2,036	2,361
		11,427
INDUSTRIALS - 1.1%
Airlines - 1.0%
American Airlines, Inc. pass-thru trust certificates:
7.324% 4/15/11	7,983	7,983
7.858% 4/1/13	15,375	14,683
Continental Airlines, Inc. 6.545% 8/2/20	1,941	1,844
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	7,749	6,936
7.57% 11/18/10	12,844	12,523
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,912	3,012
8.36% 7/20/20	11,912	9,887
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	92	92
6.602% 9/1/13	165	162
7.032% 4/1/12	756	748
7.186% 10/1/12	1,878	1,854
7.811% 4/1/11	2,897	3,476
		63,200
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (l)	2,119	2,081
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	584	559
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (l)	$ 3,739	$ 3,290
TOTAL INDUSTRIALS		69,130
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19	1,557	1,625
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	5,975
6.55% 10/1/17	5,174	5,141
7.125% 10/1/37	2,599	2,599
		13,715
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	5,797	5,741
6.375% 8/3/15	6,283	5,701
National Semiconductor Corp. 0.8794% 6/15/10 (l)	2,459	2,369
		13,811
TOTAL INFORMATION TECHNOLOGY		29,151
MATERIALS - 1.6%
Chemicals - 0.6%
Dow Chemical Co.:
7.6% 5/15/14	20,383	22,010
8.55% 5/15/19	8,100	8,823
9.4% 5/15/39	8,297	10,069
		40,902
Metals & Mining - 1.0%
Anglo American Capital PLC 9.375% 4/8/19 (f)	5,678	6,643
BHP Billiton Financial USA Ltd.:
5.5% 4/1/14	4,311	4,694
6.5% 4/1/19	4,311	4,915
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	5,241	5,726
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,171	7,619
6.5% 7/15/18	11,920	12,832
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
7.125% 7/15/28	$ 10,526	$ 11,135
8.95% 5/1/14	6,462	7,531
		61,095
TOTAL MATERIALS		101,997
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. 6.8% 5/15/36	10,394	11,561
BellSouth Capital Funding Corp. 7.875% 2/15/30	7,524	9,038
Deutsche Telekom International Financial BV:
5.25% 7/22/13	4,127	4,396
5.875% 8/20/13	6,186	6,716
6.75% 8/20/18	3,463	3,910
Sprint Capital Corp.:
6.875% 11/15/28	5,823	4,236
7.625% 1/30/11	4,304	4,309
Telecom Italia Capital SA:
4.95% 9/30/14	6,637	6,850
5.25% 10/1/15	3,019	3,132
Telefonica Emisiones SAU:
5.855% 2/4/13	1,612	1,747
5.877% 7/15/19	4,972	5,409
6.221% 7/3/17	1,964	2,171
Verizon Communications, Inc.:
5.25% 4/15/13	4,363	4,703
6.1% 4/15/18	5,800	6,305
6.35% 4/1/19	25,295	28,089
		102,572
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. 6% 12/1/16	12,603	10,587
Verizon Wireless Capital LLC 3.75% 5/20/11 (f)	28,041	28,954
Vodafone Group PLC 5.625% 2/27/17	1,742	1,837
		41,378
TOTAL TELECOMMUNICATION SERVICES		143,950
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 3.6%
Electric Utilities - 2.0%
AmerenUE 6.4% 6/15/17	$ 6,291	$ 6,895
Baltimore Gas & Electric Co. 6.125% 7/1/13	4,726	5,098
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	7,149
Commonwealth Edison Co. 5.4% 12/15/11	10,787	11,519
Duke Energy Carolinas LLC 6% 1/15/38	5,746	6,392
EDP Finance BV 6% 2/2/18 (f)	14,961	16,136
Exelon Corp. 4.9% 6/15/15	18,546	18,834
FirstEnergy Corp. 6.45% 11/15/11	2,835	3,097
Nevada Power Co. 6.5% 5/15/18	9,605	10,468
Oncor Electric Delivery Co. 6.375% 5/1/12	20,436	22,254
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	6,569
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)	9,216	7,188
		121,599
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	3,626	3,714
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	7,906	8,246
Exelon Generation Co. LLC 5.35% 1/15/14	14,041	14,684
PPL Energy Supply LLC:
6.2% 5/15/16	3,175	3,298
6.5% 5/1/18	6,705	7,067
		33,295
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
5.2% 8/15/19	6,231	6,426
7.5% 6/30/66 (l)	7,145	5,859
National Grid PLC 6.3% 8/1/16	15,626	16,894
NiSource Finance Corp.:
0.9769% 11/23/09 (l)	5,826	5,795
5.4% 7/15/14	1,746	1,747
5.45% 9/15/20	6,378	5,781
6.4% 3/15/18	10,710	10,764
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	11,838	9,352
		62,618
TOTAL UTILITIES		221,226
TOTAL NONCONVERTIBLE BONDS (Cost $1,838,746)		1,862,229
U.S. Government and Government Agency Obligations - 24.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.2%
Fannie Mae:
1.375% 4/28/11 (e)	$ 68,024	$ 68,527
2.5% 5/15/14 (e)	43,474	43,234
Freddie Mac:
1.625% 4/26/11	52,500	53,113
2.125% 3/23/12	29,913	30,350
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		195,224
U.S. Treasury Inflation Protected Obligations - 7.1%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	117,851	116,010
2% 4/15/12	6,147	6,288
2% 1/15/14 (i)	24,157	24,610
2.125% 1/15/19 (e)	65,283	67,200
2.375% 1/15/17 (i)	184,630	192,650
2.375% 1/15/27 (i)	2,299	2,354
2.625% 7/15/17	31,131	33,126
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		442,238
U.S. Treasury Obligations - 13.9%
U.S. Treasury Bonds 6.25% 5/15/30	72,500	93,593
U.S. Treasury Notes:
1.75% 8/15/12	4,162	4,195
1.875% 6/15/12	8,170	8,277
2.625% 7/31/14	97,970	99,133
2.75% 10/31/13	396,418	407,577
2.75% 2/15/19	95,000	89,931
3.625% 8/15/19	36,500	37,184
4% 8/15/18	119,291	124,920
TOTAL U.S. TREASURY OBLIGATIONS		864,810
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,489,454)		1,502,272
U.S. Government Agency - Mortgage Securities - 21.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 18.4%
4% 9/17/24 (g)	$ 2,000	$ 2,018
4% 9/1/39 (g)	19,000	18,572
4.019% 9/1/33 (l)	3,352	3,457
4.046% 8/1/35 (l)	1,974	2,026
4.275% 6/1/36 (l)	443	460
4.491% 11/1/35 (l)	16,563	17,277
4.5% 4/1/23	130	133
4.5% 9/17/24 (g)	20,000	20,555
4.5% 9/1/39 (g)	19,000	19,088
4.5% 9/14/39 (g)	58,000	58,270
4.601% 10/1/34 (l)	11,838	12,261
4.602% 5/1/35 (l)	16,049	16,706
4.62% 2/1/35 (l)	6,408	6,659
4.62% 9/1/35 (l)	5,849	6,040
5% 4/1/18 to 6/1/38 (h)	154,653	159,671
5% 9/17/24 (g)	33,000	34,382
5% 9/1/39 (g)(h)	30,000	30,776
5.175% 4/1/36 (l)	10,949	11,396
5.5% 9/17/24 (g)	13,000	13,675
5.5% 12/1/30 to 12/1/38 (h)	291,841	305,019
5.5% 9/1/39 (g)(h)	74,000	76,982
5.564% 7/1/37 (l)	1,425	1,493
5.82% 7/1/46 (l)	17,491	18,393
6% 3/1/16 to 11/1/38	65,658	69,286
6% 9/14/39 (g)(h)	175,000	184,078
6.004% 4/1/36 (l)	1,020	1,075
6.106% 4/1/36 (l)	2,507	2,651
6.319% 4/1/36 (l)	1,104	1,172
6.5% 9/1/39 (g)	1,000	1,069
6.5% 9/14/39 (g)	41,000	43,842
TOTAL FANNIE MAE		1,138,482
Freddie Mac - 0.8%
3.908% 8/1/35 (l)	9,451	9,693
4.472% 10/1/34 (l)	5,021	5,187
4.549% 4/1/35 (l)	13,275	13,729
4.638% 4/1/35 (l)	10,579	10,931
4.661% 1/1/36 (l)	2,990	3,088
4.727% 7/1/35 (l)	3,842	3,959
5.669% 10/1/35 (l)	739	782
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.919% 6/1/36 (l)	$ 2,463	$ 2,580
6.103% 6/1/36 (l)	1,212	1,269
TOTAL FREDDIE MAC		51,218
Government National Mortgage Association - 2.5%
5.5% 12/20/28 to 12/20/38	148,814	156,083
5.5% 9/21/39 (g)	1,000	1,044
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		157,127
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,310,645)		1,346,827
Asset-Backed Securities - 2.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (l)	1,444	767
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (l)	661	1
Class M8, 1.1156% 7/25/36 (l)	29	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (l)	223	204
Class M2, 1.3656% 2/25/34 (l)	275	109
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (l)	208	180
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (l)	20	19
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (l)	287	5
Class M4, 0.6656% 5/25/36 (l)	86	1
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (l)	135	4
Class M5, 0.6556% 4/25/36 (l)	128	3
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3025% 9/20/13 (l)	2,141	2,056
Series 2006-C1 Class C1, 0.7525% 10/20/14 (l)	471	14
Series 2007-A4 Class A4, 0.3025% 4/22/13 (l)	1,907	1,830
Series 2007-D1 Class D, 1.6725% 1/22/13 (f)(l)	6,136	123
Airspeed Ltd. Series 2007-1A Class C1, 2.7728% 6/15/32 (f)(l)	6,435	2,477
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (f)(l)	517	515
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	$ 183	$ 185
Series 2006-1 Class B1, 5.2% 3/6/11	50	50
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14	812	447
Class E, 6.96% 3/31/16 (f)	3,214	1,607
Series 2007-2M Class A3, 5.22% 4/8/10	210	214
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (l)	96	69
Series 2004-R11 Class M1, 0.9256% 11/25/34 (l)	454	210
Series 2004-R2 Class M3, 0.8156% 4/25/34 (l)	124	52
Series 2005-R2 Class M1, 0.7156% 4/25/35 (l)	1,638	1,160
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (l)	38	10
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (l)	1,012	488
Class M2, 0.8656% 5/25/34 (l)	851	599
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (l)	1,231	375
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (l)	948	15
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (l)	2,117	1,120
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (l)	331	169
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (l)	149	5
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(f)(l)	5,160	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (l)	2,723	2,717
Bear Stearns Asset Backed Securities I Trust Series 2005-3 Class A1, 0.7156% 9/25/35 (l)	74	54
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (f)(l)	212	212
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	998	878
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (l)	1,821	1,702
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (l)	556	505
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class B, 5.26% 10/15/10	364	365
Class D, 7.16% 1/15/13 (f)	2,475	2,277
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust: - continued
Series 2006-2:
Class B, 5.07% 12/15/11	$ 1,265	$ 1,282
Class C, 5.31% 6/15/12	930	907
Series 2007-1 Class C, 5.38% 11/15/12	331	266
Series 2007-SN1 Class D, 6.05% 1/17/12	162	150
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	685	686
Series 2006-C:
Class A3A, 5.07% 7/15/11	17	17
Class A3B, 0.2828% 7/15/11 (l)	60	60
Series 2007-B Class A3A, 5.03% 4/15/12	426	430
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5628% 4/15/13 (f)(l)	2,306	2,217
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (f)(l)	363	73
Class B, 1.0225% 7/20/39 (f)(l)	355	43
Class C, 1.3725% 7/20/39 (f)(l)	456	36
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	603
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (l)	905	32
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (l)	572	10
Series 2006-NC3 Class M10, 2.2656% 8/25/36 (f)(l)	855	14
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (l)	127	4
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (l)	251	6
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (l)	1,429	376
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (f)(l)	176	141
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	398	311
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (l)	421	419
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	217	193
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (l)	607	19
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (l)	4	4
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (l)	91	87
Series 2007-4 Class A1A, 0.3856% 9/25/37 (l)	535	503
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	1,666	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (l)	$ 687	$ 377
Class M4, 1.2356% 4/25/34 (l)	127	64
Series 2004-4 Class M2, 0.7956% 6/25/34 (l)	467	299
Series 2005-3 Class MV1, 0.6856% 8/25/35 (l)	1,621	1,474
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (l)	286	263
CPS Auto Receivables Trust:
Series 2006-D:
Class A3, 5.157% 5/15/11 (f)	31	31
Class A4, 5.115% 8/15/13 (f)	731	716
Series 2007-B Class A3, 5.47% 11/15/11 (f)	210	210
Series 2007-C Class A3, 5.43% 5/15/12 (f)	169	169
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)	3,272	2,865
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (l)	2,306	2,263
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (f)	1,480	1,463
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (l)	31	17
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (l)	231	47
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (l)	4,467	1,357
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0906% 3/25/34 (l)	22	11
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (l)	4,053	3,399
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (l)	208	203
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (l)	56	54
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)	3,428	3,184
Series 2006-C:
Class B, 5.3% 6/15/12	409	414
Class D, 6.89% 5/15/13 (f)	2,428	2,114
Series 2007-A Class D, 7.05% 12/15/13 (f)	1,378	1,213
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (l)	613	398
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	41	33
Class C, 5.41% 7/21/14	363	182
Series 2007-1:
Class A4, 5.03% 2/16/15	286	294
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust: - continued
Series 2007-1:
Class C, 5.43% 2/16/15	$ 350	$ 167
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (l)	57	26
Class M2, 1.0156% 2/25/34 (l)	98	76
Series 2005-A:
Class M3, 0.7556% 1/25/35 (l)	752	176
Class M4, 0.9456% 1/25/35 (l)	289	53
Series 2006-A Class M4, 0.6656% 5/25/36 (l)	462	4
Series 2006-D Class M1, 0.4956% 11/25/36 (l)	184	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (f)(l)	2,174	1,626
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,961	1,569
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (f)(l)	274	183
Series 2006-2A:
Class A, 0.4528% 11/15/34 (f)(l)	1,617	970
Class B, 0.5528% 11/15/34 (f)(l)	586	170
Class C, 0.6528% 11/15/34 (f)(l)	970	213
Class D, 1.0228% 11/15/34 (f)(l)	370	59
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (l)	705	684
Class C, 0.5128% 9/17/12 (l)	549	516
Series 2007-1 Class C, 0.5428% 3/15/13 (l)	3,765	3,449
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (l)	751	608
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (l)	421	253
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (f)	845	719
Series 2007-1:
Class B, 5.53% 12/15/14	55	48
Class C, 5.74% 12/15/14	118	94
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(l)	626	46
Class M1, 0.9156% 6/25/34 (l)	2,042	1,076
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (l)	827	32
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (l)	13	6
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSR Mortgage Loan Trust: - continued
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (l)	$ 62	$ 62
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (l)	342	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (f)(l)	523	79
Series 2006-3:
Class B, 0.6656% 9/25/46 (f)(l)	519	78
Class C, 0.8156% 9/25/46 (f)(l)	1,211	121
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (l)	0*	0*
Series 2003-2 Class M1, 1.5856% 8/25/33 (l)	292	142
Series 2003-3 Class M1, 1.5556% 8/25/33 (l)	714	344
Series 2003-5 Class A2, 0.9656% 12/25/33 (l)	26	10
Series 2003-7 Class A2, 1.0256% 3/25/34 (l)	1	1*
Series 2004-3 Class M2, 1.9656% 8/25/34 (l)	238	138
Series 2004-7 Class A3, 0.6556% 1/25/35 (l)	0*	0*
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (l)	216	203
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (l)	2,523	2,320
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (l)	12	11
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (l)	1,784	1,772
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (l)	465	267
Class M2, 0.5625% 3/20/36 (l)	770	373
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (l)	1,144	336
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	75	75
Class C, 5.34% 11/15/12	97	98
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (l)	116	2
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (l)	1,144	514
Class MV1, 0.4956% 11/25/36 (l)	928	95
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (l)	326	11
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (l)	804	639
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (l)	303	301
Class 2C, 2.3775% 3/27/42 (l)	2,011	328
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (f)(l)	367	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,274	2,092
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (l)	$ 267	$ 205
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (l)	17	17
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	20	11
Class C, 5.691% 10/20/28 (f)	9	5
Class D, 6.01% 10/20/28 (f)	108	48
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (l)	410	11
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (l)	622	22
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (l)	125	56
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	238	227
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (l)	564	400
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (l)	2,004	1,458
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (l)	44	42
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (l)	2,359	1,158
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (l)	45	9
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (l)	387	259
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (l)	350	133
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (l)	317	127
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (l)	331	52
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (l)	250	245
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (l)	254	1
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (l)	150	3
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (l)	27	6
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (l)	726	593
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (l)	11	10
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (f)(l)(n)	2,480	223
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)	3,249	650
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (n)	1,844	51
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)	265	17
Series 2006-2 Class AIO, 6% 8/25/11 (n)	132	13
Series 2006-3:
Class A1, 0.2956% 9/25/19 (l)	556	548
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-3:
Class AIO, 7.1% 1/25/12 (n)	$ 212	$ 30
Series 2006-4:
Class A1, 0.2956% 3/25/25 (l)	611	587
Class AIO, 6.35% 2/27/12 (n)	673	88
Class D, 1.3656% 5/25/32 (l)	1,537	37
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	905	150
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	769	123
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (l)	1,132	227
Series 2005-D Class M2, 0.7356% 2/25/36 (l)	538	32
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (l)	386	368
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (l)	11	11
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (f)(l)	449	175
Series 2006-1A Class A, 1.6725% 3/20/11 (f)(l)	933	345
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (l)	272	214
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (l)	135	125
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (l)	185	172
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (l)	221	156
Class M3, 1.5156% 9/25/34 (l)	422	111
Class M4, 1.7156% 9/25/34 (l)	542	78
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (l)	318	47
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (l)	1,624	1,068
Class M3, 0.8256% 1/25/35 (l)	379	197
Class M4, 1.0956% 1/25/35 (l)	1,171	190
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (l)	1,440	26
Class M9, 2.1456% 5/25/35 (l)	469	3
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (f)(l)	2,416	2,188
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (f)	302	236
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (l)	407	10
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (l)	206	191
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (l)	$ 4	$ 2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (l)	1,498	745
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (l)	54	1*
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (l)	46	23
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (l)	29	26
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (f)(l)	857	711
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (l)	1,009	202
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (l)	142	92
Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	374	4
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (l)	67	10
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (l)	109	58
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (f)(l)	1,038	277
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (l)	2,596	2,088
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (l)	947	932
Class B, 0.5728% 1/15/12 (l)	790	743
Class C, 0.8728% 1/15/12 (l)	1,217	998
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	832	709
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (l)	2,667	2,574
Class B, 0.4928% 6/15/12 (l)	242	224
Class C, 0.7728% 6/15/12 (l)	145	102
Series 2007-2 Class A, 0.9228% 10/15/12 (l)	1,632	1,557
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (l)	23	8
Series 2003-6HE Class A1, 0.7356% 11/25/33 (l)	29	11
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (f)(l)	1,689	84
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	631	624
Series 2007-A Class A3, 5.28% 2/13/12	1,003	1,011
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (l)	$ 3,156	$ 3,038
Class C, 0.6228% 10/17/11 (l)	3,622	3,395
Series 2007-1 Class C, 0.6428% 6/15/12 (l)	2,910	2,183
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)	557	569
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	233	240
Class D, 5.54% 12/20/12 (f)	332	300
Class E, 7.05% 5/20/14 (f)	3,929	3,198
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	704	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (l)	478	8
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (f)(l)	6,423	5,657
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	6,931	7,185
Series 2007-A5A Class A5, 1.0228% 10/15/14 (f)(l)	1,020	1,015
Series 2007-C1 Class C1, 0.6728% 5/15/14 (f)(l)	3,966	3,865
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	6	0
Series 2006-2 Class A2, 0.3656% 7/25/36 (l)	421	405
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (f)(l)	1,419	170
TOTAL ASSET-BACKED SECURITIES (Cost $143,062)		137,867
Collateralized Mortgage Obligations - 1.7%

Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (f)(l)	2,182	2,130
Class 2M, 0.64% 2/17/52 (f)(l)	1,485	1,430
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (f)(l)	1,133	736
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (l)	1,123	236
Class C, 5.6986% 4/10/49 (l)	2,997	540
Class D, 5.6986% 4/10/49 (l)	1,500	240
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (l)	$ 66	$ 51
Series 2003-L Class 2A1, 5.2191% 1/25/34 (l)	1,432	1,225
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (l)	1,604	1,351
Series 2004-A Class 2A2, 5.4508% 2/25/34 (l)	217	186
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (l)	120	93
Class 2A2, 4.5749% 3/25/34 (l)	907	771
Series 2004-C Class 1A1, 4.097% 4/25/34 (l)	147	121
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (l)	170	131
Class 2A2, 3.8898% 5/25/34 (l)	1,460	1,234
Series 2004-G Class 2A7, 4.2585% 8/25/34 (l)	1,244	1,060
Series 2004-H Class 2A1, 4.469% 9/25/34 (l)	1,176	969
Series 2005-H:
Class 1A1, 4.6982% 9/25/35 (l)	670	524
Class 2A2, 4.805% 9/25/35 (l)	771	348
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(l)(n)	39,136	2,798
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (l)	2,184	1,694
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (f)(l)(n)	2,763	37
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (l)	1,480	1,285
Series 2007-A2 Class 2A1, 5.0375% 7/25/37 (l)	1,634	1,475
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (l)	1,372	1,354
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.189% 8/25/34 (l)	1,321	1,171
Class A4, 3.4368% 8/25/34 (l)	1,127	994
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,533	215
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (f)(l)	1,372	1,158
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (l)	38	38
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (l)	419	169
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (l)	$ 1,170	$ 82
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (l)	27	15
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (l)	18	12
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (l)	1,751	1,461
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (l)	2,725	978
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (l)	331	303
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (l)	42	21
Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (l)	1,461	1,119
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (f)(l)	2,627	2,090
Class C2, 0.98% 10/18/54 (f)(l)	881	573
Class M2, 0.76% 10/18/54 (f)(l)	1,509	1,034
Series 2007-1A Class C2, 1.06% 10/18/54 (f)(l)	183	158
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (f)(l)	2,144	1,501
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (f)(l)	2,469	1,975
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (l)	117	18
Series 2006-1A Class C2, 0.8725% 12/20/54 (f)(l)	5,059	759
Series 2006-2 Class C1, 0.7425% 12/20/54 (l)	4,271	513
Series 2006-3 Class C2, 0.7725% 12/20/54 (l)	890	107
Series 2006-4:
Class B1, 0.3625% 12/20/54 (l)	3,376	1,182
Class C1, 0.6525% 12/20/54 (l)	2,064	310
Class M1, 0.4425% 12/20/54 (l)	889	160
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (l)	1,688	203
Class 1M1, 0.4225% 12/20/54 (l)	1,120	202
Class 2C1, 0.7025% 12/20/54 (l)	768	92
Class 2M1, 0.5225% 12/20/54 (l)	1,438	259
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (l)	1,992	299
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (l)	$ 341	$ 43
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.3491% 9/25/34 (l)	229	164
Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (l)	561	378
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (l)	328	174
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (f)(l)	683	637
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (l)	185	61
Series 2005-1 Class M4, 1.0156% 4/25/35 (l)	20	2
Series 2005-3 Class A1, 0.5056% 8/25/35 (l)	462	215
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	2,602	2,303
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9501% 8/25/36 (l)	1,633	1,215
Series 2004-A1 Class 2A1, 4.4607% 2/25/34 (l)	893	797
Series 2004-A3 Class 4A1, 4.2916% 7/25/34 (l)	2,197	1,933
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (l)	1,646	1,446
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	617	536
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (f)(l)	346	161
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (l)	43	24
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (l)	1,132	389
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	463	342
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (l)	311	5
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (l)	1,579	698
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (f)(l)	190	107
Class C, 0.4628% 6/15/22 (f)(l)	1,173	493
Class D, 0.4728% 6/15/22 (f)(l)	452	126
Class E, 0.4828% 6/15/22 (f)(l)	722	159
Class F, 0.5128% 6/15/22 (f)(l)	1,196	239
Class G, 0.5828% 6/15/22 (f)(l)	271	43
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class H, 0.6028% 6/15/22 (f)(l)	$ 542	$ 76
Class J, 0.6428% 6/15/22 (f)(l)	633	76
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (l)	596	429
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (l)	828	3
Series 2004-A4 Class A1, 3.3459% 8/25/34 (l)	1,786	1,602
Series 2005-A2 Class A7, 4.4821% 2/25/35 (l)	1,782	1,358
Series 2006-A6 Class A4, 5.364% 10/25/33 (l)	1,261	1,084
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	5,874	5,661
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (l)	2,334	1,565
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (l)	2,252	100
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (l)	1,741	1,372
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (l)	414	310
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (l)	3,847	3,011
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (f)(l)	1,712	873
Class B6, 3.1256% 7/10/35 (f)(l)	2,269	1,055
Series 2004-A:
Class B4, 1.4756% 2/10/36 (f)(l)	602	242
Class B5, 1.9756% 2/10/36 (f)(l)	401	151
Series 2004-B:
Class B4, 1.3756% 2/10/36 (f)(l)	416	133
Class B5, 1.8256% 2/10/36 (f)(l)	307	89
Class B6, 2.2756% 2/10/36 (f)(l)	158	39
Series 2004-C:
Class B4, 1.2256% 9/10/36 (f)(l)	553	182
Class B5, 1.6256% 9/10/36 (f)(l)	614	177
Class B6, 2.0256% 9/10/36 (f)(l)	178	41
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	824	729
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.: - continued
sequential payer:
Series 2004-SL3 Class A1, 7% 8/25/16	$ 76	$ 67
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (l)	192	121
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (f)(l)	337	239
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (f)(l)	4	4
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	194	157
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (l)	37	25
Series 2004-7 Class A3B, 1.535% 7/20/34 (l)	24	14
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (l)	262	4
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (f)(l)	66	31
Series 2003-15A Class 4A, 5.4571% 4/25/33 (l)	611	509
Series 2003-20 Class 1A1, 5.5% 7/25/33	542	466
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (l)	2,597	1,234
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (l)	49	47
Series 2003-AR8 Class A, 4.1135% 8/25/33 (l)	910	815
Series 2005-AR3 Class A2, 4.6405% 3/25/35 (l)	2,470	1,963
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.954% 9/25/34 (l)	427	365
Series 2004-W Class A9, 4.5277% 11/25/34 (l)	2,188	1,569
Series 2005-AR12 Class 2A6, 4.046% 7/25/35 (l)	3,200	2,771
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	2,165	1,876
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (l)	1,845	1,539
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (l)	22,415	18,237
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $113,988)		106,291
Commercial Mortgage Securities - 8.0%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (l)	$ 1,605	$ 1,451
Class A2, 6.9094% 2/14/43 (l)	1,009	1,096
Class A3, 6.9594% 2/14/43 (l)	1,089	1,179
Class PS1, 1.556% 2/14/43 (l)(n)	5,243	184
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (l)	1,602	1,580
Series 2006-3 Class A4, 5.889% 7/10/44 (l)	8,540	7,045
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	243	247
Series 2006-5:
Class A1, 5.185% 9/10/47	61	62
Class A2, 5.317% 9/10/47	5,295	5,300
Class A3, 5.39% 9/10/47	1,913	1,835
Series 2006-6 Class A3, 5.369% 12/10/16	2,744	2,333
Series 2007-2 Class A1, 5.421% 4/10/49	173	176
Series 2007-4 Class A3, 5.8115% 2/10/51 (l)	1,368	1,273
Series 2006-6 Class E, 5.619% 10/10/45 (f)	793	102
Series 2007-3:
Class A3, 5.6581% 6/10/49 (l)	2,291	1,932
Class A4, 5.6581% 6/10/49 (l)	2,860	2,191
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	335	341
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	2,581
Series 2004-2:
Class A2, 3.52% 11/10/38	11	11
Class A3, 4.05% 11/10/38	1,856	1,856
Class A4, 4.153% 11/10/38	1,740	1,696
Series 2004-4 Class A3, 4.128% 7/10/42	576	578
Series 2005-1 Class A3, 4.877% 11/10/42	4,728	4,722
Series 2006-1 Class A1, 5.219% 9/10/45 (l)	584	592
Series 2001-3 Class H, 6.562% 4/11/37 (f)	767	732
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	343	226
Class K, 6.15% 5/11/35 (f)	638	490
Series 2002-2 Class XP, 2.0377% 7/11/43 (f)(l)(n)	866	5
Series 2003-2 Class XP, 0.4553% 3/11/41 (f)(l)(n)	11,981	39
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	4,262	4,082
Series 2005-6 Class A3, 5.1791% 9/10/47 (l)	2,470	2,384
Series 2007-1 Class B, 5.543% 1/15/49	826	176
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5828% 3/15/22 (f)(l)	$ 589	$ 342
Class D, 0.6328% 3/15/22 (f)(l)	597	328
Class E, 0.6728% 3/15/22 (f)(l)	493	256
Class F, 0.7428% 3/15/22 (f)(l)	489	244
Class G, 0.8028% 3/15/22 (f)(l)	317	142
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (f)(l)	882	591
Class D, 0.4828% 10/15/19 (f)(l)	1,077	646
Class E, 0.5128% 10/15/19 (f)(l)	998	549
Class F, 0.5828% 10/15/19 (f)(l)	2,362	1,181
Class G, 0.6028% 10/15/19 (f)(l)	951	428
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (f)(l)	77	38
Series 2004-1:
Class A, 0.6256% 4/25/34 (f)(l)	1,231	874
Class B, 2.1656% 4/25/34 (f)(l)	138	55
Class M1, 0.8256% 4/25/34 (f)(l)	111	65
Class M2, 1.4656% 4/25/34 (f)(l)	102	51
Series 2004-2:
Class A, 0.6956% 8/25/34 (f)(l)	949	665
Class M1, 0.8456% 8/25/34 (f)(l)	172	86
Series 2004-3:
Class A1, 0.6356% 1/25/35 (f)(l)	2,038	1,325
Class A2, 0.6856% 1/25/35 (f)(l)	293	182
Class M1, 0.7656% 1/25/35 (f)(l)	352	179
Class M2, 1.2656% 1/25/35 (f)(l)	177	78
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (f)(l)	1,623	1,060
Class M1, 0.6956% 8/25/35 (f)(l)	86	35
Class M2, 0.7456% 8/25/35 (f)(l)	141	53
Class M3, 0.7656% 8/25/35 (f)(l)	78	27
Class M4, 0.8756% 8/25/35 (f)(l)	72	23
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (f)(l)	636	429
Class A2, 0.6656% 11/25/35 (f)(l)	595	357
Class M1, 0.7056% 11/25/35 (f)(l)	128	53
Class M2, 0.7556% 11/25/35 (f)(l)	96	37
Class M3, 0.7756% 11/25/35 (f)(l)	85	31
Class M4, 0.8656% 11/25/35 (f)(l)	107	37
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (f)(l)	$ 1,485	$ 891
Class B1, 1.6656% 1/25/36 (f)(l)	129	35
Class M1, 0.7156% 1/25/36 (f)(l)	479	225
Class M2, 0.7356% 1/25/36 (f)(l)	144	63
Class M3, 0.7656% 1/25/36 (f)(l)	210	86
Class M4, 0.8756% 1/25/36 (f)(l)	116	43
Class M5, 0.9156% 1/25/36 (f)(l)	116	38
Class M6, 0.9656% 1/25/36 (f)(l)	124	36
Series 2006-1:
Class A2, 0.6256% 4/25/36 (f)(l)	224	128
Class M1, 0.6456% 4/25/36 (f)(l)	136	55
Class M2, 0.6656% 4/25/36 (f)(l)	143	55
Class M3, 0.6856% 4/25/36 (f)(l)	123	45
Class M4, 0.7856% 4/25/36 (f)(l)	70	24
Class M5, 0.8256% 4/25/36 (f)(l)	68	22
Class M6, 0.9056% 4/25/36 (f)(l)	135	42
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (f)(l)	3,934	2,641
Class A2, 0.5456% 7/25/36 (f)(l)	203	118
Class B1, 1.1356% 7/25/36 (f)(l)	129	37
Class B3, 2.9656% 7/25/36 (f)(l)	115	29
Class M1, 0.5756% 7/25/36 (f)(l)	213	86
Class M2, 0.5956% 7/25/36 (f)(l)	150	57
Class M3, 0.6156% 7/25/36 (f)(l)	124	45
Class M4, 0.6856% 7/25/36 (f)(l)	143	49
Class M5, 0.7356% 7/25/36 (f)(l)	103	34
Class M6, 0.8056% 7/25/36 (f)(l)	154	48
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (f)(l)	133	20
Class B2, 1.6156% 10/25/36 (f)(l)	163	20
Class B3, 2.8656% 10/25/36 (f)(l)	156	20
Class M4, 0.6956% 10/25/36 (f)(l)	147	34
Class M5, 0.7456% 10/25/36 (f)(l)	176	35
Class M6, 0.8256% 10/25/36 (f)(l)	345	62
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (f)(l)	730	490
Class A2, 0.5356% 12/25/36 (f)(l)	3,704	1,722
Class B1, 0.9656% 12/25/36 (f)(l)	184	40
Class B2, 1.5156% 12/25/36 (f)(l)	188	37
Class B3, 2.7156% 12/25/36 (f)(l)	197	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M1, 0.5556% 12/25/36 (f)(l)	$ 237	$ 80
Class M2, 0.5756% 12/25/36 (f)(l)	159	50
Class M3, 0.6056% 12/25/36 (f)(l)	161	47
Class M4, 0.6656% 12/25/36 (f)(l)	192	54
Class M5, 0.7056% 12/25/36 (f)(l)	176	46
Class M6, 0.7856% 12/25/36 (f)(l)	159	38
Series 2007-1:
Class A2, 0.5356% 3/25/37 (f)(l)	796	390
Class B1, 0.9356% 3/25/37 (f)(l)	253	45
Class B2, 1.4156% 3/25/37 (f)(l)	183	27
Class B3, 3.6156% 3/25/37 (f)(l)	502	60
Class M1, 0.5356% 3/25/37 (f)(l)	223	85
Class M2, 0.5556% 3/25/37 (f)(l)	167	53
Class M3, 0.5856% 3/25/37 (f)(l)	221	66
Class M4, 0.6356% 3/25/37 (f)(l)	180	48
Class M5, 0.6856% 3/25/37 (f)(l)	187	45
Class M6, 0.7656% 3/25/37 (f)(l)	260	56
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (f)(l)	1,939	1,125
Class A2, 0.5856% 7/25/37 (f)(l)	1,816	853
Class B1, 1.8656% 7/25/37 (f)(l)	544	79
Class B2, 2.5156% 7/25/37 (f)(l)	474	64
Class B3, 3.6156% 7/25/37 (f)(l)	532	69
Class M1, 0.6356% 7/25/37 (f)(l)	619	217
Class M2, 0.6756% 7/25/37 (f)(l)	322	97
Class M3, 0.7556% 7/25/37 (f)(l)	326	82
Class M4, 0.9156% 7/25/37 (f)(l)	678	136
Class M5, 1.0156% 7/25/37 (f)(l)	599	108
Class M6, 1.2656% 7/25/37 (f)(l)	761	114
Series 2007-3:
Class A2, 0.5556% 7/25/37 (f)(l)	792	391
Class B1, 1.2156% 7/25/37 (f)(l)	478	95
Class B2, 1.8656% 7/25/37 (f)(l)	1,228	209
Class B3, 4.2656% 7/25/37 (f)(l)	637	94
Class M1, 0.5756% 7/25/37 (f)(l)	420	158
Class M2, 0.6056% 7/25/37 (f)(l)	448	156
Class M3, 0.6356% 7/25/37 (f)(l)	722	236
Class M4, 0.7656% 7/25/37 (f)(l)	1,137	331
Class M5, 0.8656% 7/25/37 (f)(l)	576	141
Class M6, 1.0656% 7/25/37 (f)(l)	437	101
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (f)(l)	$ 257	$ 33
Class B2, 3.7156% 9/25/37 (f)(l)	930	112
Class M1, 1.2156% 9/25/37 (f)(l)	247	62
Class M2, 1.3156% 9/25/37 (f)(l)	247	52
Class M4, 1.8656% 9/25/37 (f)(l)	630	107
Class M5, 2.0156% 9/25/37 (f)(l)	630	95
Class M6, 2.2156% 9/25/37 (f)(l)	631	85
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(n)	3,915	61
Series 2007-5A Class IO, 1.5496% 10/25/37 (f)(n)	8,446	726
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (f)(l)	639	307
Class H, 0.9228% 3/15/19 (f)(l)	429	185
Class J, 1.1228% 3/15/19 (f)(l)	323	123
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (f)(l)	489	244
Class E, 0.5728% 3/15/22 (f)(l)	2,544	1,179
Class F, 0.6228% 3/15/22 (f)(l)	1,561	668
Class G, 0.6728% 3/15/22 (f)(l)	401	157
Class H, 0.8228% 3/15/22 (f)(l)	489	176
Class J, 0.9728% 3/15/22 (f)(l)	489	137
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	778	798
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,702	1,714
Series 2005-PWR9 Class A2, 4.735% 9/11/42	8,685	8,696
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,773	1,580
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	202	205
Series 2007 PW17 Class A4, 5.694% 6/11/50	14,079	12,443
Series 2007-PW16 Class A4, 5.7167% 6/11/40 (l)	803	689
Series 2007-PW17 Class A1, 5.282% 6/11/50	757	763
Series 2007-PW18 Class A2, 5.613% 6/11/50	11,400	11,301
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)	471	474
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (f)(l)(n)	12,856	105
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,842	4,584
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (f)(l)(n)	19,965	410
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A1, 5.415% 4/12/38 (l)	$ 231	$ 234
Class A4, 5.4634% 4/12/38 (l)	172	163
Series 2007-PW15 Class A1, 5.016% 2/11/44	379	381
Series 2007-PW16:
Class B, 5.713% 6/11/40 (f)	220	64
Class C, 5.713% 6/11/40 (f)	183	46
Class D, 5.713% 6/11/40 (f)	183	44
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (f)(l)(n)	136,744	1,840
Series 2007-T28 Class X2, 0.1821% 9/11/42 (f)(l)(n)	68,708	458
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (f)(l)	823	426
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,612	1,576
Class XCL, 2.3511% 5/15/35 (f)(l)(n)	22,160	821
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	550	548
Class F, 7.734% 1/15/32	298	296
Series 2000-3 Class G 6.887% 10/15/32 (f)	5,748	3,647
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(l)	1,395	1,455
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (f)(l)	490	147
Class G, 0.6028% 11/15/36 (f)(l)	408	114
Class H, 0.6428% 11/15/36 (f)(l)	327	82
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	2,332	816
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	463	474
Class A2, 5.6994% 12/10/49 (l)	1,370	1,370
Class A4, 5.6994% 12/10/49 (l)	3,103	2,697
Series 2007-FL3A Class A2, 0.4128% 4/15/22 (f)(l)	4,955	2,973
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (l)	572	511
Series 2007-CD4:
Class A1, 4.977% 12/11/49	372	376
Class A2A, 5.237% 12/11/49	1,221	1,213
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,240
Class C, 5.476% 12/11/49	2,583	194
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48	$ 173	$ 173
Series 2007-C2 Class A1, 5.064% 4/15/47 (l)	198	201
Series 2007-C3 Class A3, 5.8202% 5/15/46 (l)	1,372	1,252
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	700
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (f)(l)	3,073	1,813
Class C, 0.5428% 4/15/17 (f)(l)	1,104	640
Class D, 0.5828% 4/15/17 (f)(l)	753	395
Class E, 0.6428% 4/15/17 (f)(l)	240	115
Class F, 0.6828% 4/15/17 (f)(l)	136	61
Class G, 0.8228% 4/15/17 (f)(l)	136	57
Class H, 0.8928% 4/15/17 (f)(l)	136	56
Class J, 1.1228% 4/15/17 (f)(l)	104	42
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (f)(l)	2,165	1,050
Class D, 0.6128% 11/15/17 (f)(l)	113	60
Class E, 0.6628% 11/15/17 (f)(l)	399	202
Class F, 0.7228% 11/15/17 (f)(l)	305	147
Class G, 0.7728% 11/15/17 (f)(l)	211	97
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (f)(l)	1,955	987
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	129	130
Series 2006-C8:
Class A1, 5.11% 12/10/46	60	60
Class A3, 5.31% 12/10/46	3,910	3,527
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,319	2,244
Series 2007-C9 Class A4, 5.8162% 12/10/49 (l)	3,036	2,669
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (f)(l)(n)	2,439	27
Series 2006-C8:
Class B, 5.44% 12/10/46	2,376	683
Class XP, 0.4956% 12/10/46 (l)(n)	13,427	205
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (l)	472	474
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	447	454
Class AJ, 5.373% 12/15/39	2,778	1,046
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.269% 1/15/49	$ 123	$ 125
Class A3, 5.542% 1/15/49 (l)	2,744	1,997
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)	252	257
Class A4, 5.7229% 6/15/39 (l)	825	604
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	7,570
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (l)(n)	8,533	181
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	1,242	914
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (f)(l)	4,895	1,224
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,372	1,382
Series 2002-CP5 Class A1, 4.106% 12/15/35	101	102
Series 2004-C1:
Class A3, 4.321% 1/15/37	463	468
Class A4, 4.75% 1/15/37	639	623
Series 1998-C1 Class D, 7.17% 5/17/40	1,436	1,483
Series 1999-C1 Class E, 8.1143% 9/15/41 (l)	1,418	1,413
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (l)(n)	3,986	64
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (f)(l)(n)	12,794	381
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (f)(l)(n)	7,676	34
Series 2004-C1 Class ASP, 0.953% 1/15/37 (f)(l)(n)	74,214	992
Series 2006-C1 Class A3, 5.5509% 2/15/39 (l)	7,244	7,072
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4228% 2/15/22 (f)(l)	519	234
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (f)(l)	1,479	562
0.5428% 2/15/22 (f)(l)	528	158
Class F, 0.5928% 2/15/22 (f)(l)	1,056	285
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	146	148
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (l)(n)	26,883	385
Class B, 5.487% 2/15/40 (f)(l)	2,097	304
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	$ 489	$ 441
Class G, 6.936% 3/15/33 (f)	903	762
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	4,934
Series 2001-1 Class X1, 1.0483% 5/15/33 (f)(l)(n)	14,187	199
Series 2004-C1 Class X2, 1.3053% 11/10/38 (f)(l)(n)	7,350	99
Series 2005-C1 Class B, 4.846% 6/10/48 (l)	392	126
Series 2007-C1 Class XP, 0.2088% 12/10/49 (l)(n)	26,983	193
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8723% 12/10/38 (f)(l)(n)	8,430	62
Series 2004-C3 Class X2, 0.6224% 12/10/41 (l)(n)	5,617	68
Series 2005-C1 Class X2, 0.6559% 5/10/43 (l)(n)	7,478	93
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (f)(l)	516	238
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	876	883
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,358	1,381
Class A2, 5.597% 12/10/49	2,744	2,639
Series 2007-GG9:
Class A1, 5.233% 3/10/39	342	348
Class A4, 5.444% 3/10/39	3,989	3,404
Series 2003-C1 Class XP, 2.2423% 7/5/35 (f)(l)(n)	4,449	67
Series 2003-C2 Class XP, 1.1772% 1/5/36 (f)(l)(n)	10,134	88
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (f)(l)(n)	27,415	461
Series 2006-GG7:
Class A3, 5.9166% 7/10/38 (l)	3,617	3,437
Class A4, 5.9166% 7/10/38 (l)	10,620	9,274
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(n)	34,576	373
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (f)(l)	69	51
Class D, 0.5556% 6/6/20 (f)(l)	327	173
Class E, 0.6456% 6/6/20 (f)(l)	379	193
Class F, 0.7156% 6/6/20 (f)(l)	662	305
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (f)(l)	1,304	991
Class D, 0.6456% 3/6/20 (f)(l)	8,605	6,454
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class F, 0.7556% 3/6/20 (f)(l)	$ 107	$ 78
Class G, 0.7956% 3/6/20 (f)(l)	54	39
Class H, 0.9256% 3/6/20 (f)(l)	600	414
Class J, 1.1256% 3/6/20 (f)(l)	860	576
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	425	423
Series 2001-LIBA Class C, 6.733% 2/14/16 (f)	678	728
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (f)(l)(n)	31,039	483
Series 2006-GG6 Class A2, 5.506% 4/10/38 (l)	8,045	8,082
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	2,058	2,044
Class A4, 5.56% 11/10/39 (l)	10,543	9,258
Series 2007-GG10:
Class A1, 5.69% 8/10/45	191	195
Class A2, 5.778% 8/10/45	654	652
Class A4, 5.8051% 8/10/45 (l)	417	326
Series 2007-GG10 Class B, 5.8051% 8/10/45 (l)	1,715	371
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1524% 1/15/38 (f)(l)(n)	2,259	25
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (f)(l)(n)	2,355	31
Series 2006-LDP7 Class A4, 5.875% 4/15/45 (l)	9,200	8,039
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4428% 11/15/18 (f)(l)	1,148	609
Class C, 0.4828% 11/15/18 (f)(l)	815	417
Class D, 0.5028% 11/15/18 (f)(l)	257	112
Class E, 0.5528% 11/15/18 (f)(l)	370	160
Class F, 0.6028% 11/15/18 (f)(l)	556	234
Class G, 0.6328% 11/15/18 (f)(l)	484	207
Class H, 0.7728% 11/15/18 (f)(l)	370	131
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (l)	4,080	3,681
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)	2,066	1,911
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,102	991
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	726
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (l)	652	618
Series 2007-CB19 Class A4, 5.7476% 2/12/49 (l)	4,812	3,985
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	5,612
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (l)	$ 3,852	$ 3,846
Class A4, 5.7978% 6/15/49 (l)	2,036	1,722
Series 2007-LDP10 Class A1, 5.122% 1/15/49	136	138
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,776	3,170
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (l)	1,235	272
Series 2005-CB13 Class E, 5.3498% 1/12/43 (f)(l)	694	118
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	370
Series 2007-CB19:
Class B, 5.7442% 2/12/49	117	34
Class C, 5.7462% 2/12/49	307	77
Class D, 5.7462% 2/12/49	322	77
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	262	62
Class CS, 5.466% 1/15/49 (l)	113	25
Class ES, 5.5454% 1/15/49 (f)(l)	709	87
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	566	561
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	1,485	1,525
Series 2007-C3:
Class F, 5.9498% 7/15/44 (l)	272	28
Class G, 6.1497% 7/15/44 (f)(l)	481	45
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	263	275
Series 2001-C3 Class A1, 6.058% 6/15/20	97	100
Series 2006-C1:
Class A2, 5.084% 2/15/31	658	657
Class A4, 5.156% 2/15/31	521	469
Series 2006-C3 Class A1, 5.478% 3/15/39	117	119
Series 2006-C6:
Class A1, 5.23% 9/15/39	200	203
Class A2, 5.262% 9/15/39 (l)	2,394	2,405
Series 2006-C7:
Class A1, 5.279% 11/15/38	146	148
Class A2, 5.3% 11/15/38	1,509	1,504
Class A3, 5.347% 11/15/38	1,022	901
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	$ 191	195
Class A4, 5.424% 2/15/40	6,714	5,096
Series 2007-C2:
Class A1, 5.226% 2/15/40	179	182
Class A3, 5.43% 2/15/40	661	507
Series 2000-C5 Class E, 7.29% 12/15/32	96	95
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,752
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,415
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (f)(l)(n)	5,757	42
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (f)(l)(n)	14,791	216
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	329	330
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (l)(n)	4,625	81
Series 2006-C3 Class A3 5.689% 3/15/32	620	596
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (l)(n)	8,504	162
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)	3,018	643
Class D, 5.563% 2/15/40 (l)	549	107
Class E, 5.582% 2/15/40 (l)	274	51
Class XCP, 0.4737% 2/15/40 (l)(n)	3,348	48
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,714	1,364
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,486	3,690
Class XCP, 0.3054% 9/15/45 (l)(n)	112,874	1,327
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	392	391
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	2,077	1,682
Class C, 4.13% 11/20/37 (f)	5,919	4,025
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (f)(l)	440	176
Class E, 0.5628% 9/15/21 (f)(l)	1,586	476
Class F, 0.6128% 9/15/21 (f)(l)	906	249
Class G, 0.6328% 9/15/21 (f)(l)	1,791	448
Class H, 0.6728% 9/15/21 (f)(l)	462	104
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,658
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	$ 218	$ 219
Series 2005-CIP1 Class A2, 4.96% 7/12/38	4,410	4,461
Series 2007-C1 Class A1, 4.533% 6/12/50	1,065	1,072
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (l)	2,253	2,256
Series 2005-LC1 Class F, 5.3781% 1/12/44 (f)(l)	1,194	251
Series 2006-C1 Class A2, 5.6114% 5/12/39 (l)	1,935	1,952
Series 2007-C1 Class A4, 5.8286% 6/12/50 (l)	5,194	4,013
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	2,259
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (l)	639	527
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,460	1,371
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	1,179	1,059
Series 2007-5:
Class A1, 4.275% 8/12/48	103	103
Class A3, 5.364% 8/12/48	535	452
Class A4, 5.378% 8/12/48	55	40
Class B, 5.479% 2/12/17	4,116	853
Series 2007-6 Class A1, 5.175% 3/12/51	120	122
Series 2007-7 Class A4, 5.7487% 6/12/50 (l)	4,802	3,487
Series 2007-8 Class A1, 4.622% 8/12/49	362	365
Series 2006-2 Class A4, 5.9092% 6/12/46 (l)	833	792
Series 2006-4 Class XP, 0.6228% 12/12/49 (l)(n)	28,866	617
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,372	307
Series 2007-7 Class B, 5.75% 6/12/50	1,765	402
Series 2007-8 Class A3, 5.957% 8/12/49 (l)	1,183	904
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (f)(l)	23	21
Class H, 0.663% 8/15/19 (f)(l)	109	84
Class J, 0.733% 8/15/19 (f)(l)	82	59
Series 2006-XLF:
Class C, 1.473% 7/15/19 (f)(l)	653	65
Class F, 0.593% 7/15/19 (f)(l)	1,321	1,057
Class G, 0.633% 7/15/19 (f)(l)	750	390
Series 2007-XCLA Class A1, 0.473% 7/17/17 (f)(l)	2,155	1,185
Series 2007-XLCA Class B, 0.7728% 7/17/17 (f)(l)	1,792	90
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (f)(l)	$ 788	$ 252
Class D, 0.463% 10/15/20 (f)(l)	529	132
Class E, 0.523% 10/15/20 (f)(l)	662	132
Class F, 0.573% 10/15/20 (f)(l)	397	72
Class G, 0.613% 10/15/20 (f)(l)	491	108
Class H, 0.703% 10/15/20 (f)(l)	309	31
Class J, 0.853% 10/15/20 (f)(l)	353	28
Class MHRO, 0.963% 10/15/20 (f)(l)	424	47
Class MJPM, 1.273% 10/15/20 (f)(l)	167	15
Class MSTR, 0.973% 10/15/20 (f)(l)	300	42
Class NHRO, 1.163% 10/15/20 (f)(l)	641	58
Class NSTR, 1.123% 10/15/20 (f)(l)	276	30
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (f)(l)(n)	4,662	69
Series 2004-HQ3 Class A2, 4.05% 1/13/41	387	391
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	1,998
Series 2006-HQ10 Class A4, 5.328% 11/12/41	4,496	4,019
Series 2006-HQ8 Class A1, 5.124% 3/12/44	23	23
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	326	331
Class A31, 5.439% 2/12/44 (l)	10,884	10,114
Series 2007-IQ13 Class A1, 5.05% 3/15/44	330	334
Series 2007-IQ14 Class A1, 5.38% 4/15/49	306	312
Series 2007-IQ15 Class A4, 5.8806% 6/11/49 (l)	6,250	4,954
Series 2007-IQ16 Class A4, 5.809% 12/12/49	13,930	11,936
Series 2007-T25:
Class A1, 5.391% 11/12/49	185	188
Class A2, 5.507% 11/12/49	1,349	1,307
Series 2007-T27 Class A4, 5.804% 6/11/42	5,025	4,626
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (f)(l)(n)	9,930	115
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (f)(l)(n)	16,777	372
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (f)(l)(n)	6,588	89
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (l)	2,128	2,066
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)	2,036	649
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (l)	2,277	2,177
Class A4, 5.7705% 10/15/42 (l)	412	352
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ12 Class B, 5.468% 12/15/43	$ 1,372	$ 403
Series 2006-T23 Class A3, 5.8075% 8/12/41 (l)	700	656
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)	2,488	685
Series 2007-HQ12:
Class A4, 5.6318% 4/12/49 (l)	7,259	5,663
Series A1, 5.519% 4/12/49 (l)	522	532
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	2,058	1,602
Class AAB, 5.654% 4/15/49	3,010	2,733
Class B, 5.914% 4/15/49	337	93
Series 2007-T25 Class A3, 5.514% 11/12/49	33,625	30,383
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (f)(l)	2,423	121
Class D, 0.9728% 7/17/17 (f)(l)	1,140	57
Class E, 1.0728% 7/17/17 (f)(l)	927	46
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	38	40
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (f)	131	130
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (f)(l)	66	60
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	208	221
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	1,166	1,233
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (f)(l)	1,013	608
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (f)(l)	1,377	413
Class F, 0.6281% 8/11/18 (f)(l)	1,490	298
Class G, 0.6481% 8/11/18 (f)(l)	1,411	212
Class J, 0.8881% 8/11/18 (f)(l)	314	31
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (f)(l)	105	21
Class AP2, 1.0728% 6/15/20 (f)(l)	175	26
Class F, 0.7528% 6/15/20 (f)(l)	3,396	679
Class LXR1, 0.9728% 6/15/20 (f)(l)	169	34
Class LXR2, 1.0728% 6/15/20 (f)(l)	2,315	231
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	$ 450	$ 457
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	2,938	2,979
Series 2006-C27 Class A2, 5.624% 7/15/45	1,226	1,226
Series 2006-C29:
Class A1, 5.11% 11/15/48	630	640
Class A3, 5.313% 11/15/48	3,644	3,339
Series 2007-C30:
Class A1, 5.031% 12/15/43	195	197
Class A3, 5.246% 12/15/43	1,178	1,136
Class A4, 5.305% 12/15/43	403	322
Class A5, 5.342% 12/15/43	1,468	1,040
Series 2007-C31:
Class A1, 5.14% 4/15/47	70	71
Class A4, 5.509% 4/15/47	3,101	2,343
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (l)	1,646	1,614
Class A3, 5.9289% 6/15/49 (l)	19,610	15,299
Series 2003-C6 Class G, 5.125% 8/15/35 (f)	652	333
Series 2003-C8 Class XP, 0.3689% 11/15/35 (f)(l)(n)	3,691	17
Series 2003-C9 Class XP, 0.4822% 12/15/35 (f)(l)(n)	3,724	22
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (f)(l)	1,055	971
Class 180B, 5.3979% 10/15/41 (f)(l)	480	446
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	549
Series 2005-C22:
Class B, 5.3549% 12/15/44 (l)	3,042	913
Class F, 5.3549% 12/15/44 (f)(l)	2,288	297
Series 2006-C29 Class E, 5.516% 11/15/48 (l)	1,372	172
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	4,116	453
Class D, 5.513% 12/15/43 (l)	2,195	220
Class XP, 0.4317% 12/15/43 (f)(l)(n)	16,872	255
Series 2007-C31 Class C, 5.693% 4/15/47 (l)	5,657	707
Series 2007-C31A Class A2, 5.421% 4/15/47	1,580	1,537
Series 2007-C32:
Class D, 5.7405% 6/15/49 (l)	1,031	113
Class E, 5.7405% 6/15/49 (l)	1,625	171
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (l)	$ 908	$ 702
Series 2007-C33 Class B, 5.9023% 2/15/51 (l)	2,307	358
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $470,360)		494,698
Municipal Securities - 0.8%

California Gen. Oblig.:
7.5% 4/1/34	20,125	21,370
7.55% 4/1/39	24,527	26,297
TOTAL MUNICIPAL SECURITIES (Cost $45,135)		47,667
Foreign Government and Government Agency Obligations - 0.1%

Ontario Province 4.1% 6/16/14 (Cost $7,985)	7,970	8,369
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	516	526
Fixed-Income Funds - 18.9%
	Shares
Fidelity Corporate Bond 1-5 Year Central Fund (m)	1,323,107	135,341
Fidelity Mortgage Backed Securities Central Fund (m)	8,807,786	897,601
Fidelity Specialized High Income Central Fund (m)	1,563,591	139,519
TOTAL FIXED-INCOME FUNDS (Cost $1,167,887)		1,172,461
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (l) (Cost $4,291)	$ 4,291	3,968
Cash Equivalents - 3.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 23,424	$ 23,424
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (b)	171,401	171,400
TOTAL CASH EQUIVALENTS (Cost $194,824)		194,824
TOTAL INVESTMENT PORTFOLIO - 110.8% (Cost $6,786,891)		6,877,999
NET OTHER ASSETS - (10.8)%		(670,488)
NET ASSETS - 100%		$ 6,207,511
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (j)	Oct. 2034	$ 878	(659)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)	Sept. 2034	868	(821)
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	13,600	197
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%

	Sept. 2013	$ 10,650	$ 661
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,116,000) (k)	Sept. 2037	9,045	(8,819)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $5,250,000) (k)	Sept. 2037	24,580	(23,965)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,302,000) (k)	Sept. 2037	5,506	(5,368)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $4,231,000) (k)	Sept. 2037	18,386	(17,926)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,754,000) (k)	Sept. 2037	10,029	(9,778)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,716,000) (k)

	Sept. 2037	$ 16,419	$ (16,009)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (j)	August 2034	682	(499)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (j)	Oct. 2034	815	(582)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (j)	April 2032	262	(144)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (j)	March 2034	38	(5)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (j)	Feb. 2034	4	(3)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (j)

	Sept. 2010	$ 11,200	$ (129)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (j)	March 2013	13,500	(2,603)
TOTAL CREDIT DEFAULT SWAPS		136,462	(86,452)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9475% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	150,000	620
Receive semi-annually a fixed rate equal to 2.333% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	60,000	760
TOTAL INTEREST RATE SWAPS		210,000	1,380
		$ 346,462	$ (85,072)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $485,835,000 or 7.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.

(i) Security or a portion of the security has been segregated as collateral for swap agreements. At the period end, the value of securities pledged amounted to $116,791,000 of which $26,964,000 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

(j) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$23,424,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 4,028
Banc of America Securities LLC	2,005
Bank of America, NA	5,014
Deutsche Bank Securities, Inc.	2,206
ING Financial Markets LLC	645
J.P. Morgan Securities, Inc.	4,011
Mizuho Securities USA, Inc.	2,005
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Morgan Stanley & Co., Inc.	$ 1,003
Societe Generale, New York Branch	2,507
$ 23,424
$171,400,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 171,400
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,933
Fidelity Commercial Mortgage-Backed Securities Central Fund	24,415
Fidelity Corporate Bond 1-5 Year Central Fund	13,144
Fidelity Mortgage Backed Securities Central Fund	74,046
Fidelity Specialized High Income Central Fund	13,299
Fidelity Ultra-Short Central Fund	5,849
Total	$ 135,686
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 273,953	$ 4,002	$ 253,325*	$ -	0.0%
Fidelity Commercial Mortgage-Backed Securities Central Fund	804,720	20,444	674,829*	-	0.0%
Fidelity Corporate Bond 1-5 Year Central Fund	454,435	8,948	314,864*	135,341	40.8%
Fidelity Mortgage Backed Securities Central Fund	1,998,004	56,270	1,212,669*	897,601	11.6%
Fidelity Specialized High Income Central Fund	195,170	38,592	80,902*	139,519	34.1%
Fidelity Ultra-Short Central Fund	806,565	-	678,425*	-	0.0%
Total	$ 4,532,847	$ 128,256	$ 3,215,014	$ 1,172,461
*Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 137,867	$ -	$ 118,482	$ 19,385
Cash Equivalents	194,824	-	194,824	-
Collateralized Mortgage Obligations	106,291	-	97,452	8,839
Commercial Mortgage Securities	494,698	-	444,739	49,959
Corporate Bonds	1,862,229	-	1,862,229	-
Fixed-Income Funds	1,172,461	1,172,461	-	-
Foreign Government and Government Agency Obligations	8,369	-	8,369	-
Municipal Securities	47,667	-	47,667	-
Preferred Securities	3,968	-	3,968	-
Supranational Obligations	526	-	526	-
U.S. Government Agency - Mortgage Securities	1,346,827	-	1,346,827	-
U.S. Government and Government Agency Obligations	1,502,272	-	1,502,272	-
Total Investments in Securities:	$ 6,877,999	$ 1,172,461	$ 5,627,355	$ 78,183
Derivative Instruments:
Assets
Swap Agreements	$ 2,238	$ -	$ 2,238	$ -
Total Assets	$ 2,238	$ -	$ 2,238	$ -
Liabilities
Swap Agreements	$ (87,310)	$ -	$ (85,677)	$ (1,633)
Total Liabilities	$ (87,310)	$ -	$ (85,677)	$ (1,633)
Total Derivative Instruments:	$ (85,072)	$ -	$ (83,439)	$ (1,633)
Other Financial Instruments
Forward commitments	$ (3,255)	$ -	$ (3,255)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities: Asset-Backed Securities
Beginning Balance	$ 500
Total Realized Gain (Loss)	(4,217)
Total Unrealized Gain (Loss)	7,546
Cost of Purchases	32,120
Proceeds of Sales	(12,592)
Amortization/Accretion	(7,857)
Transfers in/out of Level 3	3,885
Ending Balance	$ 19,385
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (266)
Collateralized Mortgage Obligations
Beginning Balance	$ 214
Total Realized Gain (Loss)	(2,065)
Total Unrealized Gain (Loss)	5,413
Cost of Purchases	8,595
Proceeds of Sales	(4,849)
Amortization/Accretion	(4,719)
Transfers in/out of Level 3	6,250
Ending Balance	$ 8,839
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ 2,284
Commercial Mortgage Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(4,817)
Total Unrealized Gain (Loss)	(7,237)
Cost of Purchases	64,066
Proceeds of Sales	(24,538)
Amortization/Accretion	857
Transfers in/out of Level 3	21,628
Ending Balance	$ 49,959
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (7,237)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (38,155)
Total Unrealized Gain (loss)	36,477
Transfers in/out of Level 3	45
Ending Balance	$ (1,633)
Realized gain (loss) on Swap Agreements for the period	$ (39,699)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ 430

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received or delivered through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 858	$ (87,310)
Interest Rate Risk
Swap Agreements (a)	1,380	-
Total Value of Derivatives	$ 2,238	$ (87,310)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $306,346,000 of which $1,926,000, $1,000, $107,986,000, $17,287,000 and $179,146,000 will expire on August 31, 2010, 2013, 2014, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $393,883,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $167,291 and repurchase agreements of $194,824) - See accompanying schedule: Unaffiliated issuers (cost $5,619,004)	$ 5,705,538
Fidelity Central Funds (cost $1,167,887)	1,172,461
Total Investments (cost $6,786,891)		$ 6,877,999
Commitment to sell securities on a delayed delivery basis	(504,015)
Receivable for securities sold on a delayed delivery basis	500,760	(3,255)
Receivable for investments sold, regular delivery		113,247
Receivable for swap agreements		17
Receivable for fund shares sold		11,575
Interest receivable		47,502
Distributions receivable from Fidelity Central Funds		5,017
Unrealized appreciation on swap agreements		2,238
Other receivables		92
Total assets		7,054,432

Liabilities
Payable for investments purchased Regular delivery	$ 74,579
Delayed delivery	502,745
Payable for swap agreements	1,164
Payable for fund shares redeemed	4,952
Distributions payable	1,449
Unrealized depreciation on swap agreements	87,310
Accrued management fee	1,615
Distribution fees payable	69
Other affiliated payables	688
Other payables and accrued expenses	950
Collateral on securities loaned, at value	171,400
Total liabilities		846,921

Net Assets		$ 6,207,511
Net Assets consist of:
Paid in capital		$ 7,009,801
Undistributed net investment income		11,786
Accumulated undistributed net realized gain (loss) on investments		(830,068)
Net unrealized appreciation (depreciation) on investments		15,992
Net Assets		$ 6,207,511

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($144,651 ÷ 20,983 shares)	$ 6.89

Maximum offering price per share (100/96.00 of $6.89)	$ 7.18
Class T: Net Asset Value and redemption price per share ($46,370 ÷ 6,723 shares)	$ 6.90

Maximum offering price per share (100/96.00 of $6.90)	$ 7.19
Class B: Net Asset Value and offering price per share ($11,053 ÷ 1,602 shares)A	$ 6.90

Class C: Net Asset Value and offering price per share ($27,099 ÷ 3,926 shares)A	$ 6.90

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,951,245 ÷ 862,743 shares)	$ 6.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,093 ÷ 3,924 shares)	$ 6.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Dividends		$ 623
Interest		278,835
Income from Fidelity Central Funds		135,686
Total income		415,144

Expenses
Management fee	$ 24,290
Transfer agent fees	7,788
Distribution fees	671
Fund wide operations fee	2,276
Independent trustees' compensation	29
Miscellaneous	896
Total expenses before reductions	35,950
Expense reductions	(38)	35,912
Net investment income		379,232
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,549
Redemption in-kind with affiliated entities	(319,897)
Fidelity Central Funds	(669,026)
Swap agreements	(52,031)
Total net realized gain (loss)		(986,405)
Change in net unrealized appreciation (depreciation) on: Investment securities	668,055
Swap agreements	47,885
Delayed delivery commitments	(940)
Total change in net unrealized appreciation (depreciation)		715,000
Net gain (loss)		(271,405)
Net increase (decrease) in net assets resulting from operations		$ 107,827

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 379,232	$ 545,862
Net realized gain (loss)	(986,405)	(26,541)
Change in net unrealized appreciation (depreciation)	715,000	(414,694)
Net increase (decrease) in net assets resulting from operations	107,827	104,627
Distributions to shareholders from net investment income	(394,409)	(516,873)
Distributions to shareholders from net realized gain	-	(11,157)
Total distributions	(394,409)	(528,030)
Share transactions - net increase (decrease)	(3,508,737)	(1,526,467)
Total increase (decrease) in net assets	(3,795,319)	(1,949,870)

Net Assets
Beginning of period	10,002,830	11,952,700
End of period (including undistributed net investment income of $11,786 and undistributed net investment income of $33,213, respectively)	$ 6,207,511	$ 10,002,830

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 L

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Income from Investment Operations
Net investment income E	.303	.331	.353	.118	.298	.237
Net realized and unrealized gain (loss)	.007 H	(.303)	(.161)	.092	(.206)	.131
Total from investment operations	.310	.028	.192	.210	.092	.368
Distributions from net investment income	(.310)	(.311)	(.352)	(.100)	(.282)	(.238)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.310)	(.318)	(.362)	(.100)	(.352)	(.338)
Net asset value, end of period	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50
Total Return B, C, D	4.89%	.36%	2.61%	2.92%	1.23%	5.03%
Ratios to Average Net Assets F, I
Expenses before reductions	.79%	.80%	.75%	.71% A	.71%	.83%
Expenses net of fee waivers, if any	.79%	.80%	.75%	.71% A	.71%	.83%
Expenses net of all reductions	.79%	.80%	.74%	.71% A	.71%	.83%
Net investment income	4.67%	4.67%	4.83%	4.86% A	4.04%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$ 145	$ 79	$ 79	$ 46	$ 37	$ 31
Portfolio turnover rate G	119%J, M	231%	181% M	206% A, J	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 L

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.302	.332	.350	.116	.290	.230
Net realized and unrealized gain (loss)	.016 H	(.303)	(.163)	.091	(.216)	.141
Total from investment operations	.318	.029	.187	.207	.074	.371
Distributions from net investment income	(.308)	(.312)	(.347)	(.097)	(.274)	(.231)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.308)	(.319)	(.357)	(.097)	(.344)	(.331)
Net asset value, end of period	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51
Total Return B, C, D	5.02%	.36%	2.54%	2.89%	.98%	5.07%
Ratios to Average Net Assets F, I
Expenses before reductions	.82%	.80%	.80%	.82% A	.83%	.93%
Expenses net of fee waivers, if any	.82%	.80%	.80%	.82% A	.83%	.93%
Expenses net of all reductions	.82%	.79%	.79%	.81% A	.83%	.93%
Net investment income	4.65%	4.67%	4.77%	4.76% A	3.92%	3.07%
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 53	$ 68	$ 59	$ 57	$ 48
Portfolio turnover rate G	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 L

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.257	.281	.299	.099	.239	.180
Net realized and unrealized gain (loss)	.016 H	(.313)	(.164)	.102	(.216)	.140
Total from investment operations	.273	(.032)	.135	.201	.023	.320
Distributions from net investment income	(.263)	(.261)	(.295)	(.081)	(.223)	(.180)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.263)	(.268)	(.305)	(.081)	(.293)	(.280)
Net asset value, end of period	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Total Return B, C, D	4.29%	(.49)%	1.83%	2.79%	.28%	4.37%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%	1.50%	1.50%	1.50% A	1.51%	1.64%
Expenses net of fee waivers, if any	1.51%	1.50%	1.50%	1.50% A	1.51%	1.60%
Expenses net of all reductions	1.51%	1.50%	1.50%	1.50% A	1.51%	1.59%
Net investment income	3.95%	3.96%	4.07%	4.07% A	3.24%	2.40%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 9	$ 10	$ 9	$ 9	$ 9
Portfolio turnover rate G	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 L

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.255	.278	.294	.097	.233	.176
Net realized and unrealized gain (loss)	.005 H	(.304)	(.163)	.102	(.216)	.140
Total from investment operations	.260	(.026)	.131	.199	.017	.316
Distributions from net investment income	(.260)	(.257)	(.291)	(.079)	(.217)	(.176)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.260)	(.264)	(.301)	(.079)	(.287)	(.276)
Net asset value, end of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Total Return B, C, D	4.09%	(.40)%	1.77%	2.76%	.20%	4.30%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55%	1.55%	1.55%	1.58% A	1.60%	1.67%
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.58% A	1.60%	1.66%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.58% A	1.60%	1.66%
Net investment income	3.91%	3.91%	4.02%	3.99% A	3.15%	2.34%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 14	$ 17	$ 10	$ 9	$ 7
Portfolio turnover rate G	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,

2009

2008

2007

2006 K

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Income from Investment Operations
Net investment income D	.326	.356	.376	.124	.317	.254
Net realized and unrealized gain (loss)	.015 G	(.313)	(.153)	.092	(.206)	.130
Total from investment operations	.341	.043	.223	.216	.111	.384
Distributions from net investment income	(.331)	(.336)	(.373)	(.106)	(.301)	(.254)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.331)	(.343)	(.383)	(.106)	(.371)	(.354)
Net asset value, end of period	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50
Total Return B, C	5.39%	.57%	3.05%	3.01%	1.48%	5.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.46%	.45%	.45%	.45% A	.46%	.61%
Expenses net of fee waivers, if any	.46%	.45%	.45%	.45% A	.46%	.61%
Expenses net of all reductions	.46%	.44%	.44%	.45% A	.46%	.61%
Net investment income	5.00%	5.02%	5.13%	5.12% A	4.29%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 5,951	$ 9,814	$ 11,739	$ 10,141	$ 8,018	$ 6,721
Portfolio turnover rate F	119% I, L	231%	181% L	206% A, I	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended April 30.

K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 K

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48
Income from Investment Operations
Net investment income D	.322	.353	.374	.124	.313	.254
Net realized and unrealized gain (loss)	.005 G	(.303)	(.163)	.091	(.205)	.129
Total from investment operations	.327	.050	.211	.215	.108	.383
Distributions from net investment income	(.327)	(.333)	(.371)	(.105)	(.298)	(.253)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.327)	(.340)	(.381)	(.105)	(.368)	(.353)
Net asset value, end of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51
Total Return B, C	5.16%	.66%	2.88%	2.99%	1.44%	5.24%
Ratios to Average Net Assets E, H
Expenses before reductions	.53%	.50%	.48%	.49% A	.50%	.59%
Expenses net of fee waivers, if any	.53%	.50%	.48%	.49% A	.50%	.59%
Expenses net of all reductions	.53%	.49%	.47%	.49% A	.50%	.59%
Net investment income	4.94%	4.97%	5.10%	5.07% A	4.25%	3.40%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 34	$ 41	$ 29	$ 26	$ 16
Portfolio turnover rate F	119% I, L	231%	181% L	206% A, I	145%	227%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended April 30.

K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-5 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Repurchase Agreements Restricted Securities Loans & Direct Debt Instruments

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, market discount, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 127,713
Unrealized depreciation	(236,526)
Net unrealized appreciation (depreciation)	$ (108,813)

Undistributed ordinary income	$ 6,846

Capital loss carryforward	$ 306,346

Cost for federal income tax purposes	$ 6,986,812

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 394,409	$ 528,030

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $112,212 representing 1.81% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(87,310). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $89,827. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $22,385 in addition to the collateral to settle these swaps.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (60,283)	$ 46,505
Interest Rate Risk
Swap Agreements	8,252	1,380
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (52,031)	$ 47,885

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(52,031) for swap agreements..

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $47,885 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $1,365,625 and $4,837,222, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 284	$ 10
Class T	0%	.25%	114	3
Class B	.65%	.25%	87	63
Class C	.75%	.25%	186	40
			$ 671	$ 116

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class T	9
Class B*	24
Class C*	4
$ 54

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 206.18
Class T	94.21
Class B	24.25
Class C	35.19
Investment Grade Bond	7,386.10
Institutional Class	43.17
	$ 7,788

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Redemption-In-Kind. On March 27, 2009, 565,128 fund shares held by affiliated entities were redeemed in-kind for cash and securities with a value of $3,588,563. The realized gain (loss) of $(319,897) on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations and is not taxable to the Fund.

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions - continued

asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 405,891	6,492
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 324,612	4,504
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 66,112	850

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on

Annual Report

9. Security Lending - continued

investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $13.

10. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Investment Grade Bond	$ 36

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008
From net investment income
Class A	$ 5,369	$ 3,742
Class T	2,156	2,716
Class B	385	358
Class C	714	556
Investment Grade Bond	384,500	507,696
Institutional Class	1,285	1,805
Total	$ 394,409	$ 516,873
From net realized gain
Class A	$ -	$ 82
Class T	-	64
Class B	-	9
Class C	-	15
Investment Grade Bond	-	10,947
Institutional Class	-	40
Total	$ -	$ 11,157

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Class A
Shares sold	12,007	6,217	$ 77,884	$ 44,378
Issued in exchange for shares of Capital One Total Return Bond Fund	5,452	-	33,750	-
Reinvestment of distributions	589	515	3,815	3,652
Shares redeemed	(8,595)	(6,144)	(56,322)	(43,427)
Net increase (decrease)	9,453	588	$ 59,127	$ 4,603
Class T
Shares sold	2,526	3,480	$ 16,379	$ 24,742
Reinvestment of distributions	317	382	2,049	2,711
Shares redeemed	(3,788)	(5,613)	(24,703)	(39,832)
Net increase (decrease)	(945)	(1,751)	$ (6,275)	$ (12,379)
Class B
Shares sold	866	446	$ 5,609	$ 3,206
Reinvestment of distributions	46	39	299	280
Shares redeemed	(629)	(537)	(4,088)	(3,818)
Net increase (decrease)	283	(52)	$ 1,820	$ (332)
Class C
Shares sold	2,885	846	$ 18,675	$ 6,043
Reinvestment of distributions	82	53	536	379
Shares redeemed	(1,039)	(1,238)	(6,752)	(8,831)
Net increase (decrease)	1,928	(339)	$ 12,459	$ (2,409)
Investment Grade Bond
Shares sold	391,488	235,999	$ 2,540,236	$ 1,676,819
Reinvestment of distributions	55,275	71,069	356,433	504,629
Shares redeemed	(1,008,022)	(516,730)	(6,466,380)	(3,691,519)
Net increase (decrease)	(561,259)	(209,662)	$ (3,569,711)	$ (1,510,071)
Institutional Class
Shares sold	1,621	2,395	$ 10,522	$ 16,310
Reinvestment of distributions	166	212	1,078	1,503
Shares redeemed	(2,764)	(3,445)	(17,757)	(23,692)
Net increase (decrease)	(977)	(838)	$ (6,157)	$ (5,879)

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective after the close of business on September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $137,142 in return for 1,323 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

14. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

15. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Total Return Bond Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 5,452 shares of Class A of the Fund for 3,655 shares then outstanding (value at $9.23 per share) of Capital One Total Return Bond Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Total Return Bond Fund's net assets were combined with the Fund's net assets of $8,459,080 for total net assets after the acquisition of $8,492,830.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 2.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $268,520,752 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
PROPOSAL 3

For Fidelity Investment Grade Bond Fund, a shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgement of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

	# of Votes	% of Votes
Affirmative	533,669,832.89	16.669
Against	2,451,794,789.83	76.578
Abstain	116,980,179.32	3.655
Broker Non-Votes	99,215,159.14	3.098
TOTAL	3,201,659,961.18	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGB-UANN-1009
1.784723.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Investment Grade Bond
Fund - Institutional Class

Annual Report

August 31, 2009

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	5.16%	3.05%	5.27%

A The initial offering of Institutional Class shares took place on August 27, 2002. Returns prior to August 27, 2002 are those of Investment Grade Bond, the original class of the fund.

$10,000 Over Past 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Investment Grade Bond Fund - Institutional Class on August 31, 1999. The chart shows how the value of the investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period. The initial offering of Institutional Class took place on August 27, 2002. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor Investment Grade Bond Fund: The fund trailed its benchmark for the year, although very strong results thus far in 2009 helped us close much of the gap. For the 12 months ending August 31, 2009, the fund's Institutional Class shares gained 5.16%, lagging the Barclays Capital U.S. Aggregate Bond Index. As I review performance, I'll address the aggregate of my direct investments and those I made in Fidelity's fixed-income central funds. The biggest detractor by far from relative performance versus the index was an allocation to Fidelity® Ultra-Short Central Fund - an internal pool of short-term assets, including poorly performing securitized products - during the first half of the period. Disappointing security selection in mortgage-backed securities detracted as well. The fund benefited from an underweighting in conventional U.S. Treasury bonds, which lagged the index, even though my investment in Treasury Inflation-Protected Bonds (TIPS) proved too early in terms of inflation expectations. Two significant positives for the fund were favorable security selection and a large overweighting in corporate bonds. This sector benefited as credit spreads narrowed from all-time wide levels - indicating investors' increased willingness to assume risk - during the second half of the period. An out-of-index allocation to collateralized mortgage obligations also contributed. Lastly, in terms of the fund's structure, we significantly reduced our exposure to Fidelity's central funds during the period - including no longer owning Ultra-Short Central - while still maintaining many of the same securities via direct holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Class A	.79%
Actual		$ 1,000.00	$ 1,117.00	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class T	.81%
Actual		$ 1,000.00	$ 1,118.50	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 4.13
Class B	1.51%
Actual		$ 1,000.00	$ 1,112.80	$ 8.04
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Class C	1.53%
Actual		$ 1,000.00	$ 1,112.70	$ 8.15
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Investment Grade Bond	.47%
Actual		$ 1,000.00	$ 1,118.70	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.84	$ 2.40
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,118.20	$ 2.83
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Government and U.S. Government Agency Obligations 63.9%	U.S. Government and U.S. Government Agency Obligations 64.2%
AAA 8.2%	AAA 10.8%
AA 3.0%	AA 3.2%
A 11.0%	A 8.8%
BBB 19.3%	BBB 17.8%
BB and Below 5.5%	BB and Below 5.1%
Not Rated 0.1%	Not Rated 0.3%
Short-Term Investments and Net Other Assets† (11.0)%	Short-Term Investments and Net Other Assets† (10.2)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	5.9	6.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	4.1	3.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*		As of February 28, 2009**
	Corporate Bonds 34.1%		Corporate Bonds 30.7%
	U.S. Government and U.S. Government Agency Obligations 63.9%		U.S. Government and U.S. Government Agency Obligations 64.2%
	Asset-Backed Securities 2.2%		Asset-Backed Securities 4.5%
	CMOs and Other Mortgage Related Securities 9.7%		CMOs and Other Mortgage Related Securities 10.6%
	Municipal Bonds 0.8%		Municipal Bonds 0.0%
	Other Investments 0.3%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets† (11.0)%		Short-Term Investments and Net Other Assets† (10.2)%
* Foreign investments	7.1%	** Foreign investments	6.4%
* Futures and Swaps	3.7%	** Futures and Swaps	1.4%

†Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.4%
Diversified Consumer Services - 0.2%
Cornell University 5.45% 2/1/19	$ 8,260	$ 9,006
Trustees of Dartmouth College 4.75% 6/1/19	1	1
		9,007
Household Durables - 0.1%
Fortune Brands, Inc.:
5.875% 1/15/36	1,620	1,355
6.375% 6/15/14	7,400	7,562
		8,917
Media - 2.1%
AOL Time Warner, Inc. 6.75% 4/15/11	13,204	14,037
Comcast Corp.:
4.95% 6/15/16	9,366	9,499
6.55% 7/1/39	6,000	6,496
COX Communications, Inc.:
6.25% 6/1/18 (f)	1,496	1,592
6.45% 12/1/36 (f)	8,387	8,604
6.95% 6/1/38 (f)	4,154	4,539
Liberty Media Corp.:
5.7% 5/15/13	5,015	4,764
8.25% 2/1/30	11,272	8,567
News America Holdings, Inc. 7.75% 12/1/45	3,549	3,717
News America, Inc.:
6.15% 3/1/37	3,755	3,627
6.2% 12/15/34	2,696	2,616
6.9% 3/1/19 (f)	16,509	18,598
Time Warner Cable, Inc.:
5.85% 5/1/17	21,110	22,169
6.75% 7/1/18	4,588	5,068
Viacom, Inc.:
4.375% 9/15/14	7,082	7,093
6.125% 10/5/17	5,422	5,731
6.75% 10/5/37	5,000	5,237
		131,954
TOTAL CONSUMER DISCRETIONARY		149,878
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	$ 5,675	$ 6,044
6.875% 11/15/19 (f)	10,600	11,857
8.2% 1/15/39 (f)	6,431	8,159
Diageo Capital PLC 5.2% 1/30/13	1,782	1,903
FBG Finance Ltd. 5.125% 6/15/15 (f)	6,502	6,660
		34,623
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (l)	8,461	6,684
Food Products - 0.2%
Kraft Foods, Inc.:
4.125% 11/12/09	3,752	3,778
6% 2/11/13	5,827	6,339
6.25% 6/1/12	3,588	3,946
		14,063
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	6,587	7,950
9.7% 11/10/18	6,979	8,537
Reynolds American, Inc.:
6.75% 6/15/17	8,918	9,087
7.25% 6/15/37	13,136	12,634
		38,208
TOTAL CONSUMER STAPLES		93,578
ENERGY - 3.7%
Energy Equipment & Services - 0.5%
BJ Services Co. 6% 6/1/18	8,410	8,297
DCP Midstream LLC:
6.75% 9/15/37 (f)	4,304	4,031
9.75% 3/15/19 (f)	3,394	4,035
Transocean Ltd. 6% 3/15/18	2,950	3,142
Weatherford International Ltd.:
6% 3/15/18	3,333	3,400
9.625% 3/1/19	4,130	5,017
		27,922
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Finance Co. 6.75% 5/1/11	4,328	4,592
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp. 5.95% 9/15/16	$ 17,384	$ 18,078
Canadian Natural Resources Ltd.:
5.7% 5/15/17	4,230	4,430
5.9% 2/1/18	1,670	1,772
ConocoPhillips:
4.4% 5/15/13	29,500	30,985
5.75% 2/1/19	12,019	13,161
Duke Energy Field Services 7.875% 8/16/10	4,472	4,683
Nakilat, Inc. 6.067% 12/31/33 (f)	7,325	6,099
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)	3,531	2,755
Nexen, Inc.:
5.05% 11/20/13	2,950	3,030
5.875% 3/10/35	6,230	5,479
6.4% 5/15/37	4,561	4,220
Pemex Project Funding Master Trust 1.25% 12/3/12 (f)(l)	7,003	6,688
Petro-Canada:
6.05% 5/15/18	2,460	2,549
6.8% 5/15/38	6,080	6,435
Petroleos Mexicanos 8% 5/3/19 (f)	452	509
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	3,501	3,588
5.5% 9/30/14 (f)	4,894	5,064
6.75% 9/30/19 (f)	3,203	3,348
Spectra Energy Capital, LLC 5.65% 3/1/20	4,574	4,635
Suncor Energy, Inc.:
6.1% 6/1/18	7,564	7,923
6.5% 6/15/38	1,513	1,538
6.85% 6/1/39	6,652	7,108
Talisman Energy, Inc. yankee 6.25% 2/1/38	6,626	6,510
TEPPCO Partners LP:
6.65% 4/15/18	6,856	7,391
7.55% 4/15/38	5,906	6,896
Texas Eastern Transmission LP 6% 9/15/17 (f)	13,001	13,986
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,389	2,613
Valero Energy Corp. 6.625% 6/15/37	3,387	2,944
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5.9% 8/1/12	$ 3,748	$ 4,054
6.25% 8/1/17	5,897	6,344
		199,407
TOTAL ENERGY		227,329
FINANCIALS - 13.1%
Capital Markets - 3.2%
Bear Stearns Companies, Inc. 6.95% 8/10/12	12,738	14,232
BlackRock, Inc. 6.25% 9/15/17	7,576	7,969
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,879	3,069
5.95% 1/18/18	6,036	6,284
6% 5/1/14	9,400	10,135
6.15% 4/1/18	5,599	5,910
6.75% 10/1/37	11,200	11,213
7.5% 2/15/19	8,466	9,747
Janus Capital Group, Inc. 6.125% 9/15/11 (d)	968	959
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,280	1,924
JPMorgan Chase Capital XX 6.55% 9/29/36	57,053	49,725
Lazard Group LLC:
6.85% 6/15/17	3,068	3,002
7.125% 5/15/15	9,694	9,738
Merrill Lynch & Co., Inc. 6.875% 4/25/18	14,040	14,336
Morgan Stanley:
0.8375% 1/9/14 (l)	23,857	22,075
6% 5/13/14	5,820	6,171
6.625% 4/1/18	10,000	10,685
7.3% 5/13/19	5,986	6,666
Northern Trust Corp. 4.625% 5/1/14	1,322	1,404
State Street Corp. 4.3% 5/30/14	1,120	1,174
		196,418
Commercial Banks - 1.6%
Bank of America NA:
5.3% 3/15/17	4,800	4,416
6% 10/15/36	4,808	4,451
Barclays Bank PLC 6.75% 5/22/19	7,265	7,960
BB&T Capital Trust IV 6.82% 6/12/77 (l)	720	598
Credit Suisse (Guernsey) Ltd. 5.86%	7,977	5,664
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse First Boston 6% 2/15/18	$ 10,531	$ 10,831
Credit Suisse First Boston New York Branch 5% 5/15/13	5,741	6,095
Credit Suisse New York Branch 5.5% 5/1/14	7,054	7,581
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (f)(l)	800	712
Export-Import Bank of Korea 5.25% 2/10/14 (f)	4,263	4,256
Fifth Third Bancorp:
4.5% 6/1/18	2,092	1,546
8.25% 3/1/38	1,713	1,522
HBOS PLC 6.75% 5/21/18 (f)	3,829	3,193
HSBC Holdings PLC:
0.7775% 10/6/16 (l)	907	840
6.5% 5/2/36	6,767	6,978
6.5% 9/15/37	2,956	3,057
KeyBank NA 5.8% 7/1/14	1,725	1,662
Korea Development Bank 5.75% 9/10/13	4,034	4,115
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (f)(l)	572	465
PNC Funding Corp. 6.7% 6/10/19	3,985	4,365
Regions Bank 6.45% 6/26/37	1,888	1,344
Santander Issuances SA Unipersonal 0.9688% 6/20/16 (f)(l)	2,581	2,375
Sovereign Bank 2.1931% 8/1/13 (l)	1,297	1,233
Standard Chartered Bank 6.4% 9/26/17 (f)	13,386	13,016
Wachovia Corp. 4.875% 2/15/14	1,057	1,079
		99,354
Consumer Finance - 0.9%
Capital One Bank USA NA 8.8% 7/15/19	7,970	8,539
Capital One Financial Corp. 5.7% 9/15/11	3,508	3,620
Discover Financial Services 10.25% 7/15/19	4,681	5,127
SLM Corp.:
0.6638% 7/26/10 (l)	38,055	34,818
0.7338% 10/25/11 (l)	2,316	1,834
0.8038% 1/27/14 (l)	1,322	839
0.8294% 3/15/11 (l)	667	575
4.5% 7/26/10	1,372	1,313
5% 10/1/13	490	359
		57,024
Diversified Financial Services - 1.3%
Bank of America Corp. 5.75% 12/1/17	9,673	9,409
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
5.3% 10/17/12	$ 5,103	$ 5,155
5.5% 4/11/13	25,084	24,967
6.125% 5/15/18	11,840	11,133
8.5% 5/22/19	5,000	5,465
CME Group, Inc. 5.75% 2/15/14	2,967	3,243
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	7,691	5,449
5.5% 1/15/14 (f)	5,204	3,977
TECO Finance, Inc. 7% 5/1/12	6,735	7,112
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(l)	4,425	3,850
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(l)	704	564
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(l)	2,033	1,586
		81,910
Insurance - 2.3%
Allstate Corp.:
6.2% 5/16/14	7,535	8,205
7.45% 5/16/19	5,694	6,579
Assurant, Inc. 5.625% 2/15/14	5,039	5,153
Axis Capital Holdings Ltd. 5.75% 12/1/14	7,868	7,959
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)	13,028	10,292
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (f)	9,346	8,606
10.75% 6/15/88 (f)(l)	5,039	4,434
Lincoln National Corp. 7% 5/17/66 (l)	1,398	923
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	7,055	7,917
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (f)(l)	11,269	10,843
MetLife, Inc. 6.75% 6/1/16	5,620	6,148
Metropolitan Life Global Funding I:
5.125% 11/9/11 (f)	4,449	4,620
5.125% 4/10/13 (f)	7,041	7,244
5.125% 6/10/14 (f)	4,961	5,170
Monumental Global Funding II 5.65% 7/14/11 (f)	4,316	4,411
New York Life Global Funding 4.65% 5/9/13 (f)	5,732	5,937
Pacific Life Global Funding 5.15% 4/15/13 (f)	5,929	5,984
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	9,450	10,024
Prudential Financial, Inc. 7.375% 6/15/19	2,170	2,358
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(l)	$ 11,077	$ 8,964
Symetra Financial Corp. 6.125% 4/1/16 (f)	6,139	4,965
The Chubb Corp. 6.5% 5/15/38	2,676	3,047
		139,783
Real Estate Investment Trusts - 2.7%
AMB Property LP:
5.9% 8/15/13	5,685	5,296
6.3% 6/1/13	5,773	5,599
AvalonBay Communities, Inc.:
5.375% 4/15/14	1,839	1,849
5.5% 1/15/12	1,650	1,713
6.125% 11/1/12	2,759	2,917
Brandywine Operating Partnership LP:
5.625% 12/15/10	11,741	11,700
5.7% 5/1/17	810	678
5.75% 4/1/12	3,961	3,862
Camden Property Trust 5.875% 11/30/12	3,797	3,902
Colonial Properties Trust:
4.8% 4/1/11	451	436
5.5% 10/1/15	7,511	6,640
6.875% 8/15/12	2,950	2,913
Colonial Realty LP 6.05% 9/1/16	5,558	4,856
Developers Diversified Realty Corp.:
4.625% 8/1/10	575	556
5% 5/3/10	4,036	3,922
5.25% 4/15/11	4,835	4,569
5.375% 10/15/12	3,236	2,939
Duke Realty LP:
5.4% 8/15/14	6,313	5,936
5.5% 3/1/16	6,313	5,600
5.625% 8/15/11	2,867	2,896
5.875% 8/15/12	711	713
5.95% 2/15/17	1,643	1,478
6.25% 5/15/13	4,560	4,583
6.5% 1/15/18	6,346	5,838
Equity One, Inc.:
6% 9/15/17	4,047	3,545
6.25% 1/15/17	2,676	2,419
Federal Realty Investment Trust:
5.4% 12/1/13	2,879	2,834
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6% 7/15/12	$ 1,979	$ 2,041
6.2% 1/15/17	1,522	1,425
HRPT Properties Trust:
5.75% 11/1/15	1,726	1,501
6.65% 1/15/18	3,835	3,350
Liberty Property LP:
5.5% 12/15/16	3,932	3,459
6.375% 8/15/12	2,724	2,811
6.625% 10/1/17	3,918	3,614
Mack-Cali Realty LP:
5.05% 4/15/10	5,396	5,412
7.75% 2/15/11	637	670
Reckson Operating Partnership LP:
5.15% 1/15/11	1,646	1,573
6% 3/31/16	1,534	1,245
Simon Property Group LP:
4.6% 6/15/10	4,956	5,054
5.1% 6/15/15	3,937	3,886
5.375% 6/1/11	2,103	2,163
5.75% 5/1/12	2,369	2,485
7.75% 1/20/11	1,327	1,399
Tanger Properties LP 6.15% 11/15/15	10,207	9,600
UDR, Inc. 5.5% 4/1/14	6,325	6,102
United Dominion Realty Trust, Inc. 5.25% 1/15/15	2,151	2,015
Washington (REIT) 5.95% 6/15/11	6,289	6,211
		166,205
Real Estate Management & Development - 0.5%
ERP Operating LP:
5.375% 8/1/16	1,769	1,696
5.5% 10/1/12	7,317	7,636
5.75% 6/15/17	9,030	8,751
6.625% 3/15/12	1,392	1,471
Post Apartment Homes LP 6.3% 6/1/13	6,814	6,663
Regency Centers LP 6.75% 1/15/12	7,337	7,309
		33,526
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp.:
6.5% 8/1/16	6,800	7,007
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.375% 5/15/14	$ 24,420	$ 26,774
7.625% 6/1/19	4,600	5,065
Independence Community Bank Corp. 2.6688% 6/20/13 (l)	1,646	1,497
		40,343
TOTAL FINANCIALS		814,563
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	5,308	5,630
6.25% 6/15/14	3,144	3,436
7.25% 6/15/19	2,036	2,361
		11,427
INDUSTRIALS - 1.1%
Airlines - 1.0%
American Airlines, Inc. pass-thru trust certificates:
7.324% 4/15/11	7,983	7,983
7.858% 4/1/13	15,375	14,683
Continental Airlines, Inc. 6.545% 8/2/20	1,941	1,844
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	7,749	6,936
7.57% 11/18/10	12,844	12,523
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	3,912	3,012
8.36% 7/20/20	11,912	9,887
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	92	92
6.602% 9/1/13	165	162
7.032% 4/1/12	756	748
7.186% 10/1/12	1,878	1,854
7.811% 4/1/11	2,897	3,476
		63,200
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (l)	2,119	2,081
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	584	559
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (l)	$ 3,739	$ 3,290
TOTAL INDUSTRIALS		69,130
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19	1,557	1,625
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	5,883	5,975
6.55% 10/1/17	5,174	5,141
7.125% 10/1/37	2,599	2,599
		13,715
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	5,797	5,741
6.375% 8/3/15	6,283	5,701
National Semiconductor Corp. 0.8794% 6/15/10 (l)	2,459	2,369
		13,811
TOTAL INFORMATION TECHNOLOGY		29,151
MATERIALS - 1.6%
Chemicals - 0.6%
Dow Chemical Co.:
7.6% 5/15/14	20,383	22,010
8.55% 5/15/19	8,100	8,823
9.4% 5/15/39	8,297	10,069
		40,902
Metals & Mining - 1.0%
Anglo American Capital PLC 9.375% 4/8/19 (f)	5,678	6,643
BHP Billiton Financial USA Ltd.:
5.5% 4/1/14	4,311	4,694
6.5% 4/1/19	4,311	4,915
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	5,241	5,726
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,171	7,619
6.5% 7/15/18	11,920	12,832
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
7.125% 7/15/28	$ 10,526	$ 11,135
8.95% 5/1/14	6,462	7,531
		61,095
TOTAL MATERIALS		101,997
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. 6.8% 5/15/36	10,394	11,561
BellSouth Capital Funding Corp. 7.875% 2/15/30	7,524	9,038
Deutsche Telekom International Financial BV:
5.25% 7/22/13	4,127	4,396
5.875% 8/20/13	6,186	6,716
6.75% 8/20/18	3,463	3,910
Sprint Capital Corp.:
6.875% 11/15/28	5,823	4,236
7.625% 1/30/11	4,304	4,309
Telecom Italia Capital SA:
4.95% 9/30/14	6,637	6,850
5.25% 10/1/15	3,019	3,132
Telefonica Emisiones SAU:
5.855% 2/4/13	1,612	1,747
5.877% 7/15/19	4,972	5,409
6.221% 7/3/17	1,964	2,171
Verizon Communications, Inc.:
5.25% 4/15/13	4,363	4,703
6.1% 4/15/18	5,800	6,305
6.35% 4/1/19	25,295	28,089
		102,572
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. 6% 12/1/16	12,603	10,587
Verizon Wireless Capital LLC 3.75% 5/20/11 (f)	28,041	28,954
Vodafone Group PLC 5.625% 2/27/17	1,742	1,837
		41,378
TOTAL TELECOMMUNICATION SERVICES		143,950
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 3.6%
Electric Utilities - 2.0%
AmerenUE 6.4% 6/15/17	$ 6,291	$ 6,895
Baltimore Gas & Electric Co. 6.125% 7/1/13	4,726	5,098
Cleveland Electric Illuminating Co. 5.65% 12/15/13	6,779	7,149
Commonwealth Edison Co. 5.4% 12/15/11	10,787	11,519
Duke Energy Carolinas LLC 6% 1/15/38	5,746	6,392
EDP Finance BV 6% 2/2/18 (f)	14,961	16,136
Exelon Corp. 4.9% 6/15/15	18,546	18,834
FirstEnergy Corp. 6.45% 11/15/11	2,835	3,097
Nevada Power Co. 6.5% 5/15/18	9,605	10,468
Oncor Electric Delivery Co. 6.375% 5/1/12	20,436	22,254
Pennsylvania Electric Co. 6.05% 9/1/17	6,168	6,569
PPL Capital Funding, Inc. 6.7% 3/30/67 (l)	9,216	7,188
		121,599
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	3,626	3,714
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	7,906	8,246
Exelon Generation Co. LLC 5.35% 1/15/14	14,041	14,684
PPL Energy Supply LLC:
6.2% 5/15/16	3,175	3,298
6.5% 5/1/18	6,705	7,067
		33,295
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
5.2% 8/15/19	6,231	6,426
7.5% 6/30/66 (l)	7,145	5,859
National Grid PLC 6.3% 8/1/16	15,626	16,894
NiSource Finance Corp.:
0.9769% 11/23/09 (l)	5,826	5,795
5.4% 7/15/14	1,746	1,747
5.45% 9/15/20	6,378	5,781
6.4% 3/15/18	10,710	10,764
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	11,838	9,352
		62,618
TOTAL UTILITIES		221,226
TOTAL NONCONVERTIBLE BONDS (Cost $1,838,746)		1,862,229
U.S. Government and Government Agency Obligations - 24.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.2%
Fannie Mae:
1.375% 4/28/11 (e)	$ 68,024	$ 68,527
2.5% 5/15/14 (e)	43,474	43,234
Freddie Mac:
1.625% 4/26/11	52,500	53,113
2.125% 3/23/12	29,913	30,350
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		195,224
U.S. Treasury Inflation Protected Obligations - 7.1%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	117,851	116,010
2% 4/15/12	6,147	6,288
2% 1/15/14 (i)	24,157	24,610
2.125% 1/15/19 (e)	65,283	67,200
2.375% 1/15/17 (i)	184,630	192,650
2.375% 1/15/27 (i)	2,299	2,354
2.625% 7/15/17	31,131	33,126
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		442,238
U.S. Treasury Obligations - 13.9%
U.S. Treasury Bonds 6.25% 5/15/30	72,500	93,593
U.S. Treasury Notes:
1.75% 8/15/12	4,162	4,195
1.875% 6/15/12	8,170	8,277
2.625% 7/31/14	97,970	99,133
2.75% 10/31/13	396,418	407,577
2.75% 2/15/19	95,000	89,931
3.625% 8/15/19	36,500	37,184
4% 8/15/18	119,291	124,920
TOTAL U.S. TREASURY OBLIGATIONS		864,810
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,489,454)		1,502,272
U.S. Government Agency - Mortgage Securities - 21.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 18.4%
4% 9/17/24 (g)	$ 2,000	$ 2,018
4% 9/1/39 (g)	19,000	18,572
4.019% 9/1/33 (l)	3,352	3,457
4.046% 8/1/35 (l)	1,974	2,026
4.275% 6/1/36 (l)	443	460
4.491% 11/1/35 (l)	16,563	17,277
4.5% 4/1/23	130	133
4.5% 9/17/24 (g)	20,000	20,555
4.5% 9/1/39 (g)	19,000	19,088
4.5% 9/14/39 (g)	58,000	58,270
4.601% 10/1/34 (l)	11,838	12,261
4.602% 5/1/35 (l)	16,049	16,706
4.62% 2/1/35 (l)	6,408	6,659
4.62% 9/1/35 (l)	5,849	6,040
5% 4/1/18 to 6/1/38 (h)	154,653	159,671
5% 9/17/24 (g)	33,000	34,382
5% 9/1/39 (g)(h)	30,000	30,776
5.175% 4/1/36 (l)	10,949	11,396
5.5% 9/17/24 (g)	13,000	13,675
5.5% 12/1/30 to 12/1/38 (h)	291,841	305,019
5.5% 9/1/39 (g)(h)	74,000	76,982
5.564% 7/1/37 (l)	1,425	1,493
5.82% 7/1/46 (l)	17,491	18,393
6% 3/1/16 to 11/1/38	65,658	69,286
6% 9/14/39 (g)(h)	175,000	184,078
6.004% 4/1/36 (l)	1,020	1,075
6.106% 4/1/36 (l)	2,507	2,651
6.319% 4/1/36 (l)	1,104	1,172
6.5% 9/1/39 (g)	1,000	1,069
6.5% 9/14/39 (g)	41,000	43,842
TOTAL FANNIE MAE		1,138,482
Freddie Mac - 0.8%
3.908% 8/1/35 (l)	9,451	9,693
4.472% 10/1/34 (l)	5,021	5,187
4.549% 4/1/35 (l)	13,275	13,729
4.638% 4/1/35 (l)	10,579	10,931
4.661% 1/1/36 (l)	2,990	3,088
4.727% 7/1/35 (l)	3,842	3,959
5.669% 10/1/35 (l)	739	782
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.919% 6/1/36 (l)	$ 2,463	$ 2,580
6.103% 6/1/36 (l)	1,212	1,269
TOTAL FREDDIE MAC		51,218
Government National Mortgage Association - 2.5%
5.5% 12/20/28 to 12/20/38	148,814	156,083
5.5% 9/21/39 (g)	1,000	1,044
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		157,127
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,310,645)		1,346,827
Asset-Backed Securities - 2.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (l)	1,444	767
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (l)	661	1
Class M8, 1.1156% 7/25/36 (l)	29	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (l)	223	204
Class M2, 1.3656% 2/25/34 (l)	275	109
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (l)	208	180
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (l)	20	19
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (l)	287	5
Class M4, 0.6656% 5/25/36 (l)	86	1
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (l)	135	4
Class M5, 0.6556% 4/25/36 (l)	128	3
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.3025% 9/20/13 (l)	2,141	2,056
Series 2006-C1 Class C1, 0.7525% 10/20/14 (l)	471	14
Series 2007-A4 Class A4, 0.3025% 4/22/13 (l)	1,907	1,830
Series 2007-D1 Class D, 1.6725% 1/22/13 (f)(l)	6,136	123
Airspeed Ltd. Series 2007-1A Class C1, 2.7728% 6/15/32 (f)(l)	6,435	2,477
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (f)(l)	517	515
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	$ 183	$ 185
Series 2006-1 Class B1, 5.2% 3/6/11	50	50
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14	812	447
Class E, 6.96% 3/31/16 (f)	3,214	1,607
Series 2007-2M Class A3, 5.22% 4/8/10	210	214
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (l)	96	69
Series 2004-R11 Class M1, 0.9256% 11/25/34 (l)	454	210
Series 2004-R2 Class M3, 0.8156% 4/25/34 (l)	124	52
Series 2005-R2 Class M1, 0.7156% 4/25/35 (l)	1,638	1,160
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (l)	38	10
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (l)	1,012	488
Class M2, 0.8656% 5/25/34 (l)	851	599
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (l)	1,231	375
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (l)	948	15
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (l)	2,117	1,120
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (l)	331	169
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (l)	149	5
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(f)(l)	5,160	0*
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (l)	2,723	2,717
Bear Stearns Asset Backed Securities I Trust Series 2005-3 Class A1, 0.7156% 9/25/35 (l)	74	54
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (f)(l)	212	212
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	998	878
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (l)	1,821	1,702
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (l)	556	505
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class B, 5.26% 10/15/10	364	365
Class D, 7.16% 1/15/13 (f)	2,475	2,277
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust: - continued
Series 2006-2:
Class B, 5.07% 12/15/11	$ 1,265	$ 1,282
Class C, 5.31% 6/15/12	930	907
Series 2007-1 Class C, 5.38% 11/15/12	331	266
Series 2007-SN1 Class D, 6.05% 1/17/12	162	150
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	685	686
Series 2006-C:
Class A3A, 5.07% 7/15/11	17	17
Class A3B, 0.2828% 7/15/11 (l)	60	60
Series 2007-B Class A3A, 5.03% 4/15/12	426	430
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5628% 4/15/13 (f)(l)	2,306	2,217
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (f)(l)	363	73
Class B, 1.0225% 7/20/39 (f)(l)	355	43
Class C, 1.3725% 7/20/39 (f)(l)	456	36
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	670	603
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (l)	905	32
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (l)	572	10
Series 2006-NC3 Class M10, 2.2656% 8/25/36 (f)(l)	855	14
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (l)	127	4
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (l)	251	6
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (l)	1,429	376
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (f)(l)	176	141
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	398	311
Chase Issuance Trust Series 2004-3 Class C, 0.7428% 6/15/12 (l)	421	419
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	217	193
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (l)	607	19
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (l)	4	4
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (l)	91	87
Series 2007-4 Class A1A, 0.3856% 9/25/37 (l)	535	503
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	1,666	0*
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (l)	$ 687	$ 377
Class M4, 1.2356% 4/25/34 (l)	127	64
Series 2004-4 Class M2, 0.7956% 6/25/34 (l)	467	299
Series 2005-3 Class MV1, 0.6856% 8/25/35 (l)	1,621	1,474
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (l)	286	263
CPS Auto Receivables Trust:
Series 2006-D:
Class A3, 5.157% 5/15/11 (f)	31	31
Class A4, 5.115% 8/15/13 (f)	731	716
Series 2007-B Class A3, 5.47% 11/15/11 (f)	210	210
Series 2007-C Class A3, 5.43% 5/15/12 (f)	169	169
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)	3,272	2,865
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (l)	2,306	2,263
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (f)	1,480	1,463
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (l)	31	17
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (l)	231	47
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (l)	4,467	1,357
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0906% 3/25/34 (l)	22	11
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (l)	4,053	3,399
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (l)	208	203
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (l)	56	54
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)	3,428	3,184
Series 2006-C:
Class B, 5.3% 6/15/12	409	414
Class D, 6.89% 5/15/13 (f)	2,428	2,114
Series 2007-A Class D, 7.05% 12/15/13 (f)	1,378	1,213
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (l)	613	398
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	41	33
Class C, 5.41% 7/21/14	363	182
Series 2007-1:
Class A4, 5.03% 2/16/15	286	294
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Franklin Auto Trust: - continued
Series 2007-1:
Class C, 5.43% 2/16/15	$ 350	$ 167
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (l)	57	26
Class M2, 1.0156% 2/25/34 (l)	98	76
Series 2005-A:
Class M3, 0.7556% 1/25/35 (l)	752	176
Class M4, 0.9456% 1/25/35 (l)	289	53
Series 2006-A Class M4, 0.6656% 5/25/36 (l)	462	4
Series 2006-D Class M1, 0.4956% 11/25/36 (l)	184	3
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (f)(l)	2,174	1,626
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,961	1,569
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (f)(l)	274	183
Series 2006-2A:
Class A, 0.4528% 11/15/34 (f)(l)	1,617	970
Class B, 0.5528% 11/15/34 (f)(l)	586	170
Class C, 0.6528% 11/15/34 (f)(l)	970	213
Class D, 1.0228% 11/15/34 (f)(l)	370	59
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (l)	705	684
Class C, 0.5128% 9/17/12 (l)	549	516
Series 2007-1 Class C, 0.5428% 3/15/13 (l)	3,765	3,449
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (l)	751	608
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (l)	421	253
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (f)	845	719
Series 2007-1:
Class B, 5.53% 12/15/14	55	48
Class C, 5.74% 12/15/14	118	94
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(l)	626	46
Class M1, 0.9156% 6/25/34 (l)	2,042	1,076
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (l)	827	32
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (l)	13	6
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSR Mortgage Loan Trust: - continued
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (l)	$ 62	$ 62
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (l)	342	4
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (f)(l)	523	79
Series 2006-3:
Class B, 0.6656% 9/25/46 (f)(l)	519	78
Class C, 0.8156% 9/25/46 (f)(l)	1,211	121
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (l)	0*	0*
Series 2003-2 Class M1, 1.5856% 8/25/33 (l)	292	142
Series 2003-3 Class M1, 1.5556% 8/25/33 (l)	714	344
Series 2003-5 Class A2, 0.9656% 12/25/33 (l)	26	10
Series 2003-7 Class A2, 1.0256% 3/25/34 (l)	1	1*
Series 2004-3 Class M2, 1.9656% 8/25/34 (l)	238	138
Series 2004-7 Class A3, 0.6556% 1/25/35 (l)	0*	0*
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (l)	216	203
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (l)	2,523	2,320
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (l)	12	11
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (l)	1,784	1,772
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (l)	465	267
Class M2, 0.5625% 3/20/36 (l)	770	373
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (l)	1,144	336
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	75	75
Class C, 5.34% 11/15/12	97	98
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (l)	116	2
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (l)	1,144	514
Class MV1, 0.4956% 11/25/36 (l)	928	95
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (l)	326	11
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (l)	804	639
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (l)	303	301
Class 2C, 2.3775% 3/27/42 (l)	2,011	328
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (f)(l)	367	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,274	2,092
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (l)	$ 267	$ 205
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (l)	17	17
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	20	11
Class C, 5.691% 10/20/28 (f)	9	5
Class D, 6.01% 10/20/28 (f)	108	48
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (l)	410	11
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (l)	622	22
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (l)	125	56
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	238	227
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (l)	564	400
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (l)	2,004	1,458
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (l)	44	42
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (l)	2,359	1,158
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (l)	45	9
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (l)	387	259
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (l)	350	133
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (l)	317	127
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (l)	331	52
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (l)	250	245
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (l)	254	1
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (l)	150	3
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (l)	27	6
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (l)	726	593
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (l)	11	10
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (f)(l)(n)	2,480	223
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)	3,249	650
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (n)	1,844	51
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)	265	17
Series 2006-2 Class AIO, 6% 8/25/11 (n)	132	13
Series 2006-3:
Class A1, 0.2956% 9/25/19 (l)	556	548
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-3:
Class AIO, 7.1% 1/25/12 (n)	$ 212	$ 30
Series 2006-4:
Class A1, 0.2956% 3/25/25 (l)	611	587
Class AIO, 6.35% 2/27/12 (n)	673	88
Class D, 1.3656% 5/25/32 (l)	1,537	37
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	905	150
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	769	123
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (l)	1,132	227
Series 2005-D Class M2, 0.7356% 2/25/36 (l)	538	32
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (l)	386	368
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (l)	11	11
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (f)(l)	449	175
Series 2006-1A Class A, 1.6725% 3/20/11 (f)(l)	933	345
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (l)	272	214
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (l)	135	125
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (l)	185	172
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (l)	221	156
Class M3, 1.5156% 9/25/34 (l)	422	111
Class M4, 1.7156% 9/25/34 (l)	542	78
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (l)	318	47
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (l)	1,624	1,068
Class M3, 0.8256% 1/25/35 (l)	379	197
Class M4, 1.0956% 1/25/35 (l)	1,171	190
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (l)	1,440	26
Class M9, 2.1456% 5/25/35 (l)	469	3
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (f)(l)	2,416	2,188
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (f)	302	236
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (l)	407	10
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (l)	206	191
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (l)	$ 4	$ 2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (l)	1,498	745
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (l)	54	1*
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (l)	46	23
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (l)	29	26
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (f)(l)	857	711
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (l)	1,009	202
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (l)	142	92
Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	374	4
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (l)	67	10
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (l)	109	58
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (f)(l)	1,038	277
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (l)	2,596	2,088
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (l)	947	932
Class B, 0.5728% 1/15/12 (l)	790	743
Class C, 0.8728% 1/15/12 (l)	1,217	998
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	832	709
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (l)	2,667	2,574
Class B, 0.4928% 6/15/12 (l)	242	224
Class C, 0.7728% 6/15/12 (l)	145	102
Series 2007-2 Class A, 0.9228% 10/15/12 (l)	1,632	1,557
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (l)	23	8
Series 2003-6HE Class A1, 0.7356% 11/25/33 (l)	29	11
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (f)(l)	1,689	84
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	631	624
Series 2007-A Class A3, 5.28% 2/13/12	1,003	1,011
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (l)	$ 3,156	$ 3,038
Class C, 0.6228% 10/17/11 (l)	3,622	3,395
Series 2007-1 Class C, 0.6428% 6/15/12 (l)	2,910	2,183
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)	557	569
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	233	240
Class D, 5.54% 12/20/12 (f)	332	300
Class E, 7.05% 5/20/14 (f)	3,929	3,198
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	704	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (l)	478	8
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (f)(l)	6,423	5,657
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	6,931	7,185
Series 2007-A5A Class A5, 1.0228% 10/15/14 (f)(l)	1,020	1,015
Series 2007-C1 Class C1, 0.6728% 5/15/14 (f)(l)	3,966	3,865
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	6	0
Series 2006-2 Class A2, 0.3656% 7/25/36 (l)	421	405
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (f)(l)	1,419	170
TOTAL ASSET-BACKED SECURITIES (Cost $143,062)		137,867
Collateralized Mortgage Obligations - 1.7%

Private Sponsor - 1.7%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (f)(l)	2,182	2,130
Class 2M, 0.64% 2/17/52 (f)(l)	1,485	1,430
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (f)(l)	1,133	736
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (l)	1,123	236
Class C, 5.6986% 4/10/49 (l)	2,997	540
Class D, 5.6986% 4/10/49 (l)	1,500	240
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (l)	$ 66	$ 51
Series 2003-L Class 2A1, 5.2191% 1/25/34 (l)	1,432	1,225
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (l)	1,604	1,351
Series 2004-A Class 2A2, 5.4508% 2/25/34 (l)	217	186
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (l)	120	93
Class 2A2, 4.5749% 3/25/34 (l)	907	771
Series 2004-C Class 1A1, 4.097% 4/25/34 (l)	147	121
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (l)	170	131
Class 2A2, 3.8898% 5/25/34 (l)	1,460	1,234
Series 2004-G Class 2A7, 4.2585% 8/25/34 (l)	1,244	1,060
Series 2004-H Class 2A1, 4.469% 9/25/34 (l)	1,176	969
Series 2005-H:
Class 1A1, 4.6982% 9/25/35 (l)	670	524
Class 2A2, 4.805% 9/25/35 (l)	771	348
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(l)(n)	39,136	2,798
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (l)	2,184	1,694
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (f)(l)(n)	2,763	37
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (l)	1,480	1,285
Series 2007-A2 Class 2A1, 5.0375% 7/25/37 (l)	1,634	1,475
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (l)	1,372	1,354
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.189% 8/25/34 (l)	1,321	1,171
Class A4, 3.4368% 8/25/34 (l)	1,127	994
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,533	215
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (f)(l)	1,372	1,158
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (l)	38	38
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (l)	419	169
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (l)	$ 1,170	$ 82
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (l)	27	15
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (l)	18	12
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (l)	1,751	1,461
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (l)	2,725	978
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (l)	331	303
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (l)	42	21
Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (l)	1,461	1,119
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (f)(l)	2,627	2,090
Class C2, 0.98% 10/18/54 (f)(l)	881	573
Class M2, 0.76% 10/18/54 (f)(l)	1,509	1,034
Series 2007-1A Class C2, 1.06% 10/18/54 (f)(l)	183	158
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (f)(l)	2,144	1,501
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (f)(l)	2,469	1,975
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (l)	117	18
Series 2006-1A Class C2, 0.8725% 12/20/54 (f)(l)	5,059	759
Series 2006-2 Class C1, 0.7425% 12/20/54 (l)	4,271	513
Series 2006-3 Class C2, 0.7725% 12/20/54 (l)	890	107
Series 2006-4:
Class B1, 0.3625% 12/20/54 (l)	3,376	1,182
Class C1, 0.6525% 12/20/54 (l)	2,064	310
Class M1, 0.4425% 12/20/54 (l)	889	160
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (l)	1,688	203
Class 1M1, 0.4225% 12/20/54 (l)	1,120	202
Class 2C1, 0.7025% 12/20/54 (l)	768	92
Class 2M1, 0.5225% 12/20/54 (l)	1,438	259
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (l)	1,992	299
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (l)	$ 341	$ 43
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.3491% 9/25/34 (l)	229	164
Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (l)	561	378
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (l)	328	174
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (f)(l)	683	637
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (l)	185	61
Series 2005-1 Class M4, 1.0156% 4/25/35 (l)	20	2
Series 2005-3 Class A1, 0.5056% 8/25/35 (l)	462	215
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	2,602	2,303
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9501% 8/25/36 (l)	1,633	1,215
Series 2004-A1 Class 2A1, 4.4607% 2/25/34 (l)	893	797
Series 2004-A3 Class 4A1, 4.2916% 7/25/34 (l)	2,197	1,933
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (l)	1,646	1,446
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	617	536
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (f)(l)	346	161
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (l)	43	24
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (l)	1,132	389
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	463	342
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (l)	311	5
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (l)	1,579	698
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (f)(l)	190	107
Class C, 0.4628% 6/15/22 (f)(l)	1,173	493
Class D, 0.4728% 6/15/22 (f)(l)	452	126
Class E, 0.4828% 6/15/22 (f)(l)	722	159
Class F, 0.5128% 6/15/22 (f)(l)	1,196	239
Class G, 0.5828% 6/15/22 (f)(l)	271	43
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class H, 0.6028% 6/15/22 (f)(l)	$ 542	$ 76
Class J, 0.6428% 6/15/22 (f)(l)	633	76
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (l)	596	429
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (l)	828	3
Series 2004-A4 Class A1, 3.3459% 8/25/34 (l)	1,786	1,602
Series 2005-A2 Class A7, 4.4821% 2/25/35 (l)	1,782	1,358
Series 2006-A6 Class A4, 5.364% 10/25/33 (l)	1,261	1,084
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	5,874	5,661
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (l)	2,334	1,565
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (l)	2,252	100
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (l)	1,741	1,372
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (l)	414	310
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (l)	3,847	3,011
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (f)(l)	1,712	873
Class B6, 3.1256% 7/10/35 (f)(l)	2,269	1,055
Series 2004-A:
Class B4, 1.4756% 2/10/36 (f)(l)	602	242
Class B5, 1.9756% 2/10/36 (f)(l)	401	151
Series 2004-B:
Class B4, 1.3756% 2/10/36 (f)(l)	416	133
Class B5, 1.8256% 2/10/36 (f)(l)	307	89
Class B6, 2.2756% 2/10/36 (f)(l)	158	39
Series 2004-C:
Class B4, 1.2256% 9/10/36 (f)(l)	553	182
Class B5, 1.6256% 9/10/36 (f)(l)	614	177
Class B6, 2.0256% 9/10/36 (f)(l)	178	41
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	824	729
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.: - continued
sequential payer:
Series 2004-SL3 Class A1, 7% 8/25/16	$ 76	$ 67
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (l)	192	121
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (f)(l)	337	239
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (f)(l)	4	4
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	194	157
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (l)	37	25
Series 2004-7 Class A3B, 1.535% 7/20/34 (l)	24	14
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (l)	262	4
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (f)(l)	66	31
Series 2003-15A Class 4A, 5.4571% 4/25/33 (l)	611	509
Series 2003-20 Class 1A1, 5.5% 7/25/33	542	466
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (l)	2,597	1,234
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (l)	49	47
Series 2003-AR8 Class A, 4.1135% 8/25/33 (l)	910	815
Series 2005-AR3 Class A2, 4.6405% 3/25/35 (l)	2,470	1,963
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.954% 9/25/34 (l)	427	365
Series 2004-W Class A9, 4.5277% 11/25/34 (l)	2,188	1,569
Series 2005-AR12 Class 2A6, 4.046% 7/25/35 (l)	3,200	2,771
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	2,165	1,876
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (l)	1,845	1,539
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (l)	22,415	18,237
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $113,988)		106,291
Commercial Mortgage Securities - 8.0%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (l)	$ 1,605	$ 1,451
Class A2, 6.9094% 2/14/43 (l)	1,009	1,096
Class A3, 6.9594% 2/14/43 (l)	1,089	1,179
Class PS1, 1.556% 2/14/43 (l)(n)	5,243	184
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (l)	1,602	1,580
Series 2006-3 Class A4, 5.889% 7/10/44 (l)	8,540	7,045
Series 2006-4 Class A1, 5.363% 7/10/46 (l)	243	247
Series 2006-5:
Class A1, 5.185% 9/10/47	61	62
Class A2, 5.317% 9/10/47	5,295	5,300
Class A3, 5.39% 9/10/47	1,913	1,835
Series 2006-6 Class A3, 5.369% 12/10/16	2,744	2,333
Series 2007-2 Class A1, 5.421% 4/10/49	173	176
Series 2007-4 Class A3, 5.8115% 2/10/51 (l)	1,368	1,273
Series 2006-6 Class E, 5.619% 10/10/45 (f)	793	102
Series 2007-3:
Class A3, 5.6581% 6/10/49 (l)	2,291	1,932
Class A4, 5.6581% 6/10/49 (l)	2,860	2,191
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	335	341
Series 2001-1 Class A4, 5.451% 1/15/49	3,005	2,581
Series 2004-2:
Class A2, 3.52% 11/10/38	11	11
Class A3, 4.05% 11/10/38	1,856	1,856
Class A4, 4.153% 11/10/38	1,740	1,696
Series 2004-4 Class A3, 4.128% 7/10/42	576	578
Series 2005-1 Class A3, 4.877% 11/10/42	4,728	4,722
Series 2006-1 Class A1, 5.219% 9/10/45 (l)	584	592
Series 2001-3 Class H, 6.562% 4/11/37 (f)	767	732
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	343	226
Class K, 6.15% 5/11/35 (f)	638	490
Series 2002-2 Class XP, 2.0377% 7/11/43 (f)(l)(n)	866	5
Series 2003-2 Class XP, 0.4553% 3/11/41 (f)(l)(n)	11,981	39
Series 2005-3 Series A3B, 5.09% 7/10/43 (l)	4,262	4,082
Series 2005-6 Class A3, 5.1791% 9/10/47 (l)	2,470	2,384
Series 2007-1 Class B, 5.543% 1/15/49	826	176
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5828% 3/15/22 (f)(l)	$ 589	$ 342
Class D, 0.6328% 3/15/22 (f)(l)	597	328
Class E, 0.6728% 3/15/22 (f)(l)	493	256
Class F, 0.7428% 3/15/22 (f)(l)	489	244
Class G, 0.8028% 3/15/22 (f)(l)	317	142
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (f)(l)	882	591
Class D, 0.4828% 10/15/19 (f)(l)	1,077	646
Class E, 0.5128% 10/15/19 (f)(l)	998	549
Class F, 0.5828% 10/15/19 (f)(l)	2,362	1,181
Class G, 0.6028% 10/15/19 (f)(l)	951	428
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (f)(l)	77	38
Series 2004-1:
Class A, 0.6256% 4/25/34 (f)(l)	1,231	874
Class B, 2.1656% 4/25/34 (f)(l)	138	55
Class M1, 0.8256% 4/25/34 (f)(l)	111	65
Class M2, 1.4656% 4/25/34 (f)(l)	102	51
Series 2004-2:
Class A, 0.6956% 8/25/34 (f)(l)	949	665
Class M1, 0.8456% 8/25/34 (f)(l)	172	86
Series 2004-3:
Class A1, 0.6356% 1/25/35 (f)(l)	2,038	1,325
Class A2, 0.6856% 1/25/35 (f)(l)	293	182
Class M1, 0.7656% 1/25/35 (f)(l)	352	179
Class M2, 1.2656% 1/25/35 (f)(l)	177	78
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (f)(l)	1,623	1,060
Class M1, 0.6956% 8/25/35 (f)(l)	86	35
Class M2, 0.7456% 8/25/35 (f)(l)	141	53
Class M3, 0.7656% 8/25/35 (f)(l)	78	27
Class M4, 0.8756% 8/25/35 (f)(l)	72	23
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (f)(l)	636	429
Class A2, 0.6656% 11/25/35 (f)(l)	595	357
Class M1, 0.7056% 11/25/35 (f)(l)	128	53
Class M2, 0.7556% 11/25/35 (f)(l)	96	37
Class M3, 0.7756% 11/25/35 (f)(l)	85	31
Class M4, 0.8656% 11/25/35 (f)(l)	107	37
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (f)(l)	$ 1,485	$ 891
Class B1, 1.6656% 1/25/36 (f)(l)	129	35
Class M1, 0.7156% 1/25/36 (f)(l)	479	225
Class M2, 0.7356% 1/25/36 (f)(l)	144	63
Class M3, 0.7656% 1/25/36 (f)(l)	210	86
Class M4, 0.8756% 1/25/36 (f)(l)	116	43
Class M5, 0.9156% 1/25/36 (f)(l)	116	38
Class M6, 0.9656% 1/25/36 (f)(l)	124	36
Series 2006-1:
Class A2, 0.6256% 4/25/36 (f)(l)	224	128
Class M1, 0.6456% 4/25/36 (f)(l)	136	55
Class M2, 0.6656% 4/25/36 (f)(l)	143	55
Class M3, 0.6856% 4/25/36 (f)(l)	123	45
Class M4, 0.7856% 4/25/36 (f)(l)	70	24
Class M5, 0.8256% 4/25/36 (f)(l)	68	22
Class M6, 0.9056% 4/25/36 (f)(l)	135	42
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (f)(l)	3,934	2,641
Class A2, 0.5456% 7/25/36 (f)(l)	203	118
Class B1, 1.1356% 7/25/36 (f)(l)	129	37
Class B3, 2.9656% 7/25/36 (f)(l)	115	29
Class M1, 0.5756% 7/25/36 (f)(l)	213	86
Class M2, 0.5956% 7/25/36 (f)(l)	150	57
Class M3, 0.6156% 7/25/36 (f)(l)	124	45
Class M4, 0.6856% 7/25/36 (f)(l)	143	49
Class M5, 0.7356% 7/25/36 (f)(l)	103	34
Class M6, 0.8056% 7/25/36 (f)(l)	154	48
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (f)(l)	133	20
Class B2, 1.6156% 10/25/36 (f)(l)	163	20
Class B3, 2.8656% 10/25/36 (f)(l)	156	20
Class M4, 0.6956% 10/25/36 (f)(l)	147	34
Class M5, 0.7456% 10/25/36 (f)(l)	176	35
Class M6, 0.8256% 10/25/36 (f)(l)	345	62
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (f)(l)	730	490
Class A2, 0.5356% 12/25/36 (f)(l)	3,704	1,722
Class B1, 0.9656% 12/25/36 (f)(l)	184	40
Class B2, 1.5156% 12/25/36 (f)(l)	188	37
Class B3, 2.7156% 12/25/36 (f)(l)	197	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-4A:
Class M1, 0.5556% 12/25/36 (f)(l)	$ 237	$ 80
Class M2, 0.5756% 12/25/36 (f)(l)	159	50
Class M3, 0.6056% 12/25/36 (f)(l)	161	47
Class M4, 0.6656% 12/25/36 (f)(l)	192	54
Class M5, 0.7056% 12/25/36 (f)(l)	176	46
Class M6, 0.7856% 12/25/36 (f)(l)	159	38
Series 2007-1:
Class A2, 0.5356% 3/25/37 (f)(l)	796	390
Class B1, 0.9356% 3/25/37 (f)(l)	253	45
Class B2, 1.4156% 3/25/37 (f)(l)	183	27
Class B3, 3.6156% 3/25/37 (f)(l)	502	60
Class M1, 0.5356% 3/25/37 (f)(l)	223	85
Class M2, 0.5556% 3/25/37 (f)(l)	167	53
Class M3, 0.5856% 3/25/37 (f)(l)	221	66
Class M4, 0.6356% 3/25/37 (f)(l)	180	48
Class M5, 0.6856% 3/25/37 (f)(l)	187	45
Class M6, 0.7656% 3/25/37 (f)(l)	260	56
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (f)(l)	1,939	1,125
Class A2, 0.5856% 7/25/37 (f)(l)	1,816	853
Class B1, 1.8656% 7/25/37 (f)(l)	544	79
Class B2, 2.5156% 7/25/37 (f)(l)	474	64
Class B3, 3.6156% 7/25/37 (f)(l)	532	69
Class M1, 0.6356% 7/25/37 (f)(l)	619	217
Class M2, 0.6756% 7/25/37 (f)(l)	322	97
Class M3, 0.7556% 7/25/37 (f)(l)	326	82
Class M4, 0.9156% 7/25/37 (f)(l)	678	136
Class M5, 1.0156% 7/25/37 (f)(l)	599	108
Class M6, 1.2656% 7/25/37 (f)(l)	761	114
Series 2007-3:
Class A2, 0.5556% 7/25/37 (f)(l)	792	391
Class B1, 1.2156% 7/25/37 (f)(l)	478	95
Class B2, 1.8656% 7/25/37 (f)(l)	1,228	209
Class B3, 4.2656% 7/25/37 (f)(l)	637	94
Class M1, 0.5756% 7/25/37 (f)(l)	420	158
Class M2, 0.6056% 7/25/37 (f)(l)	448	156
Class M3, 0.6356% 7/25/37 (f)(l)	722	236
Class M4, 0.7656% 7/25/37 (f)(l)	1,137	331
Class M5, 0.8656% 7/25/37 (f)(l)	576	141
Class M6, 1.0656% 7/25/37 (f)(l)	437	101
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (f)(l)	$ 257	$ 33
Class B2, 3.7156% 9/25/37 (f)(l)	930	112
Class M1, 1.2156% 9/25/37 (f)(l)	247	62
Class M2, 1.3156% 9/25/37 (f)(l)	247	52
Class M4, 1.8656% 9/25/37 (f)(l)	630	107
Class M5, 2.0156% 9/25/37 (f)(l)	630	95
Class M6, 2.2156% 9/25/37 (f)(l)	631	85
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(n)	3,915	61
Series 2007-5A Class IO, 1.5496% 10/25/37 (f)(n)	8,446	726
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (f)(l)	639	307
Class H, 0.9228% 3/15/19 (f)(l)	429	185
Class J, 1.1228% 3/15/19 (f)(l)	323	123
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (f)(l)	489	244
Class E, 0.5728% 3/15/22 (f)(l)	2,544	1,179
Class F, 0.6228% 3/15/22 (f)(l)	1,561	668
Class G, 0.6728% 3/15/22 (f)(l)	401	157
Class H, 0.8228% 3/15/22 (f)(l)	489	176
Class J, 0.9728% 3/15/22 (f)(l)	489	137
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	778	798
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,702	1,714
Series 2005-PWR9 Class A2, 4.735% 9/11/42	8,685	8,696
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,773	1,580
Series 2006-T24 Class A1, 4.905% 10/12/41 (l)	202	205
Series 2007 PW17 Class A4, 5.694% 6/11/50	14,079	12,443
Series 2007-PW16 Class A4, 5.7167% 6/11/40 (l)	803	689
Series 2007-PW17 Class A1, 5.282% 6/11/50	757	763
Series 2007-PW18 Class A2, 5.613% 6/11/50	11,400	11,301
Series 2007-T26 Class A1, 5.145% 1/12/45 (l)	471	474
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (f)(l)(n)	12,856	105
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,842	4,584
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (f)(l)(n)	19,965	410
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A1, 5.415% 4/12/38 (l)	$ 231	$ 234
Class A4, 5.4634% 4/12/38 (l)	172	163
Series 2007-PW15 Class A1, 5.016% 2/11/44	379	381
Series 2007-PW16:
Class B, 5.713% 6/11/40 (f)	220	64
Class C, 5.713% 6/11/40 (f)	183	46
Class D, 5.713% 6/11/40 (f)	183	44
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (f)(l)(n)	136,744	1,840
Series 2007-T28 Class X2, 0.1821% 9/11/42 (f)(l)(n)	68,708	458
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (f)(l)	823	426
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,612	1,576
Class XCL, 2.3511% 5/15/35 (f)(l)(n)	22,160	821
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	550	548
Class F, 7.734% 1/15/32	298	296
Series 2000-3 Class G 6.887% 10/15/32 (f)	5,748	3,647
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(l)	1,395	1,455
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (f)(l)	490	147
Class G, 0.6028% 11/15/36 (f)(l)	408	114
Class H, 0.6428% 11/15/36 (f)(l)	327	82
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	2,332	816
Series 2007-C6:
Class A1, 5.622% 12/10/49 (l)	463	474
Class A2, 5.6994% 12/10/49 (l)	1,370	1,370
Class A4, 5.6994% 12/10/49 (l)	3,103	2,697
Series 2007-FL3A Class A2, 0.4128% 4/15/22 (f)(l)	4,955	2,973
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (l)	572	511
Series 2007-CD4:
Class A1, 4.977% 12/11/49	372	376
Class A2A, 5.237% 12/11/49	1,221	1,213
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,336	1,240
Class C, 5.476% 12/11/49	2,583	194
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48	$ 173	$ 173
Series 2007-C2 Class A1, 5.064% 4/15/47 (l)	198	201
Series 2007-C3 Class A3, 5.8202% 5/15/46 (l)	1,372	1,252
Series 2006-C1 Class B, 5.359% 8/15/48	4,116	700
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (f)(l)	3,073	1,813
Class C, 0.5428% 4/15/17 (f)(l)	1,104	640
Class D, 0.5828% 4/15/17 (f)(l)	753	395
Class E, 0.6428% 4/15/17 (f)(l)	240	115
Class F, 0.6828% 4/15/17 (f)(l)	136	61
Class G, 0.8228% 4/15/17 (f)(l)	136	57
Class H, 0.8928% 4/15/17 (f)(l)	136	56
Class J, 1.1228% 4/15/17 (f)(l)	104	42
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (f)(l)	2,165	1,050
Class D, 0.6128% 11/15/17 (f)(l)	113	60
Class E, 0.6628% 11/15/17 (f)(l)	399	202
Class F, 0.7228% 11/15/17 (f)(l)	305	147
Class G, 0.7728% 11/15/17 (f)(l)	211	97
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (f)(l)	1,955	987
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (l)	129	130
Series 2006-C8:
Class A1, 5.11% 12/10/46	60	60
Class A3, 5.31% 12/10/46	3,910	3,527
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,319	2,244
Series 2007-C9 Class A4, 5.8162% 12/10/49 (l)	3,036	2,669
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (f)(l)(n)	2,439	27
Series 2006-C8:
Class B, 5.44% 12/10/46	2,376	683
Class XP, 0.4956% 12/10/46 (l)(n)	13,427	205
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (l)	472	474
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	447	454
Class AJ, 5.373% 12/15/39	2,778	1,046
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2:
Class A1, 5.269% 1/15/49	$ 123	$ 125
Class A3, 5.542% 1/15/49 (l)	2,744	1,997
Series 2007-C3:
Class A1, 5.664% 6/15/39 (l)	252	257
Class A4, 5.7229% 6/15/39 (l)	825	604
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,809	7,570
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (l)(n)	8,533	181
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	1,242	914
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (f)(l)	4,895	1,224
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36	1,372	1,382
Series 2002-CP5 Class A1, 4.106% 12/15/35	101	102
Series 2004-C1:
Class A3, 4.321% 1/15/37	463	468
Class A4, 4.75% 1/15/37	639	623
Series 1998-C1 Class D, 7.17% 5/17/40	1,436	1,483
Series 1999-C1 Class E, 8.1143% 9/15/41 (l)	1,418	1,413
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (l)(n)	3,986	64
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (f)(l)(n)	12,794	381
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (f)(l)(n)	7,676	34
Series 2004-C1 Class ASP, 0.953% 1/15/37 (f)(l)(n)	74,214	992
Series 2006-C1 Class A3, 5.5509% 2/15/39 (l)	7,244	7,072
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4228% 2/15/22 (f)(l)	519	234
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (f)(l)	1,479	562
0.5428% 2/15/22 (f)(l)	528	158
Class F, 0.5928% 2/15/22 (f)(l)	1,056	285
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	146	148
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (l)(n)	26,883	385
Class B, 5.487% 2/15/40 (f)(l)	2,097	304
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	$ 489	$ 441
Class G, 6.936% 3/15/33 (f)	903	762
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,821	4,934
Series 2001-1 Class X1, 1.0483% 5/15/33 (f)(l)(n)	14,187	199
Series 2004-C1 Class X2, 1.3053% 11/10/38 (f)(l)(n)	7,350	99
Series 2005-C1 Class B, 4.846% 6/10/48 (l)	392	126
Series 2007-C1 Class XP, 0.2088% 12/10/49 (l)(n)	26,983	193
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8723% 12/10/38 (f)(l)(n)	8,430	62
Series 2004-C3 Class X2, 0.6224% 12/10/41 (l)(n)	5,617	68
Series 2005-C1 Class X2, 0.6559% 5/10/43 (l)(n)	7,478	93
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (f)(l)	516	238
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	876	883
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,358	1,381
Class A2, 5.597% 12/10/49	2,744	2,639
Series 2007-GG9:
Class A1, 5.233% 3/10/39	342	348
Class A4, 5.444% 3/10/39	3,989	3,404
Series 2003-C1 Class XP, 2.2423% 7/5/35 (f)(l)(n)	4,449	67
Series 2003-C2 Class XP, 1.1772% 1/5/36 (f)(l)(n)	10,134	88
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (f)(l)(n)	27,415	461
Series 2006-GG7:
Class A3, 5.9166% 7/10/38 (l)	3,617	3,437
Class A4, 5.9166% 7/10/38 (l)	10,620	9,274
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(n)	34,576	373
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (f)(l)	69	51
Class D, 0.5556% 6/6/20 (f)(l)	327	173
Class E, 0.6456% 6/6/20 (f)(l)	379	193
Class F, 0.7156% 6/6/20 (f)(l)	662	305
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (f)(l)	1,304	991
Class D, 0.6456% 3/6/20 (f)(l)	8,605	6,454
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class F, 0.7556% 3/6/20 (f)(l)	$ 107	$ 78
Class G, 0.7956% 3/6/20 (f)(l)	54	39
Class H, 0.9256% 3/6/20 (f)(l)	600	414
Class J, 1.1256% 3/6/20 (f)(l)	860	576
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	425	423
Series 2001-LIBA Class C, 6.733% 2/14/16 (f)	678	728
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (f)(l)(n)	31,039	483
Series 2006-GG6 Class A2, 5.506% 4/10/38 (l)	8,045	8,082
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	2,058	2,044
Class A4, 5.56% 11/10/39 (l)	10,543	9,258
Series 2007-GG10:
Class A1, 5.69% 8/10/45	191	195
Class A2, 5.778% 8/10/45	654	652
Class A4, 5.8051% 8/10/45 (l)	417	326
Series 2007-GG10 Class B, 5.8051% 8/10/45 (l)	1,715	371
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1524% 1/15/38 (f)(l)(n)	2,259	25
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (f)(l)(n)	2,355	31
Series 2006-LDP7 Class A4, 5.875% 4/15/45 (l)	9,200	8,039
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4428% 11/15/18 (f)(l)	1,148	609
Class C, 0.4828% 11/15/18 (f)(l)	815	417
Class D, 0.5028% 11/15/18 (f)(l)	257	112
Class E, 0.5528% 11/15/18 (f)(l)	370	160
Class F, 0.6028% 11/15/18 (f)(l)	556	234
Class G, 0.6328% 11/15/18 (f)(l)	484	207
Class H, 0.7728% 11/15/18 (f)(l)	370	131
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (l)	4,080	3,681
Series 2006-CB15 Class A3, 5.819% 6/12/43 (l)	2,066	1,911
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,102	991
Series 2006-LDP8 Class A4, 5.399% 5/15/45	874	726
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (l)	652	618
Series 2007-CB19 Class A4, 5.7476% 2/12/49 (l)	4,812	3,985
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,844	5,612
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (l)	$ 3,852	$ 3,846
Class A4, 5.7978% 6/15/49 (l)	2,036	1,722
Series 2007-LDP10 Class A1, 5.122% 1/15/49	136	138
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,776	3,170
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (l)	1,235	272
Series 2005-CB13 Class E, 5.3498% 1/12/43 (f)(l)	694	118
Series 2006-CB17 Class A3, 5.45% 12/12/43	391	370
Series 2007-CB19:
Class B, 5.7442% 2/12/49	117	34
Class C, 5.7462% 2/12/49	307	77
Class D, 5.7462% 2/12/49	322	77
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (l)	262	62
Class CS, 5.466% 1/15/49 (l)	113	25
Class ES, 5.5454% 1/15/49 (f)(l)	709	87
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	566	561
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	1,485	1,525
Series 2007-C3:
Class F, 5.9498% 7/15/44 (l)	272	28
Class G, 6.1497% 7/15/44 (f)(l)	481	45
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C2 Class A2, 6.653% 11/15/27	263	275
Series 2001-C3 Class A1, 6.058% 6/15/20	97	100
Series 2006-C1:
Class A2, 5.084% 2/15/31	658	657
Class A4, 5.156% 2/15/31	521	469
Series 2006-C3 Class A1, 5.478% 3/15/39	117	119
Series 2006-C6:
Class A1, 5.23% 9/15/39	200	203
Class A2, 5.262% 9/15/39 (l)	2,394	2,405
Series 2006-C7:
Class A1, 5.279% 11/15/38	146	148
Class A2, 5.3% 11/15/38	1,509	1,504
Class A3, 5.347% 11/15/38	1,022	901
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A1, 5.391% 2/15/40 (l)	$ 191	195
Class A4, 5.424% 2/15/40	6,714	5,096
Series 2007-C2:
Class A1, 5.226% 2/15/40	179	182
Class A3, 5.43% 2/15/40	661	507
Series 2000-C5 Class E, 7.29% 12/15/32	96	95
Series 2001-C3 Class B, 6.512% 6/15/36	2,652	2,752
Series 2001-C7 Class D, 6.514% 11/15/33	1,509	1,415
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (f)(l)(n)	5,757	42
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (f)(l)(n)	14,791	216
Series 2004-C4 Class A2, 4.567% 6/15/29 (l)	329	330
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (l)(n)	4,625	81
Series 2006-C3 Class A3 5.689% 3/15/32	620	596
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (l)(n)	8,504	162
Series 2007-C1:
Class C, 5.533% 2/15/40 (l)	3,018	643
Class D, 5.563% 2/15/40 (l)	549	107
Class E, 5.582% 2/15/40 (l)	274	51
Class XCP, 0.4737% 2/15/40 (l)(n)	3,348	48
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,714	1,364
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,486	3,690
Class XCP, 0.3054% 9/15/45 (l)(n)	112,874	1,327
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	392	391
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	2,077	1,682
Class C, 4.13% 11/20/37 (f)	5,919	4,025
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (f)(l)	440	176
Class E, 0.5628% 9/15/21 (f)(l)	1,586	476
Class F, 0.6128% 9/15/21 (f)(l)	906	249
Class G, 0.6328% 9/15/21 (f)(l)	1,791	448
Class H, 0.6728% 9/15/21 (f)(l)	462	104
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,435	2,658
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	$ 218	$ 219
Series 2005-CIP1 Class A2, 4.96% 7/12/38	4,410	4,461
Series 2007-C1 Class A1, 4.533% 6/12/50	1,065	1,072
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (l)	2,253	2,256
Series 2005-LC1 Class F, 5.3781% 1/12/44 (f)(l)	1,194	251
Series 2006-C1 Class A2, 5.6114% 5/12/39 (l)	1,935	1,952
Series 2007-C1 Class A4, 5.8286% 6/12/50 (l)	5,194	4,013
Series 2008-C1 Class A4, 5.69% 2/12/51	2,929	2,259
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (l)	639	527
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,460	1,371
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	1,179	1,059
Series 2007-5:
Class A1, 4.275% 8/12/48	103	103
Class A3, 5.364% 8/12/48	535	452
Class A4, 5.378% 8/12/48	55	40
Class B, 5.479% 2/12/17	4,116	853
Series 2007-6 Class A1, 5.175% 3/12/51	120	122
Series 2007-7 Class A4, 5.7487% 6/12/50 (l)	4,802	3,487
Series 2007-8 Class A1, 4.622% 8/12/49	362	365
Series 2006-2 Class A4, 5.9092% 6/12/46 (l)	833	792
Series 2006-4 Class XP, 0.6228% 12/12/49 (l)(n)	28,866	617
Series 2007-6 Class B, 5.635% 3/12/51 (l)	1,372	307
Series 2007-7 Class B, 5.75% 6/12/50	1,765	402
Series 2007-8 Class A3, 5.957% 8/12/49 (l)	1,183	904
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (f)(l)	23	21
Class H, 0.663% 8/15/19 (f)(l)	109	84
Class J, 0.733% 8/15/19 (f)(l)	82	59
Series 2006-XLF:
Class C, 1.473% 7/15/19 (f)(l)	653	65
Class F, 0.593% 7/15/19 (f)(l)	1,321	1,057
Class G, 0.633% 7/15/19 (f)(l)	750	390
Series 2007-XCLA Class A1, 0.473% 7/17/17 (f)(l)	2,155	1,185
Series 2007-XLCA Class B, 0.7728% 7/17/17 (f)(l)	1,792	90
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (f)(l)	$ 788	$ 252
Class D, 0.463% 10/15/20 (f)(l)	529	132
Class E, 0.523% 10/15/20 (f)(l)	662	132
Class F, 0.573% 10/15/20 (f)(l)	397	72
Class G, 0.613% 10/15/20 (f)(l)	491	108
Class H, 0.703% 10/15/20 (f)(l)	309	31
Class J, 0.853% 10/15/20 (f)(l)	353	28
Class MHRO, 0.963% 10/15/20 (f)(l)	424	47
Class MJPM, 1.273% 10/15/20 (f)(l)	167	15
Class MSTR, 0.973% 10/15/20 (f)(l)	300	42
Class NHRO, 1.163% 10/15/20 (f)(l)	641	58
Class NSTR, 1.123% 10/15/20 (f)(l)	276	30
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (f)(l)(n)	4,662	69
Series 2004-HQ3 Class A2, 4.05% 1/13/41	387	391
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,037	1,998
Series 2006-HQ10 Class A4, 5.328% 11/12/41	4,496	4,019
Series 2006-HQ8 Class A1, 5.124% 3/12/44	23	23
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	326	331
Class A31, 5.439% 2/12/44 (l)	10,884	10,114
Series 2007-IQ13 Class A1, 5.05% 3/15/44	330	334
Series 2007-IQ14 Class A1, 5.38% 4/15/49	306	312
Series 2007-IQ15 Class A4, 5.8806% 6/11/49 (l)	6,250	4,954
Series 2007-IQ16 Class A4, 5.809% 12/12/49	13,930	11,936
Series 2007-T25:
Class A1, 5.391% 11/12/49	185	188
Class A2, 5.507% 11/12/49	1,349	1,307
Series 2007-T27 Class A4, 5.804% 6/11/42	5,025	4,626
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (f)(l)(n)	9,930	115
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (f)(l)(n)	16,777	372
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (f)(l)(n)	6,588	89
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (l)	2,128	2,066
Series 2006-HQ9 Class B, 5.832% 7/12/44 (l)	2,036	649
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (l)	2,277	2,177
Class A4, 5.7705% 10/15/42 (l)	412	352
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ12 Class B, 5.468% 12/15/43	$ 1,372	$ 403
Series 2006-T23 Class A3, 5.8075% 8/12/41 (l)	700	656
Series 2007-HQ11 Class B, 5.538% 2/20/44 (l)	2,488	685
Series 2007-HQ12:
Class A4, 5.6318% 4/12/49 (l)	7,259	5,663
Series A1, 5.519% 4/12/49 (l)	522	532
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	2,058	1,602
Class AAB, 5.654% 4/15/49	3,010	2,733
Class B, 5.914% 4/15/49	337	93
Series 2007-T25 Class A3, 5.514% 11/12/49	33,625	30,383
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (f)(l)	2,423	121
Class D, 0.9728% 7/17/17 (f)(l)	1,140	57
Class E, 1.0728% 7/17/17 (f)(l)	927	46
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	38	40
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (f)	131	130
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (f)(l)	66	60
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	208	221
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	1,166	1,233
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (f)(l)	1,013	608
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (f)(l)	1,377	413
Class F, 0.6281% 8/11/18 (f)(l)	1,490	298
Class G, 0.6481% 8/11/18 (f)(l)	1,411	212
Class J, 0.8881% 8/11/18 (f)(l)	314	31
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (f)(l)	105	21
Class AP2, 1.0728% 6/15/20 (f)(l)	175	26
Class F, 0.7528% 6/15/20 (f)(l)	3,396	679
Class LXR1, 0.9728% 6/15/20 (f)(l)	169	34
Class LXR2, 1.0728% 6/15/20 (f)(l)	2,315	231
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	$ 450	$ 457
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	2,938	2,979
Series 2006-C27 Class A2, 5.624% 7/15/45	1,226	1,226
Series 2006-C29:
Class A1, 5.11% 11/15/48	630	640
Class A3, 5.313% 11/15/48	3,644	3,339
Series 2007-C30:
Class A1, 5.031% 12/15/43	195	197
Class A3, 5.246% 12/15/43	1,178	1,136
Class A4, 5.305% 12/15/43	403	322
Class A5, 5.342% 12/15/43	1,468	1,040
Series 2007-C31:
Class A1, 5.14% 4/15/47	70	71
Class A4, 5.509% 4/15/47	3,101	2,343
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (l)	1,646	1,614
Class A3, 5.9289% 6/15/49 (l)	19,610	15,299
Series 2003-C6 Class G, 5.125% 8/15/35 (f)	652	333
Series 2003-C8 Class XP, 0.3689% 11/15/35 (f)(l)(n)	3,691	17
Series 2003-C9 Class XP, 0.4822% 12/15/35 (f)(l)(n)	3,724	22
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (f)(l)	1,055	971
Class 180B, 5.3979% 10/15/41 (f)(l)	480	446
Series 2005-C19 Class B, 4.892% 5/15/44	1,372	549
Series 2005-C22:
Class B, 5.3549% 12/15/44 (l)	3,042	913
Class F, 5.3549% 12/15/44 (f)(l)	2,288	297
Series 2006-C29 Class E, 5.516% 11/15/48 (l)	1,372	172
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	4,116	453
Class D, 5.513% 12/15/43 (l)	2,195	220
Class XP, 0.4317% 12/15/43 (f)(l)(n)	16,872	255
Series 2007-C31 Class C, 5.693% 4/15/47 (l)	5,657	707
Series 2007-C31A Class A2, 5.421% 4/15/47	1,580	1,537
Series 2007-C32:
Class D, 5.7405% 6/15/49 (l)	1,031	113
Class E, 5.7405% 6/15/49 (l)	1,625	171
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (l)	$ 908	$ 702
Series 2007-C33 Class B, 5.9023% 2/15/51 (l)	2,307	358
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $470,360)		494,698
Municipal Securities - 0.8%

California Gen. Oblig.:
7.5% 4/1/34	20,125	21,370
7.55% 4/1/39	24,527	26,297
TOTAL MUNICIPAL SECURITIES (Cost $45,135)		47,667
Foreign Government and Government Agency Obligations - 0.1%

Ontario Province 4.1% 6/16/14 (Cost $7,985)	7,970	8,369
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $514)	516	526
Fixed-Income Funds - 18.9%
	Shares
Fidelity Corporate Bond 1-5 Year Central Fund (m)	1,323,107	135,341
Fidelity Mortgage Backed Securities Central Fund (m)	8,807,786	897,601
Fidelity Specialized High Income Central Fund (m)	1,563,591	139,519
TOTAL FIXED-INCOME FUNDS (Cost $1,167,887)		1,172,461
Preferred Securities - 0.1%
	Principal Amount (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (l) (Cost $4,291)	$ 4,291	3,968
Cash Equivalents - 3.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 23,424	$ 23,424
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (b)	171,401	171,400
TOTAL CASH EQUIVALENTS (Cost $194,824)		194,824
TOTAL INVESTMENT PORTFOLIO - 110.8% (Cost $6,786,891)		6,877,999
NET OTHER ASSETS - (10.8)%		(670,488)
NET ASSETS - 100%		$ 6,207,511
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (j)	Oct. 2034	$ 878	(659)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)	Sept. 2034	868	(821)
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	13,600	197
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%

	Sept. 2013	$ 10,650	$ 661
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,116,000) (k)	Sept. 2037	9,045	(8,819)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $5,250,000) (k)	Sept. 2037	24,580	(23,965)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,302,000) (k)	Sept. 2037	5,506	(5,368)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $4,231,000) (k)	Sept. 2037	18,386	(17,926)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,754,000) (k)	Sept. 2037	10,029	(9,778)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,716,000) (k)

	Sept. 2037	$ 16,419	$ (16,009)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (j)	August 2034	682	(499)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (j)	Oct. 2034	815	(582)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (j)	April 2032	262	(144)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (j)	March 2034	38	(5)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (j)	Feb. 2034	4	(3)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (j)

	Sept. 2010	$ 11,200	$ (129)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (j)	March 2013	13,500	(2,603)
TOTAL CREDIT DEFAULT SWAPS		136,462	(86,452)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9475% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	150,000	620
Receive semi-annually a fixed rate equal to 2.333% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	60,000	760
TOTAL INTEREST RATE SWAPS		210,000	1,380
		$ 346,462	$ (85,072)
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $485,835,000 or 7.8% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.

(i) Security or a portion of the security has been segregated as collateral for swap agreements. At the period end, the value of securities pledged amounted to $116,791,000 of which $26,964,000 is segregated at the custodian for terminated contracts with Lehman Brothers Special Financing, Inc.

(j) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(l) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$23,424,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 4,028
Banc of America Securities LLC	2,005
Bank of America, NA	5,014
Deutsche Bank Securities, Inc.	2,206
ING Financial Markets LLC	645
J.P. Morgan Securities, Inc.	4,011
Mizuho Securities USA, Inc.	2,005
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Morgan Stanley & Co., Inc.	$ 1,003
Societe Generale, New York Branch	2,507
$ 23,424
$171,400,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 171,400
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,933
Fidelity Commercial Mortgage-Backed Securities Central Fund	24,415
Fidelity Corporate Bond 1-5 Year Central Fund	13,144
Fidelity Mortgage Backed Securities Central Fund	74,046
Fidelity Specialized High Income Central Fund	13,299
Fidelity Ultra-Short Central Fund	5,849
Total	$ 135,686
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 273,953	$ 4,002	$ 253,325*	$ -	0.0%
Fidelity Commercial Mortgage-Backed Securities Central Fund	804,720	20,444	674,829*	-	0.0%
Fidelity Corporate Bond 1-5 Year Central Fund	454,435	8,948	314,864*	135,341	40.8%
Fidelity Mortgage Backed Securities Central Fund	1,998,004	56,270	1,212,669*	897,601	11.6%
Fidelity Specialized High Income Central Fund	195,170	38,592	80,902*	139,519	34.1%
Fidelity Ultra-Short Central Fund	806,565	-	678,425*	-	0.0%
Total	$ 4,532,847	$ 128,256	$ 3,215,014	$ 1,172,461
*Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 137,867	$ -	$ 118,482	$ 19,385
Cash Equivalents	194,824	-	194,824	-
Collateralized Mortgage Obligations	106,291	-	97,452	8,839
Commercial Mortgage Securities	494,698	-	444,739	49,959
Corporate Bonds	1,862,229	-	1,862,229	-
Fixed-Income Funds	1,172,461	1,172,461	-	-
Foreign Government and Government Agency Obligations	8,369	-	8,369	-
Municipal Securities	47,667	-	47,667	-
Preferred Securities	3,968	-	3,968	-
Supranational Obligations	526	-	526	-
U.S. Government Agency - Mortgage Securities	1,346,827	-	1,346,827	-
U.S. Government and Government Agency Obligations	1,502,272	-	1,502,272	-
Total Investments in Securities:	$ 6,877,999	$ 1,172,461	$ 5,627,355	$ 78,183
Derivative Instruments:
Assets
Swap Agreements	$ 2,238	$ -	$ 2,238	$ -
Total Assets	$ 2,238	$ -	$ 2,238	$ -
Liabilities
Swap Agreements	$ (87,310)	$ -	$ (85,677)	$ (1,633)
Total Liabilities	$ (87,310)	$ -	$ (85,677)	$ (1,633)
Total Derivative Instruments:	$ (85,072)	$ -	$ (83,439)	$ (1,633)
Other Financial Instruments
Forward commitments	$ (3,255)	$ -	$ (3,255)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities: Asset-Backed Securities
Beginning Balance	$ 500
Total Realized Gain (Loss)	(4,217)
Total Unrealized Gain (Loss)	7,546
Cost of Purchases	32,120
Proceeds of Sales	(12,592)
Amortization/Accretion	(7,857)
Transfers in/out of Level 3	3,885
Ending Balance	$ 19,385
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (266)
Collateralized Mortgage Obligations
Beginning Balance	$ 214
Total Realized Gain (Loss)	(2,065)
Total Unrealized Gain (Loss)	5,413
Cost of Purchases	8,595
Proceeds of Sales	(4,849)
Amortization/Accretion	(4,719)
Transfers in/out of Level 3	6,250
Ending Balance	$ 8,839
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ 2,284
Commercial Mortgage Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(4,817)
Total Unrealized Gain (Loss)	(7,237)
Cost of Purchases	64,066
Proceeds of Sales	(24,538)
Amortization/Accretion	857
Transfers in/out of Level 3	21,628
Ending Balance	$ 49,959
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (7,237)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (38,155)
Total Unrealized Gain (loss)	36,477
Transfers in/out of Level 3	45
Ending Balance	$ (1,633)
Realized gain (loss) on Swap Agreements for the period	$ (39,699)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ 430

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received or delivered through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 858	$ (87,310)
Interest Rate Risk
Swap Agreements (a)	1,380	-
Total Value of Derivatives	$ 2,238	$ (87,310)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $306,346,000 of which $1,926,000, $1,000, $107,986,000, $17,287,000 and $179,146,000 will expire on August 31, 2010, 2013, 2014, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $393,883,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $167,291 and repurchase agreements of $194,824) - See accompanying schedule: Unaffiliated issuers (cost $5,619,004)	$ 5,705,538
Fidelity Central Funds (cost $1,167,887)	1,172,461
Total Investments (cost $6,786,891)		$ 6,877,999
Commitment to sell securities on a delayed delivery basis	(504,015)
Receivable for securities sold on a delayed delivery basis	500,760	(3,255)
Receivable for investments sold, regular delivery		113,247
Receivable for swap agreements		17
Receivable for fund shares sold		11,575
Interest receivable		47,502
Distributions receivable from Fidelity Central Funds		5,017
Unrealized appreciation on swap agreements		2,238
Other receivables		92
Total assets		7,054,432

Liabilities
Payable for investments purchased Regular delivery	$ 74,579
Delayed delivery	502,745
Payable for swap agreements	1,164
Payable for fund shares redeemed	4,952
Distributions payable	1,449
Unrealized depreciation on swap agreements	87,310
Accrued management fee	1,615
Distribution fees payable	69
Other affiliated payables	688
Other payables and accrued expenses	950
Collateral on securities loaned, at value	171,400
Total liabilities		846,921

Net Assets		$ 6,207,511
Net Assets consist of:
Paid in capital		$ 7,009,801
Undistributed net investment income		11,786
Accumulated undistributed net realized gain (loss) on investments		(830,068)
Net unrealized appreciation (depreciation) on investments		15,992
Net Assets		$ 6,207,511

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($144,651 ÷ 20,983 shares)	$ 6.89

Maximum offering price per share (100/96.00 of $6.89)	$ 7.18
Class T: Net Asset Value and redemption price per share ($46,370 ÷ 6,723 shares)	$ 6.90

Maximum offering price per share (100/96.00 of $6.90)	$ 7.19
Class B: Net Asset Value and offering price per share ($11,053 ÷ 1,602 shares)A	$ 6.90

Class C: Net Asset Value and offering price per share ($27,099 ÷ 3,926 shares)A	$ 6.90

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,951,245 ÷ 862,743 shares)	$ 6.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,093 ÷ 3,924 shares)	$ 6.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Dividends		$ 623
Interest		278,835
Income from Fidelity Central Funds		135,686
Total income		415,144

Expenses
Management fee	$ 24,290
Transfer agent fees	7,788
Distribution fees	671
Fund wide operations fee	2,276
Independent trustees' compensation	29
Miscellaneous	896
Total expenses before reductions	35,950
Expense reductions	(38)	35,912
Net investment income		379,232
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,549
Redemption in-kind with affiliated entities	(319,897)
Fidelity Central Funds	(669,026)
Swap agreements	(52,031)
Total net realized gain (loss)		(986,405)
Change in net unrealized appreciation (depreciation) on: Investment securities	668,055
Swap agreements	47,885
Delayed delivery commitments	(940)
Total change in net unrealized appreciation (depreciation)		715,000
Net gain (loss)		(271,405)
Net increase (decrease) in net assets resulting from operations		$ 107,827

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 379,232	$ 545,862
Net realized gain (loss)	(986,405)	(26,541)
Change in net unrealized appreciation (depreciation)	715,000	(414,694)
Net increase (decrease) in net assets resulting from operations	107,827	104,627
Distributions to shareholders from net investment income	(394,409)	(516,873)
Distributions to shareholders from net realized gain	-	(11,157)
Total distributions	(394,409)	(528,030)
Share transactions - net increase (decrease)	(3,508,737)	(1,526,467)
Total increase (decrease) in net assets	(3,795,319)	(1,949,870)

Net Assets
Beginning of period	10,002,830	11,952,700
End of period (including undistributed net investment income of $11,786 and undistributed net investment income of $33,213, respectively)	$ 6,207,511	$ 10,002,830

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,

2009

2008

2007

2006 L

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Income from Investment Operations
Net investment income E	.303	.331	.353	.118	.298	.237
Net realized and unrealized gain (loss)	.007 H	(.303)	(.161)	.092	(.206)	.131
Total from investment operations	.310	.028	.192	.210	.092	.368
Distributions from net investment income	(.310)	(.311)	(.352)	(.100)	(.282)	(.238)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.310)	(.318)	(.362)	(.100)	(.352)	(.338)
Net asset value, end of period	$ 6.89	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.50
Total Return B, C, D	4.89%	.36%	2.61%	2.92%	1.23%	5.03%
Ratios to Average Net Assets F, I
Expenses before reductions	.79%	.80%	.75%	.71% A	.71%	.83%
Expenses net of fee waivers, if any	.79%	.80%	.75%	.71% A	.71%	.83%
Expenses net of all reductions	.79%	.80%	.74%	.71% A	.71%	.83%
Net investment income	4.67%	4.67%	4.83%	4.86% A	4.04%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$ 145	$ 79	$ 79	$ 46	$ 37	$ 31
Portfolio turnover rate G	119%J, M	231%	181% M	206% A, J	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,

2009

2008

2007

2006 L

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.302	.332	.350	.116	.290	.230
Net realized and unrealized gain (loss)	.016 H	(.303)	(.163)	.091	(.216)	.141
Total from investment operations	.318	.029	.187	.207	.074	.371
Distributions from net investment income	(.308)	(.312)	(.347)	(.097)	(.274)	(.231)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.308)	(.319)	(.357)	(.097)	(.344)	(.331)
Net asset value, end of period	$ 6.90	$ 6.89	$ 7.18	$ 7.35	$ 7.24	$ 7.51
Total Return B, C, D	5.02%	.36%	2.54%	2.89%	.98%	5.07%
Ratios to Average Net Assets F, I
Expenses before reductions	.82%	.80%	.80%	.82% A	.83%	.93%
Expenses net of fee waivers, if any	.82%	.80%	.80%	.82% A	.83%	.93%
Expenses net of all reductions	.82%	.79%	.79%	.81% A	.83%	.93%
Net investment income	4.65%	4.67%	4.77%	4.76% A	3.92%	3.07%
Supplemental Data
Net assets, end of period (in millions)	$ 46	$ 53	$ 68	$ 59	$ 57	$ 48
Portfolio turnover rate G	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,

2009

2008

2007

2006 L

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.257	.281	.299	.099	.239	.180
Net realized and unrealized gain (loss)	.016 H	(.313)	(.164)	.102	(.216)	.140
Total from investment operations	.273	(.032)	.135	.201	.023	.320
Distributions from net investment income	(.263)	(.261)	(.295)	(.081)	(.223)	(.180)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.263)	(.268)	(.305)	(.081)	(.293)	(.280)
Net asset value, end of period	$ 6.90	$ 6.89	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Total Return B, C, D	4.29%	(.49)%	1.83%	2.79%	.28%	4.37%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%	1.50%	1.50%	1.50% A	1.51%	1.64%
Expenses net of fee waivers, if any	1.51%	1.50%	1.50%	1.50% A	1.51%	1.60%
Expenses net of all reductions	1.51%	1.50%	1.50%	1.50% A	1.51%	1.59%
Net investment income	3.95%	3.96%	4.07%	4.07% A	3.24%	2.40%
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 9	$ 10	$ 9	$ 9	$ 9
Portfolio turnover rate G	119% J, M	231%	181% M	206% A, J	145%	227%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,

2009

2008

2007

2006 L

2006 K

2005 K

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51	$ 7.47
Income from Investment Operations
Net investment income E	.255	.278	.294	.097	.233	.176
Net realized and unrealized gain (loss)	.005 H	(.304)	(.163)	.102	(.216)	.140
Total from investment operations	.260	(.026)	.131	.199	.017	.316
Distributions from net investment income	(.260)	(.257)	(.291)	(.079)	(.217)	(.176)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.260)	(.264)	(.301)	(.079)	(.287)	(.276)
Net asset value, end of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.24	$ 7.51
Total Return B, C, D	4.09%	(.40)%	1.77%	2.76%	.20%	4.30%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55%	1.55%	1.55%	1.58% A	1.60%	1.67%
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.58% A	1.60%	1.66%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.58% A	1.60%	1.66%
Net investment income	3.91%	3.91%	4.02%	3.99% A	3.15%	2.34%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 14	$ 17	$ 10	$ 9	$ 7
Portfolio turnover rate G	119% J, M	231%	181% M	206% A, J	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended April 30.

L For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

M The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,

2009

2008

2007

2006 K

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50	$ 7.47
Income from Investment Operations
Net investment income D	.326	.356	.376	.124	.317	.254
Net realized and unrealized gain (loss)	.015 G	(.313)	(.153)	.092	(.206)	.130
Total from investment operations	.341	.043	.223	.216	.111	.384
Distributions from net investment income	(.331)	(.336)	(.373)	(.106)	(.301)	(.254)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.331)	(.343)	(.383)	(.106)	(.371)	(.354)
Net asset value, end of period	$ 6.90	$ 6.89	$ 7.19	$ 7.35	$ 7.24	$ 7.50
Total Return B, C	5.39%	.57%	3.05%	3.01%	1.48%	5.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.46%	.45%	.45%	.45% A	.46%	.61%
Expenses net of fee waivers, if any	.46%	.45%	.45%	.45% A	.46%	.61%
Expenses net of all reductions	.46%	.44%	.44%	.45% A	.46%	.61%
Net investment income	5.00%	5.02%	5.13%	5.12% A	4.29%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 5,951	$ 9,814	$ 11,739	$ 10,141	$ 8,018	$ 6,721
Portfolio turnover rate F	119% I, L	231%	181% L	206% A, I	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended April 30.

K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,

2009

2008

2007

2006 K

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51	$ 7.48
Income from Investment Operations
Net investment income D	.322	.353	.374	.124	.313	.254
Net realized and unrealized gain (loss)	.005 G	(.303)	(.163)	.091	(.205)	.129
Total from investment operations	.327	.050	.211	.215	.108	.383
Distributions from net investment income	(.327)	(.333)	(.371)	(.105)	(.298)	(.253)
Distributions from net realized gain	-	(.007)	(.010)	-	(.070)	(.100)
Total distributions	(.327)	(.340)	(.381)	(.105)	(.368)	(.353)
Net asset value, end of period	$ 6.90	$ 6.90	$ 7.19	$ 7.36	$ 7.25	$ 7.51
Total Return B, C	5.16%	.66%	2.88%	2.99%	1.44%	5.24%
Ratios to Average Net Assets E, H
Expenses before reductions	.53%	.50%	.48%	.49% A	.50%	.59%
Expenses net of fee waivers, if any	.53%	.50%	.48%	.49% A	.50%	.59%
Expenses net of all reductions	.53%	.49%	.47%	.49% A	.50%	.59%
Net investment income	4.94%	4.97%	5.10%	5.07% A	4.25%	3.40%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 34	$ 41	$ 29	$ 26	$ 16
Portfolio turnover rate F	119% I, L	231%	181% L	206% A, I	145%	227%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended April 30.

K For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

L The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Investment Grade Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-5 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Repurchase Agreements Restricted Securities Loans & Direct Debt Instruments

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are

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(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, market discount, redemptions in kind, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 127,713
Unrealized depreciation	(236,526)
Net unrealized appreciation (depreciation)	$ (108,813)

Undistributed ordinary income	$ 6,846

Capital loss carryforward	$ 306,346

Cost for federal income tax purposes	$ 6,986,812

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 394,409	$ 528,030

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4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $112,212 representing 1.81% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(87,310). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $89,827. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $22,385 in addition to the collateral to settle these swaps.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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5. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (60,283)	$ 46,505
Interest Rate Risk
Swap Agreements	8,252	1,380
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (52,031)	$ 47,885

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(52,031) for swap agreements..

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $47,885 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $1,365,625 and $4,837,222, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 284	$ 10
Class T	0%	.25%	114	3
Class B	.65%	.25%	87	63
Class C	.75%	.25%	186	40
			$ 671	$ 116

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 17
Class T	9
Class B*	24
Class C*	4
$ 54

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC

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7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 206.18
Class T	94.21
Class B	24.25
Class C	35.19
Investment Grade Bond	7,386.10
Institutional Class	43.17
	$ 7,788

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Redemption-In-Kind. On March 27, 2009, 565,128 fund shares held by affiliated entities were redeemed in-kind for cash and securities with a value of $3,588,563. The realized gain (loss) of $(319,897) on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations and is not taxable to the Fund.

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net

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(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions - continued

asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$ 405,891	6,492
04/17/09 (b)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 324,612	4,504
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 66,112	850

(a) The Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on

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9. Security Lending - continued

investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $13.

10. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Investment Grade Bond	$ 36

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009	2008
From net investment income
Class A	$ 5,369	$ 3,742
Class T	2,156	2,716
Class B	385	358
Class C	714	556
Investment Grade Bond	384,500	507,696
Institutional Class	1,285	1,805
Total	$ 394,409	$ 516,873
From net realized gain
Class A	$ -	$ 82
Class T	-	64
Class B	-	9
Class C	-	15
Investment Grade Bond	-	10,947
Institutional Class	-	40
Total	$ -	$ 11,157

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009	2008	2009	2008
Class A
Shares sold	12,007	6,217	$ 77,884	$ 44,378
Issued in exchange for shares of Capital One Total Return Bond Fund	5,452	-	33,750	-
Reinvestment of distributions	589	515	3,815	3,652
Shares redeemed	(8,595)	(6,144)	(56,322)	(43,427)
Net increase (decrease)	9,453	588	$ 59,127	$ 4,603
Class T
Shares sold	2,526	3,480	$ 16,379	$ 24,742
Reinvestment of distributions	317	382	2,049	2,711
Shares redeemed	(3,788)	(5,613)	(24,703)	(39,832)
Net increase (decrease)	(945)	(1,751)	$ (6,275)	$ (12,379)
Class B
Shares sold	866	446	$ 5,609	$ 3,206
Reinvestment of distributions	46	39	299	280
Shares redeemed	(629)	(537)	(4,088)	(3,818)
Net increase (decrease)	283	(52)	$ 1,820	$ (332)
Class C
Shares sold	2,885	846	$ 18,675	$ 6,043
Reinvestment of distributions	82	53	536	379
Shares redeemed	(1,039)	(1,238)	(6,752)	(8,831)
Net increase (decrease)	1,928	(339)	$ 12,459	$ (2,409)
Investment Grade Bond
Shares sold	391,488	235,999	$ 2,540,236	$ 1,676,819
Reinvestment of distributions	55,275	71,069	356,433	504,629
Shares redeemed	(1,008,022)	(516,730)	(6,466,380)	(3,691,519)
Net increase (decrease)	(561,259)	(209,662)	$ (3,569,711)	$ (1,510,071)
Institutional Class
Shares sold	1,621	2,395	$ 10,522	$ 16,310
Reinvestment of distributions	166	212	1,078	1,503
Shares redeemed	(2,764)	(3,445)	(17,757)	(23,692)
Net increase (decrease)	(977)	(838)	$ (6,157)	$ (5,879)

Annual Report

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective after the close of business on September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $137,142 in return for 1,323 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

14. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

15. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Total Return Bond Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 5,452 shares of Class A of the Fund for 3,655 shares then outstanding (value at $9.23 per share) of Capital One Total Return Bond Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Capital One Total Return Bond Fund's net assets were combined with the Fund's net assets of $8,459,080 for total net assets after the acquisition of $8,492,830.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 2.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $268,520,752 of distributions paid during the period January 1, 2009, to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
PROPOSAL 3

For Fidelity Investment Grade Bond Fund, a shareholder proposal concerning "procedures to prevent holding investments in companies that, in the judgement of the Board, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights."

	# of Votes	% of Votes
Affirmative	533,669,832.89	16.669
Against	2,451,794,789.83	76.578
Abstain	116,980,179.32	3.655
Broker Non-Votes	99,215,159.14	3.098
TOTAL	3,201,659,961.18	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGBI-UANN-1009
1.784724.107

Fidelity®
Series Investment Grade Bond
Fund

Series Investment Grade Bond

Class F

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Distributions	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Fidelity® Series Investment Grade Bond Fund's cumulative total return and show you what would have happened if Fidelity Series Investment Grade Bond Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Series Investment Grade Bond, a class of the fund, on October 8, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the 12 months overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Ford O'Neil, Lead Portfolio Manager of Fidelity® Series Investment Grade Bond Fund: The fund had a strong showing during its first official annual review. From inception on October 8, 2008, through August 31, 2009, the fund's Retail Class shares were up 16.54%, widely outpacing the Barclays Capital U.S. Aggregate Bond Index, which rose 9.42%. In assessing the fund's performance, I'm looking at the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds. With that as a backdrop, sector selection was the main factor behind the fund's strong showing. Specifically, overweighting corporate bonds and securitized products - including commercial mortgage-backed securities and asset-backed securities - helped quite a bit, as did our corresponding underweighting in U.S. government bonds. A massive flight to riskier, attractively valued securities bolstered the corporate and securitized sectors, while causing government securities to lag. Advantageous security selection across most sectors also aided the fund's results. We had particular success within corporates, where an emphasis on financials paid off because they were among the bond market's best performers by a wide margin. In the government-backed mortgage sector, a comparatively large exposure to securities that offered protection against prepayment was another plus.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009) for Series Investment Grade Bond and for the entire period (June 26, 2009 to August 31, 2009) for Class F. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2009	Expenses Paid During Period
Series Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,106.60	$ 2.39 B
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29 C
Class F	.35%
Actual		$ 1,000.00	$ 1,039.10	$ .66 B
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Series Investment Grade Bond and multiplied by 67/365 (to reflect the period June 26, 2009 to August 31, 2009) for Class F.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value of the period, multiplied by 184/365 (to reflect the one-half year period.)

The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Government and U.S. Government Agency Obligations†† 63.1%	U.S. Government and U.S. Government Agency Obligations 76.1%
AAA 8.7%	AAA 7.3%
AA 3.1%	AA 1.3%
A 9.3%	A 5.6%
BBB 17.3%	BBB 9.0%
BB and Below 3.3%	BB and Below 0.0%
Not Rated 0.1%	Not Rated 0.2%
Short-Term Investments and Net Other Assets† (4.9)%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	5.4	6.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	3.9	3.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009 *		As of February 28, 2009 **
	Corporate Bonds 30.9%		Corporate Bonds 16.8%
	U.S. Government and U.S. Government Agency Obligations†† 63.1%		U.S. Government and U.S. Government Agency Obligations 76.1%
	Asset-Backed Securities 2.9%		Asset-Backed Securities 2.8%
	CMOs and Other Mortgage Related Securities 7.7%		CMOs and Other Mortgage Related Securities 3.8%
	Municipal Bonds 0.3%		Municipal Bonds 0.0%
	Short-Term Investments and Net Other Assets† (4.9)%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	5.3%	** Foreign investments	1.8%
* Futures and Swaps	0.3%	** Futures and Swaps	0.0%

† Short-Term Investments and Net Other Assets are not included in the pie chart.
†† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 3,911,000	$ 4,100,981
5.875% 3/15/11	1,452,000	1,511,101
		5,612,082
Diversified Consumer Services - 0.1%
Cornell University 5.45% 2/1/19	5,740,000	6,258,265
Trustees of Dartmouth College 4.75% 6/1/19	1,000	1,036
Trustees of Princeton Univ 5.7% 3/1/39	8,900,000	9,428,037
		15,687,338
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 5.35% 3/1/18	1,635,000	1,756,083
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	2,962,000	3,015,103
5.375% 1/15/16	6,000,000	5,777,934
5.875% 1/15/36	3,125,000	2,613,106
6.375% 6/15/14	12,000,000	12,263,136
		23,669,279
Media - 1.9%
AOL Time Warner, Inc.:
6.75% 4/15/11	10,492,000	11,154,203
6.875% 5/1/12	1,706,000	1,865,714
Comcast Cable Communications, Inc. 6.75% 1/30/11	357,000	379,652
Comcast Corp.:
4.95% 6/15/16	7,822,000	7,933,456
5.5% 3/15/11	267,000	280,211
5.7% 5/15/18	6,074,000	6,413,913
5.85% 1/15/10	43,000	43,778
5.9% 3/15/16	3,813,000	4,067,548
6.45% 3/15/37	18,770,000	20,022,222
6.55% 7/1/39	10,000,000	10,825,980
COX Communications, Inc.:
4.625% 1/15/10	1,497,000	1,513,647
4.625% 6/1/13	3,122,000	3,217,402
6.25% 6/1/18 (f)	12,278,000	13,066,947
6.45% 12/1/36 (f)	5,828,000	5,978,899
6.95% 6/1/38 (f)	6,387,000	6,979,528
Liberty Media Corp.:
5.7% 5/15/13	3,485,000	3,310,750
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.: - continued
8.25% 2/1/30	$ 7,833,000	$ 5,953,080
News America Holdings, Inc. 7.75% 12/1/45	2,466,000	2,582,627
News America, Inc.:
4.75% 3/15/10	170,000	170,646
5.3% 12/15/14	612,000	656,058
6.15% 3/1/37	5,610,000	5,419,052
6.2% 12/15/34	7,989,000	7,753,069
6.9% 3/1/19 (f)	16,816,000	18,943,762
Time Warner Cable, Inc.:
5.4% 7/2/12	1,708,000	1,821,915
5.85% 5/1/17	17,523,000	18,401,989
6.2% 7/1/13	1,624,000	1,754,919
6.75% 7/1/18	22,463,000	24,815,303
8.75% 2/14/19	1,671,000	2,057,036
Time Warner, Inc.:
5.875% 11/15/16	3,002,000	3,136,613
6.5% 11/15/36	8,223,000	8,280,709
Viacom, Inc.:
6.125% 10/5/17	15,798,000	16,697,601
6.25% 4/30/16	6,675,000	7,161,200
6.75% 10/5/37	3,475,000	3,639,854
		226,299,283
TOTAL CONSUMER DISCRETIONARY		273,024,065
CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	9,087,000	9,678,173
7.2% 1/15/14 (f)	8,300,000	9,322,137
7.75% 1/15/19 (f)	14,500,000	16,977,934
Bottling Group LLC 6.95% 3/15/14	2,000,000	2,342,670
Diageo Capital PLC 5.2% 1/30/13	1,963,000	2,096,174
FBG Finance Ltd. 5.125% 6/15/15 (f)	9,570,000	9,802,388
PepsiCo, Inc. 7.9% 11/1/18	3,519,000	4,438,078
		54,657,554
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
0.9675% 6/1/10 (j)	$ 1,605,000	$ 1,602,026
6.036% 12/10/28	1,583,162	1,494,220
6.302% 6/1/37 (j)	14,630,000	11,557,700
		14,653,946
Food Products - 0.3%
Cargill, Inc. 6% 11/27/17 (f)	2,169,000	2,321,281
General Mills, Inc.:
5.2% 3/17/15	2,184,000	2,350,842
5.65% 2/15/19	4,179,000	4,515,447
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	7,190,000	8,442,793
Kraft Foods, Inc.:
4.125% 11/12/09	2,608,000	2,626,032
5.625% 11/1/11	2,558,000	2,758,703
6% 2/11/13	4,100,000	4,460,078
6.125% 2/1/18	2,333,000	2,553,191
6.25% 6/1/12	5,918,000	6,507,670
6.75% 2/19/14	1,258,000	1,427,713
		37,963,750
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,251,000	1,329,468
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	4,577,000	5,524,077
9.7% 11/10/18	30,842,000	37,727,322
9.95% 11/10/38	5,667,000	7,469,236
Philip Morris International, Inc.:
4.875% 5/16/13	3,627,000	3,861,344
5.65% 5/16/18	2,251,000	2,393,864
Reynolds American, Inc.:
6.75% 6/15/17	8,242,000	8,398,120
7.25% 6/15/37	16,364,000	15,739,042
		81,113,005
TOTAL CONSUMER STAPLES		189,717,723
ENERGY - 2.9%
Energy Equipment & Services - 0.3%
BJ Services Co. 6% 6/1/18	5,845,000	5,766,326
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
DCP Midstream LLC:
6.75% 9/15/37 (f)	$ 2,991,000	$ 2,801,122
9.75% 3/15/19 (f)	5,487,000	6,523,214
Transocean Ltd.:
5.25% 3/15/13	5,583,000	5,878,430
6% 3/15/18	2,050,000	2,183,473
Weatherford International Ltd.:
4.95% 10/15/13	1,218,000	1,257,263
5.15% 3/15/13	5,097,000	5,311,273
6% 3/15/18	2,317,000	2,363,398
9.625% 3/1/19	8,627,000	10,480,614
		42,565,113
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Finance Co. 6.75% 5/1/11	3,007,000	3,190,653
Anadarko Petroleum Corp.:
5.95% 9/15/16	10,643,000	11,067,986
6.45% 9/15/36	5,255,000	5,201,783
BW Group Ltd. 6.625% 6/28/17 (f)	2,067,000	1,746,615
Canadian Natural Resources Ltd.:
5.15% 2/1/13	3,144,000	3,288,731
5.7% 5/15/17	3,750,000	3,927,709
ConocoPhillips:
4.4% 5/15/13	20,500,000	21,532,175
4.75% 2/1/14	737,000	790,214
5.75% 2/1/19	12,956,000	14,186,820
Devon Energy Corp. 6.3% 1/15/19	3,000,000	3,312,255
Duke Capital LLC 6.25% 2/15/13	699,000	746,798
Duke Energy Field Services:
5.375% 10/15/15 (f)	855,000	832,597
6.45% 11/3/36 (f)	10,500,000	9,468,564
6.875% 2/1/11	1,617,000	1,686,203
7.875% 8/16/10	3,833,000	4,013,435
El Paso Natural Gas Co. 5.95% 4/15/17	653,000	670,997
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	1,184,000	1,273,796
Enbridge Energy Partners LP:
5.875% 12/15/16	1,262,000	1,259,948
6.5% 4/15/18	1,657,000	1,740,269
EnCana Corp. 4.75% 10/15/13	930,000	972,360
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,018,000	2,194,194
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
4.625% 10/15/09	$ 1,360,000	$ 1,362,277
5.6% 10/15/14	1,367,000	1,445,895
5.65% 4/1/13	487,000	517,459
Gazstream SA 5.625% 7/22/13 (f)	2,779,518	2,779,518
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	2,700,000	2,802,821
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	8,929,000	9,895,680
Lukoil International Finance BV 6.656% 6/7/22 (f)	793,000	717,665
Magellan Midstream Partners LP 6.55% 7/15/19	12,859,000	14,194,266
Nakilat, Inc. 6.067% 12/31/33 (f)	12,062,000	10,043,666
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)	2,454,000	1,914,859
Nexen, Inc.:
5.05% 11/20/13	2,688,000	2,760,600
5.2% 3/10/15	635,000	641,967
5.875% 3/10/35	4,330,000	3,808,092
6.4% 5/15/37	5,410,000	5,005,851
NGPL PipeCo LLC 6.514% 12/15/12 (f)	4,388,000	4,748,369
Pemex Project Funding Master Trust:
1.25% 12/3/12 (f)(j)	4,867,000	4,647,985
1.9294% 6/15/10 (f)(j)	871,000	868,823
Petro-Canada:
6.05% 5/15/18	2,920,000	3,025,295
6.8% 5/15/38	4,427,000	4,685,563
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	13,538,000	15,264,095
Petroleos Mexicanos 8% 5/3/19 (f)	4,516,000	5,080,500
Plains All American Pipeline LP:
6.125% 1/15/17	5,000,000	5,166,480
7.75% 10/15/12	1,648,000	1,821,976
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (f)	2,087,000	2,272,290
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	6,290,000	6,446,602
5.5% 9/30/14 (f)	8,791,000	9,096,900
5.832% 9/30/16 (f)	871,000	894,543
6.75% 9/30/19 (f)	5,754,000	6,014,012
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	1,901,000	2,048,514
Source Gas LLC 5.9% 4/1/17 (f)	2,476,000	2,009,826
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Capital, LLC:
5.65% 3/1/20	$ 14,234,000	$ 14,424,992
6.2% 4/15/18	5,000,000	5,289,610
Suncor Energy, Inc.:
6.1% 6/1/18	8,697,000	9,109,229
6.5% 6/15/38	1,052,000	1,069,641
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,604,000	4,523,241
TEPPCO Partners LP:
5.9% 4/15/13	2,263,000	2,434,680
6.65% 4/15/18	6,296,000	6,787,107
7.55% 4/15/38	4,104,000	4,792,081
Texas Eastern Transmission LP 6% 9/15/17 (f)	12,691,000	13,652,242
TransCanada PipeLines Ltd. 6.35% 5/15/67 (j)	1,656,000	1,391,040
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,062,002
XTO Energy, Inc.:
5% 1/31/15	1,222,000	1,277,000
5.65% 4/1/16	839,000	878,644
5.9% 8/1/12	5,715,000	6,181,687
6.25% 8/1/17	4,098,000	4,408,452
		304,368,139
TOTAL ENERGY		346,933,252
FINANCIALS - 12.0%
Capital Markets - 2.4%
Bear Stearns Companies, Inc.:
0.645% 10/22/10 (j)	1,635,000	1,633,311
0.9025% 9/9/09 (j)	888,000	888,011
4.245% 1/7/10	850,000	854,560
4.5% 10/28/10	1,281,000	1,330,260
5.3% 10/30/15	818,000	829,080
5.85% 7/19/10	2,634,000	2,706,748
6.95% 8/10/12	9,796,000	10,944,669
BlackRock, Inc. 6.25% 9/15/17	14,238,000	14,977,066
Goldman Sachs Group, Inc.:
5.25% 10/15/13	4,126,000	4,355,274
5.95% 1/18/18	6,982,000	7,268,325
6% 5/1/14	10,000,000	10,782,030
6.15% 4/1/18	7,759,000	8,190,253
6.75% 10/1/37	2,875,000	2,878,390
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
7.5% 2/15/19	$ 33,996,000	$ 39,139,425
Janus Capital Group, Inc.:
6.125% 9/15/11 (d)	2,350,000	2,327,005
6.5% 6/15/12	2,916,000	2,889,552
JPMorgan Chase Capital XVII 5.85% 8/1/35	1,585,000	1,337,830
JPMorgan Chase Capital XX 6.55% 9/29/36	39,647,000	34,554,462
Lazard Group LLC:
6.85% 6/15/17	4,815,000	4,711,246
7.125% 5/15/15	7,698,000	7,732,926
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	21,968,000	22,336,601
6.15% 4/25/13	1,774,000	1,846,979
6.4% 8/28/17	629,000	619,878
6.875% 4/25/18	11,986,000	12,238,677
Morgan Stanley:
0.7875% 1/9/12 (j)	3,083,000	2,980,540
0.8375% 1/9/14 (j)	20,074,000	18,574,954
4.75% 4/1/14	555,000	550,986
5.05% 1/21/11	2,128,000	2,197,777
5.25% 11/2/12	158,000	167,072
5.45% 1/9/17	599,000	593,999
5.95% 12/28/17	1,521,000	1,555,261
6% 5/13/14	9,250,000	9,808,598
6.6% 4/1/12	3,997,000	4,343,084
6.625% 4/1/18	7,475,000	7,987,329
6.75% 4/15/11	584,000	621,079
7.3% 5/13/19	22,127,000	24,641,313
Northern Trust Corp.:
4.625% 5/1/14	2,018,000	2,142,731
5.5% 8/15/13	763,000	832,277
Scotland International Finance No. 2 BV 7.7% 8/15/10 (f)	634,000	637,963
State Street Corp. 4.3% 5/30/14	1,850,000	1,939,610
The Bank of New York, Inc. 4.95% 11/1/12	2,701,000	2,923,573
UBS AG Stamford Branch:
5.75% 4/25/18	6,739,000	6,620,522
5.875% 12/20/17	2,087,000	2,067,887
		288,559,113
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 1.7%
American Express Bank FSB:
5.5% 4/16/13	$ 7,769,000	$ 8,061,557
6% 9/13/17	403,000	397,659
ANZ National International Ltd. 6.2% 7/19/13 (f)	713,000	766,404
Bank of America NA 6% 10/15/36	3,342,000	3,094,070
Bank One Corp.:
5.25% 1/30/13	6,298,000	6,656,262
7.875% 8/1/10	483,000	510,792
BB&T Capital Trust IV 6.82% 6/12/77 (j)	500,000	415,000
BB&T Corp. 6.5% 8/1/11	869,000	908,989
Chase Manhattan Corp. 7.875% 6/15/10	1,085,000	1,139,979
Credit Suisse (Guernsey) Ltd. 5.86%	5,543,000	3,935,530
Credit Suisse First Boston 6% 2/15/18	23,160,000	23,819,689
Credit Suisse First Boston New York Branch 5% 5/15/13	8,253,000	8,761,674
Credit Suisse New York Branch 5.5% 5/1/14	5,930,000	6,373,279
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (f)(j)	2,852,236	2,538,490
Export-Import Bank of Korea:
5.125% 2/14/11	2,041,000	2,069,196
5.25% 2/10/14 (f)	3,328,000	3,322,672
5.5% 10/17/12	1,577,000	1,630,446
Fifth Third Bancorp:
4.5% 6/1/18	1,539,000	1,137,022
8.25% 3/1/38	7,658,000	6,803,076
HBOS PLC 6.75% 5/21/18 (f)	4,594,000	3,831,304
HSBC Holdings PLC:
0.7775% 10/6/16 (j)	932,000	863,612
6.5% 5/2/36	4,703,000	4,849,988
6.5% 9/15/37	2,054,000	2,124,232
JPMorgan Chase Bank 6% 10/1/17	1,359,000	1,432,650
KeyBank NA:
5.8% 7/1/14	3,726,000	3,590,448
7% 2/1/11	786,000	800,036
Korea Development Bank:
4.625% 9/16/10	1,189,000	1,199,098
5.75% 9/10/13	2,804,000	2,860,273
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (f)(j)	397,000	322,915
National City Bank, Cleveland 4.5% 3/15/10	1,909,000	1,935,923
PNC Funding Corp.:
0.6275% 1/31/12 (j)	4,181,000	3,976,583
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.: - continued
6.7% 6/10/19	$ 11,500,000	$ 12,596,801
7.5% 11/1/09	1,416,000	1,428,339
Regions Bank 6.45% 6/26/37	1,312,000	934,312
Santander Issuances SA Unipersonal:
0.9688% 6/20/16 (f)(j)	2,653,703	2,441,781
5.805% 6/20/16 (f)(j)	2,939,000	2,413,654
Standard Chartered Bank 6.4% 9/26/17 (f)	14,097,000	13,707,204
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(j)	2,050,000	1,797,819
Union Planters Corp. 7.75% 3/1/11	419,000	406,240
UnionBanCal Corp. 5.25% 12/16/13	463,000	430,266
US Bancorp 4.2% 5/15/14	13,800,000	14,373,155
Wachovia Bank NA:
4.875% 2/1/15	913,000	917,808
5.85% 2/1/37	7,795,000	7,311,983
Wachovia Corp.:
0.6331% 4/23/12 (j)	379,000	365,737
0.6394% 10/15/11 (j)	2,807,000	2,735,913
4.875% 2/15/14	734,000	749,619
5.625% 10/15/16	12,375,000	12,342,008
5.75% 6/15/17	2,050,000	2,161,971
5.75% 2/1/18	4,000,000	4,200,636
Wells Fargo & Co.:
4.2% 1/15/10	1,842,000	1,860,317
5.625% 12/11/17	4,685,000	4,908,812
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	4,675,341
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	376,000	393,375
		203,281,939
Consumer Finance - 1.7%
American General Finance Corp. 6.9% 12/15/17	2,275,000	1,404,737
Capital One Bank USA NA 8.8% 7/15/19	8,200,000	8,785,382
Capital One Financial Corp.:
0.93% 9/10/09 (j)	2,290,000	2,289,581
5.7% 9/15/11	6,468,000	6,674,012
7.375% 5/23/14	8,890,000	9,697,621
Discover Financial Services:
1.1688% 6/11/10 (j)	2,812,000	2,740,156
6.45% 6/12/17	15,109,000	13,173,779
10.25% 7/15/19	13,563,000	14,854,903
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.:
5.625% 9/15/17	$ 3,505,000	$ 3,512,708
5.625% 5/1/18	10,000,000	9,957,650
5.875% 1/14/38	3,000,000	2,663,115
5.9% 5/13/14	28,973,000	30,963,764
6% 8/7/19	22,000,000	22,166,760
6.375% 11/15/67 (j)	10,755,000	8,684,663
Household Finance Corp.:
6.375% 10/15/11	1,300,000	1,365,592
7% 5/15/12	327,000	352,283
HSBC Finance Corp.:
5.25% 1/14/11	848,000	869,242
5.25% 1/15/14	683,000	696,419
5.9% 6/19/12	10,000,000	10,543,810
MBNA America Bank NA 7.125% 11/15/12 (f)	450,000	466,821
MBNA Corp. 7.5% 3/15/12	1,043,000	1,100,502
Nelnet, Inc. 7.4% 9/29/36 (j)	1,743,000	1,170,675
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (f)	2,967,000	2,941,801
ORIX Corp. 5.48% 11/22/11	269,000	265,505
SLM Corp.:
0.6638% 7/26/10 (j)	32,145,000	29,410,425
0.7338% 10/25/11 (j)	10,097,000	7,996,572
0.8038% 1/27/14 (j)	918,000	582,860
0.8294% 3/15/11 (j)	542,000	466,924
4.5% 7/26/10	5,350,000	5,118,473
5.375% 1/15/13	2,851,000	2,181,015
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (f)	239,101	236,286
		203,334,036
Diversified Financial Services - 1.6%
Bank of America Corp. 5.75% 12/1/17	6,722,000	6,538,758
BP Capital Markets PLC 5.25% 11/7/13	1,942,000	2,126,300
Citigroup, Inc.:
0.5194% 5/18/11 (j)	1,965,000	1,880,283
5.3% 10/17/12	10,566,000	10,673,763
5.5% 4/11/13	26,194,000	26,072,172
6.125% 5/15/18	24,224,000	22,776,519
6.5% 1/18/11	914,000	944,582
6.5% 8/19/13	10,812,000	11,102,194
8.5% 5/22/19	9,250,000	10,110,972
CME Group, Inc. 5.75% 2/15/14	3,786,000	4,137,920
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	$ 3,921,000	$ 4,277,756
ILFC E-Capital Trust I 5.9% 12/21/65 (f)(j)	2,094,000	879,480
International Lease Finance Corp.:
5.4% 2/15/12	2,002,000	1,652,429
5.65% 6/1/14	4,670,000	3,504,924
6.375% 3/25/13	8,051,000	6,317,507
6.625% 11/15/13	1,902,000	1,472,778
JPMorgan Chase & Co.:
4.75% 5/1/13	10,000,000	10,579,930
4.891% 9/1/15 (j)	1,907,000	1,721,565
5.6% 6/1/11	1,495,000	1,577,914
5.75% 1/2/13	1,550,000	1,654,028
6% 1/15/18	10,000,000	10,746,930
6.3% 4/23/19	10,326,000	11,320,167
6.75% 2/1/11	263,000	279,951
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	6,106,000	4,326,315
5.5% 1/15/14 (f)	4,102,000	3,134,576
5.7% 4/15/17 (f)	1,185,000	749,657
TECO Finance, Inc. 7% 5/1/12	7,905,000	8,348,075
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	2,263,000	2,178,138
ZFS Finance USA Trust I 6.15% 12/15/65 (f)(j)	6,013,000	5,231,310
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(j)	7,307,000	6,357,090
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(j)	1,716,000	1,375,305
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(j)	1,824,000	1,422,720
		185,472,008
Insurance - 1.5%
Allstate Corp.:
6.2% 5/16/14	7,894,000	8,596,266
7.45% 5/16/19	7,609,000	8,791,028
Assurant, Inc.:
5.625% 2/15/14	4,837,000	4,946,776
6.75% 2/15/34	1,374,000	1,098,639
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	5,925,017
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(j)	10,095,000	7,975,050
Jackson National Life Global Funding 5.375% 5/8/13 (f)	526,000	523,979
Liberty Mutual Group, Inc.:
6.5% 3/15/35 (f)	416,000	304,596
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.: - continued
6.7% 8/15/16 (f)	$ 6,494,000	$ 5,980,156
10.75% 6/15/88 (f)(j)	3,501,000	3,080,880
Lincoln National Corp. 7% 5/17/66 (j)	972,000	641,520
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	4,434,000	5,456,445
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	9,000,000	10,099,683
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (f)(j)	12,275,000	11,811,005
MetLife, Inc.:
5% 6/15/15	813,000	844,142
6.125% 12/1/11	692,000	739,570
6.75% 6/1/16	9,220,000	10,085,703
7.717% 2/15/19	7,227,000	8,453,415
Metropolitan Life Global Funding I:
4.625% 8/19/10 (f)	2,306,000	2,320,120
5.125% 11/9/11 (f)	3,091,000	3,209,951
5.125% 4/10/13 (f)	5,256,000	5,407,273
5.125% 6/10/14 (f)	8,554,000	8,913,995
Monumental Global Funding II 5.65% 7/14/11 (f)	4,154,000	4,245,571
Monumental Global Funding III 5.5% 4/22/13 (f)	1,539,000	1,557,057
New York Life Global Funding 4.65% 5/9/13 (f)	3,983,000	4,125,432
Pacific Life Global Funding 5.15% 4/15/13 (f)	8,660,000	8,740,140
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	11,000,000	11,667,678
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (f)	4,894,000	4,103,810
Prudential Financial, Inc.:
5.15% 1/15/13	1,514,000	1,525,522
5.4% 6/13/35	1,034,000	853,571
5.5% 3/15/16	974,000	961,922
5.7% 12/14/36	873,000	766,154
6.2% 1/15/15	1,390,000	1,456,100
7.375% 6/15/19	3,820,000	4,151,607
8.875% 6/15/68 (j)	2,077,000	1,921,225
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(j)	10,034,000	8,120,195
Symetra Financial Corp. 6.125% 4/1/16 (f)	7,887,000	6,378,580
The Chubb Corp.:
5.75% 5/15/18	1,125,000	1,220,735
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.: - continued
6.5% 5/15/38	$ 1,859,000	$ 2,116,743
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	873,000	906,163
		180,023,414
Real Estate Investment Trusts - 2.1%
AMB Property LP:
5.9% 8/15/13	5,754,000	5,360,369
6.3% 6/1/13	4,012,000	3,890,781
Arden Realty LP 5.2% 9/1/11	937,000	969,794
AvalonBay Communities, Inc.:
4.95% 3/15/13	5,057,000	5,069,774
5.375% 4/15/14	2,899,000	2,914,211
5.5% 1/15/12	7,019,000	7,285,631
6.125% 11/1/12	4,866,000	5,144,325
Brandywine Operating Partnership LP:
4.5% 11/1/09	2,157,000	2,155,139
5.625% 12/15/10	11,010,000	10,971,300
5.7% 5/1/17	4,645,000	3,889,872
5.75% 4/1/12	4,335,000	4,226,985
BRE Properties, Inc. 5.75% 9/1/09	427,000	427,000
Camden Property Trust:
4.375% 1/15/10	1,034,000	1,041,122
5.375% 12/15/13	459,000	452,190
5.875% 11/30/12	4,706,000	4,836,620
Colonial Properties Trust:
4.8% 4/1/11	314,000	303,863
5.5% 10/1/15	5,754,000	5,086,703
6.875% 8/15/12	2,050,000	2,024,375
Colonial Realty LP 6.05% 9/1/16	3,862,000	3,374,233
CPG Partners LP 6% 1/15/13	711,000	713,024
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,506,000	2,421,944
5% 5/3/10	4,370,000	4,246,683
5.25% 4/15/11	5,061,000	4,782,412
5.375% 10/15/12	3,148,000	2,859,480
Duke Realty LP:
4.625% 5/15/13	439,000	411,890
5.25% 1/15/10	317,000	317,856
5.4% 8/15/14	6,098,000	5,733,840
5.5% 3/1/16	10,207,000	9,054,599
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.625% 8/15/11	$ 4,060,000	$ 4,100,909
5.875% 8/15/12	824,000	826,202
5.95% 2/15/17	8,408,000	7,566,090
6.25% 5/15/13	9,106,000	9,151,022
6.5% 1/15/18	12,019,000	11,057,444
Equity One, Inc.:
6% 9/15/17	3,410,000	2,986,870
6.25% 1/15/17	2,204,000	1,992,235
Equity Residential 5.125% 3/15/16	8,850,000	8,402,208
Federal Realty Investment Trust:
5.4% 12/1/13	3,290,000	3,238,054
6% 7/15/12	3,426,000	3,533,758
6.2% 1/15/17	1,491,000	1,395,604
HRPT Properties Trust:
5.75% 11/1/15	1,821,000	1,583,667
6.25% 6/15/17	861,000	756,173
6.65% 1/15/18	3,097,000	2,705,115
Liberty Property LP:
5.125% 3/2/15	593,000	548,301
5.5% 12/15/16	3,772,000	3,318,447
6.375% 8/15/12	4,758,000	4,910,318
6.625% 10/1/17	10,980,000	10,127,491
Liberty Property Trust 8.5% 8/1/10	7,325,000	7,577,170
Mack-Cali Realty LP:
5.05% 4/15/10	4,316,000	4,328,866
7.75% 2/15/11	1,125,000	1,182,747
Reckson Operating Partnership LP:
5.15% 1/15/11	1,297,000	1,239,300
6% 3/31/16	1,066,000	865,014
Simon Property Group LP:
4.6% 6/15/10	4,210,000	4,293,009
4.875% 8/15/10	471,000	482,611
5% 3/1/12	253,000	259,373
5.1% 6/15/15	6,421,000	6,337,726
5.375% 6/1/11	1,896,000	1,949,750
5.45% 3/15/13	3,575,000	3,642,049
5.6% 9/1/11	1,900,000	1,969,880
5.75% 5/1/12	5,531,000	5,800,741
7.75% 1/20/11	1,496,000	1,577,252
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Properties LP 6.15% 11/15/15	$ 7,110,000	$ 6,687,474
UDR, Inc. 5.5% 4/1/14	13,876,000	13,386,380
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,494,000	1,399,242
Washington (REIT) 5.95% 6/15/11	6,913,000	6,827,023
		247,971,530
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.375% 8/1/16	4,297,000	4,118,876
5.5% 10/1/12	5,200,000	5,426,626
5.75% 6/15/17	16,162,000	15,662,061
6.625% 3/15/12	968,000	1,022,833
Post Apartment Homes LP:
5.45% 6/1/12	947,000	906,039
6.3% 6/1/13	6,412,000	6,270,346
Regency Centers LP:
4.95% 4/15/14	427,000	382,235
5.25% 8/1/15	1,490,000	1,339,015
5.875% 6/15/17	738,000	665,804
6.75% 1/15/12	5,098,000	5,078,862
		40,872,697
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
4.9% 5/1/13	2,479,000	2,502,610
5.65% 5/1/18	9,149,000	8,846,562
6.5% 8/1/16	11,950,000	12,314,356
7.375% 5/15/14	14,629,000	16,039,192
7.625% 6/1/19	25,000,000	27,525,150
Countrywide Financial Corp. 5.8% 6/7/12	5,038,000	5,227,409
Countrywide Home Loans, Inc. 4% 3/22/11	3,024,000	3,053,324
Independence Community Bank Corp.:
2.4169% 4/1/14 (j)	2,947,000	2,603,630
4.9% 9/23/10	1,185,000	1,223,513
		79,335,746
TOTAL FINANCIALS		1,428,850,483
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.5%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	$ 2,066,000	$ 2,281,647
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,088,551
6.3% 8/15/14	2,529,000	2,304,948
Express Scripts, Inc.:
5.25% 6/15/12	8,958,000	9,502,199
6.25% 6/15/14	5,305,000	5,797,803
7.25% 6/15/19	3,435,000	3,983,518
		22,677,019
Pharmaceuticals - 0.3%
AstraZeneca PLC:
5.9% 9/15/17	2,009,000	2,232,425
6.45% 9/15/37	1,543,000	1,814,670
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,050,000	2,234,326
Eli Lilly & Co. 4.2% 3/6/14	4,896,000	5,185,447
Novartis Capital Corp. 4.125% 2/10/14	2,049,000	2,149,262
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,305,920
Roche Holdings, Inc. 5% 3/1/14 (f)	4,153,000	4,492,541
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	669,000	714,586
		30,129,177
TOTAL HEALTH CARE		55,087,843
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (f)	1,845,000	1,876,092
6.375% 6/1/19 (f)	9,485,000	10,289,945
6.4% 12/15/11 (f)	572,000	613,119
Bombardier, Inc. 6.3% 5/1/14 (f)	5,136,000	4,750,800
United Technologies Corp. 6.125% 2/1/19	2,251,000	2,524,289
		20,054,245
Airlines - 0.6%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	276,295	265,243
7.024% 4/15/11	1,978,000	1,968,110
7.324% 4/15/11	6,413,000	6,413,000
7.858% 4/1/13	14,482,000	13,830,310
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.:
6.545% 8/2/20	$ 1,349,113	$ 1,281,658
6.648% 3/15/19	2,153,724	1,852,202
6.795% 2/2/20	63,251	48,387
6.82% 5/1/18	154,725	128,421
6.9% 7/2/19	597,668	519,971
7.056% 3/15/11	1,230,000	1,223,850
7.461% 10/1/16	3,346,098	2,911,105
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	5,639,893	5,047,704
7.57% 11/18/10	16,744,000	16,325,400
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	4,243,106	3,267,192
8.36% 7/20/20	9,301,122	7,719,932
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	98,185	97,694
6.201% 3/1/10	21,758	21,431
6.602% 9/1/13	176,181	173,538
7.032% 4/1/12	1,015,491	1,005,336
7.186% 10/1/12	2,523,490	2,491,947
7.811% 4/1/11	2,012,847	2,415,417
		69,007,848
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (j)	3,016,000	2,961,974
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.15% 10/15/10	1,766,000	1,838,692
5.45% 10/15/12	432,000	470,838
6% 10/15/17	2,048,000	2,254,690
General Electric Co. 5.25% 12/6/17	8,512,000	8,690,582
		13,254,802
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (f)	427,000	434,964
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	406,000	388,776
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,599,000	2,287,120
TOTAL INDUSTRIALS		108,389,729
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.95% 2/15/19	$ 1,618,000	$ 1,688,705
Nokia Corp. 5.375% 5/15/19	8,706,000	9,124,254
		10,812,959
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	6,150,000	6,246,137
6% 10/1/12	2,709,000	2,802,745
6.55% 10/1/17	5,245,000	5,211,930
7.125% 10/1/37	11,806,000	11,806,449
		26,067,261
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,120,000	1,167,593
Semiconductors & Semiconductor Equipment - 0.1%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	5,324,000	5,272,453
6.375% 8/3/15	4,367,000	3,962,703
National Semiconductor Corp. 0.8794% 6/15/10 (j)	2,617,000	2,520,946
		11,756,102
TOTAL INFORMATION TECHNOLOGY		49,803,915
MATERIALS - 1.2%
Chemicals - 0.5%
Dow Chemical Co.:
4.85% 8/15/12	11,300,000	11,574,025
7.6% 5/15/14	17,131,000	18,498,225
8.55% 5/15/19	19,612,000	21,362,469
E.I. du Pont de Nemours & Co. 5% 1/15/13	178,000	192,665
Lubrizol Corp. 8.875% 2/1/19	3,259,000	4,017,796
		55,645,180
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,281,000	1,257,421
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	1,197,000	1,275,238
6.4% 1/15/18	1,222,000	1,208,377
		2,483,615
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.7%
Anglo American Capital PLC:
9.375% 4/8/14 (f)	$ 6,996,000	$ 7,975,440
9.375% 4/8/19 (f)	8,928,000	10,445,760
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	1,381,000	1,451,118
5.5% 4/1/14	8,490,000	9,244,065
6.5% 4/1/19	8,490,000	9,679,008
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	2,818,000	3,078,524
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,264,000	7,717,644
6.5% 7/15/18	12,136,000	13,064,926
7.125% 7/15/28	7,314,000	7,737,115
8.95% 5/1/14	7,660,000	8,927,569
Vale Overseas Ltd. 6.25% 1/23/17	1,623,000	1,720,112
		81,041,281
TOTAL MATERIALS		140,427,497
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.7%
AT&T Broadband Corp. 8.375% 3/15/13	1,806,000	2,087,093
AT&T, Inc.:
5.8% 2/15/19	26,142,000	28,065,502
6.3% 1/15/38	5,000,000	5,249,235
6.7% 11/15/13	820,000	928,801
6.8% 5/15/36	7,223,000	8,034,179
BellSouth Capital Funding Corp. 7.875% 2/15/30	5,228,000	6,280,255
British Telecommunications PLC 9.125% 12/15/10 (d)	1,899,000	2,045,962
Deutsche Telekom International Financial BV:
5.25% 7/22/13	4,579,000	4,877,903
5.875% 8/20/13	4,299,000	4,667,145
6.75% 8/20/18	4,944,000	5,581,484
SBC Communications, Inc.:
5.1% 9/15/14	1,516,000	1,638,658
5.875% 2/1/12	1,911,000	2,060,675
5.875% 8/15/12	683,000	747,009
Sprint Capital Corp.:
6.875% 11/15/28	4,047,000	2,944,193
7.625% 1/30/11	4,081,000	4,086,101
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
4% 1/15/10	$ 3,417,000	$ 3,441,995
4.95% 9/30/14	6,856,000	7,075,954
5.25% 10/1/15	4,673,000	4,847,326
6.999% 6/4/18	4,029,000	4,428,677
7.175% 6/18/19	10,000,000	11,132,920
7.2% 7/18/36	9,447,000	10,365,626
Telefonica Emisiones SAU:
0.8094% 2/4/13 (j)	1,680,000	1,642,796
5.855% 2/4/13	1,120,000	1,214,046
5.877% 7/15/19	8,985,000	9,773,973
6.221% 7/3/17	4,604,000	5,089,561
6.421% 6/20/16	753,000	843,810
Telefonos de Mexico SA de CV 4.75% 1/27/10	4,335,000	4,378,350
Verizon Communications, Inc.:
5.25% 4/15/13	3,032,000	3,268,381
6.1% 4/15/18	20,485,000	22,268,178
6.35% 4/1/19	7,155,000	7,945,399
6.4% 2/15/38	7,002,000	7,569,246
6.9% 4/15/38	8,370,000	9,577,925
Verizon Global Funding Corp. 7.25% 12/1/10	1,916,000	2,040,659
Verizon New England, Inc. 6.5% 9/15/11	623,000	671,068
Verizon New York, Inc. 6.875% 4/1/12	1,855,000	2,021,080
		198,891,165
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 5.625% 11/15/17	1,264,000	1,267,503
Sprint Nextel Corp. 6% 12/1/16	9,496,000	7,976,640
Verizon Wireless Capital LLC:
5.55% 2/1/14 (f)	11,660,000	12,608,984
8.5% 11/15/18 (f)	645,000	812,447
Vodafone Group PLC:
5% 12/16/13	1,605,000	1,703,908
5.5% 6/15/11	1,929,000	2,047,338
5.625% 2/27/17	2,868,000	3,024,289
7.75% 2/15/10	1,291,000	1,330,153
		30,771,262
TOTAL TELECOMMUNICATION SERVICES		229,662,427
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 2.9%
Electric Utilities - 1.5%
AmerenUE 6.4% 6/15/17	$ 6,458,000	$ 7,077,581
Baltimore Gas & Electric Co. 6.125% 7/1/13	3,284,000	3,542,487
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	7,585,000	7,999,361
8.875% 11/15/18	1,282,000	1,612,039
Commonwealth Edison Co.:
5.4% 12/15/11	10,651,000	11,373,606
5.8% 3/15/18	6,260,000	6,738,915
Duke Energy Carolinas LLC:
5.25% 1/15/18	1,743,000	1,851,815
6% 1/15/38	3,993,000	4,442,125
EDP Finance BV:
5.375% 11/2/12 (f)	1,393,000	1,488,787
6% 2/2/18 (f)	15,876,000	17,123,171
Exelon Corp.:
4.9% 6/15/15	22,411,000	22,758,864
6.75% 5/1/11	465,000	497,096
FirstEnergy Corp. 6.45% 11/15/11	6,449,000	7,045,533
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (f)	3,098,000	3,166,438
6.05% 8/15/21 (f)	7,216,000	7,294,647
6.8% 8/15/39 (f)	5,186,000	5,297,131
Florida Power Corp.:
5.65% 6/15/18	2,323,000	2,550,052
6.4% 6/15/38	2,697,000	3,161,752
Illinois Power Co. 6.125% 11/15/17	289,000	303,664
Nevada Power Co.:
6.5% 5/15/18	15,159,000	16,521,491
6.5% 8/1/18	1,097,000	1,197,531
Oncor Electric Delivery Co. 6.375% 5/1/12	8,891,000	9,682,068
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	2,528,000	2,733,511
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,135,623
Pepco Holdings, Inc.:
4% 5/15/10	1,559,000	1,575,298
6.45% 8/15/12	2,607,000	2,773,593
7.45% 8/15/32	4,480,000	4,716,817
Potomac Electric Power Co. 7.9% 12/15/38	3,000,000	3,969,084
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)	11,570,000	9,024,600
Progress Energy, Inc. 7.1% 3/1/11	2,365,000	2,515,334
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	3,904,601
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Sierra Pacific Power Co. 5.45% 9/1/13	$ 1,091,000	$ 1,143,120
West Penn Power Co. 5.95% 12/15/17 (f)	220,000	227,960
Wisconsin Electric Power Co. 6.25% 12/1/15	2,105,000	2,390,396
		182,836,091
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	2,827,000	2,895,984
Texas Eastern Transmission Corp. 7.3% 12/1/10	2,167,000	2,231,899
		5,127,883
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 7% 4/1/12	14,504,000	15,567,926
Duke Capital LLC 5.668% 8/15/14	6,931,000	7,228,818
Exelon Generation Co. LLC 5.35% 1/15/14	10,825,000	11,320,774
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,292,261
6.3% 7/15/13	5,310,000	5,666,726
6.5% 5/1/18	6,905,000	7,277,325
		49,353,830
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
4.75% 12/15/10	2,748,000	2,833,276
5.2% 8/15/19	11,723,000	12,089,273
6.3% 9/30/66 (j)	6,749,000	4,926,770
7.5% 6/30/66 (j)	8,928,000	7,320,960
DTE Energy Co. 7.05% 6/1/11	688,000	730,978
KeySpan Corp. 7.625% 11/15/10	345,000	364,361
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	8,650,000	9,221,246
5.875% 10/1/12	2,041,000	2,213,734
National Grid PLC 6.3% 8/1/16	18,627,000	20,138,134
NiSource Finance Corp.:
0.9769% 11/23/09 (j)	4,048,000	4,026,703
5.25% 9/15/17	590,000	548,174
5.4% 7/15/14	2,156,000	2,157,557
5.45% 9/15/20	4,630,000	4,196,970
6.4% 3/15/18	8,370,000	8,412,139
6.8% 1/15/19	10,000,000	10,141,370
7.875% 11/15/10	715,000	751,955
10.75% 3/15/16	2,779,000	3,254,709
San Diego Gas & Electric Co. 6% 6/1/39	5,432,000	6,099,940
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	$ 12,541,000	$ 9,907,390
WPS Resources Corp. 6.11% 12/1/66 (j)	617,000	450,410
		109,786,049
TOTAL UTILITIES		347,103,853
TOTAL NONCONVERTIBLE BONDS (Cost $2,774,426,555)		3,169,000,787
U.S. Government and Government Agency Obligations - 25.4%

U.S. Government Agency Obligations - 3.5%
Fannie Mae:
2.5% 5/15/14 (e)	83,962,000	83,498,110
2.75% 3/13/14	62,362,000	63,070,432
4.375% 7/17/13	1,213,000	1,305,805
5% 2/16/12	29,421,000	31,903,397
5% 2/13/17	12,300,000	13,480,031
5.375% 6/12/17	10,250,000	11,470,391
Federal Home Loan Bank:
1.75% 8/22/12	8,620,000	8,599,200
3.625% 5/29/13	2,253,000	2,367,678
Freddie Mac:
2.125% 3/23/12	53,058,000	53,833,230
2.5% 4/23/14	25,290,000	25,212,309
3.75% 3/27/19	15,000,000	14,907,975
4.125% 12/21/12	18,475,000	19,780,961
5% 1/30/14	8,584,000	9,390,862
5.25% 7/18/11	61,908,000	66,803,870
5.75% 1/15/12	6,122,000	6,755,284
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	543,000	551,957
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		412,931,492
U.S. Treasury Inflation Protected Obligations - 6.0%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29	24,369,548	25,519,499
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	142,243,051	140,020,504
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
1.375% 7/15/18	$ 59,998,200	$ 58,104,537
2% 4/15/12	4,271,853	4,369,303
2% 1/15/14	115,830,411	118,002,231
2% 7/15/14	93,805,540	95,710,918
2.125% 1/15/19 (e)	70,304,500	72,369,695
2.375% 1/15/17	128,302,777	133,875,993
2.375% 1/15/27	23,531,425	24,097,638
2.625% 7/15/17	36,354,356	38,683,288
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		710,753,606
U.S. Treasury Obligations - 15.8%
U.S. Treasury Bonds:
4.5% 5/15/38	37,064,000	39,033,025
4.75% 2/15/37	50,000,000	54,648,450
U.S. Treasury Notes:
1% 8/31/11	400,000,000	400,156,400
1.75% 8/15/12	27,117,000	27,330,980
1.75% 3/31/14	2,530,000	2,477,027
1.875% 6/15/12	47,180,000	47,795,557
1.875% 4/30/14	100,000,000	98,257,800
2.625% 7/31/14 (e)	400,000,000	404,750,000
2.75% 2/15/19	500,000,000	473,320,478
3.125% 5/15/19 (e)	25,000,000	24,406,250
3.75% 11/15/18	163,194,000	167,579,839
4% 8/15/18	131,359,000	137,557,568
TOTAL U.S. TREASURY OBLIGATIONS		1,877,313,374
Other Government Related - 0.1%
Citigroup Funding, Inc. 2.125% 7/12/12 (FDIC Guaranteed) (g)	16,000,000	16,134,640
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,035,325,189)		3,017,133,112
U.S. Government Agency - Mortgage Securities - 12.6%
	Principal Amount	Value
Fannie Mae - 10.5%
2.788% 7/1/34 (j)	$ 5,656,756	$ 5,793,013
2.805% 7/1/35 (j)	858,990	881,813
2.87% 6/1/34 (j)	981,270	1,002,113
3.206% 4/1/36 (j)	5,537,629	5,654,747
3.281% 10/1/33 (j)	74,441	75,772
3.283% 3/1/35 (j)	130,582	133,463
3.321% 9/1/34 (j)	1,975,879	2,032,068
3.572% 2/1/33 (j)	211,988	215,739
3.6% 10/1/33 (j)	214,437	217,834
3.668% 7/1/35 (j)	85,567	87,141
3.697% 7/1/35 (j)	775,657	800,602
3.828% 7/1/35 (j)	646,251	662,917
4% 7/1/18 to 3/1/24	6,584,892	6,747,337
4% 9/1/39 (h)	23,000,000	22,482,123
4% 9/14/39 (h)	1,700,000	1,661,722
4.019% 9/1/33 (j)	2,329,287	2,402,758
4.046% 3/1/35 (j)	41,729	42,607
4.046% 8/1/35 (j)	1,371,593	1,407,930
4.131% 7/1/34 (j)	5,138,403	5,281,266
4.209% 11/1/36 (j)	1,361,692	1,410,329
4.25% 7/1/34 (j)	116,792	120,274
4.275% 6/1/36 (j)	576,982	598,844
4.285% 12/1/33 (j)	7,613,744	7,854,160
4.29% 3/1/33 (j)	86,806	89,828
4.299% 3/1/33 (j)	98,746	101,769
4.344% 3/1/34 (j)	207,695	213,980
4.416% 7/1/35 (j)	7,133,739	7,411,648
4.425% 3/1/35 (j)	353,954	364,549
4.431% 2/1/35 (j)	4,893,655	5,023,579
4.456% 10/1/35 (j)	500,061	512,628
4.461% 5/1/35 (j)	458,477	471,047
4.477% 3/1/35 (j)	871,877	897,350
4.489% 10/1/35 (j)	5,554,293	5,726,189
4.5% 4/1/23 to 9/1/39 (i)	66,990,564	67,412,375
4.5% 9/17/24 (h)	1,000,000	1,027,748
4.5% 9/17/24 (h)	22,000,000	22,610,452
4.5% 9/1/39 (h)	22,000,000	22,102,276
4.534% 10/1/33 (j)	163,060	166,828
4.62% 9/1/35 (j)	8,360,169	8,632,217
4.643% 7/1/35 (j)	461,360	478,249
4.654% 2/1/35 (j)	1,703,735	1,750,532
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.666% 11/1/36 (j)	$ 1,652,888	$ 1,716,937
4.691% 9/1/36 (j)	1,595,772	1,666,375
4.744% 2/1/34 (j)	61,557	63,721
4.807% 1/1/35 (j)	3,128,941	3,202,667
4.85% 7/1/35 (j)	15,347,999	15,911,823
4.925% 7/1/35 (j)	6,049,165	6,228,955
4.996% 4/1/35 (j)	4,380,129	4,514,778
5% 12/1/17 to 11/1/38	181,479,522	187,783,142
5% 9/17/24 (h)	6,000,000	6,251,191
5% 9/1/39 (h)(i)	47,000,000	48,215,768
5% 9/1/39 (h)(i)	13,000,000	13,336,276
5.175% 4/1/36 (j)	7,608,360	7,918,732
5.185% 3/1/35 (j)	128,158	131,242
5.197% 5/1/35 (j)	2,871,211	2,963,516
5.301% 12/1/34 (j)	293,666	299,749
5.5% 4/1/14 to 8/1/38	265,397,636	278,023,857
5.5% 9/17/24 (h)	2,000,000	2,103,858
5.5% 9/1/39 (h)(i)	50,000,000	52,014,905
5.564% 7/1/37 (j)	1,613,248	1,689,532
5.66% 9/1/35 (j)	980,019	1,036,676
5.82% 7/1/46 (j)	21,005,551	22,089,354
5.821% 3/1/36 (j)	3,104,930	3,275,940
6% 3/1/16 to 11/1/38	148,649,770	157,184,877
6% 9/14/39 (h)(i)	25,000,000	26,296,853
6% 9/14/39 (h)(i)	84,000,000	88,357,424
6.004% 4/1/36 (j)	1,210,563	1,275,789
6.106% 4/1/36 (j)	1,742,162	1,842,881
6.319% 4/1/36 (j)	1,309,848	1,390,895
6.5% 4/1/13 to 3/1/35	14,502,182	15,633,669
6.5% 9/14/39 (h)(i)	26,000,000	27,802,455
6.5% 9/14/39 (h)	5,000,000	5,346,626
6.5% 9/14/39 (h)(i)	15,000,000	16,039,878
6.5% 10/14/39 (h)	31,000,000	33,009,823
7% 11/1/11 to 6/1/33	390,955	428,543
7.5% 8/1/13 to 8/1/29	449,837	493,065
8.5% 5/1/21 to 9/1/25	21,696	24,041
9.5% 2/1/25	3,431	3,781
10.5% 8/1/20	4,554	5,349
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
11% 8/1/15	$ 1,719	$ 1,756
12.5% 12/1/13 to 8/1/15	8,457	9,681
TOTAL FANNIE MAE		1,248,146,196
Freddie Mac - 1.2%
3.156% 2/1/34 (j)	233,771	238,892
3.478% 3/1/35 (j)	664,905	683,304
3.862% 1/1/35 (j)	176,033	180,989
3.908% 8/1/35 (j)	6,567,462	6,735,868
4.035% 6/1/35 (j)	347,040	360,507
4.448% 1/1/35 (j)	1,302,899	1,349,277
4.472% 10/1/34 (j)	3,489,435	3,604,513
4.5% 5/1/35 (j)	2,311,099	2,381,007
4.5% 12/1/35	9,040,599	9,118,297
4.549% 4/1/35 (j)	9,300,639	9,618,758
4.661% 1/1/36 (j)	2,077,741	2,145,693
4.727% 7/1/35 (j)	2,670,030	2,751,157
4.755% 3/1/36 (j)	491,958	503,398
5% 3/1/19 to 4/1/38	15,075,194	15,885,339
5.054% 9/1/35 (j)	36,828,567	38,515,942
5.145% 4/1/35 (j)	1,631,739	1,684,996
5.234% 1/1/36 (j)	27,786,372	29,168,493
5.31% 3/1/33 (j)	39,423	40,635
5.379% 1/1/34 (j)	1,546,783	1,599,913
5.382% 11/1/35 (j)	685,684	723,523
5.522% 1/1/36 (j)	1,857,711	1,947,613
5.669% 10/1/35 (j)	962,727	1,018,385
5.919% 6/1/36 (j)	2,922,619	3,061,073
6% 11/1/33	1,856,191	1,972,056
6.103% 6/1/36 (j)	1,438,313	1,506,557
6.602% 1/1/37 (j)	3,647,753	3,858,896
7% 8/1/10 to 7/1/13	66,821	69,226
7.5% 2/1/10 to 1/1/33	213,261	229,438
8.5% 9/1/24 to 8/1/27	18,008	20,147
11.5% 10/1/15	1,171	1,329
11.75% 10/1/10	227	230
TOTAL FREDDIE MAC		140,975,451
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - 0.9%
5.5% 12/20/28 to 12/15/38	$ 84,166,780	$ 88,490,992
5.5% 9/21/39 (h)	8,000,000	8,351,135
6% 12/15/38	9,362,635	9,897,687
7% 1/15/28 to 11/15/32	3,531,913	3,849,240
7.5% 3/15/28 to 10/15/28	4,317	4,757
8% 7/15/17 to 10/15/24	877,087	954,166
8.5% 5/15/17 to 10/15/21	23,053	25,826
11% 7/20/19 to 8/20/19	1,159	1,371
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		111,575,174
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,486,151,083)		1,500,696,821
Asset-Backed Securities - 2.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7356% 4/25/35 (j)	1,543,111	818,906
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (j)	686,000	1,278
Class M8, 1.1156% 7/25/36 (j)	30,690	35
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (j)	262,310	239,322
Class M2, 1.3656% 2/25/34 (j)	420,000	166,724
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (j)	214,000	185,238
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (j)	21,101	19,631
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (j)	296,000	5,274
Class M4, 0.6656% 5/25/36 (j)	88,723	1,379
Series 2006-OP1:
Class M4, 0.6356% 4/25/36 (j)	139,000	3,794
Class M5, 0.6556% 4/25/36 (j)	132,000	2,627
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.4025% 5/20/13 (j)	4,023,835	3,862,882
Series 2006-A6 Class A6, 0.3025% 9/20/13 (j)	2,538,323	2,436,790
Series 2006-A7 Class A7, 0.2925% 10/20/12 (j)	1,192,819	1,145,106
Series 2006-C1 Class C1, 0.7525% 10/20/14 (j)	549,000	16,470
Series 2007-A1 Class A, 0.3225% 1/20/15 (j)	187,411	179,915
Series 2007-A4 Class A4, 0.3025% 4/22/13 (j)	3,193,712	3,065,964
Series 2007-D1 Class D, 1.6725% 1/22/13 (f)(j)	7,316,000	146,320
Asset-Backed Securities - continued
	Principal Amount	Value
Airspeed Ltd. Series 2007-1A Class C1, 2.7728% 6/15/32 (f)(j)	$ 4,471,279	$ 1,721,442
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (f)(j)	533,448	532,257
AmeriCredit Automobile Receivables Trust:
Series 2005-DA Class A4, 5.02% 11/6/12	231,680	233,936
Series 2006-1 Class B1, 5.2% 3/6/11	76,024	76,052
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1:
Class D, 5.62% 9/30/14	1,026,000	564,300
Class E, 6.96% 3/31/16 (f)	2,233,886	1,116,943
Series 2007-2M Class A3, 5.22% 4/8/10	321,635	327,036
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9656% 12/25/33 (j)	98,715	71,153
Series 2004-R11 Class M1, 0.9256% 11/25/34 (j)	466,441	215,862
Series 2004-R2 Class M3, 0.8156% 4/25/34 (j)	127,502	52,933
Series 2005-R2 Class M1, 0.7156% 4/25/35 (j)	1,743,000	1,234,888
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (j)	40,480	10,431
Series 2004-W11 Class M2, 0.9656% 11/25/34 (j)	457,000	190,021
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (j)	1,310,000	631,649
Class M2, 0.8656% 5/25/34 (j)	1,094,000	770,209
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (j)	1,266,000	385,701
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (j)	1,069,475	17,128
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.8156% 4/25/34 (j)	2,253,000	1,192,515
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (j)	351,766	179,823
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (j)	228,000	7,090
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(f)(j)	6,174,000	1
Bank America Auto Trust Series 2009-1A Class A3, 2.67% 7/15/13 (f)	11,800,000	11,928,389
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3528% 3/15/12 (j)	2,903,000	2,896,427
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.7156% 9/25/35 (j)	76,409	56,402
Series 2005-HE2 Class M2, 1.0156% 2/25/35 (j)	1,257,000	524,316
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (f)(j)	324,000	323,602
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	5,500,000	5,601,063
Asset-Backed Securities - continued
	Principal Amount	Value
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	$ 1,524,787	$ 1,341,813
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (j)	1,942,869	1,815,106
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (j)	577,235	524,525
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class B, 5.26% 10/15/10	556,208	558,476
Class D, 7.16% 1/15/13 (f)	1,720,000	1,582,400
Series 2006-2:
Class B, 5.07% 12/15/11	1,933,000	1,958,879
Class C, 5.31% 6/15/12	1,422,000	1,386,394
Series 2007-1 Class C, 5.38% 11/15/12	506,000	407,149
Series 2007-SN1:
Class B, 5.52% 3/15/11	81,000	73,795
Class C, 5.73% 3/15/11	46,000	43,240
Class D, 6.05% 1/17/12	248,000	229,400
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	7,709,000	8,069,856
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	1,048,000	1,048,920
Series 2006-C:
Class A3A, 5.07% 7/15/11	25,814	25,816
Class A3B, 0.2828% 7/15/11 (j)	63,775	63,578
Series 2007-B Class A3A, 5.03% 4/15/12	651,185	657,825
Capital One Multi-Asset Execution Trust:
Series 2007-A6 Class A6, 0.3428% 5/15/13 (j)	1,660,000	1,647,694
Series 2007-C3 Class C3, 0.5628% 4/15/13 (f)(j)	2,372,000	2,280,524
Series 2008-A5 Class A5, 4.85% 2/18/14	5,000,000	5,242,263
Series 2008-A6 Class A6, 1.3728% 3/17/14 (j)	13,801,000	13,791,607
Series 2009-A2 Class A2, 3.2% 4/15/14	26,000,000	26,470,348
Capital Trust Ltd. Series 2004-1 Class A2, 0.7225% 7/20/39 (f)(j)	252,000	50,400
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	846,000	761,400
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (j)	931,000	32,438
Series 2006-NC3 Class M10, 2.2656% 8/25/36 (f)(j)	994,000	16,762
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (j)	195,000	6,574
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (j)	1,471,000	386,944
Asset-Backed Securities - continued
	Principal Amount	Value
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (f)(j)	$ 122,796	$ 98,555
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	607,862	475,360
Chase Issuance Trust:
2005-A7 Class A7, 4.55% 3/15/13	7,000,000	7,310,316
Series 2004-3 Class C, 0.7428% 6/15/12 (j)	451,000	449,052
Series 2005-A10 Class A10, 4.65% 12/17/12	5,000,000	5,199,951
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	250,001	222,919
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	26,000,000	27,688,115
Series 2009-A3 Class A3, 2.7% 6/24/13	18,000,000	18,263,140
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (j)	624,000	19,934
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (j)	5,582	5,536
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (j)	139,935	132,594
Series 2007-4 Class A1A, 0.3856% 9/25/37 (j)	817,766	768,516
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	1,245,451	125
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7656% 6/25/34 (j)	789,000	432,762
Class M4, 1.2356% 4/25/34 (j)	130,535	66,357
Series 2004-4 Class M2, 0.7956% 6/25/34 (j)	496,195	318,196
Series 2005-3 Class MV1, 0.6856% 8/25/35 (j)	1,729,467	1,573,140
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (j)	305,345	279,925
CPS Auto Receivables Trust:
Series 2006-D:
Class A3, 5.157% 5/15/11 (f)	47,313	47,334
Class A4, 5.115% 8/15/13 (f)	923,000	904,661
Series 2007-B Class A3, 5.47% 11/15/11 (f)	321,117	322,137
Series 2007-C Class A3, 5.43% 5/15/12 (f)	259,025	258,935
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)	3,808,000	3,334,399
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (j)	2,458,000	2,412,496
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (f)	1,871,207	1,849,040
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6603% 5/28/35 (j)	31,732	17,624
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (j)	160,000	32,209
Asset-Backed Securities - continued
	Principal Amount	Value
Fieldstone Mortgage Investment Corp.: - continued
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (j)	$ 5,169,000	$ 1,570,792
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0906% 3/25/34 (j)	25,709	12,724
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (j)	8,354,075	7,004,687
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (j)	236,075	229,749
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (j)	85,107	82,139
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)	3,966,000	3,684,049
Series 2006-C:
Class B, 5.3% 6/15/12	575,000	581,450
Class D, 6.89% 5/15/13 (f)	2,923,000	2,545,333
Series 2007-A Class D, 7.05% 12/15/13 (f)	1,553,000	1,366,827
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (j)	630,000	409,500
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	62,000	50,135
Class C, 5.41% 7/21/14	555,000	277,500
Series 2007-1:
Class A4, 5.03% 2/16/15	437,000	449,627
Class C, 5.43% 2/16/15	535,000	254,592
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (j)	39,926	17,996
Class M2, 1.0156% 2/25/34 (j)	68,000	52,737
Series 2005-A:
Class M3, 0.7556% 1/25/35 (j)	801,000	187,426
Class M4, 0.9456% 1/25/35 (j)	296,000	54,224
Series 2006-A Class M4, 0.6656% 5/25/36 (j)	160,922	1,540
Series 2006-D Class M1, 0.4956% 11/25/36 (j)	282,000	4,350
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (f)(j)	2,392,000	1,789,515
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	2,479,207	1,983,365
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (f)(j)	281,658	188,711
Series 2006-2A:
Class A, 0.4528% 11/15/34 (f)(j)	2,215,160	1,329,096
Class B, 0.5528% 11/15/34 (f)(j)	800,859	232,249
Class C, 0.6528% 11/15/34 (f)(j)	1,328,402	292,248
Class D, 1.0228% 11/15/34 (f)(j)	504,984	80,797
Asset-Backed Securities - continued
	Principal Amount	Value
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (j)	$ 731,000	$ 709,070
Class C, 0.5128% 9/17/12 (j)	569,000	534,860
Series 2007-1 Class C, 0.5428% 3/15/13 (j)	4,010,000	3,673,440
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (j)	1,029,000	833,570
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (j)	643,000	385,800
GS Auto Loan Trust:
Series 2006-1 Class D, 6.25% 1/15/14 (f)	1,029,934	875,444
Series 2007-1:
Class B, 5.53% 12/15/14	84,794	73,701
Class C, 5.74% 12/15/14	180,143	144,114
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (f)(j)	742,631	54,934
Class M1, 0.9156% 6/25/34 (j)	2,313,000	1,218,901
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (j)	931,000	35,924
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (j)	13,385	5,866
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (j)	66,265	65,541
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (j)	352,000	3,655
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (f)(j)	538,443	80,766
Series 2006-3:
Class B, 0.6656% 9/25/46 (f)(j)	361,000	54,150
Class C, 0.8156% 9/25/46 (f)(j)	1,245,000	124,500
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1456% 2/25/33 (j)	339	81
Series 2003-2 Class M1, 1.5856% 8/25/33 (j)	445,959	217,205
Series 2003-3 Class M1, 1.5556% 8/25/33 (j)	759,148	366,050
Series 2003-5 Class A2, 0.9656% 12/25/33 (j)	27,804	10,134
Series 2003-7 Class A2, 1.0256% 3/25/34 (j)	1,399	546
Series 2004-3 Class M2, 1.9656% 8/25/34 (j)	245,319	142,015
Series 2004-7 Class A3, 0.6556% 1/25/35 (j)	518	311
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (j)	229,651	216,111
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (j)	2,854,997	2,625,685
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (j)	18,161	16,773
Honda Auto Receivables Owner Trust Series 2009-3 Class A3, 2.31% 5/15/13	8,600,000	8,628,191
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (j)	1,905,000	1,891,897
Asset-Backed Securities - continued
	Principal Amount	Value
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (j)	$ 498,061	$ 286,510
Class M2, 0.5625% 3/20/36 (j)	820,620	398,075
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (j)	1,292,000	379,496
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	113,891	114,570
Class C, 5.34% 11/15/12	147,741	150,002
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (j)	178,000	3,556
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (j)	1,255,000	564,059
Class MV1, 0.4956% 11/25/36 (j)	1,020,000	104,406
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (j)	499,000	17,204
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (j)	856,754	680,661
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (j)	312,579	310,162
Class 2C, 2.3775% 3/27/42 (j)	2,867,000	467,310
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	3,140,000	2,888,684
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (j)	275,062	211,194
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (j)	23,574	23,324
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	25,513	14,032
Class C, 5.691% 10/20/28 (f)	11,383	5,691
Class D, 6.01% 10/20/28 (f)	136,200	61,290
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (j)	450,000	12,285
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (j)	641,000	22,436
MBNA Credit Card Master Note Trust Series 2005-A3 Class A3, 4.1% 10/15/12	10,000,000	10,208,154
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (j)	191,672	84,831
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	363,735	346,043
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (j)	806,621	571,995
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (j)	2,264,706	1,647,647
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (j)	66,601	63,498
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (j)	2,980,530	1,463,804
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (j)	$ 48,462	$ 10,119
Series 2005-HE1 Class M2, 0.7356% 12/25/34 (j)	398,000	266,644
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (j)	360,000	136,731
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (j)	326,000	130,291
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (j)	339,222	53,364
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (j)	251,395	246,360
Series 2006-NC4 Class M4, 0.6156% 6/25/36 (j)	261,568	1,403
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (j)	229,000	4,225
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (j)	29,097	6,168
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (j)	4,216,886	3,442,734
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (j)	16,177	15,237
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (f)(j)(l)	3,791,000	341,190
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (l)	4,105,900	821,180
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (l)	2,819,000	77,523
Series 2006-1 Class AIO, 5.5% 4/25/11 (l)	406,000	26,390
Series 2006-2 Class AIO, 6% 8/25/11 (l)	201,000	19,095
Series 2006-3:
Class A1, 0.2956% 9/25/19 (j)	592,110	584,061
Class AIO, 7.1% 1/25/12 (l)	323,000	44,949
Series 2006-4:
Class A1, 0.2956% 3/25/25 (j)	629,659	604,360
Class AIO, 6.35% 2/27/12 (l)	1,029,000	135,067
Class D, 1.3656% 5/25/32 (j)	2,193,000	52,507
Series 2007-1 Class AIO, 7.27% 4/25/12 (l)	1,383,000	229,260
Series 2007-2 Class AIO, 6.7% 7/25/12 (l)	1,176,000	187,984
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7756% 9/25/35 (j)	1,164,000	233,041
Series 2005-D Class M2, 0.7356% 2/25/36 (j)	704,000	42,476
Nissan Auto Lease Trust Series 2009-A Class A3, 2.92% 12/15/11	3,500,000	3,562,355
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (j)	410,777	392,236
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (j)	16,804	16,411
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (f)(j)	317,000	123,630
Series 2006-1A Class A, 1.6725% 3/20/11 (f)(j)	962,000	355,940
Asset-Backed Securities - continued
	Principal Amount	Value
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 0.9156% 11/25/34 (j)	$ 281,000	$ 220,939
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (j)	116,977	108,233
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (j)	159,249	148,281
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 0.9456% 9/25/34 (j)	227,000	160,488
Class M3, 1.5156% 9/25/34 (j)	435,000	114,537
Class M4, 1.7156% 9/25/34 (j)	558,000	80,412
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (j)	327,000	48,437
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (j)	2,176,000	1,431,341
Class M3, 0.8256% 1/25/35 (j)	391,000	203,610
Class M4, 1.0956% 1/25/35 (j)	1,245,000	202,393
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (j)	1,616,000	29,221
Class M9, 2.1456% 5/25/35 (j)	482,000	2,624
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (f)(j)	2,842,000	2,574,036
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (f)	461,000	360,877
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (j)	515,000	13,086
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (j)	143,088	132,772
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (j)	4,173	1,850
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (j)	1,547,000	769,731
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (j)	83,000	1,236
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (j)	70,205	35,421
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (j)	43,832	39,385
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (f)(j)	944,562	783,213
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5794% 6/15/33 (j)	1,043,000	208,600
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (j)	146,352	94,818
Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	571,164	5,712
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (j)	46,281	6,940
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (j)	115,877	61,645
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp.: - continued
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (f)(j)	$ 1,104,000	$ 294,512
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (j)	1,950,597	1,569,114
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (j)	1,092,000	1,074,369
Class B, 0.5728% 1/15/12 (j)	897,000	843,790
Class C, 0.8728% 1/15/12 (j)	1,413,000	1,158,660
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	1,271,256	1,084,547
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (j)	2,942,000	2,839,030
Class B, 0.4928% 6/15/12 (j)	369,000	341,325
Class C, 0.7728% 6/15/12 (j)	221,000	154,700
Series 2007-2 Class A, 0.9228% 10/15/12 (j)	2,495,000	2,379,606
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (j)	115,176	39,273
Series 2003-6HE Class A1, 0.7356% 11/25/33 (j)	29,747	11,461
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (f)(j)	2,300,000	115,000
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	798,000	789,060
Series 2007-A Class A3, 5.28% 2/13/12	1,533,164	1,545,247
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (j)	3,480,000	3,349,402
Class C, 0.6228% 10/17/11 (j)	4,075,000	3,819,638
Series 2007-1 Class C, 0.6428% 6/15/12 (j)	3,098,000	2,323,500
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)	851,129	869,442
Series 2006-2A:
Class A4, 5.23% 3/20/12 (f)	20,500,000	20,948,241
Class B, 5.29% 6/20/12 (f)	356,000	366,377
Class D, 5.54% 12/20/12 (f)	507,000	458,268
Class E, 7.05% 5/20/14 (f)	4,753,000	3,868,843
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	749,203	75
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (j)	491,000	8,291
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7728% 8/15/15 (f)(j)	7,241,000	6,377,432
Asset-Backed Securities - continued
	Principal Amount	Value
WaMu Master Note Trust: - continued
Series 2007-A2 Class A2, 0.3028% 5/15/14 (f)(j)	$ 1,290,000	$ 1,280,986
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	10,266,000	10,642,222
Series 2007-A5A Class A5, 1.0228% 10/15/14 (f)(j)	1,720,000	1,711,394
Series 2007-C1 Class C1, 0.6728% 5/15/14 (f)(j)	4,493,000	4,378,620
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	6,399	0
Series 2006-2 Class A2, 0.3656% 7/25/36 (j)	292,665	281,773
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (f)(j)	1,459,789	175,175
TOTAL ASSET-BACKED SECURITIES (Cost $317,766,647)		350,042,332
Collateralized Mortgage Obligations - 1.7%

Private Sponsor - 1.4%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (f)(j)	2,407,000	2,350,026
Class 2M, 0.64% 2/17/52 (f)(j)	1,639,000	1,578,750
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (f)(j)	1,169,849	760,402
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (j)	824,000	173,452
Class C, 5.6986% 4/10/49 (j)	2,198,000	396,299
Class D, 5.6986% 4/10/49 (j)	1,100,000	176,220
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (j)	82,960	63,784
Series 2003-L Class 2A1, 5.2191% 1/25/34 (j)	1,759,506	1,504,310
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (j)	1,697,615	1,429,995
Series 2004-A Class 2A2, 5.4508% 2/25/34 (j)	909,828	780,008
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (j)	156,844	120,970
Class 2A2, 4.5749% 3/25/34 (j)	1,131,031	961,277
Series 2004-C Class 1A1, 4.097% 4/25/34 (j)	180,511	149,044
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (j)	259,453	199,849
Class 2A2, 3.8898% 5/25/34 (j)	2,231,431	1,885,653
Series 2004-G Class 2A7, 4.2585% 8/25/34 (j)	1,901,400	1,620,312
Series 2004-H Class 2A1, 4.469% 9/25/34 (j)	1,796,900	1,480,732
Series 2005-H:
Class 1A1, 4.6982% 9/25/35 (j)	465,389	364,181
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2005-H:
Class 2A2, 4.805% 9/25/35 (j)	$ 535,357	$ 241,552
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(j)(l)	27,195,825	1,944,501
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (j)	2,331,844	1,809,163
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (f)(j)(l)	4,223,385	56,146
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.6804% 2/25/37 (j)	1,530,937	1,329,268
Series 2007-A2 Class 2A1, 5.0375% 7/25/37 (j)	1,138,384	1,027,947
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (j)	1,734,000	1,711,388
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.189% 8/25/34 (j)	917,748	813,239
Class A4, 3.4368% 8/25/34 (j)	782,773	690,532
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,937,000	271,180
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (f)(j)	1,734,000	1,463,180
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (j)	40,603	40,171
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (j)	570,000	230,186
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (j)	1,245,000	87,147
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (j)	28,491	15,587
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (j)	19,665	13,120
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (j)	5,067,866	4,227,695
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (j)	2,900,000	1,040,689
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (j)	352,062	323,003
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (j)	44,855	22,022
Series 2004-AR5 Class 2A1, 5.0255% 10/25/34 (j)	1,014,998	777,569
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (f)(j)	$ 2,889,000	$ 2,297,911
Class C2, 0.98% 10/18/54 (f)(j)	970,000	630,500
Class M2, 0.76% 10/18/54 (f)(j)	1,661,000	1,138,449
Series 2007-1A Class C2, 1.06% 10/18/54 (f)(j)	279,000	240,155
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (f)(j)	2,405,000	1,683,500
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (f)(j)	2,545,000	2,036,000
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (j)	178,650	26,797
Series 2006-1A Class C2, 0.8725% 12/20/54 (f)(j)	5,526,000	828,900
Series 2006-2 Class C1, 0.7425% 12/20/54 (j)	4,563,000	547,560
Series 2006-3 Class C2, 0.7725% 12/20/54 (j)	922,000	110,640
Series 2006-4:
Class B1, 0.3625% 12/20/54 (j)	3,812,000	1,334,200
Class C1, 0.6525% 12/20/54 (j)	2,331,000	349,650
Class M1, 0.4425% 12/20/54 (j)	1,006,000	181,080
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (j)	1,847,000	221,640
Class 1M1, 0.4225% 12/20/54 (j)	1,238,000	222,840
Class 2C1, 0.7025% 12/20/54 (j)	842,000	101,040
Class 2M1, 0.5225% 12/20/54 (j)	1,589,000	286,020
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (j)	2,199,000	329,850
Granite Mortgages Series 2003-2 Class 1A3, 0.76% 7/20/43 (j)	6,799,472	5,424,938
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.96% 1/20/44 (j)	365,737	46,122
Series 2004-3 Class 2A1, 0.7488% 9/20/44 (j)	4,604,651	3,702,075
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.3491% 9/25/34 (j)	159,178	114,173
Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (j)	486,116	327,538
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (j)	349,656	184,895
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (f)(j)	777,000	724,475
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (j)	196,769	64,811
Series 2005-1 Class M4, 1.0156% 4/25/35 (j)	20,499	1,988
Series 2005-3 Class A1, 0.5056% 8/25/35 (j)	491,782	228,951
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (j)	$ 223,407	$ 230,216
Class A3, 5.447% 6/12/47 (j)	3,289,000	2,910,552
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9501% 8/25/36 (j)	1,135,000	844,511
Series 2004-A1 Class 2A1, 4.4607% 2/25/34 (j)	620,682	553,969
Series 2004-A3 Class 4A1, 4.2916% 7/25/34 (j)	1,526,844	1,343,251
Series 2004-A5 Class 2A1, 4.3385% 12/25/34 (j)	728,643	633,566
Series 2006-A2 Class 5A1, 5.0559% 11/25/33 (j)	2,114,801	1,857,774
Series 2007-A1 Class 1A1, 4.036% 7/25/35 (j)	4,011,843	3,684,233
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	780,000	677,613
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (f)(j)	367,964	171,706
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (j)	46,458	26,089
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (j)	1,204,000	413,740
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,012,432	747,740
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (j)	476,000	7,484
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (j)	1,782,593	787,374
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (f)(j)	153,000	86,129
Class C, 0.4628% 6/15/22 (f)(j)	1,288,000	540,960
Class D, 0.4728% 6/15/22 (f)(j)	496,000	138,880
Class E, 0.4828% 6/15/22 (f)(j)	792,000	174,240
Class F, 0.5128% 6/15/22 (f)(j)	1,268,000	253,600
Class G, 0.5828% 6/15/22 (f)(j)	219,000	35,040
Class H, 0.6028% 6/15/22 (f)(j)	595,000	83,300
Class J, 0.6428% 6/15/22 (f)(j)	694,000	83,280
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2005-B Class A2, 1.4% 7/25/30 (j)	634,873	456,462
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (j)	880,366	3,573
Series 2004-A4 Class A1, 3.3459% 8/25/34 (j)	1,241,191	1,112,913
Series 2005-A2 Class A7, 4.4821% 2/25/35 (j)	1,239,000	944,445
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
Series 2006-A6 Class A4, 5.364% 10/25/33 (j)	$ 875,956	$ 753,315
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (j)	7,424,000	7,155,118
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (j)	2,484,368	1,665,821
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (j)	2,543,000	112,604
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (j)	1,855,000	1,461,624
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (j)	426,000	319,500
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.2156% 10/25/35 (j)	4,586,320	3,589,843
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (f)(j)	2,127,934	1,085,112
Class B6, 3.1256% 7/10/35 (f)(j)	1,987,891	923,972
Series 2004-A:
Class B4, 1.4756% 2/10/36 (f)(j)	619,697	248,870
Class B5, 1.9756% 2/10/36 (f)(j)	413,422	155,281
Series 2004-B:
Class B4, 1.3756% 2/10/36 (f)(j)	503,629	161,615
Class B5, 1.8256% 2/10/36 (f)(j)	299,738	86,774
Class B6, 2.2756% 2/10/36 (f)(j)	58,379	14,414
Series 2004-C:
Class B4, 1.2256% 9/10/36 (f)(j)	667,951	219,890
Class B5, 1.6256% 9/10/36 (f)(j)	742,680	214,412
Class B6, 2.0256% 9/10/36 (f)(j)	46,129	10,541
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,182,205	1,045,948
Series 2004-SL3 Class A1, 7% 8/25/16	115,728	102,433
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (j)	197,378	124,679
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (f)(j)	414,484	293,598
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (f)(j)	3,659	3,659
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	245,000	197,947
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (j)	37,769	25,456
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-7 Class A3B, 1.535% 7/20/34 (j)	$ 24,331	$ 14,154
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (j)	269,120	4,320
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (f)(j)	45,707	21,867
Series 2003-15A Class 4A, 5.4571% 4/25/33 (j)	424,924	353,807
Series 2003-20 Class 1A1, 5.5% 7/25/33	377,171	323,826
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (j)	2,763,000	1,312,506
Thornburg Mortgage Securities Trust floater Series 2006-4 Class A2B, 0.3856% 7/25/36 (j)	20,249,856	19,175,925
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (j)	51,703	50,495
Series 2003-AR8 Class A, 4.1135% 8/25/33 (j)	632,385	566,688
Series 2005-AR14 Class 1A1, 5.04% 12/25/35 (j)	4,166,772	3,575,026
Series 2005-AR3 Class A2, 4.6405% 3/25/35 (j)	1,716,471	1,364,260
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.5361% 12/25/34 (j)	4,294,876	3,663,847
Series 2004-H Class A1, 4.5272% 6/25/34 (j)	884,924	784,359
Series 2004-T Class A1, 3.954% 9/25/34 (j)	653,175	557,988
Series 2004-V Class 1A2, 3.6038% 10/25/34 (j)	1,842,010	1,573,599
Series 2004-W Class A9, 4.5277% 11/25/34 (j)	1,521,000	1,090,596
Series 2005-AR10 Class 2A2, 3.8109% 6/25/35 (j)	1,279,713	1,166,876
Series 2005-AR12:
Class 2A5, 4.046% 7/25/35 (j)	11,270,000	9,048,923
Class 2A6, 4.046% 7/25/35 (j)	2,552,363	2,210,579
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	3,309,629	2,867,094
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (j)	2,195,430	1,831,469
Series 2006-AR8 Class 3A1, 5.2377% 4/25/36 (j)	15,576,800	12,673,805
TOTAL PRIVATE SPONSOR		160,524,322
U.S. Government Agency - 0.3%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.5156% 10/25/35 (j)	869,726	860,007
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17	317,638	339,957
Series 2005-67 Class HD, 5.5% 12/25/30	6,295,000	6,580,783
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2006-4 Class PB, 6% 9/25/35	$ 4,417,477	$ 4,719,811
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	1,063,661	1,136,641
Series 2004-3 Class BA, 4% 7/25/17	191,222	197,347
Series 2004-86 Class KC, 4.5% 5/25/19	860,406	895,869
Series 2005-41 Class LA, 5.5% 5/25/35	3,859,725	4,074,324
Freddie Mac:
planned amortization class Series 2104 Class PG, 6% 12/15/28	1,950,128	2,078,316
sequential payer Series 2516 Class AH, 5% 1/15/16	38,932	38,883
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	1,116,034	1,187,772
Series 2363 Class PF, 6% 9/15/16	1,480,425	1,574,389
Series 2425 Class JH, 6% 3/15/17	1,180,986	1,266,458
Series 2702 Class WB, 5% 4/15/17	3,168,856	3,280,240
Series 3033 Class UD, 5.5% 10/15/30	2,335,000	2,442,859
Series 3049 Class DB, 5.5% 6/15/31	5,410,000	5,693,056
sequential payer:
Series 2528 Class HN, 5% 11/15/17	3,367,000	3,542,128
Series 2809 Class UA, 4% 12/15/14	225,800	225,469
TOTAL U.S. GOVERNMENT AGENCY		40,134,309
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $180,077,971)		200,658,631
Commercial Mortgage Securities - 6.3%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.2794% 2/14/43 (j)	2,029,000	1,834,824
Class A2, 6.9094% 2/14/43 (j)	1,275,000	1,385,018
Class A3, 6.9594% 2/14/43 (j)	1,377,000	1,491,082
Class PS1, 1.556% 2/14/43 (j)(l)	6,627,155	233,171
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (j)	2,024,000	1,995,756
Series 2006-4 Class A1, 5.363% 7/10/46 (j)	899,387	914,186
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A1, 5.185% 9/10/47	$ 1,212,388	$ 1,232,898
Class A2, 5.317% 9/10/47	8,231,000	8,238,907
Class A3, 5.39% 9/10/47	2,418,000	2,319,421
Series 2006-6 Class A3, 5.369% 12/10/16	3,468,000	2,947,981
Series 2007-2 Class A1, 5.421% 4/10/49	606,637	617,424
Series 2007-4 Class A3, 5.8115% 2/10/51 (j)	1,729,000	1,609,466
Series 2006-6 Class E, 5.619% 10/10/45 (f)	1,002,000	129,358
Series 2007-3:
Class A3, 5.6581% 6/10/49 (j)	2,896,000	2,441,660
Class A4, 5.6581% 6/10/49 (j)	3,615,000	2,769,284
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	424,094	430,605
Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	3,260,953
Series 2004-2:
Class A2, 3.52% 11/10/38	16,772	16,759
Class A3, 4.05% 11/10/38	2,346,000	2,346,025
Class A4, 4.153% 11/10/38	2,199,000	2,142,779
Series 2004-4 Class A3, 4.128% 7/10/42	728,243	731,024
Series 2005-1 Class A3, 4.877% 11/10/42	5,975,170	5,968,639
Series 2006-1 Class A1, 5.219% 9/10/45 (j)	2,252,777	2,282,219
Series 2001-3 Class H, 6.562% 4/11/37 (f)	969,000	924,608
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	434,000	286,093
Class K, 6.15% 5/11/35 (f)	806,000	619,494
Series 2002-2 Class XP, 2.0377% 7/11/43 (f)(j)(l)	1,323,991	7,902
Series 2003-2 Class XP, 0.4553% 3/11/41 (f)(j)(l)	18,313,400	60,372
Series 2005-3 Series A3B, 5.09% 7/10/43 (j)	5,387,000	5,159,752
Series 2005-6 Class A3, 5.1791% 9/10/47 (j)	3,121,000	3,012,652
Series 2007-1 Class B, 5.543% 1/15/49	1,044,000	222,947
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5828% 3/15/22 (f)(j)	745,000	432,100
Class D, 0.6328% 3/15/22 (f)(j)	754,000	414,700
Class E, 0.6728% 3/15/22 (f)(j)	623,000	323,960
Class F, 0.7428% 3/15/22 (f)(j)	502,000	251,000
Class G, 0.8028% 3/15/22 (f)(j)	326,000	146,700
Series 2006-BIX1:
Class C, 0.4528% 10/15/19 (f)(j)	1,114,000	746,380
Class D, 0.4828% 10/15/19 (f)(j)	1,361,000	816,600
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-BIX1:
Class E, 0.5128% 10/15/19 (f)(j)	$ 1,261,000	$ 693,550
Class F, 0.5828% 10/15/19 (f)(j)	2,713,000	1,356,500
Class G, 0.6028% 10/15/19 (f)(j)	1,026,000	461,700
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (f)(j)	53,465	26,733
Series 2004-1:
Class A, 0.6256% 4/25/34 (f)(j)	1,413,354	1,003,482
Class B, 2.1656% 4/25/34 (f)(j)	154,590	61,836
Class M1, 0.8256% 4/25/34 (f)(j)	123,619	72,935
Class M2, 1.4656% 4/25/34 (f)(j)	114,433	57,217
Series 2004-2:
Class A, 0.6956% 8/25/34 (f)(j)	1,072,372	750,660
Class M1, 0.8456% 8/25/34 (f)(j)	119,727	59,863
Series 2004-3:
Class A1, 0.6356% 1/25/35 (f)(j)	2,380,642	1,547,417
Class A2, 0.6856% 1/25/35 (f)(j)	333,402	206,709
Class M1, 0.7656% 1/25/35 (f)(j)	401,200	204,612
Class M2, 1.2656% 1/25/35 (f)(j)	182,427	80,268
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (f)(j)	1,865,600	1,218,237
Class M1, 0.6956% 8/25/35 (f)(j)	87,958	35,746
Class M2, 0.7456% 8/25/35 (f)(j)	144,930	54,117
Class M3, 0.7656% 8/25/35 (f)(j)	80,461	27,751
Class M4, 0.8756% 8/25/35 (f)(j)	49,976	16,207
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (f)(j)	654,129	441,144
Class A2, 0.6656% 11/25/35 (f)(j)	669,976	401,986
Class M2, 0.7556% 11/25/35 (f)(j)	66,123	25,729
Class M3, 0.7756% 11/25/35 (f)(j)	59,566	21,694
Class M4, 0.8656% 11/25/35 (f)(j)	73,774	25,718
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (f)(j)	1,527,908	916,745
Class B1, 1.6656% 1/25/36 (f)(j)	89,039	24,041
Class M1, 0.7156% 1/25/36 (f)(j)	492,682	231,561
Class M2, 0.7356% 1/25/36 (f)(j)	99,724	43,878
Class M3, 0.7656% 1/25/36 (f)(j)	216,068	88,588
Class M4, 0.8756% 1/25/36 (f)(j)	80,729	29,870
Class M5, 0.9156% 1/25/36 (f)(j)	80,729	26,640
Class M6, 0.9656% 1/25/36 (f)(j)	85,477	24,788
Series 2006-1 Class A2, 0.6256% 4/25/36 (f)(j)	230,826	132,333
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (f)(j)	$ 4,523,842	$ 3,037,307
Class A2, 0.5456% 7/25/36 (f)(j)	208,377	121,088
Class B3, 2.9656% 7/25/36 (f)(j)	79,749	20,017
Class M1, 0.5756% 7/25/36 (f)(j)	218,667	88,691
Class M2, 0.5956% 7/25/36 (f)(j)	104,189	39,727
Class M3, 0.6156% 7/25/36 (f)(j)	86,824	31,439
Class M5, 0.7356% 7/25/36 (f)(j)	72,032	23,619
Class M6, 0.8056% 7/25/36 (f)(j)	107,404	33,123
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (f)(j)	92,694	13,904
Class B3, 2.8656% 10/25/36 (f)(j)	108,631	14,122
Class M4, 0.6956% 10/25/36 (f)(j)	102,334	23,537
Class M5, 0.7456% 10/25/36 (f)(j)	122,356	24,471
Class M6, 0.8256% 10/25/36 (f)(j)	354,461	63,803
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (f)(j)	802,231	538,618
Class A2, 0.5356% 12/25/36 (f)(j)	4,238,085	1,970,285
Class B1, 0.9656% 12/25/36 (f)(j)	22,039	4,785
Class B2, 1.5156% 12/25/36 (f)(j)	20,570	4,040
Class B3, 2.7156% 12/25/36 (f)(j)	162,780	28,584
Class M1, 0.5556% 12/25/36 (f)(j)	194,681	65,237
Class M2, 0.5756% 12/25/36 (f)(j)	129,297	40,380
Class M3, 0.6056% 12/25/36 (f)(j)	131,501	38,753
Class M4, 0.6656% 12/25/36 (f)(j)	157,214	43,737
Class M5, 0.7056% 12/25/36 (f)(j)	144,724	37,802
Class M6, 0.7856% 12/25/36 (f)(j)	129,297	31,251
Series 2007-1:
Class A2, 0.5356% 3/25/37 (f)(j)	902,550	442,250
Class B1, 0.9356% 3/25/37 (f)(j)	227,566	40,962
Class B2, 1.4156% 3/25/37 (f)(j)	163,539	24,531
Class B3, 3.6156% 3/25/37 (f)(j)	568,530	68,224
Class M1, 0.5356% 3/25/37 (f)(j)	200,567	76,215
Class M2, 0.5556% 3/25/37 (f)(j)	150,425	48,136
Class M3, 0.5856% 3/25/37 (f)(j)	62,484	18,745
Class M4, 0.6356% 3/25/37 (f)(j)	45,513	12,289
Class M5, 0.6856% 3/25/37 (f)(j)	166,625	39,990
Class M6, 0.7656% 3/25/37 (f)(j)	233,737	50,254
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (f)(j)	1,649,370	956,635
Class A2, 0.5856% 7/25/37 (f)(j)	1,545,208	726,248
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class B1, 1.8656% 7/25/37 (f)(j)	$ 417,508	$ 60,539
Class B2, 2.5156% 7/25/37 (f)(j)	362,414	48,926
Class B3, 3.6156% 7/25/37 (f)(j)	407,177	52,933
Class M1, 0.6356% 7/25/37 (f)(j)	473,462	165,712
Class M2, 0.6756% 7/25/37 (f)(j)	247,061	74,118
Class M3, 0.7556% 7/25/37 (f)(j)	249,644	62,411
Class M4, 0.9156% 7/25/37 (f)(j)	519,948	103,990
Class M5, 1.0156% 7/25/37 (f)(j)	459,689	82,744
Class M6, 1.2656% 7/25/37 (f)(j)	583,650	87,547
Series 2007-3:
Class A2, 0.5556% 7/25/37 (f)(j)	814,861	401,889
Class B1, 1.2156% 7/25/37 (f)(j)	366,097	72,487
Class B2, 1.8656% 7/25/37 (f)(j)	1,051,053	178,994
Class B3, 4.2656% 7/25/37 (f)(j)	491,574	72,409
Class M1, 0.5756% 7/25/37 (f)(j)	324,025	121,736
Class M2, 0.6056% 7/25/37 (f)(j)	345,430	120,382
Class M3, 0.6356% 7/25/37 (f)(j)	557,265	182,560
Class M4, 0.7656% 7/25/37 (f)(j)	977,981	284,886
Class M5, 0.8656% 7/25/37 (f)(j)	445,074	109,177
Class M6, 1.0656% 7/25/37 (f)(j)	338,049	78,326
Series 2007-4A:
Class B1, 2.8156% 9/25/37 (f)(j)	231,950	30,153
Class B2, 3.7156% 9/25/37 (f)(j)	1,055,770	126,692
Class M1, 1.2156% 9/25/37 (f)(j)	222,174	55,543
Class M2, 1.3156% 9/25/37 (f)(j)	222,174	46,657
Class M4, 1.8656% 9/25/37 (f)(j)	714,511	121,467
Class M5, 2.0156% 9/25/37 (f)(j)	714,511	107,177
Class M6, 2.2156% 9/25/37 (f)(j)	718,066	96,939
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(l)	4,947,676	76,689
Series 2007-5A Class IO, 1.5496% 10/25/37 (f)(l)	10,675,456	918,089
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (f)(j)	657,000	315,360
Class H, 0.9228% 3/15/19 (f)(j)	442,000	190,060
Class J, 1.1228% 3/15/19 (f)(j)	332,000	126,160
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (f)(j)	554,000	276,324
Class E, 0.5728% 3/15/22 (f)(j)	2,884,000	1,336,125
Class F, 0.6228% 3/15/22 (f)(j)	1,770,000	756,790
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class G, 0.6728% 3/15/22 (f)(j)	$ 364,000	$ 142,255
Class H, 0.8228% 3/15/22 (f)(j)	554,000	199,673
Class J, 0.9728% 3/15/22 (f)(j)	554,000	155,260
sequential payer:
2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	8,840,706
Series 2003-PWR2 Class A3, 4.834% 5/11/39	982,769	1,008,335
Series 2004-PWR3 Class A3, 4.487% 2/11/41	2,151,116	2,166,560
Series 2006-PW14 Class A4, 5.201% 12/11/38	2,240,000	1,996,540
Series 2006-T24 Class A1, 4.905% 10/12/41 (j)	1,871,182	1,899,502
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,784,000	8,646,844
Series 2007-PW16 Class A4, 5.7167% 6/11/40 (j)	2,484,000	2,132,403
Series 2007-PW17 Class A1, 5.282% 6/11/50	1,030,699	1,039,340
Series 2007-PW18:
Class A2, 5.613% 6/11/50	605,000	599,767
Class A4, 5.7% 6/11/50	20,000,000	17,046,408
Series 2007-T26 Class A1, 5.145% 1/12/45 (j)	595,236	599,820
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (f)(j)(l)	16,247,622	132,252
Series 2003-T12 Class X2, 0.4914% 8/13/39 (f)(j)(l)	27,425,033	282,708
Series 2006-PW13 Class A3, 5.518% 9/11/41	6,120,000	5,793,481
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (f)(j)(l)	25,232,719	518,606
Series 2006-T22:
Class A1, 5.415% 4/12/38 (j)	292,027	295,844
Class A4, 5.4634% 4/12/38 (j)	217,000	205,821
Series 2007-PW15 Class A1, 5.016% 2/11/44	515,395	518,181
Series 2007-PW16:
Class B, 5.713% 6/11/40 (f)	277,000	80,390
Class C, 5.713% 6/11/40 (f)	231,000	57,790
Class D, 5.713% 6/11/40 (f)	231,000	55,477
Series 2007-PW18 Class X2, 0.3442% 6/11/50 (f)(j)(l)	172,823,303	2,325,009
Series 2007-T28:
Class A1, 5.422% 9/11/42	305,059	310,230
Class X2, 0.1821% 9/11/42 (f)(j)(l)	86,835,898	578,779
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (f)(j)	846,664	438,039
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	2,037,000	1,991,200
Class XCL, 2.3511% 5/15/35 (f)(j)(l)	28,006,701	1,037,223
Commercial Mortgage Securities - continued
	Principal Amount	Value
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 695,000	$ 692,884
Class F, 7.734% 1/15/32	376,000	374,107
Series 2000-3 Class G 6.887% 10/15/32 (f)	3,994,000	2,534,313
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(j)	1,763,000	1,838,671
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5828% 8/16/21 (f)(j)	619,000	185,700
Class G, 0.6028% 11/15/36 (f)(j)	462,000	129,360
Class H, 0.6428% 11/15/36 (f)(j)	368,000	92,000
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	2,948,000	1,031,800
Series 2007-C6:
Class A1, 5.622% 12/10/49 (j)	7,301,016	7,474,866
Class A2, 5.6994% 12/10/49 (j)	2,250,000	2,250,285
Class A4, 5.6994% 12/10/49 (j)	4,462,000	3,878,683
Series 2007-FL3A Class A2, 0.4128% 4/15/22 (f)(j)	3,443,000	2,065,800
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (j)	723,000	645,291
Series 2006-CD3 Class A3, 5.607% 10/15/48	6,300,000	5,733,098
Series 2007-CD4:
Class A1, 4.977% 12/11/49	469,765	475,187
Class A2A, 5.237% 12/11/49	1,543,000	1,533,240
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,688,000	1,566,340
Class C, 5.476% 12/11/49	3,265,000	244,875
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48	264,218	265,181
Series 2007-C2 Class A1, 5.064% 4/15/47 (j)	250,830	254,378
Series 2007-C3 Class A3, 5.8202% 5/15/46 (j)	1,734,000	1,582,658
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	884,340
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.5028% 4/15/17 (f)(j)	3,884,000	2,291,560
Class C, 0.5428% 4/15/17 (f)(j)	1,395,000	808,319
Class D, 0.5828% 4/15/17 (f)(j)	802,000	420,825
Class E, 0.6428% 4/15/17 (f)(j)	247,000	118,943
Class F, 0.6828% 4/15/17 (f)(j)	140,000	63,342
Class G, 0.8228% 4/15/17 (f)(j)	140,000	58,811
Class H, 0.8928% 4/15/17 (f)(j)	140,000	57,400
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class J, 1.1228% 4/15/17 (f)(j)	$ 108,000	$ 43,200
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (f)(j)	2,735,261	1,326,410
Class D, 0.6128% 11/15/17 (f)(j)	142,297	75,539
Class E, 0.6628% 11/15/17 (f)(j)	504,569	255,605
Class F, 0.7228% 11/15/17 (f)(j)	313,465	151,592
Class G, 0.7728% 11/15/17 (f)(j)	217,913	100,612
Series 2006-FL12 Class AJ, 0.4028% 12/15/20 (f)(j)	2,471,000	1,247,089
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (j)	163,000	163,696
Series 2006-C8:
Class A1, 5.11% 12/10/46	91,806	92,359
Class A3, 5.31% 12/10/46	4,941,000	4,457,024
Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,931,000	2,835,766
Series 2007-C9 Class A4, 5.8162% 12/10/49 (j)	3,836,000	3,371,940
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (f)(j)(l)	3,727,893	41,680
Series 2006-C8:
Class B, 5.44% 12/10/46	3,003,000	862,803
Class XP, 0.4956% 12/10/46 (j)(l)	20,522,086	313,216
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (j)	595,838	598,601
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	2,500,000	1,903,733
Series 2006-C5:
Class A1, 5.297% 12/15/39	682,591	694,029
Class AJ, 5.373% 12/15/39	3,511,000	1,322,212
Series 2007-C2:
Class A1, 5.269% 1/15/49	994,514	1,009,682
Class A3, 5.542% 1/15/49 (j)	3,468,000	2,523,974
Series 2007-C3:
Class A1, 5.664% 6/15/39 (j)	345,532	352,524
Class A4, 5.7229% 6/15/39 (j)	1,923,000	1,408,553
Series 2006-C4 Class AAB, 5.439% 9/15/39	9,869,000	9,567,582
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (j)(l)	13,042,473	276,197
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	3,962,000	2,916,012
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (f)(j)	6,186,000	1,546,500
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	$ 1,938,601	$ 1,981,244
Series 2001-CK6 Class B, 6.582% 8/15/36	1,734,000	1,746,594
Series 2002-CP5 Class A1, 4.106% 12/15/35	153,985	156,491
Series 2004-C1:
Class A3, 4.321% 1/15/37	584,944	591,231
Class A4, 4.75% 1/15/37	807,000	787,129
Series 1998-C1 Class D, 7.17% 5/17/40	1,814,830	1,874,493
Series 1999-C1 Class E, 8.1143% 9/15/41 (j)	1,792,000	1,785,632
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (j)(l)	5,037,731	80,641
Series 2001-CKN5 Class AX, 2.0784% 9/15/34 (f)(j)(l)	16,169,704	481,267
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (f)(j)(l)	11,732,488	52,586
Series 2004-C1 Class ASP, 0.953% 1/15/37 (f)(j)(l)	74,590,633	997,060
Series 2006-C1 Class A3, 5.5509% 2/15/39 (j)	9,156,000	8,938,021
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.4228% 2/15/22 (f)(j)	656,000	295,200
Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (f)(j)	1,521,000	577,980
0.5428% 2/15/22 (f)(j)	543,000	162,900
Class F, 0.5928% 2/15/22 (f)(j)	1,086,000	293,220
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	184,094	187,563
Series 2007-C1:
Class ASP, 0.4177% 2/15/40 (j)(l)	33,976,586	486,800
Class B, 5.487% 2/15/40 (f)(j)	2,651,000	384,395
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	4,775,476	4,879,311
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	618,000	557,076
Class G, 6.936% 3/15/33 (f)	1,141,000	962,353
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	11,121,000	8,045,209
Series 2001-1 Class X1, 1.0483% 5/15/33 (f)(j)(l)	17,929,879	251,495
Series 2004-C1 Class X2, 1.3053% 11/10/38 (f)(j)(l)	11,235,242	150,619
Series 2005-C1 Class B, 4.846% 6/10/48 (j)	495,000	158,735
Series 2007-C1 Class XP, 0.2088% 12/10/49 (j)(l)	36,693,369	262,915
Commercial Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8613% 10/16/23 (j)	$ 32,904	$ 33,218
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.8723% 12/10/38 (f)(j)(l)	12,885,092	94,434
Series 2004-C3 Class X2, 0.6224% 12/10/41 (j)(l)	20,103,218	242,387
Series 2005-C1 Class X2, 0.6559% 5/10/43 (j)(l)	9,451,457	117,336
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (f)(j)	652,000	300,937
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,107,000	1,115,631
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,847,424	1,878,945
Class A2, 5.597% 12/10/49	3,468,000	3,335,268
Series 2007-GG9:
Class A1, 5.233% 3/10/39	465,824	473,110
Class A4, 5.444% 3/10/39	16,142,000	13,773,139
Series 2003-C1 Class XP, 2.2423% 7/5/35 (f)(j)(l)	6,800,587	102,909
Series 2003-C2 Class XP, 1.1772% 1/5/36 (f)(j)(l)	15,489,833	134,202
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (f)(j)(l)	34,648,181	583,108
Series 2006-GG7:
Class A3, 5.9166% 7/10/38 (j)	4,571,000	4,343,287
Class A4, 5.9166% 7/10/38 (j)	13,274,000	11,591,312
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(l)	43,699,094	470,880
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (f)(j)	88,000	65,120
Class D, 0.5556% 6/6/20 (f)(j)	414,000	219,420
Class E, 0.6456% 6/6/20 (f)(j)	479,000	244,290
Class F, 0.7156% 6/6/20 (f)(j)	681,000	313,260
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (f)(j)	1,781,000	1,353,560
Class D, 0.6456% 3/6/20 (f)(j)	7,692,000	5,769,000
Class F, 0.7556% 3/6/20 (f)(j)	146,000	106,580
Class G, 0.7956% 3/6/20 (f)(j)	74,000	53,280
Class H, 0.9256% 3/6/20 (f)(j)	446,000	307,740
Class J, 1.1256% 3/6/20 (f)(j)	639,000	428,130
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	538,000	536,013
Series 2001-LIBA Class C, 6.733% 2/14/16 (f)	857,000	919,736
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
Series 2005-GG4 Class XP, 0.6918% 7/10/39 (f)(j)(l)	$ 39,228,979	$ 610,913
Series 2006-GG6:
Class A2, 5.506% 4/10/38 (j)	10,168,000	10,214,901
Class A3, 5.5535% 4/10/38 (j)	20,000,000	18,661,246
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	9,531,000	9,468,374
Class A4, 5.56% 11/10/39 (j)	34,187,000	30,021,540
Series 2007-GG10:
Class A1, 5.69% 8/10/45	658,824	675,240
Class A2, 5.778% 8/10/45	826,000	823,299
Class A4, 5.8051% 8/10/45 (j)	528,000	412,767
Series 2007-GG10 Class B, 5.8051% 8/10/45 (j)	2,168,000	468,774
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 1.1524% 1/15/38 (f)(j)(l)	3,452,368	38,759
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (f)(j)(l)	3,599,996	47,039
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4428% 11/15/18 (f)(j)	1,451,001	770,470
Class C, 0.4828% 11/15/18 (f)(j)	1,030,544	526,504
Class D, 0.5028% 11/15/18 (f)(j)	228,865	99,287
Class E, 0.5528% 11/15/18 (f)(j)	418,495	181,249
Class F, 0.6028% 11/15/18 (f)(j)	627,089	264,387
Class G, 0.6328% 11/15/18 (f)(j)	545,351	233,735
Class H, 0.7728% 11/15/18 (f)(j)	418,495	147,928
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (j)	5,157,000	4,653,114
Series 2006-CB15 Class A3, 5.819% 6/12/43 (j)	2,611,000	2,414,662
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,393,000	1,252,118
Series 2006-LDP8 Class A4, 5.399% 5/15/45	2,725,000	2,263,535
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (j)	824,000	780,735
Series 2007-CB18 Class A4, 5.44% 6/12/47	4,270,000	3,520,348
Series 2007-CB19 Class A4, 5.7476% 2/12/49 (j)	16,081,000	13,316,787
Series 2007-CB20 Class A4, 5.794% 2/12/51	17,256,000	14,148,469
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (j)	4,868,000	4,861,042
Class A4, 5.7978% 6/15/49 (j)	5,648,000	4,776,885
Series 2007-LDP10 Class A1, 5.122% 1/15/49	171,969	174,486
Series 2007-LDPX Class A3, 5.412% 1/15/49	9,962,000	8,362,013
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (j)	$ 1,561,000	$ 343,668
Series 2005-CB13 Class E, 5.3498% 1/12/43 (f)(j)	877,000	149,176
Series 2006-CB17 Class A3, 5.45% 12/12/43	494,000	467,032
Series 2007-CB19:
Class B, 5.7442% 2/12/49	148,000	42,952
Class C, 5.7462% 2/12/49	388,000	97,065
Class D, 5.7462% 2/12/49	407,000	97,744
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (j)	331,000	77,862
Class CS, 5.466% 1/15/49 (j)	143,000	32,182
Class ES, 5.5454% 1/15/49 (f)(j)	896,000	109,921
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	715,000	708,257
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	1,876,354	1,927,445
Series 2007-C3:
Class F, 5.9498% 7/15/44 (j)	344,000	34,943
Class G, 6.1497% 7/15/44 (f)(j)	608,000	57,262
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,492,694	2,521,589
Series 2001-C2 Class A2, 6.653% 11/15/27	333,000	348,537
Series 2001-C3 Class A1, 6.058% 6/15/20	122,882	125,740
Series 2006-C1:
Class A2, 5.084% 2/15/31	832,000	830,905
Class A4, 5.156% 2/15/31	659,000	592,832
Series 2006-C3 Class A1, 5.478% 3/15/39	148,388	150,467
Series 2006-C6:
Class A1, 5.23% 9/15/39	252,489	256,828
Class A2, 5.262% 9/15/39 (j)	3,026,000	3,039,739
Series 2006-C7:
Class A1, 5.279% 11/15/38	760,555	775,441
Class A2, 5.3% 11/15/38	1,907,000	1,901,240
Class A3, 5.347% 11/15/38	3,172,000	2,795,246
Series 2007-C1:
Class A1, 5.391% 2/15/40 (j)	259,798	264,660
Class A4, 5.424% 2/15/40	13,902,000	10,552,374
Series 2007-C2:
Class A1, 5.226% 2/15/40	970,759	986,640
Class A3, 5.43% 2/15/40	836,000	641,805
Series 2000-C5 Class E, 7.29% 12/15/32	121,000	119,786
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C3 Class B, 6.512% 6/15/36	$ 3,352,000	$ 3,477,980
Series 2001-C7 Class D, 6.514% 11/15/33	1,907,000	1,788,800
Series 2003-C3 Class XCP, 1.2222% 3/11/37 (f)(j)(l)	7,275,036	53,629
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (f)(j)(l)	22,607,749	329,969
Series 2004-C4 Class A2, 4.567% 6/15/29 (j)	450,077	451,521
Series 2005-C3 Class XCP, 0.7261% 7/15/40 (j)(l)	5,845,545	102,913
Series 2006-C3 Class A3 5.689% 3/15/32	1,025,000	985,972
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (j)(l)	10,747,508	204,437
Series 2007-C1:
Class C, 5.533% 2/15/40 (j)	3,815,000	813,099
Class D, 5.563% 2/15/40 (j)	694,000	134,678
Class E, 5.582% 2/15/40 (j)	347,000	64,934
Class XCP, 0.4737% 2/15/40 (j)(l)	4,230,977	60,786
Series 2007-C6 Class A4, 5.858% 7/15/40 (j)	3,917,000	3,117,489
Series 2007-C7:
Class A3, 5.866% 9/15/45	5,670,000	4,663,602
Class XCP, 0.3054% 9/15/45 (j)(l)	142,656,413	1,676,955
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	496,000	494,494
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	2,625,000	2,126,250
Class C, 4.13% 11/20/37 (f)	7,480,000	5,086,400
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (f)(j)	555,142	222,057
Class E, 0.5628% 9/15/21 (f)(j)	2,003,583	601,075
Class F, 0.6128% 9/15/21 (f)(j)	965,627	265,548
Class G, 0.6328% 9/15/21 (f)(j)	1,906,832	476,708
Class H, 0.6728% 9/15/21 (f)(j)	492,207	110,747
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	3,078,000	3,360,091
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	333,056	335,385
Series 2007-C1 Class A1, 4.533% 6/12/50	1,456,704	1,466,493
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (j)	2,847,000	2,850,777
Series 2005-LC1 Class F, 5.3781% 1/12/44 (f)(j)	1,509,000	317,137
Series 2006-C1 Class A2, 5.6114% 5/12/39 (j)	2,445,000	2,466,734
Series 2007-C1:
Class A3, 5.8286% 6/12/50 (j)	7,212,000	6,166,936
Class A4, 5.8286% 6/12/50 (j)	6,564,000	5,071,761
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	2,854,468
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (j)	$ 808,000	$ 666,638
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,845,000	1,733,157
Series 2006-4 Class ASB, 5.133% 12/12/49 (j)	1,490,000	1,338,652
Series 2007-5:
Class A1, 4.275% 8/12/48	130,031	130,660
Class A3, 5.364% 8/12/48	676,000	570,546
Class A4, 5.378% 8/12/48	20,069,000	14,689,641
Class B, 5.479% 2/12/17	5,202,000	1,078,031
Series 2007-6:
Class A1, 5.175% 3/12/51	151,594	153,873
Class A2, 5.331% 3/12/51	20,000,000	19,486,022
Class A4, 5.485% 3/12/51 (j)	6,000,000	4,675,438
Series 2007-7 Class A4, 5.7487% 6/12/50 (j)	6,069,000	4,406,426
Series 2007-8 Class A1, 4.622% 8/12/49	492,417	496,136
Series 2007-9:
Class A2, 5.59% 9/12/49	8,734,000	8,582,161
Class A4, 5.7% 9/12/49	185,000	140,375
Class ASB, 5.644% 9/12/49	12,500,000	11,398,911
Series 2006-2 Class A4, 5.9092% 6/12/46 (j)	1,053,000	1,000,890
Series 2006-4 Class XP, 0.6228% 12/12/49 (j)(l)	37,657,190	805,160
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,734,000	388,582
Series 2007-7 Class B, 5.75% 6/12/50	1,295,000	294,588
Series 2007-8 Class A3, 5.957% 8/12/49 (j)	1,496,000	1,143,775
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (f)(j)	29,537	26,288
Class H, 0.663% 8/15/19 (f)(j)	138,000	106,260
Class J, 0.733% 8/15/19 (f)(j)	104,000	74,880
Series 2006-XLF:
Class C, 1.473% 7/15/19 (f)(j)	671,000	67,100
Class F, 0.593% 7/15/19 (f)(j)	1,669,000	1,335,200
Class G, 0.633% 7/15/19 (f)(j)	948,000	492,960
Series 2007-XCLA Class A1, 0.473% 7/17/17 (f)(j)	2,218,851	1,220,368
Series 2007-XLCA Class B, 0.7728% 7/17/17 (f)(j)	2,033,616	101,681
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (f)(j)	995,000	318,400
Class D, 0.463% 10/15/20 (f)(j)	545,000	136,250
Class E, 0.523% 10/15/20 (f)(j)	681,000	136,200
Class F, 0.573% 10/15/20 (f)(j)	409,000	73,620
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class G, 0.613% 10/15/20 (f)(j)	$ 505,000	$ 111,100
Class H, 0.703% 10/15/20 (f)(j)	318,000	31,800
Class J, 0.853% 10/15/20 (f)(j)	363,000	29,040
Class MHRO, 0.963% 10/15/20 (f)(j)	482,325	53,056
Class MJPM, 1.273% 10/15/20 (f)(j)	117,748	10,597
Class MSTR, 0.973% 10/15/20 (f)(j)	210,691	29,497
Class NHRO, 1.163% 10/15/20 (f)(j)	734,010	66,061
Class NSTR, 1.123% 10/15/20 (f)(j)	191,450	21,059
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (f)(j)(l)	5,891,328	87,104
Series 2004-HQ3 Class A2, 4.05% 1/13/41	489,487	494,183
Series 2005-IQ9 Class A3, 4.54% 7/15/56	2,575,000	2,525,665
Series 2006-HQ10:
Class A1, 5.131% 11/12/41	557,416	566,484
Class A4, 5.328% 11/12/41	3,124,000	2,792,905
Series 2006-HQ8 Class A1, 5.124% 3/12/44	34,841	35,017
Series 2006-T23 Class A1, 5.682% 8/12/41	1,543,863	1,580,576
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	443,917	451,387
Class A31, 5.439% 2/12/44 (j)	7,959,000	7,395,838
Series 2007-IQ13 Class A1, 5.05% 3/15/44	448,969	455,126
Series 2007-IQ14 Class A1, 5.38% 4/15/49	1,076,423	1,096,686
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,680,000	8,294,368
Series 2007-T25:
Class A1, 5.391% 11/12/49	282,466	287,985
Class A2, 5.507% 11/12/49	1,705,000	1,652,487
Series 2007-T27 Class A4, 5.804% 6/11/42	3,492,000	3,214,974
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (f)(j)(l)	12,550,427	145,231
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (f)(j)(l)	21,203,128	470,724
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (f)(j)(l)	10,069,582	135,977
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (j)	2,689,000	2,610,891
Series 2006-HQ9 Class B, 5.832% 7/12/44 (j)	2,573,000	819,886
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (j)	2,878,000	2,751,644
Class A4, 5.7705% 10/15/42 (j)	520,000	444,492
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,734,000	508,894
Series 2006-T23 Class A3, 5.8075% 8/12/41 (j)	885,000	829,294
Series 2007-HQ11 Class B, 5.538% 2/20/44 (j)	3,144,000	866,235
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (j)	713,557	728,322
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	$ 2,601,000	$ 2,024,195
Class AAB, 5.654% 4/15/49	4,940,000	4,484,925
Class B, 5.914% 4/15/49	426,000	117,589
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (f)(j)	2,738,874	136,944
Class D, 0.9728% 7/17/17 (f)(j)	1,289,823	64,491
Class E, 1.0728% 7/17/17 (f)(j)	1,049,163	52,458
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	48,042	50,029
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	2,946,232	3,026,252
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (f)	166,000	164,340
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (f)(j)	68,220	61,398
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	262,345	279,756
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	1,474,000	1,559,137
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (f)(j)	1,041,000	624,600
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (f)(j)	1,481,000	444,300
Class F, 0.6281% 8/11/18 (f)(j)	1,532,000	306,400
Class G, 0.6481% 8/11/18 (f)(j)	1,452,000	217,800
Class J, 0.8881% 8/11/18 (f)(j)	323,000	32,300
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (f)(j)	93,624	18,725
Class AP2, 1.0728% 6/15/20 (f)(j)	157,378	23,607
Class F, 0.7528% 6/15/20 (f)(j)	3,844,000	768,800
Class LXR1, 0.9728% 6/15/20 (f)(j)	212,473	42,495
Class LXR2, 1.0728% 6/15/20 (f)(j)	2,620,829	262,083
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	569,414	578,069
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	3,775,312	3,828,084
Series 2003-C8 Class A3, 4.445% 11/15/35	7,552,000	7,450,424
Series 2006-C27 Class A2, 5.624% 7/15/45	1,549,000	1,548,475
Series 2006-C29:
Class A1, 5.11% 11/15/48	963,675	978,707
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-C29:
Class A3, 5.313% 11/15/48	$ 4,606,000	$ 4,220,451
Class A4, 5.308% 11/15/48	12,000,000	10,146,157
Series 2007-C30:
Class A1, 5.031% 12/15/43	245,609	248,746
Class A3, 5.246% 12/15/43	1,489,000	1,436,368
Class A4, 5.305% 12/15/43	510,000	407,995
Class A5, 5.342% 12/15/43	1,855,000	1,314,057
Series 2007-C31:
Class A1, 5.14% 4/15/47	247,417	250,782
Class A4, 5.509% 4/15/47	6,419,000	4,849,662
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (j)	2,081,000	2,040,930
Class A3, 5.9289% 6/15/49 (j)	28,312,000	22,088,091
Series 2003-C6 Class G, 5.125% 8/15/35 (f)	824,000	421,292
Series 2003-C8 Class XP, 0.3689% 11/15/35 (f)(j)(l)	5,640,828	26,208
Series 2003-C9 Class XP, 0.4822% 12/15/35 (f)(j)(l)	5,691,527	33,792
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (f)(j)	1,333,000	1,227,145
Class 180B, 5.3979% 10/15/41 (f)(j)	607,000	564,492
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	693,600
Series 2005-C22:
Class B, 5.3549% 12/15/44 (j)	3,845,000	1,153,500
Class F, 5.3549% 12/15/44 (f)(j)	2,892,000	375,960
Series 2006-C29 Class E, 5.516% 11/15/48 (j)	1,734,000	216,750
Series 2007-C30:
Class C, 5.483% 12/15/43 (j)	5,202,000	572,220
Class D, 5.513% 12/15/43 (j)	2,774,000	277,400
Class XP, 0.4317% 12/15/43 (f)(j)(l)	21,324,961	322,295
Series 2007-C31 Class C, 5.693% 4/15/47 (j)	4,147,000	518,375
Series 2007-C31A Class A2, 5.421% 4/15/47	11,870,000	11,547,706
Series 2007-C32:
Class D, 5.7405% 6/15/49 (j)	1,303,000	143,330
Class E, 5.7405% 6/15/49 (j)	2,054,000	215,670
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33:
Class A4, 5.9023% 2/15/51 (j)	1,500,000	1,197,680
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust pass-thru certificates: - continued
sequential payer Series 2007-C33:
Class A5, 5.9023% 2/15/51 (j)	$ 2,818,000	$ 2,179,811
Series 2007-C33 Class B, 5.9023% 2/15/51 (j)	2,916,000	451,980
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $680,715,102)		746,651,017
Municipal Securities - 0.3%

California Gen. Oblig.:
5.25% 4/1/14	9,500,000	9,613,335
7.5% 4/1/34	6,800,000	7,220,512
7.55% 4/1/39	10,200,000	10,936,032
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	4,097,000	4,990,474
TOTAL MUNICIPAL SECURITIES (Cost $30,832,362)		32,760,353
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,313,572)	2,128,000	2,375,486
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $490,842)	528,000	537,950
Bank Notes - 0.0%

National City Bank, Cleveland 0.7675% 3/1/13 (j) (Cost $2,781,853)	3,474,000	3,111,496
Fixed-Income Funds - 24.4%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (k)	2,608,000	264,894,560
Fidelity Corporate Bond 1-5 Year Central Fund (k)	1,118,015	114,361,754
Fidelity Mortgage Backed Securities Central Fund (k)	23,105,668	2,354,698,653
Fidelity Specialized High Income Central Fund (k)	1,789,012	159,633,558
TOTAL FIXED-INCOME FUNDS (Cost $2,803,419,897)		2,893,588,525
Preferred Securities - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (j)	$ 735,000	$ 417,667
MUFG Capital Finance 1 Ltd. 6.346% (j)	5,858,000	5,417,634
TOTAL PREFERRED SECURITIES (Cost $4,474,421)		5,835,301
Cash Equivalents - 8.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 465,883,594	465,881,000
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (b)	592,965,459	592,962,000
TOTAL CASH EQUIVALENTS (Cost $1,058,843,000)		1,058,843,000
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $12,377,618,494)		12,981,234,811
NET OTHER ASSETS - (9.2)%		(1,098,364,743)
NET ASSETS - 100%		$ 11,882,870,068
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $699,176,657 or 5.9% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $16,134,640 or 0.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$465,881,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 80,108,042
Banc of America Securities LLC	39,886,597
Bank of America, NA	99,716,493
Deutsche Bank Securities, Inc.	43,875,257
ING Financial Markets LLC	12,833,273
J.P. Morgan Securities, Inc.	79,773,195
Mizuho Securities USA, Inc.	39,886,597
Morgan Stanley & Co., Inc.	19,943,299
Societe Generale, New York Branch	49,858,247
$ 465,881,000
$592,962,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 592,962,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 788,185
Fidelity Commercial Mortgage-Backed Securities Central Fund	1,398,854
Fidelity Corporate Bond 1-10 Year Central Fund	6,163,426
Fidelity Corporate Bond 1-5 Year Central Fund	2,644,774
Fidelity Mortgage Backed Securities Central Fund	37,355,732
Fidelity Specialized High Income Central Fund	5,006,933
Total	$ 53,357,904
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 116,270,990*	$ 125,792,858*	$ -	0.0%
Fidelity Commercial Mortgage-Backed Securities Central Fund	-	403,804,490*	410,341,228*	-	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	-	230,573,280*	-	264,894,560	9.4%
Fidelity Corporate Bond 1-5 Year Central Fund	-	114,974,240*	13,815,216	114,361,754	34.5%
Fidelity Mortgage Backed Securities Central Fund	-	2,330,842,086*	-	2,354,698,653	30.3%
Fidelity Specialized High Income Central Fund	-	139,661,438*	-	159,633,558	39.0%
Total	$ -	$ 3,336,126,524	$ 549,949,302	$ 2,893,588,525
* Includes the value of shares purchased or redeemed through in-kind transactions. See Note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 350,042,332	$ -	$ 324,437,127	$ 25,605,205
Bank Notes	3,111,496	-	3,111,496	-
Cash Equivalents	1,058,843,000	-	1,058,843,000	-
Collateralized Mortgage Obligations	200,658,631	-	191,871,233	8,787,398
Commercial Mortgage Securities	746,651,017	-	692,687,685	53,963,332
Corporate Bonds	3,169,000,787	-	3,169,000,787	-
Fixed-Income Funds	2,893,588,525	2,893,588,525	-	-
Foreign Government and Government Agency Obligations	2,375,486	-	2,375,486	-
Municipal Securities	32,760,353	-	32,760,353	-
Preferred Securities	5,835,301	-	5,835,301	-
Supranational Obligations	537,950	-	537,950	-
U.S. Government Agency - Mortgage Securities	1,500,696,821	-	1,500,696,821	-
U.S. Government and Government Agency Obligations	3,017,133,112	-	3,017,133,112	-
Total Investments in Securities:	$ 12,981,234,811	$ 2,893,588,525	$ 9,999,290,351	$ 88,355,935
Other Financial Instruments:
Forward Commitments	$ (2,994,121)	$ -	$ (2,994,121)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	2,032,683
Total Unrealized Gain (Loss)	2,639,028
Cost of Purchases	87,187,356
Proceeds of Sales	(4,907,794)
Amortization/Accretion	1,404,662
Transfer in/out of Level 3	-
Ending Balance	$ 88,355,935
The changes in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ 2,639,028

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 6 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $581,083,945 and repurchase agreements of $1,058,843,000) - See accompanying schedule: Unaffiliated issuers (cost $9,574,198,597)	$ 10,087,646,286
Fidelity Central Funds (cost $2,803,419,897)	2,893,588,525
Total Investments (cost $12,377,618,494)		$ 12,981,234,811
Commitment to sell securities on a delayed delivery basis	(376,505,332)
Receivable for securities sold on a delayed delivery basis	373,511,211	(2,994,121)
Receivable for investments sold, regular delivery		107,721,530
Cash		6,412
Receivable for fund shares sold		5,435,592
Interest receivable		71,967,375
Distributions receivable from Fidelity Central Funds		11,986,317
Receivable from investment adviser for expense reductions		239,209
Total assets		13,175,597,125

Liabilities
Payable for investments purchased Regular delivery	$ 299,277,907
Delayed delivery	395,700,468
Payable for fund shares redeemed	166,417
Accrued management fee	3,346,856
Other affiliated payables	1,268,307
Other payables and accrued expenses	5,102
Collateral on securities loaned, at value	592,962,000
Total liabilities		1,292,727,057

Net Assets		$ 11,882,870,068
Net Assets consist of:
Paid in capital		$ 11,135,162,383
Undistributed net investment income		51,824,888
Accumulated undistributed net realized gain (loss) on investments		95,260,601
Net unrealized appreciation (depreciation) on investments		600,622,196
Net Assets		$ 11,882,870,068

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2009

Series Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($11,881,920,788 ÷ 1,052,057,745 shares)	$ 11.29

Class F: Net Asset Value, offering price and redemption price per share ($949,280 ÷ 84,026 shares)	$ 11.30

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period October 8, 2008 (commencement of operations) to August 31, 2009

Investment Income
Dividends		$ 207,111
Interest		229,171,949
Income from Fidelity Central Funds		53,357,904
Total income		282,736,964

Expenses
Management fee	$ 17,895,066
Transfer agent fees	7,774,460
Independent trustees' compensation	13,010
Miscellaneous	13,880
Total expenses before reductions	25,696,416
Expense reductions	(2,649,151)	23,047,265
Net investment income		259,689,699
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	83,202,028
Fidelity Central Funds	17,147,822
Total net realized gain (loss)		100,349,850
Change in net unrealized appreciation (depreciation) on: Investment securities	603,616,317
Delayed delivery commitments	(2,994,121)
Total change in net unrealized appreciation (depreciation)		600,622,196
Net gain (loss)		700,972,046
Net increase (decrease) in net assets resulting from operations		$ 960,661,745

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period October 8, 2008 (commencement of operations) to August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 259,689,699
Net realized gain (loss)	100,349,850
Change in net unrealized appreciation (depreciation)	600,622,196
Net increase (decrease) in net assets resulting from operations	960,661,745
Distributions to shareholders from net investment income	(211,719,049)
Distributions to shareholders from net realized gain	(1,288,580)
Total distributions	(213,007,629)
Share transactions - net increase (decrease)	11,135,215,952
Total increase (decrease) in net assets	11,882,870,068

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $51,824,888)	$ 11,882,870,068

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series Investment Grade Bond

Period ended August 31,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.486
Net realized and unrealized gain (loss)	1.146
Total from investment operations	1.632
Distributions from net investment income	(.332)
Distributions from net realized gain	(.010)
Total distributions	(.342)
Net asset value, end of period	$ 11.29
Total Return B, C	16.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.50% A
Expenses net of fee waivers, if any	.45% A
Expenses net of all reductions	.45% A
Net investment income	5.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,881,921
Portfolio turnover rate F	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 8, 2008 (commencement of operations) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Period ended August 31,

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.96
Income from Investment Operations
Net investment income D	.104
Net realized and unrealized gain (loss)	.323
Total from investment operations	.427
Distributions from net investment income	(.087)
Net asset value, end of period	$ 11.30
Total Return B, C	3.91%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income	5.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 949
Portfolio turnover rate F	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by authorized intermediaries and mutual funds for which Fidelity Management and Research Company (FMR) or an affiliate serves as an investment manager and FMR investment professionals. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares and the existing class was designated Series Investment Grade Bond on June 26, 2009. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-5 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 678,844,868
Unrealized depreciation	(53,553,675)
Net unrealized appreciation (depreciation)	$ 625,291,193

Undistributed ordinary income	$ 121,224,054

Undistributed long-term capital gain	$ 1,192,547

Cost for federal income tax purposes	$ 12,355,943,618

The tax character of distributions paid was as follows:

August 31, 2009
Ordinary Income	$ 213,007,629

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $7,293,408,747 and $642,759,802, respectively.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent fees and interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each class, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Investment Grade Bond	$ 7,774,460.15

* Annualized

Other Affiliated Transactions. During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
04/17/09 (a)	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 410,341,228	5,693,000
06/26/09 (a)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 101,115,349	1,300,572

(a) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions - continued

On March 27, 2009, certain investment companies managed by FMR or its affiliates purchased shares of the Fidelity Series Investment Grade Bond Fund by transferring cash and securities with a value, including interest of $5,888,592,942 for 559,220,602 shares (each then valued at $10.53 per share) of the Fund. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13,880 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $140,471.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

FMR contractually agreed to reimburse expenses of Series Investment Grade Bond to the extent annual operating expenses exceeded .45% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced Series Investment Grade Bond's expenses by $2,646,943.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,208.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended August 31,	2009A, B
From net investment income
Series Investment Grade Bond	$ 211,712,563
Class F	6,486
Total	$ 211,719,049
From net realized gain
Series Investment Grade Bond	$ 1,288,580

A Distributions for Series Investment Grade Bond are for the period October 8, 2008 (commencement of operations) to August 31, 2009.

B Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Period ended August 31,	2009 A, B	2009 A, B
Series Investment Grade Bond
Shares sold	1,145,382,971	$ 12,102,588,771
Reinvestment of distributions	19,452,109	213,001,143
Shares redeemed	(112,777,335)	(1,181,297,780)
Net increase (decrease)	1,052,057,745	$ 11,134,292,134
Class F
Shares sold	83,464	$ 917,485
Reinvestment of distributions	576	6,486
Shares redeemed	(14)	(153)
Net increase (decrease)	84,026	$ 923,818

A Share transactions for Series Investment Grade Bond are for the period October 8, 2008 (commencement of operations) to August 31, 2009.

B Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Effective after the close of business on September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $115,884,086 in return for 1,118,015 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Series Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Investment Grade Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2009, the results of its operations for the period indicated, the changes in its net assets for the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2009, $1,192,547, or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.33% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $211,719,049 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

LIG-ANN-1009
1.873109.100

Fidelity®
Short-Term Bond
Fund

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Short-Term Bond	2.07%	2.02%	3.84%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Short-Term Bond, a class of the fund, on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 1-3 Year Govt/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity® Short-Term Bond Fund: For the year, Short-Term Bond returned 2.07% and the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index returned 5.17%. In reviewing performance, we're looking at the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds, predominantly Fidelity Ultra-Short Central Fund. What the fund gained from advantageous sector selection in the second half - when it significantly outpaced the benchmark - wasn't enough to offset its poor showing in the first half. Specifically, an underweighting in government-backed bonds detracted, as they outperformed for the period overall. We also lost ground with out-of-index stakes in securitized products - including asset-backed securities backed by highly rated classes of subprime mortgage securities; commercial mortgage-backed securities; and collateralized mortgage obligations - because they lagged over the one-year stretch. However, holdings in asset-backed securities backed by car loans and credit card receivables aided the fund's results. Security selection among government bonds also helped, as did our decisions to add to holdings in corporates and selectively within mortgages, as these sectors finished, ahead of the index. Lastly, in terms of the fund's structure, we significantly reduced our overall stake in central funds by the end of the period - including no longer owning Ultra-Short Central - while still maintaining exposure to many of the same securities via direct holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009) for Short-Term Bond and for the entire period (June 26, 2009 to August 31, 2009) for Class F. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2009	Expenses Paid During Period
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,050.10	$ 2.33 B
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29 C
Class F	.35%
Actual		$ 1,000.00	$ 1,020.10	$ .65 B
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Short-Term Bond and multiplied by 67/365 (to reflect the period June 26, 2009 to August 31, 2009) for Class F. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Government and U.S. Government Agency Obligations† 57.8%	U.S. Government and U.S. Government Agency Obligations† 62.2%
AAA 8.9%	AAA 10.1%
AA 5.6%	AA 5.6%
A 10.3%	A 7.9%
BBB 12.3%	BBB 10.9%
BB and Below 1.7%	BB and Below 1.5%
Not Rated 0.6%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 1.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	2.0	2.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	1.6	1.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*		As of February 28, 2009**
	Corporate Bonds 24.1%		Corporate Bonds 16.7%
	U.S. Government and U.S. Government Agency Obligations† 57.8%		U.S. Government and U.S. Government Agency Obligations† 62.2%
	Asset-Backed Securities 9.7%		Asset-Backed Securities 11.0%
	CMOs and Other Mortgage Related Securities 5.6%		CMOs and Other Mortgage Related Securities 8.6%
	Municipal Bonds 0.0%		Municipal Bonds 0.1%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	6.0%	** Foreign investments	5.0%
* Futures and Swaps	6.2%	** Futures and Swaps	9.8%

† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 5,500	$ 5,767
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	9,146	9,310
Media - 1.3%
AOL Time Warner, Inc. 6.75% 4/15/11	15,000	15,947
Comcast Cable Communications, Inc. 6.75% 1/30/11	22,965	24,422
COX Communications, Inc. 7.125% 10/1/12	18,400	20,399
News America, Inc. 5.3% 12/15/14	9,474	10,156
Time Warner Cable, Inc. 5.4% 7/2/12	12,680	13,526
		84,450
Specialty Retail - 0.1%
Staples, Inc. 7.75% 4/1/11	7,050	7,492
TOTAL CONSUMER DISCRETIONARY		107,019
CONSUMER STAPLES - 0.9%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. 7.2% 1/15/14 (e)	11,100	12,467
Diageo Capital PLC 5.2% 1/30/13	2,405	2,568
Diageo Finance BV 5.5% 4/1/13	8,519	9,196
The Coca-Cola Co. 3.625% 3/15/14	590	610
		24,841
Food Products - 0.3%
Cargill, Inc. 5.2% 1/22/13 (e)	2,175	2,275
Kraft Foods, Inc.:
4.125% 11/12/09	1,380	1,390
5.625% 8/11/10	14,495	14,952
		18,617
Household Products - 0.2%
Procter & Gamble International Funding SCA 1.35% 8/26/11	11,184	11,213
TOTAL CONSUMER STAPLES		54,671
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (e)	8,288	8,043
Duke Capital LLC 7.5% 10/1/09	6,050	6,075
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
4.6% 8/1/12	$ 9,289	$ 9,639
4.625% 10/15/09	14,085	14,109
NGPL PipeCo LLC 6.514% 12/15/12 (e)	6,699	7,249
Petroleum Export Ltd.:
4.623% 6/15/10 (e)	1,283	1,264
4.633% 6/15/10 (e)	771	759
Plains All American Pipeline LP:
4.25% 9/1/12	9,200	9,393
7.75% 10/15/12	1,925	2,128
Ras Laffan Liquid Natural Gas Co. Ltd. III 4.5% 9/30/12 (e)	3,544	3,632
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)	8,777	9,458
Southeast Supply Header LLC 4.85% 8/15/14 (e)	9,401	9,545
Williams Companies, Inc. 6.375% 10/1/10 (e)	11,000	11,257
		92,551
FINANCIALS - 10.8%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.85% 7/19/10	21,335	21,924
Goldman Sachs Group, Inc. 3.625% 8/1/12	21,000	21,428
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	4,828	4,781
Merrill Lynch & Co., Inc. 6.05% 8/15/12	4,605	4,799
Morgan Stanley:
5.05% 1/21/11	6,808	7,031
6% 5/13/14	5,890	6,246
6.75% 4/15/11	8,280	8,806
Northern Trust Corp. 4.625% 5/1/14	1,346	1,429
The Bank of New York, Inc. 4.3% 5/15/14	5,445	5,729
		82,173
Commercial Banks - 3.0%
American Express Bank FSB 0.3244% 4/26/10 (k)	6,977	6,905
Bank of America NA 1.0588% 5/12/10 (k)	12,250	12,159
Bank One Corp. 7.875% 8/1/10	4,708	4,979
Chase Manhattan Corp. 7.875% 6/15/10	10,588	11,125
Credit Suisse New York Branch:
3.45% 7/2/12	36,750	37,497
5.5% 5/1/14	5,549	5,964
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (e)(k)	783	697
HSBC Holdings PLC 0.7775% 10/6/16 (k)	770	713
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (e)(k)	$ 485	$ 395
National Australia Bank Ltd. 8.6% 5/19/10	6,800	7,145
PNC Funding Corp. 5.4% 6/10/14	8,490	9,078
Rabobank Nederland NV 2.65% 8/17/12 (e)	39,550	39,857
Santander Issuances SA Unipersonal 0.9688% 6/20/16 (e)(k)	2,191	2,016
Sovereign Bank 2.1931% 8/1/13 (k)	1,101	1,047
US Bancorp 4.2% 5/15/14	8,510	8,863
Wachovia Corp. 0.6394% 10/15/11 (k)	6,946	6,770
Wells Fargo & Co.:
3.98% 10/29/10	27,960	28,584
5.25% 10/23/12	3,290	3,495
		187,289
Consumer Finance - 2.0%
Capital One Financial Corp.:
0.93% 9/10/09 (k)	6,977	6,976
5.7% 9/15/11	3,618	3,733
7.375% 5/23/14	13,000	14,181
General Electric Capital Corp.:
3.5% 8/13/12	60,000	60,164
5.9% 5/13/14	7,870	8,411
Household Finance Corp. 4.125% 11/16/09	2,225	2,238
HSBC Finance Corp. 5.9% 6/19/12	6,125	6,458
Nelnet, Inc. 7.4% 9/29/36 (k)	15,075	10,125
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (e)	10,620	10,530
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (e)	3,158	3,121
		125,937
Diversified Financial Services - 2.5%
Bank of America Corp.:
4.375% 12/1/10	3,724	3,803
5.375% 8/15/11	8,270	8,624
7.4% 1/15/11	485	512
7.8% 2/15/10	2,593	2,659
BP Capital Markets PLC:
1.55% 8/11/11	6,260	6,271
1.6144% 3/17/11 (k)	4,976	5,030
3.125% 3/10/12	13,400	13,827
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
0.5194% 5/18/11 (k)	$ 5,200	$ 4,976
5.125% 2/14/11	6,500	6,574
5.3% 10/17/12	31,009	31,325
6.5% 8/19/13	7,379	7,577
Iberbond 2004 PLC 4.826% 12/24/17 (n)	8,060	7,254
JPMorgan Chase & Co. 4.891% 9/1/15 (k)	13,105	11,831
Kreditanstalt fuer Wiederaufbau 4.75% 5/15/12	13,190	14,241
MassMutual Global Funding II Mtn 144A 3.625% 7/16/12 (e)	4,300	4,327
New York Life Global Fund 5.25% 10/16/12 (e)	10,930	11,629
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank)	1,425	1,347
Pricoa Global Funding I 5.45% 6/11/14 (e)	5,730	5,887
USAA Capital Corp. 3.5% 7/17/14 (e)	9,044	9,003
		156,697
Insurance - 0.5%
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (e)(k)	8,708	8,379
Metropolitan Life Global Funding I:
1.3575% 6/25/10 (e)(k)	11,430	11,363
5.125% 6/10/14 (e)	5,093	5,307
5.75% 7/25/11 (e)	6,550	6,740
		31,789
Real Estate Investment Trusts - 0.9%
Arden Realty LP 8.5% 11/15/10	7,855	8,353
AvalonBay Communities, Inc. 5.5% 1/15/12	1,020	1,059
Brandywine Operating Partnership LP 5.625% 12/15/10	13,110	13,064
Developers Diversified Realty Corp. 5% 5/3/10	4,910	4,771
Duke Realty LP:
5.25% 1/15/10	3,215	3,224
5.625% 8/15/11	4,580	4,626
6.95% 3/15/11	3,815	3,880
Federal Realty Investment Trust 8.75% 12/1/09	3,785	3,832
Simon Property Group LP:
4.6% 6/15/10	8,660	8,831
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
5.3% 5/30/13	$ 7,250	$ 7,371
5.375% 6/1/11	1,125	1,157
		60,168
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp. 7.375% 5/15/14	10,608	11,631
Countrywide Financial Corp. 5.8% 6/7/12	12,373	12,838
Countrywide Home Loans, Inc. 4% 3/22/11	5,244	5,295
Independence Community Bank Corp.:
2.4169% 4/1/14 (k)	4,000	3,534
2.6688% 6/20/13 (k)	5,937	5,402
		38,700
TOTAL FINANCIALS		682,753
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.2%
Express Scripts, Inc. 5.25% 6/15/12	5,415	5,744
UnitedHealth Group, Inc. 5.125% 11/15/10	8,357	8,599
		14,343
Pharmaceuticals - 0.3%
Pfizer, Inc. 4.45% 3/15/12	9,534	10,099
Roche Holdings, Inc. 4.5% 3/1/12 (e)	7,200	7,630
		17,729
TOTAL HEALTH CARE		32,072
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (e)	14,430	14,673
4.95% 6/1/14 (e)	7,300	7,552
		22,225
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	172	165
Continental Airlines, Inc. 7.056% 3/15/11	4,110	4,089
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	8,415	8,205
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	$ 141	$ 140
6.201% 3/1/10	117	115
6.602% 9/1/13	289	284
7.186% 10/1/12	1,861	1,838
		14,836
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (k)	1,798	1,766
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	16,805	16,984
Industrial Conglomerates - 0.4%
Covidien International Finance SA:
5.15% 10/15/10	14,600	15,201
5.45% 10/15/12	2,924	3,187
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (e)	5,030	5,217
		23,605
TOTAL INDUSTRIALS		79,416
INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 4.25% 2/24/12	8,100	8,541
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.8794% 6/15/10 (k)	2,088	2,011
Software - 0.3%
Oracle Corp. 3.75% 7/8/14	15,500	16,013
TOTAL INFORMATION TECHNOLOGY		26,565
MATERIALS - 0.6%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	21,438	21,958
Metals & Mining - 0.2%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	3,598	3,781
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	$ 3,300	$ 3,605
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	7,764
		15,150
TOTAL MATERIALS		37,108
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.8%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,629
AT&T, Inc.:
4.95% 1/15/13	10,874	11,623
6.7% 11/15/13	2,385	2,701
BellSouth Corp. 4.2% 9/15/09	7,115	7,122
British Telecommunications PLC 9.125% 12/15/10 (c)	5,605	6,039
Deutsche Telekom International Financial BV 5.375% 3/23/11	20,000	20,972
France Telecom SA 4.375% 7/8/14	7,631	7,975
SBC Communications, Inc.:
5.875% 2/1/12	4,923	5,309
6.25% 3/15/11	2,241	2,385
Telecom Italia Capital SA:
4% 1/15/10	20,900	21,053
6.175% 6/18/14	16,200	17,545
Telefonica Emisiones SAU 5.984% 6/20/11	26,426	28,139
Telefonos de Mexico SA de CV 4.75% 1/27/10	9,510	9,605
Verizon Global Funding Corp. 7.25% 12/1/10	11,370	12,110
Verizon New England, Inc. 6.5% 9/15/11	7,775	8,375
Verizon New York, Inc. 6.875% 4/1/12	13,328	14,521
		179,103
Wireless Telecommunication Services - 0.6%
Verizon Wireless Capital LLC:
3.75% 5/20/11 (e)	16,939	17,491
5.25% 2/1/12 (e)	5,544	5,929
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5.5% 6/15/11	$ 9,440	$ 10,019
7.75% 2/15/10	4,810	4,956
		38,395
TOTAL TELECOMMUNICATION SERVICES		217,498
UTILITIES - 2.4%
Electric Utilities - 1.4%
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,579
EDP Finance BV 5.375% 11/2/12 (e)	6,575	7,027
Entergy Corp. 7.75% 12/15/09 (e)	12,000	12,005
Exelon Corp. 4.45% 6/15/10	14,150	14,476
FirstEnergy Corp. 6.45% 11/15/11	2,928	3,199
FirstEnergy Solutions Corp. 4.8% 2/15/15 (e)	1,720	1,758
Pacific Gas & Electric Co. 1.5975% 6/10/10 (k)	9,750	9,807
Pepco Holdings, Inc. 4% 5/15/10	6,010	6,073
Progress Energy, Inc.:
6.05% 3/15/14	3,658	4,007
7.1% 3/1/11	9,628	10,240
Southern Co.:
1.125% 8/20/10 (k)	12,070	12,147
4.15% 5/15/14	1,976	2,032
		88,350
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.:
6.125% 9/1/09	21,680	21,680
7% 4/1/12	8,213	8,815
		30,495
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
1.6644% 6/17/10 (k)	8,180	8,236
6.3% 9/30/66 (k)	8,805	6,428
DTE Energy Co. 7.05% 6/1/11	8,462	8,991
KeySpan Corp. 7.625% 11/15/10	4,040	4,267
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp. 7.875% 11/15/10	$ 3,925	$ 4,128
NSTAR 8% 2/15/10	3,625	3,730
		35,780
TOTAL UTILITIES		154,625
TOTAL NONCONVERTIBLE BONDS (Cost $1,453,060)		1,484,278
U.S. Government and Government Agency Obligations - 43.1%

U.S. Government Agency Obligations - 15.2%
Fannie Mae:
1.375% 4/28/11 (d)	67,520	68,019
1.75% 3/23/11	130,225	131,914
2% 1/9/12 (d)	98,740	100,025
2.5% 5/15/14	3,673	3,653
2.75% 4/11/11	64,530	66,526
2.75% 3/13/14	5,210	5,269
3% 7/12/10	105,000	107,278
3.25% 8/12/10 (d)	87,021	89,273
Federal Home Loan Bank:
1.625% 7/27/11	59,710	60,239
1.75% 8/22/12	60,990	60,843
1.875% 6/20/12	33,370	33,518
Freddie Mac:
1.625% 4/26/11 (h)	69,729	70,543
2.125% 3/23/12 (d)	54,176	54,968
2.5% 4/23/14	5,880	5,862
2.75% 4/11/11	100,000	103,018
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		960,948
U.S. Treasury Obligations - 24.2%
U.S. Treasury Notes:
1% 8/31/11 (g)	625,783	625,949
1.125% 6/30/11 (d)	436,563	438,507
1.75% 11/15/11 (i)	35,943	36,434
1.75% 8/15/12	97,664	98,435
1.875% 6/15/12 (d)	211,468	214,227
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 8/31/11	$ 72,927	$ 78,169
4.875% 7/31/11	39,084	42,011
TOTAL U.S. TREASURY OBLIGATIONS		1,533,732
Other Government Related - 3.7%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (f)	6,100	6,339
Bank of America Corp.:
0.7913% 4/30/12 (FDIC Guaranteed) (f)(k)	5,500	5,548
2.1% 4/30/12 (FDIC Guaranteed) (f)	10,006	10,113
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (f)	18,300	18,405
1.625% 3/30/11 (FDIC Guaranteed) (f)	11,210	11,329
1.875% 6/4/12 (FDIC Guaranteed) (f)	11,830	11,869
Citigroup Funding, Inc.:
1.375% 5/5/11 (FDIC Guaranteed) (f)	11,380	11,441
2.25% 12/10/12 (FDIC Guaranteed) (f)	16,520	16,685
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (f)	3,850	3,973
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (f)	20,330	20,607
2.625% 12/28/12 (FDIC Guaranteed) (f)	17,600	18,002
3% 12/9/11 (FDIC Guaranteed) (f)	6,417	6,640
Goldman Sachs Group, Inc.:
0.7144% 11/9/11 (FDIC Guaranteed) (f)(k)	22,120	22,303
1.7% 3/15/11 (FDIC Guaranteed) (f)	10,665	10,814
HSBC Usa, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (f)	4,610	4,787
JPMorgan Chase & Co.:
1.65% 2/23/11 (FDIC Guaranteed) (f)	17,840	18,057
3.125% 12/1/11 (FDIC Guaranteed) (f)	5,870	6,095
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (f)	12,180	12,680
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (f)	19,250	19,946
TOTAL OTHER GOVERNMENT RELATED		235,633
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,708,352)		2,730,313
U.S. Government Agency - Mortgage Securities - 9.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 7.7%
3.206% 4/1/36 (k)	$ 2,680	$ 2,737
3.281% 10/1/33 (k)	144	146
3.283% 3/1/35 (k)	207	212
3.321% 9/1/34 (k)	531	546
3.334% 4/1/36 (k)	1,297	1,324
3.44% 8/1/33 (k)	4,765	4,916
3.499% 10/1/33 (k)	3,896	3,964
3.572% 2/1/33 (k)	359	365
3.6% 10/1/33 (k)	350	355
3.613% 5/1/35 (k)	4,485	4,573
3.615% 5/1/33 (k)	68	71
3.631% 7/1/33 (k)	5,705	5,905
3.668% 7/1/35 (k)	140	142
3.697% 7/1/35 (k)	1,245	1,285
3.828% 7/1/35 (k)	3,475	3,564
3.928% 2/1/39 (k)	18,736	19,215
4.046% 3/1/35 (k)	69	70
4.209% 11/1/36 (k)	5,479	5,674
4.25% 7/1/34 (k)	168	173
4.253% 3/1/37 (k)	8,537	8,837
4.275% 6/1/36 (k)	566	587
4.285% 12/1/33 (k)	2,643	2,727
4.29% 3/1/33 (k)	159	164
4.299% 3/1/33 (k)	189	195
4.323% 8/1/35 (k)	736	756
4.344% 3/1/34 (k)	339	350
4.408% 3/1/35 (k)	5,403	5,556
4.425% 3/1/35 (k)	578	596
4.44% 2/1/35 (k)	4,647	4,797
4.456% 10/1/35 (k)	1,058	1,085
4.489% 10/1/35 (k)	18,432	19,002
4.491% 4/1/35 (k)	14,161	14,621
4.5% 12/1/18 to 4/1/20	63,699	66,902
4.528% 12/1/34 (k)	2,847	2,912
4.534% 10/1/33 (k)	465	476
4.556% 6/1/33 (k)	894	927
4.59% 8/1/35 (k)	2,968	3,070
4.597% 7/1/35 (k)	1,832	1,900
4.621% 4/1/35 (k)	4,883	5,009
4.643% 7/1/35 (k)	1,376	1,426
4.666% 11/1/36 (k)	3,021	3,138
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.669% 11/1/34 (k)	$ 2,703	$ 2,770
4.717% 11/1/35 (k)	6,302	6,582
4.744% 2/1/34 (k)	120	124
4.785% 2/1/36 (k)	8,759	9,112
4.807% 1/1/35 (k)	5,534	5,665
4.821% 2/1/36 (k)	1,487	1,536
4.895% 2/1/36 (k)	20,925	21,634
4.922% 7/1/35 (k)	6,007	6,220
4.925% 7/1/35 (k)	30,364	31,267
4.996% 4/1/35 (k)	7,696	7,933
5% 3/1/18 to 1/1/21	56,980	60,269
5.087% 9/1/36 (k)	12,812	13,390
5.129% 9/1/35 (k)	34,351	35,660
5.185% 3/1/35 (k)	223	228
5.301% 12/1/34 (k)	490	501
5.327% 10/1/35 (k)	1,341	1,392
5.376% 11/1/35 (k)	2,382	2,469
5.458% 4/1/36 (k)	22,073	23,171
5.5% 12/1/13 to 1/1/20	30,735	32,766
6.5% 11/1/11 to 3/1/35	19,945	21,311
7% 10/1/12 to 11/1/18	1,864	1,993
7.5% 6/1/12 to 11/1/31	122	129
11.5% 11/1/15	26	27
TOTAL FANNIE MAE		486,419
Freddie Mac - 1.4%
3.156% 2/1/34 (k)	385	393
3.478% 3/1/35 (k)	1,082	1,112
3.665% 4/1/35 (k)	5,923	6,115
3.74% 12/1/35 (k)	3,390	3,467
3.862% 1/1/35 (k)	238	244
4.035% 6/1/35 (k)	545	566
4.448% 1/1/35 (k)	444	460
4.488% 4/1/35 (k)	17,441	17,887
4.5% 5/1/35 (k)	2,602	2,681
4.82% 11/1/35 (k)	2,481	2,563
4.917% 9/1/35 (k)	3,251	3,374
5% 4/1/20	22,288	23,558
5.113% 8/1/36 (k)	1,965	2,046
5.12% 1/1/36 (k)	2,064	2,123
5.298% 6/1/35 (k)	1,486	1,536
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.31% 3/1/33 (k)	$ 64	$ 66
5.332% 6/1/37 (k)	3,598	3,740
5.376% 8/1/34 (k)	1,206	1,243
5.379% 1/1/34 (k)	3,095	3,202
5.567% 5/1/36 (k)	7,256	7,576
5.57% 1/1/36 (k)	5,404	5,665
5.669% 10/1/35 (k)	949	1,004
8.5% 5/1/27 to 7/1/28	351	392
12% 11/1/19	22	25
TOTAL FREDDIE MAC		91,038
Government National Mortgage Association - 0.1%
7% 11/15/27 to 8/15/32	3,565	3,888
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $568,176)		581,345
Asset-Backed Securities - 9.7%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	2,511	1,632
Series 2005-1 Class M1, 0.7356% 4/25/35 (k)	1,226	651
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (k)	561	1
Class M8, 1.1156% 7/25/36 (k)	25	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (k)	167	152
Class M2, 1.3656% 2/25/34 (k)	115	46
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (k)	177	153
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (k)	17	16
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (k)	244	4
Class M4, 0.6656% 5/25/36 (k)	73	1
Series 2006-OP1:
Class M1, 0.5456% 4/25/36 (k)	8,000	547
Class M4, 0.6356% 4/25/36 (k)	115	3
Class M5, 0.6556% 4/25/36 (k)	109	2
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7525% 10/20/14 (k)	352	11
Series 2007-A4 Class A4, 0.3025% 4/22/13 (k)	1,619	1,554
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (e)(k)	$ 439	$ 438
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class D, 5.04% 5/6/11	8,754	8,671
Series 2005-DA Class A4, 5.02% 11/6/12	7,364	7,436
Series 2006-1:
Class B1, 5.2% 3/6/11	21	21
Class D, 5.49% 4/6/12	4,635	4,319
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	4,109	4,178
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R11 Class M1, 0.9256% 11/25/34 (k)	7,506	3,474
Series 2004-R2 Class M3, 0.8156% 4/25/34 (k)	105	44
Series 2005-R2 Class M1, 0.7156% 4/25/35 (k)	1,390	985
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (k)	378	97
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (k)	227	109
Class M2, 0.8656% 5/25/34 (k)	324	228
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (k)	1,045	318
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (k)	750	12
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (k)	281	143
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (k)	63	2
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(e)(k)	2,749	0*
Bank America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (e)	6,600	6,672
1.7% 12/15/11 (e)	2,900	2,914
Bank of America Credit Card Master Trust:
Series 2006-HE7 Class B4, 0.3528% 3/15/12 (k)	2,311	2,306
Series 2008-A9 Class A9, 4.07% 7/16/12	25,000	25,347
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 0.9156% 9/25/34 (k)	3,423	1,362
Series 2005-3 Class A1, 0.7156% 9/25/35 (k)	62	46
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (e)(k)	89	89
BMW Vehicle Lease Trust Series 2009-1:
Class A2, 2.04% 4/15/11	7,950	7,986
Class A3, 2.91% 3/15/12	5,900	6,008
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	$ 11,908	$ 10,479
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (k)	1,546	1,444
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (k)	289	263
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	1,982	1,990
Series 2006-2:
Class B, 5.07% 12/15/11	531	538
Class C, 5.31% 6/15/12	391	381
Series 2007-1:
Class B, 5.15% 9/17/12	5,755	5,038
Class C, 5.38% 11/15/12	139	112
Series 2007-SN1 Class D, 6.05% 1/17/12	4,053	3,749
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	4,390	4,595
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	4,873	4,877
Series 2006-C:
Class A3A, 5.07% 7/15/11	7	7
Class A3B, 0.2828% 7/15/11 (k)	51	51
Series 2007-B Class A3A, 5.03% 4/15/12	179	181
Capital One Multi-Asset Execution Trust:
Series 2007-A6 Class A6, 0.3428% 5/15/13 (k)	4,516	4,483
Series 2007-B5 Class B5, 5.4% 5/15/13	17,910	18,170
Series 2007-C3 Class C3, 0.5628% 4/15/13 (e)(k)	1,958	1,883
Series 2009-A2 Class A2, 3.2% 4/15/14	20,000	20,362
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	5,590	5,496
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (e)(k)	308	62
Class B, 1.0225% 7/20/39 (e)(k)	178	21
Class C, 1.3725% 7/20/39 (e)(k)	229	18
Carmax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	5,185	4,822
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (k)	768	27
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (k)	287	5
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (k)	53	2
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (k)	125	3
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (k)	1,214	319
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (e)(k)	$ 149	$ 120
Series 2005-1A Class A1, 4.67% 5/20/17 (e)	167	131
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	2,464	2,420
Chase Issuance Trust:
Series 2004-3 Class C, 0.7428% 6/15/12 (k)	13,382	13,324
Series 2008-9 Class A, 4.26% 5/15/13	3,500	3,656
Series 2009-A3 Class A3, 2.4% 6/17/13	19,250	19,494
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	176	157
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	23,445	23,650
Series 2007-B6 Class B6, 5% 11/8/12	17,265	16,574
Series 2009-A3 Class A3, 2.7% 6/24/13	15,120	15,341
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (k)	515	16
CNH Equipment Trust Series 2005-B Class B, 4.57% 7/16/12	3,195	3,085
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (k)	2	2
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (k)	38	36
Series 2007-4 Class A1A, 0.3856% 9/25/37 (k)	225	211
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	222	0*
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.5156% 7/25/34 (k)	419	101
Series 2004-3:
Class M1, 0.7656% 6/25/34 (k)	514	282
Class M4, 1.2356% 4/25/34 (k)	108	55
Series 2004-4 Class M2, 0.7956% 6/25/34 (k)	396	254
Series 2005-3 Class MV1, 0.6856% 8/25/35 (k)	1,376	1,251
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (k)	243	223
CPS Auto Receivables Trust:
Series 2006-D Class A3, 5.157% 5/15/11 (e)	13	13
Series 2007-B Class A3, 5.47% 11/15/11 (e)	88	88
Series 2007-C Class A3, 5.43% 5/15/12 (e)	4,136	4,134
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	1,771	1,573
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (k)	1,958	1,922
Diversified REIT Trust Series 2000-1A Class E, 6.971% 3/8/10 (e)	4,135	2,977
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.5172% 5/28/35 (k)	$ 634	$ 377
Class AB3, 0.6603% 5/28/35 (k)	273	152
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (k)	196	39
Series 2006-2 Class M1, 0.5756% 7/25/36 (k)	6,145	93
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (k)	3,407	1,035
First Franklin Mortgage Loan Trust:
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (k)	3,265	2,738
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (k)	163	159
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (k)	779	752
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	9,900	9,533
Series 2006-C:
Class B, 5.3% 6/15/12	91	92
Class C, 5.47% 9/15/12	6,400	6,036
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,628
Class C, 5.8% 2/15/13	4,100	3,738
Series 2009-B:
Class A2, 2.4604% 11/15/11	2,500	2,487
Class A3, 3.0891% 8/15/13	3,650	3,539
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (k)	520	338
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	17	14
Class C, 5.41% 7/21/14	153	77
Series 2007-1:
Class A4, 5.03% 2/16/15	8,105	8,339
Class C, 5.43% 2/16/15	9,937	4,729
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (k)	516	233
Class M2, 1.0156% 2/25/34 (k)	883	685
Series 2004-D:
Class M4, 1.2156% 11/25/34 (k)	410	23
Class M5, 1.2656% 11/25/34 (k)	262	7
Series 2005-A:
Class M3, 0.7556% 1/25/35 (k)	639	149
Class M4, 0.9456% 1/25/35 (k)	245	45
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2006-A:
Class M1, 0.5656% 5/25/36 (k)	$ 10,000	$ 215
Class M4, 0.6656% 5/25/36 (k)	128	1
Series 2006-D Class M1, 0.4956% 11/25/36 (k)	77	1
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (e)(k)	1,714	1,282
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	3,781	3,025
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (e)(k)	232	156
Series 2005-2 Class IO, 0.4096% 9/15/17 (e)(k)(m)	253,249	245
Series 2006-2A:
Class A, 0.4528% 11/15/34 (e)(k)	270	162
Class B, 0.5528% 11/15/34 (e)(k)	97	28
Class C, 0.6528% 11/15/34 (e)(k)	162	36
Class D, 1.0228% 11/15/34 (e)(k)	62	10
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (k)	599	581
Class C, 0.5128% 9/17/12 (k)	465	437
Series 2007-1:
Class B, 4.95% 3/15/13	16,195	15,385
Class C, 0.5428% 3/15/13 (k)	3,196	2,928
Series 2007-3 Class B, 5.49% 6/15/13	17,655	16,772
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (k)	126	102
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (k)	177	106
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.6125% 4/20/32 (k)	656	647
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	23	20
Class C, 5.74% 12/15/14	49	40
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9156% 6/25/34 (k)	1,604	845
Series 2006-HE6 Class A1, 0.2956% 8/25/36 (k)	6,396	6,140
Series 2006-HE8 Class A2A, 0.3356% 1/25/37 (k)	4,096	3,946
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (k)	658	25
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (k)	11	5
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (k)	322	319
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (k)	290	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (e)(k)	$ 4,169	$ 625
Series 2006-3:
Class B, 0.6656% 9/25/46 (e)(k)	3,791	569
Class C, 0.8156% 9/25/46 (e)(k)	9,428	943
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.0256% 6/25/32 (k)	33	18
Series 2002-3 Class A5, 1.1456% 2/25/33 (k)	0*	0*
Series 2003-2 Class M1, 1.5856% 8/25/33 (k)	123	60
Series 2003-3:
Class A4, 1.1856% 2/25/33 (k)	2	1
Class M1, 1.5556% 8/25/33 (k)	606	292
Series 2003-5 Class A2, 0.9656% 12/25/33 (k)	205	75
Series 2003-7 Class A2, 1.0256% 3/25/34 (k)	20	8
Series 2004-1 Class M2, 1.9656% 6/25/34 (k)	1,147	653
Series 2004-3 Class M2, 1.9656% 8/25/34 (k)	1,809	1,047
Series 2004-7 Class A3, 0.6556% 1/25/35 (k)	0*	0*
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (k)	183	172
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (k)	1,985	1,826
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (k)	133	123
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 9/15/10	5,500	5,554
Series 2009-3 Class A3, 2.31% 5/15/13	4,800	4,816
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	16,500	17,054
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (k)	1,514	1,504
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (k)	395	227
Class M2, 0.5625% 3/20/36 (k)	653	317
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (k)	902	265
Hyundai Auto Receivables Trust:
Series 2006-1:
Class B, 5.29% 11/15/12	275	276
Class C, 5.34% 11/15/12	356	362
Series 2006-B Class C, 5.25% 5/15/13	2,292	2,307
Series 2007-A Class A3A, 5.04% 1/17/12	6,375	6,507
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (e)	1,154	1,143
Class C, 5.61% 12/15/14 (e)	4,157	3,866
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (k)	49	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust: - continued
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (k)	$ 903	$ 406
Class MV1, 0.4956% 11/25/36 (k)	734	75
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (k)	137	5
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (k)	683	542
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (k)	257	255
Class 2C, 2.3775% 3/27/42 (k)	516	84
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (e)(k)	1,623	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	422	388
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (k)	227	174
Series 2006-6 Class 2A3, 0.4156% 7/25/36 (k)	10,340	3,024
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (k)	3	3
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (e)	1,746	1,493
Series 2006-1A:
Class B, 5.827% 4/20/28 (e)	575	345
Class C, 6.125% 4/20/28 (e)	575	317
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (k)	326	9
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (k)	528	18
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (k)	53	23
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	100	95
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (k)	191	135
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (k)	1,581	1,150
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (k)	18	17
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (k)	1,568	770
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (k)	367	77
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (k)	297	113
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (k)	269	108
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (k)	280	44
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (k)	1,063	1,042
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2006-NC4:
Class A2D, 0.5056% 6/25/36 (k)	$ 7,135	$ 1,924
Class M4, 0.6156% 6/25/36 (k)	216	1
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (k)	63	1
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (k)	23	5
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (k)	410	335
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (k)	258	243
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(k)(m)	8,942	805
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (m)	7,044	1,409
Series 2005-2 Class AIO, 7.73% 3/25/12 (m)	4,760	198
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (m)	4,275	118
Series 2006-1 Class AIO, 5.5% 4/25/11 (m)	13,962	908
Series 2006-2 Class AIO, 6% 8/25/11 (m)	3,755	357
Series 2006-3:
Class A1, 0.2956% 9/25/19 (k)	471	465
Class AIO, 7.1% 1/25/12 (m)	26,229	3,650
Series 2006-4:
Class A1, 0.2956% 3/25/25 (k)	519	498
Class AIO, 6.35% 2/27/12 (m)	4,953	650
Class D, 1.3656% 5/25/32 (k)	398	10
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)	380	63
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)	323	52
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	2,446	2,452
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7356% 2/25/36 (k)	327	20
Nissan Auto Lease Trust Series 2009-A:
Class A2, 2.01% 4/15/11	3,540	3,555
Class A3, 2.92% 12/15/11	4,400	4,478
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (k)	327	313
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.2538% 10/30/45 (k)	5,502	4,402
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (k)	5	4
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (e)(k)	381	149
Series 2006-1A Class A, 1.6725% 3/20/11 (e)(k)	792	293
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (k)	$ 12	$ 11
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (k)	15	14
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5156% 9/25/34 (k)	3,309	871
Class M4, 1.7156% 9/25/34 (k)	460	66
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (k)	2,460	364
Series 2004-WHQ2 Class A3E, 0.6856% 2/25/35 (k)	695	638
Series 2004-WWF1 Class M4, 1.3656% 1/25/35 (k)	7,490	1,296
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (k)	944	621
Class M3, 0.8256% 1/25/35 (k)	322	168
Class M4, 1.0956% 1/25/35 (k)	994	162
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (k)	1,178	21
Class M9, 2.1456% 5/25/35 (k)	398	2
People's Choice Home Loan Securities Trust Series 2005-1 Class M4, 1.1656% 1/25/35 (k)	1,650	170
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (e)(k)	2,746	2,487
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (e)	7,652	5,990
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,013	734
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (k)	3	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (k)	1,272	633
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (k)	23	0*
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (k)	19	10
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (k)	12	11
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (e)(k)	675	559
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.8294% 6/15/21 (k)	8,200	6,289
Series 2004-A:
Class B, 1.2094% 6/15/33 (k)	2,087	1,022
Class C, 1.5794% 6/15/33 (k)	5,771	1,154
Series 2004-B Class C, 1.4994% 9/15/33 (k)	8,600	2,924
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (k)	$ 121	$ 78
Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)	157	2
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (k)	57	8
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (k)	92	49
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (e)(k)	881	235
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (k)	74	59
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (k)	730	718
Class B, 0.5728% 1/15/12 (k)	621	584
Class C, 0.8728% 1/15/12 (k)	773	634
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	350	298
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (k)	2,098	2,025
Class B, 0.4928% 6/15/12 (k)	101	93
Class C, 0.7728% 6/15/12 (k)	61	43
Series 2007-2 Class A, 0.9228% 10/15/12 (k)	8,386	7,998
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (k)	386	132
Series 2003-6HE Class A1, 0.7356% 11/25/33 (k)	25	9
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (e)(k)	261	13
Triad Auto Receivables Owner Trust Series 2007-A Class A3, 5.28% 2/13/12	422	425
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (k)	2,496	2,402
Class C, 0.6228% 10/17/11 (k)	2,337	2,190
Series 2007-1 Class C, 0.6428% 6/15/12 (k)	2,471	1,853
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 1% 7/15/11	4,430	4,487
Class A3, 3.41% 4/16/12	11,200	11,479
Wachovia Auto Loan Owner Trust:
Series 2006-1:
Class A4, 5.08% 4/20/12 (e)	234	239
Class D, 5.42% 4/21/14 (e)	18,700	15,918
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Auto Loan Owner Trust: - continued
Series 2006-2A:
Class A3, 5.23% 8/22/11 (e)	$ 1,364	$ 1,368
Class B, 5.29% 6/20/12 (e)	98	101
Class D, 5.54% 12/20/12 (e)	11,864	10,724
Series 2007-1 Class D, 5.65% 2/20/13	14,015	12,459
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	598	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (k)	406	7
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.3028% 9/16/13 (e)(k)	3,699	3,698
Series 2006-C2A Class C2, 0.7728% 8/15/15 (e)(k)	5,080	4,474
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	18,786	19,474
Series 2007-A5A Class A5, 1.0228% 10/15/14 (e)(k)	1,040	1,035
Series 2007-C1 Class C1, 0.6728% 5/15/14 (e)(k)	3,116	3,037
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)(o)	5	0*
WFS Financial Owner Trust Series 2005-3 Class C, 4.54% 5/17/13	3,240	3,262
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (e)(k)	5,586	670
TOTAL ASSET-BACKED SECURITIES (Cost $718,889)		617,125
Collateralized Mortgage Obligations - 6.4%

Private Sponsor - 0.9%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (e)(k)	1,718	1,677
Class 2M, 0.64% 2/17/52 (e)(k)	1,168	1,125
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (e)(k)	961	625
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (k)	44	34
Series 2003-L Class 2A1, 5.2191% 1/25/34 (k)	385	329
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (k)	294	247
Series 2004-A Class 2A2, 5.4508% 2/25/34 (k)	91	78
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (k)	76	59
Class 2A2, 4.5749% 3/25/34 (k)	252	214
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-C Class 1A1, 4.097% 4/25/34 (k)	$ 103	$ 85
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (k)	71	55
Class 2A2, 3.8898% 5/25/34 (k)	613	518
Series 2004-G Class 2A7, 4.2585% 8/25/34 (k)	522	445
Series 2004-H Class 2A1, 4.469% 9/25/34 (k)	494	407
Series 2005-H Class 1A1, 4.6982% 9/25/35 (k)	761	595
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (k)	2,698	2,093
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (e)(k)(m)	1,160	15
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (k)	32	32
Series 2006-OC5N Class N, 7.25% 7/25/37 (e)	2,020	0*
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (k)	66	27
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (k)	993	70
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (k)	23	12
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (k)	162	108
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (k)	41	34
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (k)	2,313	830
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (k)	281	258
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (k)	36	18
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (e)(k)	2,075	1,650
Class C2, 0.98% 10/18/54 (e)(k)	696	452
Class M2, 0.76% 10/18/54 (e)(k)	1,193	818
Series 2007-1A Class C2, 1.06% 10/18/54 (e)(k)	4,177	3,595
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (e)(k)	1,751	1,226
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (e)(k)	$ 2,097	$ 1,678
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (k)	49	7
Series 2006-1A Class C2, 0.8725% 12/20/54 (e)(k)	4,170	626
Series 2006-2:
Class C1, 0.7425% 12/20/54 (k)	15,090	1,811
Class M2, 0.5025% 12/20/54 (k)	3,000	540
Series 2006-3 Class C2, 0.7725% 12/20/54 (k)	6,611	793
Series 2006-4:
Class B1, 0.3625% 12/20/54 (k)	13,366	4,678
Class C1, 0.6525% 12/20/54 (k)	8,172	1,226
Class M1, 0.4425% 12/20/54 (k)	3,521	634
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (k)	1,340	161
Class 1M1, 0.4225% 12/20/54 (k)	881	159
Class 2C1, 0.7025% 12/20/54 (k)	610	73
Class 2M1, 0.5225% 12/20/54 (k)	1,132	204
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (k)	1,568	235
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (k)	2,644	333
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (k)	48	33
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (k)	279	147
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (e)(k)	443	413
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (k)	157	52
Series 2004-9:
Class M2, 1.2406% 1/25/35 (k)	501	163
Class M3, 1.3156% 1/25/35 (k)	371	110
Class M4, 1.8406% 1/25/35 (k)	189	33
Series 2005-1 Class M4, 1.0156% 4/25/35 (k)	17	2
Series 2005-3 Class A1, 0.5056% 8/25/35 (k)	392	183
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (e)(k)	1,314	613
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (k)	253	142
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (k)	960	330
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	$ 828	$ 611
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (k)	131	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (k)	1,246	551
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (e)(k)	151	85
Class C, 0.4628% 6/15/22 (e)(k)	926	389
Class D, 0.4728% 6/15/22 (e)(k)	356	100
Class E, 0.4828% 6/15/22 (e)(k)	570	125
Class F, 0.5128% 6/15/22 (e)(k)	984	197
Class G, 0.5828% 6/15/22 (e)(k)	214	34
Class H, 0.6028% 6/15/22 (e)(k)	428	60
Class J, 0.6428% 6/15/22 (e)(k)	499	60
Merrill Lynch Mortgage Investors Trust floater:
Series 2005-B Class A2, 1.4% 7/25/30 (k)	1,512	1,087
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (k)	703	3
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (k)	1,982	1,329
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (k)	1,778	79
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (k)	1,429	1,126
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (k)	4,397	3,297
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (e)(k)	1,139	581
Class B6, 3.1256% 7/10/35 (e)(k)	134	62
Series 2004-A:
Class B4, 1.4756% 2/10/36 (e)(k)	511	205
Class B5, 1.9756% 2/10/36 (e)(k)	341	128
Series 2004-B:
Class B4, 1.3756% 2/10/36 (e)(k)	286	92
Class B5, 1.8256% 2/10/36 (e)(k)	215	62
Class B6, 2.2756% 2/10/36 (e)(k)	76	19
Series 2004-C:
Class B4, 1.2256% 9/10/36 (e)(k)	382	126
Class B5, 1.6256% 9/10/36 (e)(k)	427	123
Class B6, 2.0256% 9/10/36 (e)(k)	87	20
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 276	$ 244
Series 2004-SL3 Class A1, 7% 8/25/16	32	28
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (k)	1,428	902
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (e)(k)	235	166
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (e)(k)	27	27
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (e)	1,466	0*
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (k)	31	21
Series 2004-7 Class A3B, 1.535% 7/20/34 (k)	20	12
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (k)	222	4
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 0.4656% 6/25/35 (k)	607	350
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (e)(k)	56	27
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (k)	2,204	1,047
Thornburg Mortgage Securities Trust floater Series 2006-4 Class A2B, 0.3856% 7/25/36 (k)	7,194	6,812
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 4.89% 8/15/41 (e)(k)	5,903	4,880
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (k)	41	40
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.954% 9/25/34 (k)	180	153
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	909	788
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (k)	1,107	924
TOTAL PRIVATE SPONSOR		60,088
U.S. Government Agency - 5.5%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	2,447	2,539
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,341
Series 2006-64 Class PA, 5.5% 2/25/30	13,624	14,091
Series 2008-29 Class CA, 4.5% 9/25/35	21,418	22,218
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2005-67 Class HD, 5.5% 12/25/30	$ 11,138	$ 11,644
Series 2006-4 Class PB, 6% 9/25/35	13,885	14,835
Series 2006-49 Class CA, 6% 2/25/31	17,481	18,163
Series 2006-54 Class PE, 6% 2/25/33	6,310	6,671
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	3,113	3,329
Series 2002-56 Class MC, 5.5% 9/25/17	2,035	2,174
Series 2003-123 Class AB, 4% 10/25/16	8,028	8,255
Series 2003-76 Class BA, 4.5% 3/25/18	8,679	9,061
Series 2004-3 Class BA, 4% 7/25/17	5,893	6,082
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,449	1,552
Series 2508 Class UL, 5% 12/15/16	1,778	1,834
Freddie Mac Multi-class participation certificates sequential payer Series 3555:
Class CM, 4% 12/15/14	52,381	54,100
Class KH, 4% 12/15/14	51,803	53,383
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	4,255	4,529
Series 2394 Class KD, 6% 12/15/16	2,504	2,663
Series 2417 Class EH, 6% 2/15/17	1,380	1,471
Series 2535 Class PC, 6% 9/15/32	4,531	4,793
Series 2617 Class TH, 4.5% 5/15/15	3,472	3,534
Series 2656 Class BW, 4.5% 4/15/28	4,545	4,630
Series 2690 Class PD, 5% 2/15/27	7,224	7,409
Series 2702 Class AB, 4.5% 7/15/27	12,633	12,972
Series 2755 Class LC, 4% 6/15/27	6,509	6,623
Series 2901 Class UM, 4.5% 1/15/30	12,178	12,618
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	2,897	3,060
Series 2635 Class DG, 4.5% 1/15/18	9,922	10,327
Series 2780 Class A, 4% 12/15/14	6,560	6,658
Series 2786 Class GA, 4% 8/15/17	4,012	4,148
Series 2809 Class UA, 4% 12/15/14	389	389
Series 2867 Class EA, 4.5% 11/15/18	3,335	3,439
Series 2895 Class EJ, 4% 8/15/17	7,317	7,552
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2970 Class YA, 5% 9/15/18	$ 3,349	$ 3,478
Series 3077 Class GA, 4.5% 8/15/19	6,342	6,612
TOTAL U.S. GOVERNMENT AGENCY		345,177
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $437,868)		405,265
Commercial Mortgage Securities - 4.7%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9822% 2/3/11 (e)(k)(m)	79,987	1,075
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.556% 2/14/43 (k)(m)	20,334	715
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A1, 5.363% 7/10/46 (k)	102	104
Series 2006-5 Class A1, 5.185% 9/10/47	2,275	2,314
Series 2007-2 Class A1, 5.421% 4/10/49	72	74
Series 2007-3 Class A1, 5.6581% 6/10/49 (k)	6,689	6,781
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A2, 3.52% 11/10/38	5	5
Series 2006-1 Class A1, 5.219% 9/10/45 (k)	245	248
Series 2002-2 Class XP, 2.0377% 7/11/43 (e)(k)(m)	31,533	188
Series 2003-2 Class XP, 0.4553% 3/11/41 (e)(k)(m)	5,033	17
Series 2004-6 Class XP, 0.4453% 12/10/42 (k)(m)	34,418	349
Series 2005-4 Class XP, 0.1661% 7/10/45 (k)(m)	57,379	276
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7428% 3/15/22 (e)(k)	415	207
Class G, 0.8028% 3/15/22 (e)(k)	269	121
Series 2006-BIX1:
Class F, 0.5828% 10/15/19 (e)(k)	1,104	552
Class G, 0.6028% 10/15/19 (e)(k)	767	345
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (e)(k)	65	33
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class A, 0.6256% 4/25/34 (e)(k)	$ 2,970	$ 2,109
Class B, 2.1656% 4/25/34 (e)(k)	316	126
Class M1, 0.8256% 4/25/34 (e)(k)	269	159
Class M2, 1.4656% 4/25/34 (e)(k)	235	118
Series 2004-2:
Class A, 0.6956% 8/25/34 (e)(k)	2,160	1,512
Class M1, 0.8456% 8/25/34 (e)(k)	721	360
Series 2004-3:
Class A1, 0.6356% 1/25/35 (e)(k)	3,772	2,452
Class A2, 0.6856% 1/25/35 (e)(k)	535	332
Class M1, 0.7656% 1/25/35 (e)(k)	266	135
Class M2, 1.2656% 1/25/35 (e)(k)	151	66
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (e)(k)	1,050	686
Class M1, 0.6956% 8/25/35 (e)(k)	73	30
Class M2, 0.7456% 8/25/35 (e)(k)	120	45
Class M3, 0.7656% 8/25/35 (e)(k)	66	23
Class M4, 0.8756% 8/25/35 (e)(k)	61	20
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (e)(k)	540	364
Class A2, 0.6656% 11/25/35 (e)(k)	376	225
Class M1, 0.7056% 11/25/35 (e)(k)	64	26
Class M2, 0.7556% 11/25/35 (e)(k)	81	32
Class M3, 0.7756% 11/25/35 (e)(k)	73	26
Class M4, 0.8656% 11/25/35 (e)(k)	90	32
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (e)(k)	5,179	3,107
Class B1, 1.6656% 1/25/36 (e)(k)	406	110
Class M1, 0.7156% 1/25/36 (e)(k)	1,653	777
Class M2, 0.7356% 1/25/36 (e)(k)	538	237
Class M3, 0.7656% 1/25/36 (e)(k)	712	292
Class M4, 0.8756% 1/25/36 (e)(k)	395	146
Class M5, 0.9156% 1/25/36 (e)(k)	395	130
Class M6, 0.9656% 1/25/36 (e)(k)	401	116
Series 2006-1:
Class A2, 0.6256% 4/25/36 (e)(k)	1,695	972
Class M1, 0.6456% 4/25/36 (e)(k)	527	213
Class M2, 0.6656% 4/25/36 (e)(k)	558	212
Class M3, 0.6856% 4/25/36 (e)(k)	479	173
Class M4, 0.7856% 4/25/36 (e)(k)	272	94
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M5, 0.8256% 4/25/36 (e)(k)	$ 262	$ 86
Class M6, 0.9056% 4/25/36 (e)(k)	571	177
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (e)(k)	1,908	1,281
Class A2, 0.5456% 7/25/36 (e)(k)	1,414	821
Class B1, 1.1356% 7/25/36 (e)(k)	511	148
Class B3, 2.9656% 7/25/36 (e)(k)	843	212
Class M1, 0.5756% 7/25/36 (e)(k)	1,483	602
Class M2, 0.5956% 7/25/36 (e)(k)	1,044	398
Class M3, 0.6156% 7/25/36 (e)(k)	826	299
Class M4, 0.6856% 7/25/36 (e)(k)	554	191
Class M5, 0.7356% 7/25/36 (e)(k)	683	224
Class M6, 0.8056% 7/25/36 (e)(k)	1,073	331
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (e)(k)	113	17
Class B2, 1.6156% 10/25/36 (e)(k)	82	10
Class B3, 2.8656% 10/25/36 (e)(k)	133	17
Class M4, 0.6956% 10/25/36 (e)(k)	125	29
Class M5, 0.7456% 10/25/36 (e)(k)	150	30
Class M6, 0.8256% 10/25/36 (e)(k)	293	53
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (e)(k)	578	388
Class A2, 0.5356% 12/25/36 (e)(k)	2,621	1,219
Class B1, 0.9656% 12/25/36 (e)(k)	90	20
Class B2, 1.5156% 12/25/36 (e)(k)	93	18
Class B3, 2.7156% 12/25/36 (e)(k)	157	28
Class M1, 0.5556% 12/25/36 (e)(k)	188	63
Class M2, 0.5756% 12/25/36 (e)(k)	126	39
Class M3, 0.6056% 12/25/36 (e)(k)	128	38
Class M4, 0.6656% 12/25/36 (e)(k)	153	43
Class M5, 0.7056% 12/25/36 (e)(k)	140	37
Class M6, 0.7856% 12/25/36 (e)(k)	126	30
Series 2007-1:
Class A2, 0.5356% 3/25/37 (e)(k)	2,692	1,319
Class B1, 0.9356% 3/25/37 (e)(k)	864	156
Class B2, 1.4156% 3/25/37 (e)(k)	623	93
Class B3, 3.6156% 3/25/37 (e)(k)	1,768	212
Class M1, 0.5356% 3/25/37 (e)(k)	731	278
Class M2, 0.5556% 3/25/37 (e)(k)	550	176
Class M3, 0.5856% 3/25/37 (e)(k)	488	146
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M4, 0.6356% 3/25/37 (e)(k)	$ 375	$ 101
Class M5, 0.6856% 3/25/37 (e)(k)	612	147
Class M6, 0.7656% 3/25/37 (e)(k)	855	184
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (e)(k)	443	257
Class A2, 0.5856% 7/25/37 (e)(k)	415	195
Class B1, 1.8656% 7/25/37 (e)(k)	129	19
Class B2, 2.5156% 7/25/37 (e)(k)	112	15
Class B3, 3.6156% 7/25/37 (e)(k)	126	16
Class M1, 0.6356% 7/25/37 (e)(k)	147	52
Class M2, 0.6756% 7/25/37 (e)(k)	82	25
Class M3, 0.7556% 7/25/37 (e)(k)	83	21
Class M4, 0.9156% 7/25/37 (e)(k)	161	32
Class M5, 1.0156% 7/25/37 (e)(k)	142	26
Class M6, 1.2656% 7/25/37 (e)(k)	180	27
Series 2007-3:
Class A2, 0.5556% 7/25/37 (e)(k)	672	332
Class B1, 1.2156% 7/25/37 (e)(k)	586	116
Class B2, 1.8656% 7/25/37 (e)(k)	1,511	257
Class B3, 4.2656% 7/25/37 (e)(k)	780	115
Class M1, 0.5756% 7/25/37 (e)(k)	506	190
Class M2, 0.6056% 7/25/37 (e)(k)	543	189
Class M3, 0.6356% 7/25/37 (e)(k)	882	289
Class M4, 0.7656% 7/25/37 (e)(k)	1,383	403
Class M5, 0.8656% 7/25/37 (e)(k)	701	172
Class M6, 1.0656% 7/25/37 (e)(k)	534	124
Series 2007-4A:
Class A2, 0.8156% 9/25/37 (e)(k)	4,941	2,718
Class B1, 2.8156% 9/25/37 (e)(k)	835	109
Class B2, 3.7156% 9/25/37 (e)(k)	3,110	373
Class M1, 1.2156% 9/25/37 (e)(k)	779	195
Class M2, 1.3156% 9/25/37 (e)(k)	779	164
Class M4, 1.8656% 9/25/37 (e)(k)	2,047	348
Class M5, 2.0156% 9/25/37 (e)(k)	2,047	307
Class M6, 2.2156% 9/25/37 (e)(k)	2,047	276
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(m)	22,291	346
Series 2006-2A Class IO, 1.7976% 7/25/36 (c)(e)(m)	56,968	3,407
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (e)(k)	$ 542	$ 260
Class H, 0.9228% 3/15/19 (e)(k)	365	157
Class J, 1.1228% 3/15/19 (e)(k)	274	104
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (e)(k)	303	151
Class E, 0.5728% 3/15/22 (e)(k)	1,576	730
Class F, 0.6228% 3/15/22 (e)(k)	967	413
Class G, 0.6728% 3/15/22 (e)(k)	248	97
Class H, 0.8228% 3/15/22 (e)(k)	303	109
Class J, 0.9728% 3/15/22 (e)(k)	303	85
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,684
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)	85	86
Series 2007-PW17 Class A1, 5.282% 6/11/50	6,771	6,828
Series 2002-TOP8 Class X2, 2.0832% 8/15/38 (e)(k)(m)	35,994	740
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (e)(k)(m)	73,485	598
Series 2004-PWR6 Class X2, 0.6187% 11/11/41 (e)(k)(m)	24,558	396
Series 2005-PWR9 Class X2, 0.3883% 9/11/42 (e)(k)(m)	163,436	1,628
Series 2006-PW13 Class A1, 5.294% 9/11/41	8,409	8,579
Series 2007-PW15 Class A1, 5.016% 2/11/44	58	58
Series 2007-T28 Class A1, 5.422% 9/11/42	3,380	3,437
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (e)(k)	6,441	3,332
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.3511% 5/15/35 (e)(k)(m)	140,596	5,207
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A1, 5.974% 2/12/16 (e)(k)	1,167	1,174
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6028% 11/15/36 (e)(k)	323	90
Class H, 0.6428% 11/15/36 (e)(k)	258	65
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (e)	824	827
Series 2004-C2 Class XP, 0.8556% 10/15/41 (e)(k)(m)	26,683	488
Series 2007-C6 Class A1, 5.622% 12/10/49 (k)	195	199
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A1, 5.302% 1/15/46	$ 4,150	$ 4,205
Series 2006-CD3 Class X3, 0.4233% 10/15/48 (k)(m)	304,068	4,424
Cobalt CMBS Commercial Mortgage Trust sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48	73	73
Series 2007-C2:
Class A1, 5.064% 4/15/47 (k)	3,178	3,223
Class A2, 5.334% 4/15/47	12,642	12,307
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5828% 4/15/17 (e)(k)	640	336
Class E, 0.6428% 4/15/17 (e)(k)	204	98
Class F, 0.6828% 4/15/17 (e)(k)	116	52
Class G, 0.8228% 4/15/17 (e)(k)	116	49
Class H, 0.8928% 4/15/17 (e)(k)	116	47
Class J, 1.1228% 4/15/17 (e)(k)	89	35
Series 2005-FL11:
Class F, 0.7228% 11/15/17 (e)(k)	259	125
Class G, 0.7728% 11/15/17 (e)(k)	179	83
sequential payer Series 2006-C8 Class A1, 5.11% 12/10/46	25	25
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (e)(k)(m)	11,014	123
Series 2005-LP5 Class XP, 0.3391% 5/10/43 (k)(m)	51,043	271
Series 2006-C8 Class XP, 0.4956% 12/10/46 (k)(m)	5,639	86
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	680	683
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	188	191
Series 2007-C3 Class A1, 5.664% 6/15/39 (k)	42	43
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (k)(m)	241,717	5,119
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	3,822	3,884
Series 1998-C1 Class D, 7.17% 5/17/40	3,905	4,034
Series 1999-C1 Class E, 8.1143% 9/15/41 (k)	6,370	6,347
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (k)(m)	110,209	1,764
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2003-C3 Class ASP, 1.6921% 5/15/38 (e)(k)(m)	$ 69,983	$ 895
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (e)(k)(m)	3,224	14
Series 2004-C1 Class ASP, 0.953% 1/15/37 (e)(k)(m)	49,453	661
Series 2005-C1 Class ASP, 0.3041% 2/15/38 (e)(k)(m)	250,377	1,873
Series 2005-C2 Class ASP, 0.5445% 4/15/37 (e)(k)(m)	48,124	579
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (e)(k)	1,256	477
0.5428% 2/15/22 (e)(k)	448	135
Class F, 0.5928% 2/15/22 (e)(k)	897	242
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	4,370	4,465
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	6,920	6,238
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	4,950	4,993
Series 2001-1 Class X1, 1.0483% 5/15/33 (e)(k)(m)	72,386	1,015
Series 2004-C1 Class X2, 1.3053% 11/10/38 (e)(k)(m)	3,087	41
Series 2007-C1 Class XP, 0.2088% 12/10/49 (k)(m)	4,112	29
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	8,087	8,267
Series 2003-C3 Class X2, 0.8723% 12/10/38 (e)(k)(m)	3,541	26
Series 2004-C3 Class X2, 0.6224% 12/10/41 (k)(m)	29,078	351
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2007-GG11 Class A1, 5.358% 12/10/49	209	213
Series 2007-GG9 Class A1, 5.233% 3/10/39	53	54
Series 2003-C1 Class XP, 2.2423% 7/5/35 (e)(k)(m)	1,869	28
Series 2003-C2 Class XP, 1.1772% 1/5/36 (e)(k)(m)	75,115	651
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (e)(k)(m)	117,600	1,979
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A Class F, 0.7156% 6/6/20 (e)(k)	$ 562	$ 259
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (e)(k)	4,021	3,056
Class D, 0.6456% 3/6/20 (e)(k)	1,390	1,043
Class E, 0.7156% 3/6/20 (e)(k)	1,905	1,410
Class F, 0.7556% 3/6/20 (e)(k)	967	706
Class G, 0.7956% 3/6/20 (e)(k)	479	345
Class H, 0.9256% 3/6/20 (e)(k)	799	551
Class J, 1.1256% 3/6/20 (e)(k)	1,146	768
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	80	82
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (e)	913	949
Series 2000-HLTA Class D, 7.555% 10/3/15 (e)	4,870	5,198
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	1,295	1,313
Series 2002-C3 Class X2, 1.1342% 7/12/35 (e)(k)(m)	25,963	73
Series 2003-CB7 Class X2, 0.9262% 1/12/38 (e)(k)(m)	12,184	97
Series 2003-LN1 Class X2, 0.8121% 10/15/37 (e)(k)(m)	88,391	555
Series 2004-C1 Class X2, 1.1524% 1/15/38 (e)(k)(m)	14,745	166
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (e)(k)(m)	18,542	242
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.5028% 11/15/18 (e)(k)	167	72
Class E, 0.5528% 11/15/18 (e)(k)	237	103
Class F, 0.6028% 11/15/18 (e)(k)	356	150
Class G, 0.6328% 11/15/18 (e)(k)	309	133
Class H, 0.7728% 11/15/18 (e)(k)	237	84
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (k)	4,413	4,489
Series 2008-C2 Class A1, 5.017% 2/12/51	2,090	2,100
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	3,295	3,352
Series 2006-C7 Class A1, 5.279% 11/15/38	1,436	1,464
Series 2007-C1 Class A1, 5.391% 2/15/40 (k)	1,892	1,927
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2 Class A1, 5.226% 2/15/40	$ 1,841	$ 1,871
Series 2002-C4 Class XCP, 1.3562% 10/15/35 (e)(k)(m)	56,318	24
Series 2002-C7 Class XCP, 1.1607% 1/15/36 (e)(k)(m)	39,014	110
Series 2003-C1 Class XCP, 1.4505% 12/15/36 (e)(k)(m)	18,642	126
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (e)(k)(m)	36,727	536
Series 2004-C4 Class A2, 4.567% 6/15/29 (k)	55	56
Series 2004-C6 Class XCP, 0.7902% 8/15/36 (e)(k)(m)	34,608	369
Series 2006-C1 Class XCP, 0.342% 2/15/41 (k)(m)	226,217	2,151
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (k)(m)	140,280	2,668
Series 2007-C1 Class XCP, 0.4737% 2/15/40 (k)(m)	55,096	792
Series 2007-C2 Class XCP, 0.5136% 2/15/40 (k)(m)	250,856	4,172
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (e)	5,530	5,513
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6128% 9/15/21 (e)(k)	770	212
Class G, 0.6328% 9/15/21 (e)(k)	1,521	380
Class H, 0.6728% 9/15/21 (e)(k)	392	88
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	92	92
Series 2007-C1 Class A1, 4.533% 6/12/50	176	177
Series 2005-MCP1 Class XP, 0.5308% 6/12/43 (k)(m)	42,369	758
Series 2005-MKB2 Class XP, 0.1639% 9/12/42 (k)(m)	22,106	132
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	1,923	1,952
Series 2007-8 Class A1, 4.622% 8/12/49	3,251	3,276
Series 2007-9 Class A2, 5.59% 9/12/49	4,770	4,687
Series 2006-4 Class XP, 0.6228% 12/12/49 (k)(m)	107,789	2,305
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.473% 7/15/19 (e)(k)	554	55
Series 2007-XCLA Class A1, 0.473% 7/17/17 (e)(k)	1,829	1,006
Series 2007-XLCA Class B, 0.7728% 7/17/17 (e)(k)	1,139	57
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.463% 10/15/20 (e)(k)	$ 449	$ 112
Class E, 0.523% 10/15/20 (e)(k)	562	112
Class F, 0.573% 10/15/20 (e)(k)	337	61
Class G, 0.613% 10/15/20 (e)(k)	417	92
Class H, 0.703% 10/15/20 (e)(k)	262	26
Class J, 0.853% 10/15/20 (e)(k)	300	24
Class MHRO, 0.963% 10/15/20 (e)(k)	158	17
Class MJPM, 1.273% 10/15/20 (e)(k)	52	5
Class MSTR, 0.973% 10/15/20 (e)(k)	94	13
Class NHRO, 1.163% 10/15/20 (e)(k)	234	21
Class NSTR, 1.123% 10/15/20 (e)(k)	87	10
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (e)(k)(m)	26,809	396
Series 2006-HQ8 Class A1, 5.124% 3/12/44	626	629
Series 2006-T23 Class A1, 5.682% 8/12/41	2,014	2,062
Series 2007-HQ11 Class A1, 5.246% 2/12/44	3,369	3,426
Series 2007-IQ13 Class A1, 5.05% 3/15/44	50	50
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	128	131
Class A2, 5.61% 4/15/49	12,445	12,399
Series 2007-T25 Class A1, 5.391% 11/12/49	77	79
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (e)(k)(m)	55,055	637
Series 2005-HQ5 Class X2, 0.2111% 1/14/42 (k)(m)	44,327	285
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (e)(k)(m)	45,290	1,005
Series 2005-TOP17 Class X2, 0.5894% 12/13/41 (k)(m)	32,630	547
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (e)(k)(m)	2,767	37
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (k)	86	88
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (e)(k)	1,544	77
Class D, 0.9728% 7/17/17 (e)(k)	726	36
Class E, 1.0728% 7/17/17 (e)(k)	590	29
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.5251% 3/12/35 (e)(k)(m)	47,877	901
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2003-TOP9 Class X2, 1.399% 11/13/36 (e)(k)(m)	$ 29,681	$ 568
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (e)(k)	634	571
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (e)(k)	859	516
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (e)(k)	938	282
Class F, 0.6281% 8/11/18 (e)(k)	1,264	253
Class G, 0.6481% 8/11/18 (e)(k)	1,198	180
Class J, 0.8881% 8/11/18 (e)(k)	266	27
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (e)(k)	68	14
Class AP2, 1.0728% 6/15/20 (e)(k)	112	17
Class F, 0.7528% 6/15/20 (e)(k)	2,172	434
Class LXR2, 1.0728% 6/15/20 (e)(k)	1,481	148
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	11,400	11,559
Series 2006-C29 Class A1, 5.11% 11/15/48	265	269
Series 2007-C30 Class A1, 5.031% 12/15/43	3,093	3,132
Series 2007-C31 Class A1, 5.14% 4/15/47	1,791	1,816
Series 2003-C8 Class XP, 0.3689% 11/15/35 (e)(k)(m)	1,550	7
Series 2003-C9 Class XP, 0.4822% 12/15/35 (e)(k)(m)	1,564	9
Series 2005-C20 Class A3SF, 0.4175% 7/15/42 (k)	6,893	6,564
Series 2006-C23 Class X, 0.0795% 1/15/45 (e)(k)(m)	1,048,735	4,028
Series 2007-C30 Class XP, 0.4317% 12/15/43 (e)(k)(m)	268,654	4,060
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $351,188)		295,025
Certificates of Deposit - 0.4%

BNP Paribas SA yankee 0.84% 2/16/10	7,000	7,016
Lloyds TSB Bank PLC yankee 0.83% 2/12/10	18,500	18,515
TOTAL CERTIFICATES OF DEPOSIT (Cost $25,503)		25,531
Fixed-Income Funds - 0.7%
	Shares
Fidelity Corporate Bond 1-5 Year Central Fund (l) (Cost $43,295)	$ 433,584	44,351
Cash Equivalents - 18.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 210,924	$ 210,923
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (a)	976,885	976,879
TOTAL CASH EQUIVALENTS (Cost $1,187,802)		1,187,802
TOTAL INVESTMENT PORTFOLIO - 116.4% (Cost $7,494,133)		7,371,035
NET OTHER ASSETS - (16.4)%		(1,037,472)
NET ASSETS - 100%		$ 6,333,563
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
381 Eurodollar 90 Day Index Contracts	Sept. 2009	$ 380,683	$ 2,206
382 Eurodollar 90 Day Index Contracts	Dec. 2009	381,561	960
382 Eurodollar 90 Day Index Contracts	March 2010	381,317	854
382 Eurodollar 90 Day Index Contracts	June 2010	380,954	720
112 Eurodollar 90 Day Index Contracts	Sept. 2010	111,577	88
TOTAL EURODOLLAR CONTRACTS			$ 4,828

Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc.
Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (j)

	Oct. 2034	$ 439	$ (330)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)	Sept. 2034	427	(403)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (j)	August 2034	336	(246)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (j)	Oct. 2034	401	(286)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (j)	April 2032	129	(71)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (j)

	March 2034	$ 41	$ (6)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (j)	Feb. 2034	4	(4)
		$ 1,777	$ (1,346)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $511,248,000 or 8.1% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $235,633,000 or 3.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,416,000.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,404,000.

(j) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,254,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 7,819
(o) Non-income producing
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$210,923,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 36,268
Banc of America Securities LLC	18,058
Bank of America, NA	45,146
Deutsche Bank Securities, Inc.	19,864
ING Financial Markets LLC	5,810
J.P. Morgan Securities, Inc.	36,117
Mizuho Securities USA, Inc.	18,058
Morgan Stanley & Co., Inc.	9,029
Societe Generale, New York Branch	22,573
$ 210,923
$976,879,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 976,879

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 1,313
Fidelity Corporate Bond 1-5 Year Central Fund	2,961
Fidelity Ultra-Short Central Fund	2,931
Total	$ 7,205
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 67,969	$ 993	$ 63,926*	$ -	0.0%
Fidelity Corporate Bond 1-5 Year Central Fund	87,771	1,730	44,709	44,351	13.4%
Fidelity Ultra-Short Central Fund	404,096	-	339,889*	-	0.0%
Total	$ 559,836	$ 2,723	$ 448,524	$ 44,351
* Includes the value of shares redeemed through in-kind transactions. See Note 8 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 617,125	$ -	$ 567,958	$ 49,167
Cash Equivalents	1,187,802	-	1,187,802	-
Certificates of Deposit	25,531	-	25,531	-
Collateralized Mortgage Obligations	405,265	-	394,613	10,652
Commercial Mortgage Securities	295,025	-	246,614	48,411
Corporate Bonds	1,484,278	-	1,484,278	-
Fixed-Income Funds	44,351	44,351	-	-
U.S. Government Agency - Mortgage Securities	581,345	-	581,345	-
U.S. Government and Government Agency Obligations	2,730,313	-	2,730,313	-
Total Investments in Securities:	$ 7,371,035	$ 44,351	$ 7,218,454	$ 108,230
Derivative Instruments:
Assets
Futures Contracts	$ 4,828	$ 4,828	$ -	$ -
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Swap Agreements	$ (1,346)	$ -	$ (532)	$ (814)
Total Derivative Instruments:	$ 3,482	$ 4,828	$ (532)	$ (814)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value: (Amounts in thousands)
Investments in Securities: Asset-Backed Securities
Beginning Balance	$ 24,298
Total Realized Gain (Loss)	(7,364)
Total Unrealized Gain (Loss)	7,663
Cost of Purchases	14,711
Proceeds of Sales	(21,335)
Amortization/Accretion	(31,986)
Transfers in/out of Level 3	63,180
Ending Balance	$ 49,167
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (25,644)
Collateralized Mortgage Obligations
Beginning Balance	$ 38
Total Realized Gain (Loss)	79
Total Unrealized Gain (Loss)	(17,071)
Cost of Purchases	4,075
Proceeds of Sales	(1,460)
Amortization/Accretion	73
Transfers in/out of Level 3	24,918
Ending Balance	$ 10,652
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (17,073)
Commercial Mortgage Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	633
Total Unrealized Gain (Loss)	(19,737)
Cost of Purchases	22,427
Proceeds of Sales	(9,439)
Amortization/Accretion	(1,452)
Transfers in/out of Level 3	55,979
Ending Balance	$ 48,411
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (19,741)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (12,767)
Total Unrealized Gain (loss)	11,931
Transfers in/out of Level 3	22
Ending Balance	$ (814)
Realized gain (loss) on Swap Agreements for the period	$ (12,906)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ 350

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 8 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (1,346)
Interest Rate Risk
Futures Contracts (a)	4,828	-
Total Value of Derivatives	$ 4,828	$ (1,346)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $238,844,000 of which $22,435,000, $14,473,000, $2,521,000, $20,065,000 and $179,350,000 will expire on August 31, 2013, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $220,484,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $956,433 and repurchase agreements of $1,187,802) - See accompanying schedule: Unaffiliated issuers (cost $7,450,838)	$ 7,326,684
Fidelity Central Funds (cost $43,295)	44,351
Total Investments (cost $7,494,133)		$ 7,371,035
Cash		1
Receivable for investments sold		321
Receivable for swap agreements		3
Receivable for fund shares sold		10,891
Interest receivable		35,993
Distributions receivable from Fidelity Central Funds		199
Receivable for daily variation on futures contracts		88
Other receivables		64
Total assets		7,418,595

Liabilities
Payable for investments purchased Regular delivery	$ 16,450
Delayed delivery	83,278
Payable for fund shares redeemed	3,952
Distributions payable	726
Unrealized depreciation on swap agreements	1,346
Accrued management fee	1,648
Other affiliated payables	685
Other payables and accrued expenses	68
Collateral on securities loaned, at value	976,879
Total liabilities		1,085,032

Net Assets		$ 6,333,563
Net Assets consist of:
Paid in capital		$ 6,920,011
Undistributed net investment income		10,135
Accumulated undistributed net realized gain (loss) on investments		(476,967)
Net unrealized appreciation (depreciation) on investments		(119,616)
Net Assets		$ 6,333,563

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($6,333,165 ÷ 770,272.0 shares)	$ 8.22

Class F: Net Asset Value, offering price and redemption price per share ($398 ÷ 48.4 shares)	$ 8.22

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Interest		$ 206,217
Income from Fidelity Central Funds		7,205
Total income		213,422

Expenses
Management fee	$ 18,575
Transfer agent fees	5,813
Fund wide operations fee	1,754
Independent trustees' compensation	21
Interest	33
Miscellaneous	27
Total expenses before reductions	26,223
Expense reductions	(39)	26,184
Net investment income		187,238
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(98,345)
Fidelity Central Funds	(173,529)
Futures contracts	14,746
Swap agreements	(18,561)
Total net realized gain (loss)		(275,689)
Change in net unrealized appreciation (depreciation) on: Investment securities	193,773
Futures contracts	(4,084)
Swap agreements	15,783
Total change in net unrealized appreciation (depreciation)		205,472
Net gain (loss)		(70,217)
Net increase (decrease) in net assets resulting from operations		$ 117,021

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 187,238	$ 309,683
Net realized gain (loss)	(275,689)	(156,867)
Change in net unrealized appreciation (depreciation)	205,472	(132,329)
Net increase (decrease) in net assets resulting from operations	117,021	20,487
Distributions to shareholders from net investment income	(182,933)	(306,499)
Share transactions - net increase (decrease)	(295,010)	(360,773)
Total increase (decrease) in net assets	(360,922)	(646,785)

Net Assets
Beginning of period	6,694,485	7,341,270
End of period (including undistributed net investment income of $10,135 and undistributed net investment income of $5,401, respectively)	$ 6,333,563	$ 6,694,485

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Term Bond

Years ended August 31,

2009

2008

2007

2006 G

2006 I

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 8.66	$ 8.86	$ 8.82	$ 8.92	$ 8.99
Income from Investment Operations
Net investment incomeD	.260	.376	.421	.133	.344	.243
Net realized and unrealized gain (loss)	(.097)	(.355)	(.208)	.037	(.107)	(.067)
Total from investment operations	.163	.021	.213	.170	.237	.176
Distributions from net investment income	(.253)	(.371)	(.413)	(.130)	(.337)	(.246)
Net asset value, end of period	$ 8.22	$ 8.31	$ 8.66	$ 8.86	$ 8.82	$ 8.92
Total Return B,C	2.07%	.23%	2.41%	1.95%	2.70%	1.98%
Ratios to Average Net Assets E,H
Expenses before reductions	.45%	.45%	.45%	.45% A	.46%	.56%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A	.46%	.56%
Expenses net of all reductions	.45%	.45%	.45%	.44% A	.46%	.56%
Net investment income	3.22%	4.42%	4.77%	4.48% A	3.88%	2.71%
Supplemental Data
Net assets, end of period (in millions)	$ 6,333	$ 6,694	$ 7,341	$ 6,345	$ 5,865	$ 4,879
Portfolio turnover rate F	264% J	71%	82% J	55% A	62%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended April 30.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.10
Income from Investment Operations
Net investment income D	.042
Net realized and unrealized gain (loss)	.121 G
Total from investment operations	.163
Distributions from net investment income	(.043)
Net asset value, end of period	$ 8.22
Total Return B,C	2.01%
Ratios to Average Net Assets E,I
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 398
Portfolio turnover rate F	264% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares and the existing class was designated Short-Term Bond on June 26, 2009. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-5 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment- grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or

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3. Significant Accounting Policies - continued

Security Valuation - continued

reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 110,870,112
Unrealized depreciation	(243,629,570)
Net unrealized appreciation (depreciation)	$ (132,759,458)
Undistributed ordinary income	$ 5,706,107
Capital loss carryforward	$ (238,843,964)

Cost for federal income tax purposes	$ 7,503,794,242

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 182,932,593	$ 306,498,719

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $1,776,769 representing .03% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(1,346,092). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $1,403,936. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $372,833 in addition to the collateral to settle these swaps.

Typically the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the

Annual Report

Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (18,561,496)	$ 15,782,854
Interest Rate Risk
Futures Contracts	14,746,445	(4,084,549)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (3,815,051)	$ 11,698,305

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $14,746,445 for futures contracts and $(18,561,496) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(4,084,549) for futures contracts and $15,782,854 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $1,142,137,155 and $1,608,128,191, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Other Affiliated Transactions.

During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$203,371,987	3,252,583
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$27,796,075	357,520

(a) Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

Annual Report

Notes to Financial Statements - continued

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27,022 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

10. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $2,172,987.

11. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29,599. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Short-Term Bond	$ 8,990

Annual Report

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009 A	2008
From net investment income
Short-Term Bond	$ 182,930,708	$ 306,498,719
Class F	1,885	-
Total	$ 182,932,593	$ 306,498,719

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009 A	2008	2009 A	2008
Short-Term Bond
Shares sold	229,979,818	168,510,452	$ 1,853,482,993	$ 1,437,933,850
Reinvestment of distributions	21,600,190	34,126,300	174,104,229	290,156,667
Shares redeemed	(286,971,458)	(244,923,178)	(2,322,990,140)	(2,088,864,182)
Net increase (decrease)	(35,391,450)	(42,286,426)	$ (295,402,918)	$ (360,773,665)
Class F
Shares sold	48,250	-	$ 391,545	$ -
Reinvestment of distributions	230	-	1,885	-
Shares redeemed	(32)	-	(260)	-
Net increase (decrease)	48,448	-	$ 393,170	$ -

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

14. Other - continued

At the end of the period, the Fidelity Freedom Funds were the owners of record, in aggregate of approximately 30% of the total outstanding shares of the fund.

Effective after the close of business on September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $44,941,724 in return for 433,584 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

15. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 12.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $108,616,637 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

STP-UANN-1009
1.784728.107

Fidelity®
Short-Term Bond
Fund -
Class F

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Class F A	2.05%	2.02%	3.84%

A The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009 are those of Short Term Bond, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund - Class F on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 1-3 Year Govt/Credit Bond Index performed over the same period. The initial offering of Class F took place on June 26, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. For the year overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Robert Galusza, Lead Portfolio Manager of Fidelity® Short-Term Bond Fund: For the year, the fund's Class F shares underperformed the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index, which returned 5.17%. (For specific class-level results, please see the performance section of this report.) In reviewing performance, we're looking at the aggregate of our direct investments and those we made in Fidelity's fixed-income central funds, predominantly Fidelity Ultra-Short Central Fund. What the fund gained from advantageous sector selection in the second half - when it significantly outpaced the benchmark - wasn't enough to offset its poor showing in the first half. Specifically, an underweighting in government-backed bonds detracted, as they outperformed for the period overall. We also lost ground with out-of-index stakes in securitized products - including asset-backed securities backed by highly rated classes of subprime mortgage securities; commercial mortgage-backed securities; and collateralized mortgage obligations - because they lagged over the one-year stretch. However, holdings in asset-backed securities backed by car loans and credit card receivables aided the fund's results. Security selection among government bonds also helped, as did our decisions to add to holdings in corporates and selectively within mortgages, as these sectors finished ahead of the index. Lastly, in terms of the fund's structure, we significantly reduced our overall stake in central funds by the end of the period - including no longer owning Ultra-Short Central - while still maintaining exposure to many of the same securities via direct holdings.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009) for Short-Term Bond and for the entire period (June 26, 2009 to August 31, 2009) for Class F. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value August 31, 2009	Expenses Paid During Period
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,050.10	$ 2.33 B
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29 C
Class F	.35%
Actual		$ 1,000.00	$ 1,020.10	$ .65 B
Hypothetical A		$ 1,000.00	$ 1,023.44	$ 1.79 C
A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) for Short-Term Bond and multiplied by 67/365 (to reflect the period June 26, 2009 to August 31, 2009) for Class F. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Government and U.S. Government Agency Obligations† 57.8%	U.S. Government and U.S. Government Agency Obligations† 62.2%
AAA 8.9%	AAA 10.1%
AA 5.6%	AA 5.6%
A 10.3%	A 7.9%
BBB 12.3%	BBB 10.9%
BB and Below 1.7%	BB and Below 1.5%
Not Rated 0.6%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 1.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	2.0	2.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	1.6	1.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009*		As of February 28, 2009**
	Corporate Bonds 24.1%		Corporate Bonds 16.7%
	U.S. Government and U.S. Government Agency Obligations† 57.8%		U.S. Government and U.S. Government Agency Obligations† 62.2%
	Asset-Backed Securities 9.7%		Asset-Backed Securities 11.0%
	CMOs and Other Mortgage Related Securities 5.6%		CMOs and Other Mortgage Related Securities 8.6%
	Municipal Bonds 0.0%		Municipal Bonds 0.1%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	6.0%	** Foreign investments	5.0%
* Futures and Swaps	6.2%	** Futures and Swaps	9.8%

† Includes FDIC Guaranteed Corporate Securities.

A holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 5,500	$ 5,767
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	9,146	9,310
Media - 1.3%
AOL Time Warner, Inc. 6.75% 4/15/11	15,000	15,947
Comcast Cable Communications, Inc. 6.75% 1/30/11	22,965	24,422
COX Communications, Inc. 7.125% 10/1/12	18,400	20,399
News America, Inc. 5.3% 12/15/14	9,474	10,156
Time Warner Cable, Inc. 5.4% 7/2/12	12,680	13,526
		84,450
Specialty Retail - 0.1%
Staples, Inc. 7.75% 4/1/11	7,050	7,492
TOTAL CONSUMER DISCRETIONARY		107,019
CONSUMER STAPLES - 0.9%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. 7.2% 1/15/14 (e)	11,100	12,467
Diageo Capital PLC 5.2% 1/30/13	2,405	2,568
Diageo Finance BV 5.5% 4/1/13	8,519	9,196
The Coca-Cola Co. 3.625% 3/15/14	590	610
		24,841
Food Products - 0.3%
Cargill, Inc. 5.2% 1/22/13 (e)	2,175	2,275
Kraft Foods, Inc.:
4.125% 11/12/09	1,380	1,390
5.625% 8/11/10	14,495	14,952
		18,617
Household Products - 0.2%
Procter & Gamble International Funding SCA 1.35% 8/26/11	11,184	11,213
TOTAL CONSUMER STAPLES		54,671
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (e)	8,288	8,043
Duke Capital LLC 7.5% 10/1/09	6,050	6,075
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
4.6% 8/1/12	$ 9,289	$ 9,639
4.625% 10/15/09	14,085	14,109
NGPL PipeCo LLC 6.514% 12/15/12 (e)	6,699	7,249
Petroleum Export Ltd.:
4.623% 6/15/10 (e)	1,283	1,264
4.633% 6/15/10 (e)	771	759
Plains All American Pipeline LP:
4.25% 9/1/12	9,200	9,393
7.75% 10/15/12	1,925	2,128
Ras Laffan Liquid Natural Gas Co. Ltd. III 4.5% 9/30/12 (e)	3,544	3,632
Rockies Express Pipeline LLC 6.25% 7/15/13 (e)	8,777	9,458
Southeast Supply Header LLC 4.85% 8/15/14 (e)	9,401	9,545
Williams Companies, Inc. 6.375% 10/1/10 (e)	11,000	11,257
		92,551
FINANCIALS - 10.8%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.85% 7/19/10	21,335	21,924
Goldman Sachs Group, Inc. 3.625% 8/1/12	21,000	21,428
Janus Capital Group, Inc. 6.125% 9/15/11 (c)	4,828	4,781
Merrill Lynch & Co., Inc. 6.05% 8/15/12	4,605	4,799
Morgan Stanley:
5.05% 1/21/11	6,808	7,031
6% 5/13/14	5,890	6,246
6.75% 4/15/11	8,280	8,806
Northern Trust Corp. 4.625% 5/1/14	1,346	1,429
The Bank of New York, Inc. 4.3% 5/15/14	5,445	5,729
		82,173
Commercial Banks - 3.0%
American Express Bank FSB 0.3244% 4/26/10 (k)	6,977	6,905
Bank of America NA 1.0588% 5/12/10 (k)	12,250	12,159
Bank One Corp. 7.875% 8/1/10	4,708	4,979
Chase Manhattan Corp. 7.875% 6/15/10	10,588	11,125
Credit Suisse New York Branch:
3.45% 7/2/12	36,750	37,497
5.5% 5/1/14	5,549	5,964
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (e)(k)	783	697
HSBC Holdings PLC 0.7775% 10/6/16 (k)	770	713
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (e)(k)	$ 485	$ 395
National Australia Bank Ltd. 8.6% 5/19/10	6,800	7,145
PNC Funding Corp. 5.4% 6/10/14	8,490	9,078
Rabobank Nederland NV 2.65% 8/17/12 (e)	39,550	39,857
Santander Issuances SA Unipersonal 0.9688% 6/20/16 (e)(k)	2,191	2,016
Sovereign Bank 2.1931% 8/1/13 (k)	1,101	1,047
US Bancorp 4.2% 5/15/14	8,510	8,863
Wachovia Corp. 0.6394% 10/15/11 (k)	6,946	6,770
Wells Fargo & Co.:
3.98% 10/29/10	27,960	28,584
5.25% 10/23/12	3,290	3,495
		187,289
Consumer Finance - 2.0%
Capital One Financial Corp.:
0.93% 9/10/09 (k)	6,977	6,976
5.7% 9/15/11	3,618	3,733
7.375% 5/23/14	13,000	14,181
General Electric Capital Corp.:
3.5% 8/13/12	60,000	60,164
5.9% 5/13/14	7,870	8,411
Household Finance Corp. 4.125% 11/16/09	2,225	2,238
HSBC Finance Corp. 5.9% 6/19/12	6,125	6,458
Nelnet, Inc. 7.4% 9/29/36 (k)	15,075	10,125
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (e)	10,620	10,530
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (e)	3,158	3,121
		125,937
Diversified Financial Services - 2.5%
Bank of America Corp.:
4.375% 12/1/10	3,724	3,803
5.375% 8/15/11	8,270	8,624
7.4% 1/15/11	485	512
7.8% 2/15/10	2,593	2,659
BP Capital Markets PLC:
1.55% 8/11/11	6,260	6,271
1.6144% 3/17/11 (k)	4,976	5,030
3.125% 3/10/12	13,400	13,827
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
0.5194% 5/18/11 (k)	$ 5,200	$ 4,976
5.125% 2/14/11	6,500	6,574
5.3% 10/17/12	31,009	31,325
6.5% 8/19/13	7,379	7,577
Iberbond 2004 PLC 4.826% 12/24/17 (n)	8,060	7,254
JPMorgan Chase & Co. 4.891% 9/1/15 (k)	13,105	11,831
Kreditanstalt fuer Wiederaufbau 4.75% 5/15/12	13,190	14,241
MassMutual Global Funding II Mtn 144A 3.625% 7/16/12 (e)	4,300	4,327
New York Life Global Fund 5.25% 10/16/12 (e)	10,930	11,629
OAO Industry & Construction Bank 6.2% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank)	1,425	1,347
Pricoa Global Funding I 5.45% 6/11/14 (e)	5,730	5,887
USAA Capital Corp. 3.5% 7/17/14 (e)	9,044	9,003
		156,697
Insurance - 0.5%
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.3475% 6/30/12 (e)(k)	8,708	8,379
Metropolitan Life Global Funding I:
1.3575% 6/25/10 (e)(k)	11,430	11,363
5.125% 6/10/14 (e)	5,093	5,307
5.75% 7/25/11 (e)	6,550	6,740
		31,789
Real Estate Investment Trusts - 0.9%
Arden Realty LP 8.5% 11/15/10	7,855	8,353
AvalonBay Communities, Inc. 5.5% 1/15/12	1,020	1,059
Brandywine Operating Partnership LP 5.625% 12/15/10	13,110	13,064
Developers Diversified Realty Corp. 5% 5/3/10	4,910	4,771
Duke Realty LP:
5.25% 1/15/10	3,215	3,224
5.625% 8/15/11	4,580	4,626
6.95% 3/15/11	3,815	3,880
Federal Realty Investment Trust 8.75% 12/1/09	3,785	3,832
Simon Property Group LP:
4.6% 6/15/10	8,660	8,831
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
5.3% 5/30/13	$ 7,250	$ 7,371
5.375% 6/1/11	1,125	1,157
		60,168
Thrifts & Mortgage Finance - 0.6%
Bank of America Corp. 7.375% 5/15/14	10,608	11,631
Countrywide Financial Corp. 5.8% 6/7/12	12,373	12,838
Countrywide Home Loans, Inc. 4% 3/22/11	5,244	5,295
Independence Community Bank Corp.:
2.4169% 4/1/14 (k)	4,000	3,534
2.6688% 6/20/13 (k)	5,937	5,402
		38,700
TOTAL FINANCIALS		682,753
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.2%
Express Scripts, Inc. 5.25% 6/15/12	5,415	5,744
UnitedHealth Group, Inc. 5.125% 11/15/10	8,357	8,599
		14,343
Pharmaceuticals - 0.3%
Pfizer, Inc. 4.45% 3/15/12	9,534	10,099
Roche Holdings, Inc. 4.5% 3/1/12 (e)	7,200	7,630
		17,729
TOTAL HEALTH CARE		32,072
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (e)	14,430	14,673
4.95% 6/1/14 (e)	7,300	7,552
		22,225
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	172	165
Continental Airlines, Inc. 7.056% 3/15/11	4,110	4,089
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	8,415	8,205
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	$ 141	$ 140
6.201% 3/1/10	117	115
6.602% 9/1/13	289	284
7.186% 10/1/12	1,861	1,838
		14,836
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (k)	1,798	1,766
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co. 5.625% 1/15/12	16,805	16,984
Industrial Conglomerates - 0.4%
Covidien International Finance SA:
5.15% 10/15/10	14,600	15,201
5.45% 10/15/12	2,924	3,187
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (e)	5,030	5,217
		23,605
TOTAL INDUSTRIALS		79,416
INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 4.25% 2/24/12	8,100	8,541
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.8794% 6/15/10 (k)	2,088	2,011
Software - 0.3%
Oracle Corp. 3.75% 7/8/14	15,500	16,013
TOTAL INFORMATION TECHNOLOGY		26,565
MATERIALS - 0.6%
Chemicals - 0.4%
Dow Chemical Co. 4.85% 8/15/12	21,438	21,958
Metals & Mining - 0.2%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12	3,598	3,781
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (e)	$ 3,300	$ 3,605
Rio Tinto Finance (USA) Ltd. 8.95% 5/1/14	6,662	7,764
		15,150
TOTAL MATERIALS		37,108
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.8%
AT&T Broadband Corp. 8.375% 3/15/13	3,140	3,629
AT&T, Inc.:
4.95% 1/15/13	10,874	11,623
6.7% 11/15/13	2,385	2,701
BellSouth Corp. 4.2% 9/15/09	7,115	7,122
British Telecommunications PLC 9.125% 12/15/10 (c)	5,605	6,039
Deutsche Telekom International Financial BV 5.375% 3/23/11	20,000	20,972
France Telecom SA 4.375% 7/8/14	7,631	7,975
SBC Communications, Inc.:
5.875% 2/1/12	4,923	5,309
6.25% 3/15/11	2,241	2,385
Telecom Italia Capital SA:
4% 1/15/10	20,900	21,053
6.175% 6/18/14	16,200	17,545
Telefonica Emisiones SAU 5.984% 6/20/11	26,426	28,139
Telefonos de Mexico SA de CV 4.75% 1/27/10	9,510	9,605
Verizon Global Funding Corp. 7.25% 12/1/10	11,370	12,110
Verizon New England, Inc. 6.5% 9/15/11	7,775	8,375
Verizon New York, Inc. 6.875% 4/1/12	13,328	14,521
		179,103
Wireless Telecommunication Services - 0.6%
Verizon Wireless Capital LLC:
3.75% 5/20/11 (e)	16,939	17,491
5.25% 2/1/12 (e)	5,544	5,929
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5.5% 6/15/11	$ 9,440	$ 10,019
7.75% 2/15/10	4,810	4,956
		38,395
TOTAL TELECOMMUNICATION SERVICES		217,498
UTILITIES - 2.4%
Electric Utilities - 1.4%
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,579
EDP Finance BV 5.375% 11/2/12 (e)	6,575	7,027
Entergy Corp. 7.75% 12/15/09 (e)	12,000	12,005
Exelon Corp. 4.45% 6/15/10	14,150	14,476
FirstEnergy Corp. 6.45% 11/15/11	2,928	3,199
FirstEnergy Solutions Corp. 4.8% 2/15/15 (e)	1,720	1,758
Pacific Gas & Electric Co. 1.5975% 6/10/10 (k)	9,750	9,807
Pepco Holdings, Inc. 4% 5/15/10	6,010	6,073
Progress Energy, Inc.:
6.05% 3/15/14	3,658	4,007
7.1% 3/1/11	9,628	10,240
Southern Co.:
1.125% 8/20/10 (k)	12,070	12,147
4.15% 5/15/14	1,976	2,032
		88,350
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.:
6.125% 9/1/09	21,680	21,680
7% 4/1/12	8,213	8,815
		30,495
Multi-Utilities - 0.5%
Dominion Resources, Inc.:
1.6644% 6/17/10 (k)	8,180	8,236
6.3% 9/30/66 (k)	8,805	6,428
DTE Energy Co. 7.05% 6/1/11	8,462	8,991
KeySpan Corp. 7.625% 11/15/10	4,040	4,267
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp. 7.875% 11/15/10	$ 3,925	$ 4,128
NSTAR 8% 2/15/10	3,625	3,730
		35,780
TOTAL UTILITIES		154,625
TOTAL NONCONVERTIBLE BONDS (Cost $1,453,060)		1,484,278
U.S. Government and Government Agency Obligations - 43.1%

U.S. Government Agency Obligations - 15.2%
Fannie Mae:
1.375% 4/28/11 (d)	67,520	68,019
1.75% 3/23/11	130,225	131,914
2% 1/9/12 (d)	98,740	100,025
2.5% 5/15/14	3,673	3,653
2.75% 4/11/11	64,530	66,526
2.75% 3/13/14	5,210	5,269
3% 7/12/10	105,000	107,278
3.25% 8/12/10 (d)	87,021	89,273
Federal Home Loan Bank:
1.625% 7/27/11	59,710	60,239
1.75% 8/22/12	60,990	60,843
1.875% 6/20/12	33,370	33,518
Freddie Mac:
1.625% 4/26/11 (h)	69,729	70,543
2.125% 3/23/12 (d)	54,176	54,968
2.5% 4/23/14	5,880	5,862
2.75% 4/11/11	100,000	103,018
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		960,948
U.S. Treasury Obligations - 24.2%
U.S. Treasury Notes:
1% 8/31/11 (g)	625,783	625,949
1.125% 6/30/11 (d)	436,563	438,507
1.75% 11/15/11 (i)	35,943	36,434
1.75% 8/15/12	97,664	98,435
1.875% 6/15/12 (d)	211,468	214,227
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 8/31/11	$ 72,927	$ 78,169
4.875% 7/31/11	39,084	42,011
TOTAL U.S. TREASURY OBLIGATIONS		1,533,732
Other Government Related - 3.7%
American Express Bank FSB 3.15% 12/9/11 (FDIC Guaranteed) (f)	6,100	6,339
Bank of America Corp.:
0.7913% 4/30/12 (FDIC Guaranteed) (f)(k)	5,500	5,548
2.1% 4/30/12 (FDIC Guaranteed) (f)	10,006	10,113
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (f)	18,300	18,405
1.625% 3/30/11 (FDIC Guaranteed) (f)	11,210	11,329
1.875% 6/4/12 (FDIC Guaranteed) (f)	11,830	11,869
Citigroup Funding, Inc.:
1.375% 5/5/11 (FDIC Guaranteed) (f)	11,380	11,441
2.25% 12/10/12 (FDIC Guaranteed) (f)	16,520	16,685
Citigroup, Inc. 2.875% 12/9/11 (FDIC Guaranteed) (f)	3,850	3,973
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (f)	20,330	20,607
2.625% 12/28/12 (FDIC Guaranteed) (f)	17,600	18,002
3% 12/9/11 (FDIC Guaranteed) (f)	6,417	6,640
Goldman Sachs Group, Inc.:
0.7144% 11/9/11 (FDIC Guaranteed) (f)(k)	22,120	22,303
1.7% 3/15/11 (FDIC Guaranteed) (f)	10,665	10,814
HSBC Usa, Inc. 3.125% 12/16/11 (FDIC Guaranteed) (f)	4,610	4,787
JPMorgan Chase & Co.:
1.65% 2/23/11 (FDIC Guaranteed) (f)	17,840	18,057
3.125% 12/1/11 (FDIC Guaranteed) (f)	5,870	6,095
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (f)	12,180	12,680
Wells Fargo & Co. 3% 12/9/11 (FDIC Guaranteed) (f)	19,250	19,946
TOTAL OTHER GOVERNMENT RELATED		235,633
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,708,352)		2,730,313
U.S. Government Agency - Mortgage Securities - 9.2%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 7.7%
3.206% 4/1/36 (k)	$ 2,680	$ 2,737
3.281% 10/1/33 (k)	144	146
3.283% 3/1/35 (k)	207	212
3.321% 9/1/34 (k)	531	546
3.334% 4/1/36 (k)	1,297	1,324
3.44% 8/1/33 (k)	4,765	4,916
3.499% 10/1/33 (k)	3,896	3,964
3.572% 2/1/33 (k)	359	365
3.6% 10/1/33 (k)	350	355
3.613% 5/1/35 (k)	4,485	4,573
3.615% 5/1/33 (k)	68	71
3.631% 7/1/33 (k)	5,705	5,905
3.668% 7/1/35 (k)	140	142
3.697% 7/1/35 (k)	1,245	1,285
3.828% 7/1/35 (k)	3,475	3,564
3.928% 2/1/39 (k)	18,736	19,215
4.046% 3/1/35 (k)	69	70
4.209% 11/1/36 (k)	5,479	5,674
4.25% 7/1/34 (k)	168	173
4.253% 3/1/37 (k)	8,537	8,837
4.275% 6/1/36 (k)	566	587
4.285% 12/1/33 (k)	2,643	2,727
4.29% 3/1/33 (k)	159	164
4.299% 3/1/33 (k)	189	195
4.323% 8/1/35 (k)	736	756
4.344% 3/1/34 (k)	339	350
4.408% 3/1/35 (k)	5,403	5,556
4.425% 3/1/35 (k)	578	596
4.44% 2/1/35 (k)	4,647	4,797
4.456% 10/1/35 (k)	1,058	1,085
4.489% 10/1/35 (k)	18,432	19,002
4.491% 4/1/35 (k)	14,161	14,621
4.5% 12/1/18 to 4/1/20	63,699	66,902
4.528% 12/1/34 (k)	2,847	2,912
4.534% 10/1/33 (k)	465	476
4.556% 6/1/33 (k)	894	927
4.59% 8/1/35 (k)	2,968	3,070
4.597% 7/1/35 (k)	1,832	1,900
4.621% 4/1/35 (k)	4,883	5,009
4.643% 7/1/35 (k)	1,376	1,426
4.666% 11/1/36 (k)	3,021	3,138
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.669% 11/1/34 (k)	$ 2,703	$ 2,770
4.717% 11/1/35 (k)	6,302	6,582
4.744% 2/1/34 (k)	120	124
4.785% 2/1/36 (k)	8,759	9,112
4.807% 1/1/35 (k)	5,534	5,665
4.821% 2/1/36 (k)	1,487	1,536
4.895% 2/1/36 (k)	20,925	21,634
4.922% 7/1/35 (k)	6,007	6,220
4.925% 7/1/35 (k)	30,364	31,267
4.996% 4/1/35 (k)	7,696	7,933
5% 3/1/18 to 1/1/21	56,980	60,269
5.087% 9/1/36 (k)	12,812	13,390
5.129% 9/1/35 (k)	34,351	35,660
5.185% 3/1/35 (k)	223	228
5.301% 12/1/34 (k)	490	501
5.327% 10/1/35 (k)	1,341	1,392
5.376% 11/1/35 (k)	2,382	2,469
5.458% 4/1/36 (k)	22,073	23,171
5.5% 12/1/13 to 1/1/20	30,735	32,766
6.5% 11/1/11 to 3/1/35	19,945	21,311
7% 10/1/12 to 11/1/18	1,864	1,993
7.5% 6/1/12 to 11/1/31	122	129
11.5% 11/1/15	26	27
TOTAL FANNIE MAE		486,419
Freddie Mac - 1.4%
3.156% 2/1/34 (k)	385	393
3.478% 3/1/35 (k)	1,082	1,112
3.665% 4/1/35 (k)	5,923	6,115
3.74% 12/1/35 (k)	3,390	3,467
3.862% 1/1/35 (k)	238	244
4.035% 6/1/35 (k)	545	566
4.448% 1/1/35 (k)	444	460
4.488% 4/1/35 (k)	17,441	17,887
4.5% 5/1/35 (k)	2,602	2,681
4.82% 11/1/35 (k)	2,481	2,563
4.917% 9/1/35 (k)	3,251	3,374
5% 4/1/20	22,288	23,558
5.113% 8/1/36 (k)	1,965	2,046
5.12% 1/1/36 (k)	2,064	2,123
5.298% 6/1/35 (k)	1,486	1,536
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.31% 3/1/33 (k)	$ 64	$ 66
5.332% 6/1/37 (k)	3,598	3,740
5.376% 8/1/34 (k)	1,206	1,243
5.379% 1/1/34 (k)	3,095	3,202
5.567% 5/1/36 (k)	7,256	7,576
5.57% 1/1/36 (k)	5,404	5,665
5.669% 10/1/35 (k)	949	1,004
8.5% 5/1/27 to 7/1/28	351	392
12% 11/1/19	22	25
TOTAL FREDDIE MAC		91,038
Government National Mortgage Association - 0.1%
7% 11/15/27 to 8/15/32	3,565	3,888
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $568,176)		581,345
Asset-Backed Securities - 9.7%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	2,511	1,632
Series 2005-1 Class M1, 0.7356% 4/25/35 (k)	1,226	651
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.0156% 7/25/36 (k)	561	1
Class M8, 1.1156% 7/25/36 (k)	25	0*
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7656% 2/25/34 (k)	167	152
Class M2, 1.3656% 2/25/34 (k)	115	46
Series 2005-HE2 Class M2, 0.7156% 4/25/35 (k)	177	153
Series 2005-SD1 Class A1, 0.6656% 11/25/50 (k)	17	16
Series 2006-HE2:
Class M3, 0.6056% 5/25/36 (k)	244	4
Class M4, 0.6656% 5/25/36 (k)	73	1
Series 2006-OP1:
Class M1, 0.5456% 4/25/36 (k)	8,000	547
Class M4, 0.6356% 4/25/36 (k)	115	3
Class M5, 0.6556% 4/25/36 (k)	109	2
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.7525% 10/20/14 (k)	352	11
Series 2007-A4 Class A4, 0.3025% 4/22/13 (k)	1,619	1,554
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (e)(k)	$ 439	$ 438
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class D, 5.04% 5/6/11	8,754	8,671
Series 2005-DA Class A4, 5.02% 11/6/12	7,364	7,436
Series 2006-1:
Class B1, 5.2% 3/6/11	21	21
Class D, 5.49% 4/6/12	4,635	4,319
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	4,109	4,178
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R11 Class M1, 0.9256% 11/25/34 (k)	7,506	3,474
Series 2004-R2 Class M3, 0.8156% 4/25/34 (k)	105	44
Series 2005-R2 Class M1, 0.7156% 4/25/35 (k)	1,390	985
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6556% 3/1/34 (k)	378	97
Series 2004-W7:
Class M1, 0.8156% 5/25/34 (k)	227	109
Class M2, 0.8656% 5/25/34 (k)	324	228
Series 2006-W4 Class A2C, 0.4256% 5/25/36 (k)	1,045	318
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.0456% 10/25/36 (k)	750	12
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE6 Class A2, 0.6256% 6/25/34 (k)	281	143
Series 2006-HE2 Class M1, 0.6356% 3/25/36 (k)	63	2
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(e)(k)	2,749	0*
Bank America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (e)	6,600	6,672
1.7% 12/15/11 (e)	2,900	2,914
Bank of America Credit Card Master Trust:
Series 2006-HE7 Class B4, 0.3528% 3/15/12 (k)	2,311	2,306
Series 2008-A9 Class A9, 4.07% 7/16/12	25,000	25,347
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 0.9156% 9/25/34 (k)	3,423	1,362
Series 2005-3 Class A1, 0.7156% 9/25/35 (k)	62	46
BMW Floorplan Master Owner Trust Series 2006-1A Class B, 0.3628% 9/17/11 (e)(k)	89	89
BMW Vehicle Lease Trust Series 2009-1:
Class A2, 2.04% 4/15/11	7,950	7,986
Class A3, 2.91% 3/15/12	5,900	6,008
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	$ 11,908	$ 10,479
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.6175% 12/26/24 (k)	1,546	1,444
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (k)	289	263
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	1,982	1,990
Series 2006-2:
Class B, 5.07% 12/15/11	531	538
Class C, 5.31% 6/15/12	391	381
Series 2007-1:
Class B, 5.15% 9/17/12	5,755	5,038
Class C, 5.38% 11/15/12	139	112
Series 2007-SN1 Class D, 6.05% 1/17/12	4,053	3,749
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	4,390	4,595
Capital One Auto Finance Trust:
Series 2005-BSS Class D, 4.8% 9/15/12	4,873	4,877
Series 2006-C:
Class A3A, 5.07% 7/15/11	7	7
Class A3B, 0.2828% 7/15/11 (k)	51	51
Series 2007-B Class A3A, 5.03% 4/15/12	179	181
Capital One Multi-Asset Execution Trust:
Series 2007-A6 Class A6, 0.3428% 5/15/13 (k)	4,516	4,483
Series 2007-B5 Class B5, 5.4% 5/15/13	17,910	18,170
Series 2007-C3 Class C3, 0.5628% 4/15/13 (e)(k)	1,958	1,883
Series 2009-A2 Class A2, 3.2% 4/15/14	20,000	20,362
Capital One Prime Auto Receivables Trust Series 2007-1 Class B1, 5.76% 12/15/13	5,590	5,496
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7225% 7/20/39 (e)(k)	308	62
Class B, 1.0225% 7/20/39 (e)(k)	178	21
Class C, 1.3725% 7/20/39 (e)(k)	229	18
Carmax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	5,185	4,822
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5656% 7/25/36 (k)	768	27
Series 2006-NC2 Class M7, 1.1156% 6/25/36 (k)	287	5
Series 2006-NC4 Class M1, 0.5656% 10/25/36 (k)	53	2
Series 2006-RFC1 Class M9, 2.1356% 5/25/36 (k)	125	3
Series 2007-RFC1 Class A3, 0.4056% 12/25/36 (k)	1,214	319
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4525% 5/20/17 (e)(k)	$ 149	$ 120
Series 2005-1A Class A1, 4.67% 5/20/17 (e)	167	131
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	2,464	2,420
Chase Issuance Trust:
Series 2004-3 Class C, 0.7428% 6/15/12 (k)	13,382	13,324
Series 2008-9 Class A, 4.26% 5/15/13	3,500	3,656
Series 2009-A3 Class A3, 2.4% 6/17/13	19,250	19,494
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	176	157
Citibank Credit Card Issuance Trust:
Series 2007-B2 Class B2, 5% 4/2/12	23,445	23,650
Series 2007-B6 Class B6, 5% 11/8/12	17,265	16,574
Series 2009-A3 Class A3, 2.7% 6/24/13	15,120	15,341
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5356% 5/25/37 (k)	515	16
CNH Equipment Trust Series 2005-B Class B, 4.57% 7/16/12	3,195	3,085
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3856% 1/25/37 (k)	2	2
Series 2007-11 Class 2A1, 0.3256% 6/25/47 (k)	38	36
Series 2007-4 Class A1A, 0.3856% 9/25/37 (k)	225	211
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (e)	222	0*
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.5156% 7/25/34 (k)	419	101
Series 2004-3:
Class M1, 0.7656% 6/25/34 (k)	514	282
Class M4, 1.2356% 4/25/34 (k)	108	55
Series 2004-4 Class M2, 0.7956% 6/25/34 (k)	396	254
Series 2005-3 Class MV1, 0.6856% 8/25/35 (k)	1,376	1,251
Series 2005-AB1 Class A2, 0.4756% 8/25/35 (k)	243	223
CPS Auto Receivables Trust:
Series 2006-D Class A3, 5.157% 5/15/11 (e)	13	13
Series 2007-B Class A3, 5.47% 11/15/11 (e)	88	88
Series 2007-C Class A3, 5.43% 5/15/12 (e)	4,136	4,134
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	1,771	1,573
Discover Card Master Trust I Series 2007-1 Class B, 0.3728% 8/15/12 (k)	1,958	1,922
Diversified REIT Trust Series 2000-1A Class E, 6.971% 3/8/10 (e)	4,135	2,977
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.5172% 5/28/35 (k)	$ 634	$ 377
Class AB3, 0.6603% 5/28/35 (k)	273	152
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4406% 8/25/34 (k)	196	39
Series 2006-2 Class M1, 0.5756% 7/25/36 (k)	6,145	93
Series 2006-3 Class 2A3, 0.4256% 11/25/36 (k)	3,407	1,035
First Franklin Mortgage Loan Trust:
Series 2005-FF9 Class A3, 0.5456% 10/25/35 (k)	3,265	2,738
Series 2006-FF12 Class A2, 0.3056% 9/25/36 (k)	163	159
Series 2006-FF5 Class 2A2, 0.3756% 4/25/36 (k)	779	752
Ford Credit Auto Owner Trust:
Series 2006-B Class C, 5.68% 6/15/12	9,900	9,533
Series 2006-C:
Class B, 5.3% 6/15/12	91	92
Class C, 5.47% 9/15/12	6,400	6,036
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,628
Class C, 5.8% 2/15/13	4,100	3,738
Series 2009-B:
Class A2, 2.4604% 11/15/11	2,500	2,487
Class A3, 3.0891% 8/15/13	3,650	3,539
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.8228% 6/15/13 (k)	520	338
Franklin Auto Trust:
Series 2006-1:
Class B, 5.14% 7/21/14	17	14
Class C, 5.41% 7/21/14	153	77
Series 2007-1:
Class A4, 5.03% 2/16/15	8,105	8,339
Class C, 5.43% 2/16/15	9,937	4,729
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9406% 2/25/34 (k)	516	233
Class M2, 1.0156% 2/25/34 (k)	883	685
Series 2004-D:
Class M4, 1.2156% 11/25/34 (k)	410	23
Class M5, 1.2656% 11/25/34 (k)	262	7
Series 2005-A:
Class M3, 0.7556% 1/25/35 (k)	639	149
Class M4, 0.9456% 1/25/35 (k)	245	45
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust: - continued
Series 2006-A:
Class M1, 0.5656% 5/25/36 (k)	$ 10,000	$ 215
Class M4, 0.6656% 5/25/36 (k)	128	1
Series 2006-D Class M1, 0.4956% 11/25/36 (k)	77	1
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (e)(k)	1,714	1,282
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (e)	3,781	3,025
GE Business Loan Trust:
Series 2003-1 Class A, 0.7028% 4/15/31 (e)(k)	232	156
Series 2005-2 Class IO, 0.4096% 9/15/17 (e)(k)(m)	253,249	245
Series 2006-2A:
Class A, 0.4528% 11/15/34 (e)(k)	270	162
Class B, 0.5528% 11/15/34 (e)(k)	97	28
Class C, 0.6528% 11/15/34 (e)(k)	162	36
Class D, 1.0228% 11/15/34 (e)(k)	62	10
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.3828% 9/17/12 (k)	599	581
Class C, 0.5128% 9/17/12 (k)	465	437
Series 2007-1:
Class B, 4.95% 3/15/13	16,195	15,385
Class C, 0.5428% 3/15/13 (k)	3,196	2,928
Series 2007-3 Class B, 5.49% 6/15/13	17,655	16,772
GE Equipment Midticket LLC Series 2006-1 Class B, 0.4228% 9/15/17 (k)	126	102
Goal Capital Funding Trust Series 2007-1 Class C1, 1.0075% 6/25/42 (k)	177	106
Greenpoint Credit LLC Series 2001-1 Class 1A, 0.6125% 4/20/32 (k)	656	647
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	23	20
Class C, 5.74% 12/15/14	49	40
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9156% 6/25/34 (k)	1,604	845
Series 2006-HE6 Class A1, 0.2956% 8/25/36 (k)	6,396	6,140
Series 2006-HE8 Class A2A, 0.3356% 1/25/37 (k)	4,096	3,946
Series 2007-HE1 Class M1, 0.5156% 3/25/47 (k)	658	25
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.6056% 11/25/34 (k)	11	5
Series 2005-MTR1 Class A1, 0.4056% 10/25/35 (k)	322	319
Series 2006-FM1 Class M3, 0.6156% 4/25/36 (k)	290	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3456% 5/25/30 (e)(k)	$ 4,169	$ 625
Series 2006-3:
Class B, 0.6656% 9/25/46 (e)(k)	3,791	569
Class C, 0.8156% 9/25/46 (e)(k)	9,428	943
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.0256% 6/25/32 (k)	33	18
Series 2002-3 Class A5, 1.1456% 2/25/33 (k)	0*	0*
Series 2003-2 Class M1, 1.5856% 8/25/33 (k)	123	60
Series 2003-3:
Class A4, 1.1856% 2/25/33 (k)	2	1
Class M1, 1.5556% 8/25/33 (k)	606	292
Series 2003-5 Class A2, 0.9656% 12/25/33 (k)	205	75
Series 2003-7 Class A2, 1.0256% 3/25/34 (k)	20	8
Series 2004-1 Class M2, 1.9656% 6/25/34 (k)	1,147	653
Series 2004-3 Class M2, 1.9656% 8/25/34 (k)	1,809	1,047
Series 2004-7 Class A3, 0.6556% 1/25/35 (k)	0*	0*
Series 2005-5 Class 2A2, 0.5156% 11/25/35 (k)	183	172
Series 2006-1 Class 2A3, 0.4906% 4/25/36 (k)	1,985	1,826
Series 2006-8 Class 2A1, 0.3156% 3/25/37 (k)	133	123
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 9/15/10	5,500	5,554
Series 2009-3 Class A3, 2.31% 5/15/13	4,800	4,816
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	16,500	17,054
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.4128% 6/15/12 (k)	1,514	1,504
HSBC Home Equity Loan Trust Series 2006-2:
Class M1, 0.5425% 3/20/36 (k)	395	227
Class M2, 0.5625% 3/20/36 (k)	653	317
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4556% 1/25/37 (k)	902	265
Hyundai Auto Receivables Trust:
Series 2006-1:
Class B, 5.29% 11/15/12	275	276
Class C, 5.34% 11/15/12	356	362
Series 2006-B Class C, 5.25% 5/15/13	2,292	2,307
Series 2007-A Class A3A, 5.04% 1/17/12	6,375	6,507
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (e)	1,154	1,143
Class C, 5.61% 12/15/14 (e)	4,157	3,866
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5656% 7/25/36 (k)	49	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust: - continued
Series 2007-CH1:
Class AV4, 0.3956% 11/25/36 (k)	$ 903	$ 406
Class MV1, 0.4956% 11/25/36 (k)	734	75
Series 2007-CH3 Class M1, 0.5656% 3/25/37 (k)	137	5
Keycorp Student Loan Trust:
Series 1999-A Class A2, 1.5575% 12/27/09 (k)	683	542
Series 2006-A:
Class 2A1, 1.2575% 9/27/21 (k)	257	255
Class 2C, 2.3775% 3/27/42 (k)	516	84
Lancer Funding Ltd. Series 2006-1A Class A3, 2.2775% 4/6/46 (e)(k)	1,623	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	422	388
Long Beach Mortgage Loan Trust:
Series 2004-2 Class M2, 1.3456% 6/25/34 (k)	227	174
Series 2006-6 Class 2A3, 0.4156% 7/25/36 (k)	10,340	3,024
Series 2006-8 Class 2A1, 0.3056% 9/25/36 (k)	3	3
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (e)	1,746	1,493
Series 2006-1A:
Class B, 5.827% 4/20/28 (e)	575	345
Class C, 6.125% 4/20/28 (e)	575	317
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5256% 10/25/36 (k)	326	9
Series 2007-HE1 Class M1, 0.5656% 5/25/37 (k)	528	18
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.0156% 7/25/34 (k)	53	23
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	100	95
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9156% 7/25/34 (k)	191	135
Series 2006-FM1 Class A2B, 0.3756% 4/25/37 (k)	1,581	1,150
Series 2006-MLN1 Class A2A, 0.3356% 7/25/37 (k)	18	17
Series 2006-OPT1 Class A1A, 0.5256% 6/25/35 (k)	1,568	770
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.6056% 8/25/34 (k)	367	77
Series 2005-HE2 Class M1, 0.6656% 1/25/35 (k)	297	113
Series 2005-NC1 Class M1, 0.7056% 1/25/35 (k)	269	108
Series 2005-NC2 Class B1, 1.4356% 3/25/35 (k)	280	44
Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (k)	1,063	1,042
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2006-NC4:
Class A2D, 0.5056% 6/25/36 (k)	$ 7,135	$ 1,924
Class M4, 0.6156% 6/25/36 (k)	216	1
Series 2007-HE2 Class M1, 0.5156% 1/25/37 (k)	63	1
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9456% 8/25/32 (k)	23	5
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (k)	410	335
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 0.3156% 11/25/36 (k)	258	243
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (e)(k)(m)	8,942	805
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (m)	7,044	1,409
Series 2005-2 Class AIO, 7.73% 3/25/12 (m)	4,760	198
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (m)	4,275	118
Series 2006-1 Class AIO, 5.5% 4/25/11 (m)	13,962	908
Series 2006-2 Class AIO, 6% 8/25/11 (m)	3,755	357
Series 2006-3:
Class A1, 0.2956% 9/25/19 (k)	471	465
Class AIO, 7.1% 1/25/12 (m)	26,229	3,650
Series 2006-4:
Class A1, 0.2956% 3/25/25 (k)	519	498
Class AIO, 6.35% 2/27/12 (m)	4,953	650
Class D, 1.3656% 5/25/32 (k)	398	10
Series 2007-1 Class AIO, 7.27% 4/25/12 (m)	380	63
Series 2007-2 Class AIO, 6.7% 7/25/12 (m)	323	52
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	2,446	2,452
New Century Home Equity Loan Trust Series 2005-D Class M2, 0.7356% 2/25/36 (k)	327	20
Nissan Auto Lease Trust Series 2009-A:
Class A2, 2.01% 4/15/11	3,540	3,555
Class A3, 2.92% 12/15/11	4,400	4,478
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3856% 3/25/36 (k)	327	313
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.2538% 10/30/45 (k)	5,502	4,402
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3356% 1/25/37 (k)	5	4
Ocala Funding LLC:
Series 2005-1A Class A, 1.7725% 3/20/10 (e)(k)	381	149
Series 2006-1A Class A, 1.6725% 3/20/11 (e)(k)	792	293
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (k)	$ 12	$ 11
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (k)	15	14
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5156% 9/25/34 (k)	3,309	871
Class M4, 1.7156% 9/25/34 (k)	460	66
Series 2004-WCW2 Class M3, 0.8156% 7/25/35 (k)	2,460	364
Series 2004-WHQ2 Class A3E, 0.6856% 2/25/35 (k)	695	638
Series 2004-WWF1 Class M4, 1.3656% 1/25/35 (k)	7,490	1,296
Series 2005-WCH1:
Class M2, 0.7856% 1/25/35 (k)	944	621
Class M3, 0.8256% 1/25/35 (k)	322	168
Class M4, 1.0956% 1/25/35 (k)	994	162
Series 2005-WHQ2:
Class M7, 1.5156% 5/25/35 (k)	1,178	21
Class M9, 2.1456% 5/25/35 (k)	398	2
People's Choice Home Loan Securities Trust Series 2005-1 Class M4, 1.1656% 1/25/35 (k)	1,650	170
Providian Master Note Trust Series 2006-C1A Class C1, 0.8228% 3/16/15 (e)(k)	2,746	2,487
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (e)	7,652	5,990
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,013	734
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0656% 4/25/33 (k)	3	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0606% 3/25/35 (k)	1,272	633
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9856% 1/25/36 (k)	23	0*
Series 2006-FR4 Class A2A, 0.3456% 8/25/36 (k)	19	10
Series 2007-NC1 Class A2A, 0.3156% 12/25/36 (k)	12	11
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4225% 3/20/19 (e)(k)	675	559
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 0.8294% 6/15/21 (k)	8,200	6,289
Series 2004-A:
Class B, 1.2094% 6/15/33 (k)	2,087	1,022
Class C, 1.5794% 6/15/33 (k)	5,771	1,154
Series 2004-B Class C, 1.4994% 9/15/33 (k)	8,600	2,924
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.6656% 8/25/34 (k)	$ 121	$ 78
Series 2006-AB2 Class N1, 5.75% 6/25/37 (e)	157	2
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4156% 9/25/34 (k)	57	8
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6256% 2/25/34 (k)	92	49
Series 2007-GEL1 Class A2, 0.4556% 1/25/37 (e)(k)	881	235
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3556% 6/25/37 (k)	74	59
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3728% 1/15/12 (k)	730	718
Class B, 0.5728% 1/15/12 (k)	621	584
Class C, 0.8728% 1/15/12 (k)	773	634
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (e)	350	298
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3728% 6/15/12 (k)	2,098	2,025
Class B, 0.4928% 6/15/12 (k)	101	93
Class C, 0.7728% 6/15/12 (k)	61	43
Series 2007-2 Class A, 0.9228% 10/15/12 (k)	8,386	7,998
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1256% 9/25/34 (k)	386	132
Series 2003-6HE Class A1, 0.7356% 11/25/33 (k)	25	9
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 1.1375% 4/6/42 (e)(k)	261	13
Triad Auto Receivables Owner Trust Series 2007-A Class A3, 5.28% 2/13/12	422	425
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.4228% 10/17/11 (k)	2,496	2,402
Class C, 0.6228% 10/17/11 (k)	2,337	2,190
Series 2007-1 Class C, 0.6428% 6/15/12 (k)	2,471	1,853
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 1% 7/15/11	4,430	4,487
Class A3, 3.41% 4/16/12	11,200	11,479
Wachovia Auto Loan Owner Trust:
Series 2006-1:
Class A4, 5.08% 4/20/12 (e)	234	239
Class D, 5.42% 4/21/14 (e)	18,700	15,918
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Auto Loan Owner Trust: - continued
Series 2006-2A:
Class A3, 5.23% 8/22/11 (e)	$ 1,364	$ 1,368
Class B, 5.29% 6/20/12 (e)	98	101
Class D, 5.54% 12/20/12 (e)	11,864	10,724
Series 2007-1 Class D, 5.65% 2/20/13	14,015	12,459
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (e)	598	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6456% 10/25/36 (k)	406	7
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.3028% 9/16/13 (e)(k)	3,699	3,698
Series 2006-C2A Class C2, 0.7728% 8/15/15 (e)(k)	5,080	4,474
Series 2007-A4A Class A4, 5.2% 10/15/14 (e)	18,786	19,474
Series 2007-A5A Class A5, 1.0228% 10/15/14 (e)(k)	1,040	1,035
Series 2007-C1 Class C1, 0.6728% 5/15/14 (e)(k)	3,116	3,037
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (e)(o)	5	0*
WFS Financial Owner Trust Series 2005-3 Class C, 4.54% 5/17/13	3,240	3,262
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (e)(k)	5,586	670
TOTAL ASSET-BACKED SECURITIES (Cost $718,889)		617,125
Collateralized Mortgage Obligations - 6.4%

Private Sponsor - 0.9%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (e)(k)	1,718	1,677
Class 2M, 0.64% 2/17/52 (e)(k)	1,168	1,125
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (e)(k)	961	625
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (k)	44	34
Series 2003-L Class 2A1, 5.2191% 1/25/34 (k)	385	329
Series 2004-1 Class 2A2, 4.6617% 10/25/34 (k)	294	247
Series 2004-A Class 2A2, 5.4508% 2/25/34 (k)	91	78
Series 2004-B:
Class 1A1, 4.6868% 3/25/34 (k)	76	59
Class 2A2, 4.5749% 3/25/34 (k)	252	214
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-C Class 1A1, 4.097% 4/25/34 (k)	$ 103	$ 85
Series 2004-D:
Class 1A1, 3.8783% 5/25/34 (k)	71	55
Class 2A2, 3.8898% 5/25/34 (k)	613	518
Series 2004-G Class 2A7, 4.2585% 8/25/34 (k)	522	445
Series 2004-H Class 2A1, 4.469% 9/25/34 (k)	494	407
Series 2005-H Class 1A1, 4.6982% 9/25/35 (k)	761	595
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5456% 1/25/35 (k)	2,698	2,093
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4243% 10/12/41 (e)(k)(m)	1,160	15
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.6656% 5/25/33 (k)	32	32
Series 2006-OC5N Class N, 7.25% 7/25/37 (e)	2,020	0*
Countrywide Home Loans, Inc. Series 2005-HYB3 Class 2A6B, 4.3939% 6/20/35 (k)	66	27
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7456% 6/25/35 (k)	993	70
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR7 Class 6A2, 1.0256% 8/25/34 (k)	23	12
Series 2004-AR8 Class 8A2, 1.0256% 9/25/34 (k)	162	108
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (k)	41	34
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4256% 3/25/37 (k)	2,313	830
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3688% 9/19/36 (k)	281	258
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (k)	36	18
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (e)(k)	2,075	1,650
Class C2, 0.98% 10/18/54 (e)(k)	696	452
Class M2, 0.76% 10/18/54 (e)(k)	1,193	818
Series 2007-1A Class C2, 1.06% 10/18/54 (e)(k)	4,177	3,595
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (e)(k)	1,751	1,226
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (e)(k)	$ 2,097	$ 1,678
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.8225% 12/20/54 (k)	49	7
Series 2006-1A Class C2, 0.8725% 12/20/54 (e)(k)	4,170	626
Series 2006-2:
Class C1, 0.7425% 12/20/54 (k)	15,090	1,811
Class M2, 0.5025% 12/20/54 (k)	3,000	540
Series 2006-3 Class C2, 0.7725% 12/20/54 (k)	6,611	793
Series 2006-4:
Class B1, 0.3625% 12/20/54 (k)	13,366	4,678
Class C1, 0.6525% 12/20/54 (k)	8,172	1,226
Class M1, 0.4425% 12/20/54 (k)	3,521	634
Series 2007-1:
Class 1C1, 0.5725% 12/20/54 (k)	1,340	161
Class 1M1, 0.4225% 12/20/54 (k)	881	159
Class 2C1, 0.7025% 12/20/54 (k)	610	73
Class 2M1, 0.5225% 12/20/54 (k)	1,132	204
Series 2007-2 Class 2C1, 0.7028% 12/17/54 (k)	1,568	235
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.96% 1/20/44 (k)	2,644	333
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8216% 4/25/35 (k)	48	33
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.5088% 5/19/35 (k)	279	147
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (e)(k)	443	413
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.0056% 3/25/35 (k)	157	52
Series 2004-9:
Class M2, 1.2406% 1/25/35 (k)	501	163
Class M3, 1.3156% 1/25/35 (k)	371	110
Class M4, 1.8406% 1/25/35 (k)	189	33
Series 2005-1 Class M4, 1.0156% 4/25/35 (k)	17	2
Series 2005-3 Class A1, 0.5056% 8/25/35 (k)	392	183
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6544% 9/26/45 (e)(k)	1,314	613
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5356% 2/25/35 (k)	253	142
Series 2007-3 Class 22A2, 0.4756% 5/25/47 (k)	960	330
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	$ 828	$ 611
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4956% 10/25/36 (k)	131	2
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4356% 2/25/37 (k)	1,246	551
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4428% 6/15/22 (e)(k)	151	85
Class C, 0.4628% 6/15/22 (e)(k)	926	389
Class D, 0.4728% 6/15/22 (e)(k)	356	100
Class E, 0.4828% 6/15/22 (e)(k)	570	125
Class F, 0.5128% 6/15/22 (e)(k)	984	197
Class G, 0.5828% 6/15/22 (e)(k)	214	34
Class H, 0.6028% 6/15/22 (e)(k)	428	60
Class J, 0.6428% 6/15/22 (e)(k)	499	60
Merrill Lynch Mortgage Investors Trust floater:
Series 2005-B Class A2, 1.4% 7/25/30 (k)	1,512	1,087
Series 2006-MLN1 Class M4, 0.6256% 7/25/37 (k)	703	3
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5556% 7/25/35 (k)	1,982	1,329
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5656% 3/25/37 (k)	1,778	79
Permanent Financing No. 8 PLC floater Class 3C, 1.17% 6/10/42 (k)	1,429	1,126
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (k)	4,397	3,297
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.6256% 7/10/35 (e)(k)	1,139	581
Class B6, 3.1256% 7/10/35 (e)(k)	134	62
Series 2004-A:
Class B4, 1.4756% 2/10/36 (e)(k)	511	205
Class B5, 1.9756% 2/10/36 (e)(k)	341	128
Series 2004-B:
Class B4, 1.3756% 2/10/36 (e)(k)	286	92
Class B5, 1.8256% 2/10/36 (e)(k)	215	62
Class B6, 2.2756% 2/10/36 (e)(k)	76	19
Series 2004-C:
Class B4, 1.2256% 9/10/36 (e)(k)	382	126
Class B5, 1.6256% 9/10/36 (e)(k)	427	123
Class B6, 2.0256% 9/10/36 (e)(k)	87	20
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	$ 276	$ 244
Series 2004-SL3 Class A1, 7% 8/25/16	32	28
Series 2005-AR5 Class 1A1, 4.3273% 9/19/35 (k)	1,428	902
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7156% 6/25/33 (e)(k)	235	166
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.3656% 2/25/36 (e)(k)	27	27
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (e)	1,466	0*
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (k)	31	21
Series 2004-7 Class A3B, 1.535% 7/20/34 (k)	20	12
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.0656% 9/25/36 (k)	222	4
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 0.4656% 6/25/35 (k)	607	350
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6656% 9/25/33 (e)(k)	56	27
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (k)	2,204	1,047
Thornburg Mortgage Securities Trust floater Series 2006-4 Class A2B, 0.3856% 7/25/36 (k)	7,194	6,812
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 4.89% 8/15/41 (e)(k)	5,903	4,880
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3456% 9/25/46 (k)	41	40
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.954% 9/25/34 (k)	180	153
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	909	788
Series 2005-AR3 Class 2A1, 3.768% 3/25/35 (k)	1,107	924
TOTAL PRIVATE SPONSOR		60,088
U.S. Government Agency - 5.5%
Fannie Mae:
planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	2,447	2,539
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,341
Series 2006-64 Class PA, 5.5% 2/25/30	13,624	14,091
Series 2008-29 Class CA, 4.5% 9/25/35	21,418	22,218
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2005-67 Class HD, 5.5% 12/25/30	$ 11,138	$ 11,644
Series 2006-4 Class PB, 6% 9/25/35	13,885	14,835
Series 2006-49 Class CA, 6% 2/25/31	17,481	18,163
Series 2006-54 Class PE, 6% 2/25/33	6,310	6,671
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	3,113	3,329
Series 2002-56 Class MC, 5.5% 9/25/17	2,035	2,174
Series 2003-123 Class AB, 4% 10/25/16	8,028	8,255
Series 2003-76 Class BA, 4.5% 3/25/18	8,679	9,061
Series 2004-3 Class BA, 4% 7/25/17	5,893	6,082
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	1,449	1,552
Series 2508 Class UL, 5% 12/15/16	1,778	1,834
Freddie Mac Multi-class participation certificates sequential payer Series 3555:
Class CM, 4% 12/15/14	52,381	54,100
Class KH, 4% 12/15/14	51,803	53,383
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	4,255	4,529
Series 2394 Class KD, 6% 12/15/16	2,504	2,663
Series 2417 Class EH, 6% 2/15/17	1,380	1,471
Series 2535 Class PC, 6% 9/15/32	4,531	4,793
Series 2617 Class TH, 4.5% 5/15/15	3,472	3,534
Series 2656 Class BW, 4.5% 4/15/28	4,545	4,630
Series 2690 Class PD, 5% 2/15/27	7,224	7,409
Series 2702 Class AB, 4.5% 7/15/27	12,633	12,972
Series 2755 Class LC, 4% 6/15/27	6,509	6,623
Series 2901 Class UM, 4.5% 1/15/30	12,178	12,618
sequential payer:
Series 2609 Class UJ, 6% 2/15/17	2,897	3,060
Series 2635 Class DG, 4.5% 1/15/18	9,922	10,327
Series 2780 Class A, 4% 12/15/14	6,560	6,658
Series 2786 Class GA, 4% 8/15/17	4,012	4,148
Series 2809 Class UA, 4% 12/15/14	389	389
Series 2867 Class EA, 4.5% 11/15/18	3,335	3,439
Series 2895 Class EJ, 4% 8/15/17	7,317	7,552
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2970 Class YA, 5% 9/15/18	$ 3,349	$ 3,478
Series 3077 Class GA, 4.5% 8/15/19	6,342	6,612
TOTAL U.S. GOVERNMENT AGENCY		345,177
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $437,868)		405,265
Commercial Mortgage Securities - 4.7%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9822% 2/3/11 (e)(k)(m)	79,987	1,075
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.556% 2/14/43 (k)(m)	20,334	715
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A1, 5.363% 7/10/46 (k)	102	104
Series 2006-5 Class A1, 5.185% 9/10/47	2,275	2,314
Series 2007-2 Class A1, 5.421% 4/10/49	72	74
Series 2007-3 Class A1, 5.6581% 6/10/49 (k)	6,689	6,781
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A2, 3.52% 11/10/38	5	5
Series 2006-1 Class A1, 5.219% 9/10/45 (k)	245	248
Series 2002-2 Class XP, 2.0377% 7/11/43 (e)(k)(m)	31,533	188
Series 2003-2 Class XP, 0.4553% 3/11/41 (e)(k)(m)	5,033	17
Series 2004-6 Class XP, 0.4453% 12/10/42 (k)(m)	34,418	349
Series 2005-4 Class XP, 0.1661% 7/10/45 (k)(m)	57,379	276
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7428% 3/15/22 (e)(k)	415	207
Class G, 0.8028% 3/15/22 (e)(k)	269	121
Series 2006-BIX1:
Class F, 0.5828% 10/15/19 (e)(k)	1,104	552
Class G, 0.6028% 10/15/19 (e)(k)	767	345
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1156% 12/25/33 (e)(k)	65	33
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class A, 0.6256% 4/25/34 (e)(k)	$ 2,970	$ 2,109
Class B, 2.1656% 4/25/34 (e)(k)	316	126
Class M1, 0.8256% 4/25/34 (e)(k)	269	159
Class M2, 1.4656% 4/25/34 (e)(k)	235	118
Series 2004-2:
Class A, 0.6956% 8/25/34 (e)(k)	2,160	1,512
Class M1, 0.8456% 8/25/34 (e)(k)	721	360
Series 2004-3:
Class A1, 0.6356% 1/25/35 (e)(k)	3,772	2,452
Class A2, 0.6856% 1/25/35 (e)(k)	535	332
Class M1, 0.7656% 1/25/35 (e)(k)	266	135
Class M2, 1.2656% 1/25/35 (e)(k)	151	66
Series 2005-2A:
Class A1, 0.5756% 8/25/35 (e)(k)	1,050	686
Class M1, 0.6956% 8/25/35 (e)(k)	73	30
Class M2, 0.7456% 8/25/35 (e)(k)	120	45
Class M3, 0.7656% 8/25/35 (e)(k)	66	23
Class M4, 0.8756% 8/25/35 (e)(k)	61	20
Series 2005-3A:
Class A1, 0.5856% 11/25/35 (e)(k)	540	364
Class A2, 0.6656% 11/25/35 (e)(k)	376	225
Class M1, 0.7056% 11/25/35 (e)(k)	64	26
Class M2, 0.7556% 11/25/35 (e)(k)	81	32
Class M3, 0.7756% 11/25/35 (e)(k)	73	26
Class M4, 0.8656% 11/25/35 (e)(k)	90	32
Series 2005-4A:
Class A2, 0.6556% 1/25/36 (e)(k)	5,179	3,107
Class B1, 1.6656% 1/25/36 (e)(k)	406	110
Class M1, 0.7156% 1/25/36 (e)(k)	1,653	777
Class M2, 0.7356% 1/25/36 (e)(k)	538	237
Class M3, 0.7656% 1/25/36 (e)(k)	712	292
Class M4, 0.8756% 1/25/36 (e)(k)	395	146
Class M5, 0.9156% 1/25/36 (e)(k)	395	130
Class M6, 0.9656% 1/25/36 (e)(k)	401	116
Series 2006-1:
Class A2, 0.6256% 4/25/36 (e)(k)	1,695	972
Class M1, 0.6456% 4/25/36 (e)(k)	527	213
Class M2, 0.6656% 4/25/36 (e)(k)	558	212
Class M3, 0.6856% 4/25/36 (e)(k)	479	173
Class M4, 0.7856% 4/25/36 (e)(k)	272	94
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M5, 0.8256% 4/25/36 (e)(k)	$ 262	$ 86
Class M6, 0.9056% 4/25/36 (e)(k)	571	177
Series 2006-2A:
Class A1, 0.4956% 7/25/36 (e)(k)	1,908	1,281
Class A2, 0.5456% 7/25/36 (e)(k)	1,414	821
Class B1, 1.1356% 7/25/36 (e)(k)	511	148
Class B3, 2.9656% 7/25/36 (e)(k)	843	212
Class M1, 0.5756% 7/25/36 (e)(k)	1,483	602
Class M2, 0.5956% 7/25/36 (e)(k)	1,044	398
Class M3, 0.6156% 7/25/36 (e)(k)	826	299
Class M4, 0.6856% 7/25/36 (e)(k)	554	191
Class M5, 0.7356% 7/25/36 (e)(k)	683	224
Class M6, 0.8056% 7/25/36 (e)(k)	1,073	331
Series 2006-3A:
Class B1, 1.0656% 10/25/36 (e)(k)	113	17
Class B2, 1.6156% 10/25/36 (e)(k)	82	10
Class B3, 2.8656% 10/25/36 (e)(k)	133	17
Class M4, 0.6956% 10/25/36 (e)(k)	125	29
Class M5, 0.7456% 10/25/36 (e)(k)	150	30
Class M6, 0.8256% 10/25/36 (e)(k)	293	53
Series 2006-4A:
Class A1, 0.4956% 12/25/36 (e)(k)	578	388
Class A2, 0.5356% 12/25/36 (e)(k)	2,621	1,219
Class B1, 0.9656% 12/25/36 (e)(k)	90	20
Class B2, 1.5156% 12/25/36 (e)(k)	93	18
Class B3, 2.7156% 12/25/36 (e)(k)	157	28
Class M1, 0.5556% 12/25/36 (e)(k)	188	63
Class M2, 0.5756% 12/25/36 (e)(k)	126	39
Class M3, 0.6056% 12/25/36 (e)(k)	128	38
Class M4, 0.6656% 12/25/36 (e)(k)	153	43
Class M5, 0.7056% 12/25/36 (e)(k)	140	37
Class M6, 0.7856% 12/25/36 (e)(k)	126	30
Series 2007-1:
Class A2, 0.5356% 3/25/37 (e)(k)	2,692	1,319
Class B1, 0.9356% 3/25/37 (e)(k)	864	156
Class B2, 1.4156% 3/25/37 (e)(k)	623	93
Class B3, 3.6156% 3/25/37 (e)(k)	1,768	212
Class M1, 0.5356% 3/25/37 (e)(k)	731	278
Class M2, 0.5556% 3/25/37 (e)(k)	550	176
Class M3, 0.5856% 3/25/37 (e)(k)	488	146
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M4, 0.6356% 3/25/37 (e)(k)	$ 375	$ 101
Class M5, 0.6856% 3/25/37 (e)(k)	612	147
Class M6, 0.7656% 3/25/37 (e)(k)	855	184
Series 2007-2A:
Class A1, 0.5356% 7/25/37 (e)(k)	443	257
Class A2, 0.5856% 7/25/37 (e)(k)	415	195
Class B1, 1.8656% 7/25/37 (e)(k)	129	19
Class B2, 2.5156% 7/25/37 (e)(k)	112	15
Class B3, 3.6156% 7/25/37 (e)(k)	126	16
Class M1, 0.6356% 7/25/37 (e)(k)	147	52
Class M2, 0.6756% 7/25/37 (e)(k)	82	25
Class M3, 0.7556% 7/25/37 (e)(k)	83	21
Class M4, 0.9156% 7/25/37 (e)(k)	161	32
Class M5, 1.0156% 7/25/37 (e)(k)	142	26
Class M6, 1.2656% 7/25/37 (e)(k)	180	27
Series 2007-3:
Class A2, 0.5556% 7/25/37 (e)(k)	672	332
Class B1, 1.2156% 7/25/37 (e)(k)	586	116
Class B2, 1.8656% 7/25/37 (e)(k)	1,511	257
Class B3, 4.2656% 7/25/37 (e)(k)	780	115
Class M1, 0.5756% 7/25/37 (e)(k)	506	190
Class M2, 0.6056% 7/25/37 (e)(k)	543	189
Class M3, 0.6356% 7/25/37 (e)(k)	882	289
Class M4, 0.7656% 7/25/37 (e)(k)	1,383	403
Class M5, 0.8656% 7/25/37 (e)(k)	701	172
Class M6, 1.0656% 7/25/37 (e)(k)	534	124
Series 2007-4A:
Class A2, 0.8156% 9/25/37 (e)(k)	4,941	2,718
Class B1, 2.8156% 9/25/37 (e)(k)	835	109
Class B2, 3.7156% 9/25/37 (e)(k)	3,110	373
Class M1, 1.2156% 9/25/37 (e)(k)	779	195
Class M2, 1.3156% 9/25/37 (e)(k)	779	164
Class M4, 1.8656% 9/25/37 (e)(k)	2,047	348
Class M5, 2.0156% 9/25/37 (e)(k)	2,047	307
Class M6, 2.2156% 9/25/37 (e)(k)	2,047	276
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(m)	22,291	346
Series 2006-2A Class IO, 1.7976% 7/25/36 (c)(e)(m)	56,968	3,407
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.7128% 3/15/19 (e)(k)	$ 542	$ 260
Class H, 0.9228% 3/15/19 (e)(k)	365	157
Class J, 1.1228% 3/15/19 (e)(k)	274	104
Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (e)(k)	303	151
Class E, 0.5728% 3/15/22 (e)(k)	1,576	730
Class F, 0.6228% 3/15/22 (e)(k)	967	413
Class G, 0.6728% 3/15/22 (e)(k)	248	97
Class H, 0.8228% 3/15/22 (e)(k)	303	109
Class J, 0.9728% 3/15/22 (e)(k)	303	85
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,684
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)	85	86
Series 2007-PW17 Class A1, 5.282% 6/11/50	6,771	6,828
Series 2002-TOP8 Class X2, 2.0832% 8/15/38 (e)(k)(m)	35,994	740
Series 2003-PWR2 Class X2, 0.4648% 5/11/39 (e)(k)(m)	73,485	598
Series 2004-PWR6 Class X2, 0.6187% 11/11/41 (e)(k)(m)	24,558	396
Series 2005-PWR9 Class X2, 0.3883% 9/11/42 (e)(k)(m)	163,436	1,628
Series 2006-PW13 Class A1, 5.294% 9/11/41	8,409	8,579
Series 2007-PW15 Class A1, 5.016% 2/11/44	58	58
Series 2007-T28 Class A1, 5.422% 9/11/42	3,380	3,437
C-BASS Trust floater Series 2006-SC1 Class A, 0.5356% 5/25/36 (e)(k)	6,441	3,332
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 2.3511% 5/15/35 (e)(k)(m)	140,596	5,207
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A1, 5.974% 2/12/16 (e)(k)	1,167	1,174
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.6028% 11/15/36 (e)(k)	323	90
Class H, 0.6428% 11/15/36 (e)(k)	258	65
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (e)	824	827
Series 2004-C2 Class XP, 0.8556% 10/15/41 (e)(k)(m)	26,683	488
Series 2007-C6 Class A1, 5.622% 12/10/49 (k)	195	199
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A1, 5.302% 1/15/46	$ 4,150	$ 4,205
Series 2006-CD3 Class X3, 0.4233% 10/15/48 (k)(m)	304,068	4,424
Cobalt CMBS Commercial Mortgage Trust sequential payer:
Series 2006-C1 Class A1, 5.043% 8/15/48	73	73
Series 2007-C2:
Class A1, 5.064% 4/15/47 (k)	3,178	3,223
Class A2, 5.334% 4/15/47	12,642	12,307
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5828% 4/15/17 (e)(k)	640	336
Class E, 0.6428% 4/15/17 (e)(k)	204	98
Class F, 0.6828% 4/15/17 (e)(k)	116	52
Class G, 0.8228% 4/15/17 (e)(k)	116	49
Class H, 0.8928% 4/15/17 (e)(k)	116	47
Class J, 1.1228% 4/15/17 (e)(k)	89	35
Series 2005-FL11:
Class F, 0.7228% 11/15/17 (e)(k)	259	125
Class G, 0.7728% 11/15/17 (e)(k)	179	83
sequential payer Series 2006-C8 Class A1, 5.11% 12/10/46	25	25
Series 2004-LBN2 Class X2, 0.8704% 3/10/39 (e)(k)(m)	11,014	123
Series 2005-LP5 Class XP, 0.3391% 5/10/43 (k)(m)	51,043	271
Series 2006-C8 Class XP, 0.4956% 12/10/46 (k)(m)	5,639	86
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	680	683
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A1, 5.297% 12/15/39	188	191
Series 2007-C3 Class A1, 5.664% 6/15/39 (k)	42	43
Series 2006-C5 Class ASP, 0.6636% 12/15/39 (k)(m)	241,717	5,119
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2002-CP5 Class A1, 4.106% 12/15/35	3,822	3,884
Series 1998-C1 Class D, 7.17% 5/17/40	3,905	4,034
Series 1999-C1 Class E, 8.1143% 9/15/41 (k)	6,370	6,347
Series 2001-CK6 Class AX, 0.9618% 9/15/18 (k)(m)	110,209	1,764
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2003-C3 Class ASP, 1.6921% 5/15/38 (e)(k)(m)	$ 69,983	$ 895
Series 2003-C4 Class ASP, 0.4415% 8/15/36 (e)(k)(m)	3,224	14
Series 2004-C1 Class ASP, 0.953% 1/15/37 (e)(k)(m)	49,453	661
Series 2005-C1 Class ASP, 0.3041% 2/15/38 (e)(k)(m)	250,377	1,873
Series 2005-C2 Class ASP, 0.5445% 4/15/37 (e)(k)(m)	48,124	579
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.4428% 2/15/22 (e)(k)	1,256	477
0.5428% 2/15/22 (e)(k)	448	135
Class F, 0.5928% 2/15/22 (e)(k)	897	242
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	4,370	4,465
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	6,920	6,238
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	4,950	4,993
Series 2001-1 Class X1, 1.0483% 5/15/33 (e)(k)(m)	72,386	1,015
Series 2004-C1 Class X2, 1.3053% 11/10/38 (e)(k)(m)	3,087	41
Series 2007-C1 Class XP, 0.2088% 12/10/49 (k)(m)	4,112	29
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	8,087	8,267
Series 2003-C3 Class X2, 0.8723% 12/10/38 (e)(k)(m)	3,541	26
Series 2004-C3 Class X2, 0.6224% 12/10/41 (k)(m)	29,078	351
Greenwich Capital Commercial Funding Corp.:
sequential payer:
Series 2007-GG11 Class A1, 5.358% 12/10/49	209	213
Series 2007-GG9 Class A1, 5.233% 3/10/39	53	54
Series 2003-C1 Class XP, 2.2423% 7/5/35 (e)(k)(m)	1,869	28
Series 2003-C2 Class XP, 1.1772% 1/5/36 (e)(k)(m)	75,115	651
Series 2005-GG3 Class XP, 0.9155% 8/10/42 (e)(k)(m)	117,600	1,979
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A Class F, 0.7156% 6/6/20 (e)(k)	$ 562	$ 259
Series 2007-EOP:
Class C, 0.5956% 3/6/20 (e)(k)	4,021	3,056
Class D, 0.6456% 3/6/20 (e)(k)	1,390	1,043
Class E, 0.7156% 3/6/20 (e)(k)	1,905	1,410
Class F, 0.7556% 3/6/20 (e)(k)	967	706
Class G, 0.7956% 3/6/20 (e)(k)	479	345
Class H, 0.9256% 3/6/20 (e)(k)	799	551
Class J, 1.1256% 3/6/20 (e)(k)	1,146	768
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	80	82
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (e)	913	949
Series 2000-HLTA Class D, 7.555% 10/3/15 (e)	4,870	5,198
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2001-C1 Class A2, 5.464% 10/12/35	1,295	1,313
Series 2002-C3 Class X2, 1.1342% 7/12/35 (e)(k)(m)	25,963	73
Series 2003-CB7 Class X2, 0.9262% 1/12/38 (e)(k)(m)	12,184	97
Series 2003-LN1 Class X2, 0.8121% 10/15/37 (e)(k)(m)	88,391	555
Series 2004-C1 Class X2, 1.1524% 1/15/38 (e)(k)(m)	14,745	166
Series 2004-CB8 Class X2, 1.2614% 1/12/39 (e)(k)(m)	18,542	242
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.5028% 11/15/18 (e)(k)	167	72
Class E, 0.5528% 11/15/18 (e)(k)	237	103
Class F, 0.6028% 11/15/18 (e)(k)	356	150
Class G, 0.6328% 11/15/18 (e)(k)	309	133
Class H, 0.7728% 11/15/18 (e)(k)	237	84
sequential payer:
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (k)	4,413	4,489
Series 2008-C2 Class A1, 5.017% 2/12/51	2,090	2,100
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	3,295	3,352
Series 2006-C7 Class A1, 5.279% 11/15/38	1,436	1,464
Series 2007-C1 Class A1, 5.391% 2/15/40 (k)	1,892	1,927
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C2 Class A1, 5.226% 2/15/40	$ 1,841	$ 1,871
Series 2002-C4 Class XCP, 1.3562% 10/15/35 (e)(k)(m)	56,318	24
Series 2002-C7 Class XCP, 1.1607% 1/15/36 (e)(k)(m)	39,014	110
Series 2003-C1 Class XCP, 1.4505% 12/15/36 (e)(k)(m)	18,642	126
Series 2004-C2 Class XCP, 1.2332% 3/15/36 (e)(k)(m)	36,727	536
Series 2004-C4 Class A2, 4.567% 6/15/29 (k)	55	56
Series 2004-C6 Class XCP, 0.7902% 8/15/36 (e)(k)(m)	34,608	369
Series 2006-C1 Class XCP, 0.342% 2/15/41 (k)(m)	226,217	2,151
Series 2006-C6 Class XCP, 0.6633% 9/15/39 (k)(m)	140,280	2,668
Series 2007-C1 Class XCP, 0.4737% 2/15/40 (k)(m)	55,096	792
Series 2007-C2 Class XCP, 0.5136% 2/15/40 (k)(m)	250,856	4,172
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (e)	5,530	5,513
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.6128% 9/15/21 (e)(k)	770	212
Class G, 0.6328% 9/15/21 (e)(k)	1,521	380
Class H, 0.6728% 9/15/21 (e)(k)	392	88
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	92	92
Series 2007-C1 Class A1, 4.533% 6/12/50	176	177
Series 2005-MCP1 Class XP, 0.5308% 6/12/43 (k)(m)	42,369	758
Series 2005-MKB2 Class XP, 0.1639% 9/12/42 (k)(m)	22,106	132
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A1, 5.175% 3/12/51	1,923	1,952
Series 2007-8 Class A1, 4.622% 8/12/49	3,251	3,276
Series 2007-9 Class A2, 5.59% 9/12/49	4,770	4,687
Series 2006-4 Class XP, 0.6228% 12/12/49 (k)(m)	107,789	2,305
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.473% 7/15/19 (e)(k)	554	55
Series 2007-XCLA Class A1, 0.473% 7/17/17 (e)(k)	1,829	1,006
Series 2007-XLCA Class B, 0.7728% 7/17/17 (e)(k)	1,139	57
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.463% 10/15/20 (e)(k)	$ 449	$ 112
Class E, 0.523% 10/15/20 (e)(k)	562	112
Class F, 0.573% 10/15/20 (e)(k)	337	61
Class G, 0.613% 10/15/20 (e)(k)	417	92
Class H, 0.703% 10/15/20 (e)(k)	262	26
Class J, 0.853% 10/15/20 (e)(k)	300	24
Class MHRO, 0.963% 10/15/20 (e)(k)	158	17
Class MJPM, 1.273% 10/15/20 (e)(k)	52	5
Class MSTR, 0.973% 10/15/20 (e)(k)	94	13
Class NHRO, 1.163% 10/15/20 (e)(k)	234	21
Class NSTR, 1.123% 10/15/20 (e)(k)	87	10
sequential payer:
Series 2003-IQ5 Class X2, 0.9799% 4/15/38 (e)(k)(m)	26,809	396
Series 2006-HQ8 Class A1, 5.124% 3/12/44	626	629
Series 2006-T23 Class A1, 5.682% 8/12/41	2,014	2,062
Series 2007-HQ11 Class A1, 5.246% 2/12/44	3,369	3,426
Series 2007-IQ13 Class A1, 5.05% 3/15/44	50	50
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	128	131
Class A2, 5.61% 4/15/49	12,445	12,399
Series 2007-T25 Class A1, 5.391% 11/12/49	77	79
Series 2003-IQ6 Class X2, 0.5812% 12/15/41 (e)(k)(m)	55,055	637
Series 2005-HQ5 Class X2, 0.2111% 1/14/42 (k)(m)	44,327	285
Series 2005-IQ9 Class X2, 1.1689% 7/15/56 (e)(k)(m)	45,290	1,005
Series 2005-TOP17 Class X2, 0.5894% 12/13/41 (k)(m)	32,630	547
Series 2006-HQ10 Class X2, 0.69% 11/12/41 (e)(k)(m)	2,767	37
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (k)	86	88
Series 2007-XLC1:
Class C, 0.8728% 7/17/17 (e)(k)	1,544	77
Class D, 0.9728% 7/17/17 (e)(k)	726	36
Class E, 1.0728% 7/17/17 (e)(k)	590	29
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.5251% 3/12/35 (e)(k)(m)	47,877	901
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust: - continued
Series 2003-TOP9 Class X2, 1.399% 11/13/36 (e)(k)(m)	$ 29,681	$ 568
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (e)(k)	634	571
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4728% 1/15/18 (e)(k)	859	516
Series 2006-WL7A:
Class E, 0.5528% 9/15/21 (e)(k)	938	282
Class F, 0.6281% 8/11/18 (e)(k)	1,264	253
Class G, 0.6481% 8/11/18 (e)(k)	1,198	180
Class J, 0.8881% 8/11/18 (e)(k)	266	27
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (e)(k)	68	14
Class AP2, 1.0728% 6/15/20 (e)(k)	112	17
Class F, 0.7528% 6/15/20 (e)(k)	2,172	434
Class LXR2, 1.0728% 6/15/20 (e)(k)	1,481	148
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	11,400	11,559
Series 2006-C29 Class A1, 5.11% 11/15/48	265	269
Series 2007-C30 Class A1, 5.031% 12/15/43	3,093	3,132
Series 2007-C31 Class A1, 5.14% 4/15/47	1,791	1,816
Series 2003-C8 Class XP, 0.3689% 11/15/35 (e)(k)(m)	1,550	7
Series 2003-C9 Class XP, 0.4822% 12/15/35 (e)(k)(m)	1,564	9
Series 2005-C20 Class A3SF, 0.4175% 7/15/42 (k)	6,893	6,564
Series 2006-C23 Class X, 0.0795% 1/15/45 (e)(k)(m)	1,048,735	4,028
Series 2007-C30 Class XP, 0.4317% 12/15/43 (e)(k)(m)	268,654	4,060
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $351,188)		295,025
Certificates of Deposit - 0.4%

BNP Paribas SA yankee 0.84% 2/16/10	7,000	7,016
Lloyds TSB Bank PLC yankee 0.83% 2/12/10	18,500	18,515
TOTAL CERTIFICATES OF DEPOSIT (Cost $25,503)		25,531
Fixed-Income Funds - 0.7%
	Shares
Fidelity Corporate Bond 1-5 Year Central Fund (l) (Cost $43,295)	$ 433,584	44,351
Cash Equivalents - 18.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 210,924	$ 210,923
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (a)	976,885	976,879
TOTAL CASH EQUIVALENTS (Cost $1,187,802)		1,187,802
TOTAL INVESTMENT PORTFOLIO - 116.4% (Cost $7,494,133)		7,371,035
NET OTHER ASSETS - (16.4)%		(1,037,472)
NET ASSETS - 100%		$ 6,333,563
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
381 Eurodollar 90 Day Index Contracts	Sept. 2009	$ 380,683	$ 2,206
382 Eurodollar 90 Day Index Contracts	Dec. 2009	381,561	960
382 Eurodollar 90 Day Index Contracts	March 2010	381,317	854
382 Eurodollar 90 Day Index Contracts	June 2010	380,954	720
112 Eurodollar 90 Day Index Contracts	Sept. 2010	111,577	88
TOTAL EURODOLLAR CONTRACTS			$ 4,828

Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc.
Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (j)

	Oct. 2034	$ 439	$ (330)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)	Sept. 2034	427	(403)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (j)	August 2034	336	(246)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (j)	Oct. 2034	401	(286)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (j)	April 2032	129	(71)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (j)

	March 2034	$ 41	$ (6)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (j)	Feb. 2034	4	(4)
		$ 1,777	$ (1,346)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $511,248,000 or 8.1% of net assets.

(f) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $235,633,000 or 3.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,416,000.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,404,000.

(j) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,254,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 7,819
(o) Non-income producing
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$210,923,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 36,268
Banc of America Securities LLC	18,058
Bank of America, NA	45,146
Deutsche Bank Securities, Inc.	19,864
ING Financial Markets LLC	5,810
J.P. Morgan Securities, Inc.	36,117
Mizuho Securities USA, Inc.	18,058
Morgan Stanley & Co., Inc.	9,029
Societe Generale, New York Branch	22,573
$ 210,923
$976,879,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 976,879

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 1,313
Fidelity Corporate Bond 1-5 Year Central Fund	2,961
Fidelity Ultra-Short Central Fund	2,931
Total	$ 7,205
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 67,969	$ 993	$ 63,926*	$ -	0.0%
Fidelity Corporate Bond 1-5 Year Central Fund	87,771	1,730	44,709	44,351	13.4%
Fidelity Ultra-Short Central Fund	404,096	-	339,889*	-	0.0%
Total	$ 559,836	$ 2,723	$ 448,524	$ 44,351
* Includes the value of shares redeemed through in-kind transactions. See Note 8 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 617,125	$ -	$ 567,958	$ 49,167
Cash Equivalents	1,187,802	-	1,187,802	-
Certificates of Deposit	25,531	-	25,531	-
Collateralized Mortgage Obligations	405,265	-	394,613	10,652
Commercial Mortgage Securities	295,025	-	246,614	48,411
Corporate Bonds	1,484,278	-	1,484,278	-
Fixed-Income Funds	44,351	44,351	-	-
U.S. Government Agency - Mortgage Securities	581,345	-	581,345	-
U.S. Government and Government Agency Obligations	2,730,313	-	2,730,313	-
Total Investments in Securities:	$ 7,371,035	$ 44,351	$ 7,218,454	$ 108,230
Derivative Instruments:
Assets
Futures Contracts	$ 4,828	$ 4,828	$ -	$ -
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Swap Agreements	$ (1,346)	$ -	$ (532)	$ (814)
Total Derivative Instruments:	$ 3,482	$ 4,828	$ (532)	$ (814)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value: (Amounts in thousands)
Investments in Securities: Asset-Backed Securities
Beginning Balance	$ 24,298
Total Realized Gain (Loss)	(7,364)
Total Unrealized Gain (Loss)	7,663
Cost of Purchases	14,711
Proceeds of Sales	(21,335)
Amortization/Accretion	(31,986)
Transfers in/out of Level 3	63,180
Ending Balance	$ 49,167
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (25,644)
Collateralized Mortgage Obligations
Beginning Balance	$ 38
Total Realized Gain (Loss)	79
Total Unrealized Gain (Loss)	(17,071)
Cost of Purchases	4,075
Proceeds of Sales	(1,460)
Amortization/Accretion	73
Transfers in/out of Level 3	24,918
Ending Balance	$ 10,652
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (17,073)
Commercial Mortgage Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	633
Total Unrealized Gain (Loss)	(19,737)
Cost of Purchases	22,427
Proceeds of Sales	(9,439)
Amortization/Accretion	(1,452)
Transfers in/out of Level 3	55,979
Ending Balance	$ 48,411
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (19,741)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (12,767)
Total Unrealized Gain (loss)	11,931
Transfers in/out of Level 3	22
Ending Balance	$ (814)
Realized gain (loss) on Swap Agreements for the period	$ (12,906)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at August 31, 2009	$ 350

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 8 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swap Agreements (b)	$ -	$ (1,346)
Interest Rate Risk
Futures Contracts (a)	4,828	-
Total Value of Derivatives	$ 4,828	$ (1,346)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $238,844,000 of which $22,435,000, $14,473,000, $2,521,000, $20,065,000 and $179,350,000 will expire on August 31, 2013, 2014, 2015, 2016 and 2017, respectively.

The fund intends to elect to defer to its fiscal year ending August 31, 2010 approximately $220,484,000 of losses recognized during the period November 1, 2008 to August 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $956,433 and repurchase agreements of $1,187,802) - See accompanying schedule: Unaffiliated issuers (cost $7,450,838)	$ 7,326,684
Fidelity Central Funds (cost $43,295)	44,351
Total Investments (cost $7,494,133)		$ 7,371,035
Cash		1
Receivable for investments sold		321
Receivable for swap agreements		3
Receivable for fund shares sold		10,891
Interest receivable		35,993
Distributions receivable from Fidelity Central Funds		199
Receivable for daily variation on futures contracts		88
Other receivables		64
Total assets		7,418,595

Liabilities
Payable for investments purchased Regular delivery	$ 16,450
Delayed delivery	83,278
Payable for fund shares redeemed	3,952
Distributions payable	726
Unrealized depreciation on swap agreements	1,346
Accrued management fee	1,648
Other affiliated payables	685
Other payables and accrued expenses	68
Collateral on securities loaned, at value	976,879
Total liabilities		1,085,032

Net Assets		$ 6,333,563
Net Assets consist of:
Paid in capital		$ 6,920,011
Undistributed net investment income		10,135
Accumulated undistributed net realized gain (loss) on investments		(476,967)
Net unrealized appreciation (depreciation) on investments		(119,616)
Net Assets		$ 6,333,563

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($6,333,165 ÷ 770,272.0 shares)	$ 8.22

Class F: Net Asset Value, offering price and redemption price per share ($398 ÷ 48.4 shares)	$ 8.22

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Interest		$ 206,217
Income from Fidelity Central Funds		7,205
Total income		213,422

Expenses
Management fee	$ 18,575
Transfer agent fees	5,813
Fund wide operations fee	1,754
Independent trustees' compensation	21
Interest	33
Miscellaneous	27
Total expenses before reductions	26,223
Expense reductions	(39)	26,184
Net investment income		187,238
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(98,345)
Fidelity Central Funds	(173,529)
Futures contracts	14,746
Swap agreements	(18,561)
Total net realized gain (loss)		(275,689)
Change in net unrealized appreciation (depreciation) on: Investment securities	193,773
Futures contracts	(4,084)
Swap agreements	15,783
Total change in net unrealized appreciation (depreciation)		205,472
Net gain (loss)		(70,217)
Net increase (decrease) in net assets resulting from operations		$ 117,021

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 187,238	$ 309,683
Net realized gain (loss)	(275,689)	(156,867)
Change in net unrealized appreciation (depreciation)	205,472	(132,329)
Net increase (decrease) in net assets resulting from operations	117,021	20,487
Distributions to shareholders from net investment income	(182,933)	(306,499)
Share transactions - net increase (decrease)	(295,010)	(360,773)
Total increase (decrease) in net assets	(360,922)	(646,785)

Net Assets
Beginning of period	6,694,485	7,341,270
End of period (including undistributed net investment income of $10,135 and undistributed net investment income of $5,401, respectively)	$ 6,333,563	$ 6,694,485

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Term Bond

Years ended August 31,

2009

2008

2007

2006 G

2006 I

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 8.66	$ 8.86	$ 8.82	$ 8.92	$ 8.99
Income from Investment Operations
Net investment incomeD	.260	.376	.421	.133	.344	.243
Net realized and unrealized gain (loss)	(.097)	(.355)	(.208)	.037	(.107)	(.067)
Total from investment operations	.163	.021	.213	.170	.237	.176
Distributions from net investment income	(.253)	(.371)	(.413)	(.130)	(.337)	(.246)
Net asset value, end of period	$ 8.22	$ 8.31	$ 8.66	$ 8.86	$ 8.82	$ 8.92
Total Return B,C	2.07%	.23%	2.41%	1.95%	2.70%	1.98%
Ratios to Average Net Assets E,H
Expenses before reductions	.45%	.45%	.45%	.45% A	.46%	.56%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45% A	.46%	.56%
Expenses net of all reductions	.45%	.45%	.45%	.44% A	.46%	.56%
Net investment income	3.22%	4.42%	4.77%	4.48% A	3.88%	2.71%
Supplemental Data
Net assets, end of period (in millions)	$ 6,333	$ 6,694	$ 7,341	$ 6,345	$ 5,865	$ 4,879
Portfolio turnover rate F	264% J	71%	82% J	55% A	62%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the four month period ended August 31. The Fund changed its fiscal year from April 30 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended April 30.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,

2009 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.10
Income from Investment Operations
Net investment income D	.042
Net realized and unrealized gain (loss)	.121 G
Total from investment operations	.163
Distributions from net investment income	(.043)
Net asset value, end of period	$ 8.22
Total Return B,C	2.01%
Ratios to Average Net Assets E,I
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 398
Portfolio turnover rate F	264% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of Class F shares and the existing class was designated Short-Term Bond on June 26, 2009. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Corporate Bond 1-5 Year Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment- grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 110,870,112
Unrealized depreciation	(243,629,570)
Net unrealized appreciation (depreciation)	$ (132,759,458)
Undistributed ordinary income	$ 5,706,107
Capital loss carryforward	$ (238,843,964)

Cost for federal income tax purposes	$ 7,503,794,242

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 182,932,593	$ 306,498,719

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of

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5. Investments in Derivative Instruments - continued

Futures Contracts - continued

Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

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Notes to Financial Statements - continued

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $1,776,769 representing .03% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(1,346,092). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $1,403,936. If a defined credit event had occurred as of period end, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $372,833 in addition to the collateral to settle these swaps.

Typically the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the

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5. Investments in Derivative Instruments - continued

Swap Agreements - continued

total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (18,561,496)	$ 15,782,854
Interest Rate Risk
Futures Contracts	14,746,445	(4,084,549)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (3,815,051)	$ 11,698,305

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $14,746,445 for futures contracts and $(18,561,496) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(4,084,549) for futures contracts and $15,782,854 for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $1,142,137,155 and $1,608,128,191, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Other Affiliated Transactions.

During the period, certain Fidelity Central Funds in which the Fund was invested were each liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, each Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
01/23/09 (a)	Fidelity Ultra-Short Central Fund	$203,371,987	3,252,583
06/26/09 (b)	Fidelity 1-3 Year Duration Securitized Bond Central Fund	$27,796,075	357,520

(a) Fund recognized a loss as the transaction was considered taxable to the Fund for federal income tax purposes.

(b) Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

Annual Report

9. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27,022 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

10. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $2,172,987.

11. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29,599. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Short-Term Bond	$ 8,990

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Notes to Financial Statements - continued

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2009 A	2008
From net investment income
Short-Term Bond	$ 182,930,708	$ 306,498,719
Class F	1,885	-
Total	$ 182,932,593	$ 306,498,719

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2009 A	2008	2009 A	2008
Short-Term Bond
Shares sold	229,979,818	168,510,452	$ 1,853,482,993	$ 1,437,933,850
Reinvestment of distributions	21,600,190	34,126,300	174,104,229	290,156,667
Shares redeemed	(286,971,458)	(244,923,178)	(2,322,990,140)	(2,088,864,182)
Net increase (decrease)	(35,391,450)	(42,286,426)	$ (295,402,918)	$ (360,773,665)
Class F
Shares sold	48,250	-	$ 391,545	$ -
Reinvestment of distributions	230	-	1,885	-
Shares redeemed	(32)	-	(260)	-
Net increase (decrease)	48,448	-	$ 393,170	$ -

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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14. Other - continued

At the end of the period, the Fidelity Freedom Funds were the owners of record, in aggregate of approximately 30% of the total outstanding shares of the fund.

Effective after the close of business on September 25, 2009, the Fidelity Corporate Bond 1-5 Year Central Fund ("1-5 Year"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors. Under the plan, 1-5 Year distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $44,941,724 in return for 433,584 shares of 1-5 Year. Because 1-5 Year was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

15. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 12.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $108,616,637 of the distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

STP-F-ANN-1009
1.891866.100

Fidelity ®
U.S. Bond Index
Fund

Annual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2009	Past 1 year	Past 5 years	Past 10 years
Fidelity® U.S. Bond Index Fund	7.39%	4.44%	6.05%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® U.S. Bond Index Fund on August 31, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: While the positive returns of taxable bonds were more encouraging than the negative returns posted by major equity indexes for the year ending August 31, 2009, fixed-income securities rode their own wave of volatility. As the credit crisis resulting from a meltdown in the subprime mortgage market deepened in the beginning of the period, bond investors fled from lower-quality debt instruments and flocked to those with backing from the U.S. government. With government interventions around the world beginning to take root in the later months of the period, however, credit conditions improved and signs of stabilization among certain economic indicators emerged, eliciting greater demand for risk. Consequently, bonds further out on the risk spectrum boasted the largest returns. Mortgage-backed securities (MBS) - as gauged by the Barclays Capital U.S. MBS Index - soared 9.80%. Corporate bonds and asset-backed securities (ABS) also benefited from investors' increased risk appetite, with the Barclays Capital U.S. Credit Bond Index and the Barclays Capital U.S. Fixed-Rate ABS Index climbing 9.74% and 9.64%, respectively. Meanwhile, the Barclays Capital U.S. Agency Bond Index rose 7.45% and the Barclays Capital U.S. Treasury Bond Index was up 6.09%. Overall, U.S. investment-grade bonds gained 7.94%, as measured by the Barclays Capital U.S. Aggregate Bond Index.

Comments from Curtis Hollingsworth, Lead Portfolio Manager of Fidelity® U.S. Bond Index Fund: For the year, U.S. Bond Index Fund gained 7.39%, modestly trailing the Barclays Capital U.S. Aggregate Bond Index. Using a method known as "stratefied sampling," we invest in representative securities to construct a portfolio that mirrors the chief characteristics of the index, including maturity, sector allocation, credit quality and other factors. In addition, the fund maintains an overall duration - meaning sensitivity to interest rate changes - that is in line with its benchmark. We expect the fund's investments to approximate the market sector weightings of the Barclays Capital index within a range of plus or minus 10%. Historically, the fund's investments have approximated those sector weightings within a range that generally has been narrower than plus or minus 5%. Within these parameters, we liquidated investments in Fidelity's fixed-income central funds during the period, while still maintaining exposure to many of the same investments via direct holdings. Additionally, we reduced the fund's overweightings in commercial mortgage-backed securities and real estate investment trusts (REITs). Lastly, we liquidated our out-of-index holdings in collateralized mortgage obligations. These steps helped us better achieve our goal of producing fund performance that corresponds more closely with the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Actual	.32%	$ 1,000.00	$ 1,058.00	$ 1.66
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.59	$ 1.63

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of August 31, 2009	As of February 28, 2009
U.S. Government and U.S. Government Agency Obligations†† 74.5%	U.S. Government and U.S. Government Agency Obligations 86.6%
AAA 5.5%	AAA 5.2%
AA 2.8%	AA 2.2%
A 7.7%	A 6.2%
BBB 8.0%	BBB 8.3%
BB and Below 0.4%	BB and Below 0.5%
Not Rated 0.1%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets† (9.2)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2009
6 months ago
Years	5.5	5.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of August 31, 2009
6 months ago
Years	4.0	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2009 *		As of February 28, 2009 **
	Corporate Bonds 20.0%		Corporate Bonds 17.7%
	U.S. Government and U.S. Government Agency Obligations†† 74.5%		U.S. Government and U.S. Government Agency Obligations 86.6%
	Asset-Backed Securities 0.5%		Asset-Backed Securities 0.7%
	CMOs and Other Mortgage Related Securities 3.6%		CMOs and Other Mortgage Related Securities 4.2%
	Municipal Bonds 0.1%		Municipal Bonds 0.0%
	Other Investments 0.3%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets† (9.2)%
* Foreign investments	5.0%	** Foreign investments	3.5%

† Short-Term Investments and Net Other Assets are not included in the pie chart.
†† Includes FDIC Guaranteed Corporate Securities and Federal Financing Bank Supported Student Loan Short-Term Notes.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments August 31, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 5,542	$ 5,811
5.875% 3/15/11	2,058	2,142
		7,953
Diversified Consumer Services - 0.1%
President and Fellows of Harvard College 5.625% 10/1/38	7,700	8,175
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,489
6.3% 3/1/38	7,045	8,098
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,030
5.3% 9/15/19	2,000	2,015
		14,632
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	4,199	4,274
5.875% 1/15/36	14,806	12,381
		16,655
Media - 1.0%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,864	1,982
6.875% 5/1/12	2,418	2,644
7.625% 4/15/31	3,250	3,569
Comcast Cable Communications, Inc. 6.75% 1/30/11	506	538
Comcast Corp.:
4.95% 6/15/16	1,862	1,889
5.5% 3/15/11	378	397
5.7% 5/15/18	2,940	3,105
5.7% 7/1/19	12,000	12,663
5.85% 1/15/10	61	62
6.55% 7/1/39	3,000	3,248
COX Communications, Inc.:
4.625% 1/15/10	2,121	2,145
4.625% 6/1/13	4,425	4,560
6.45% 12/1/36 (d)	1,829	1,876
6.95% 6/1/38 (d)	906	990
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,309
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
4.75% 3/15/10	$ 242	$ 243
5.3% 12/15/14	868	930
5.65% 8/15/20 (d)	1,000	1,029
6.15% 3/1/37	3,955	3,820
6.9% 3/1/19 (d)	2,899	3,266
6.9% 8/15/39 (d)	2,000	2,105
Time Warner Cable, Inc.:
5.4% 7/2/12	2,421	2,582
5.85% 5/1/17	5,801	6,092
6.2% 7/1/13	2,302	2,488
6.75% 7/1/18	1,162	1,284
7.3% 7/1/38	8,000	9,052
8.75% 2/14/19	2,368	2,915
Time Warner, Inc.:
5.875% 11/15/16	2,131	2,227
6.5% 11/15/36	7,160	7,210
Viacom, Inc.:
4.375% 9/15/14	2,000	2,003
5.625% 9/15/19	1,000	1,009
6.125% 10/5/17	5,420	5,729
6.75% 10/5/37	1,865	1,953
Walt Disney Co. 5.5% 3/15/19	2,000	2,156
		101,070
Specialty Retail - 0.1%
Staples, Inc. 9.75% 1/15/14	10,000	11,739
TOTAL CONSUMER DISCRETIONARY		160,224
CONSUMER STAPLES - 1.4%
Beverages - 0.2%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	73	76
Diageo Capital PLC:
5.2% 1/30/13	1,028	1,098
5.75% 10/23/17	5,185	5,653
FBG Finance Ltd. 5.125% 6/15/15 (d)	2,908	2,979
PepsiCo, Inc. 7.9% 11/1/18	11,180	14,100
		23,906
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
0.9675% 6/1/10 (h)	$ 2,275	$ 2,271
6.036% 12/10/28	7,577	7,151
6.302% 6/1/37 (h)	5,809	4,589
Safeway, Inc. 5% 8/15/19	1,000	1,002
Wal-Mart Stores, Inc.:
3.2% 5/15/14	10,000	10,203
6.5% 8/15/37	8,275	9,541
		34,757
Food Products - 0.4%
ConAgra Foods, Inc. 5.875% 4/15/14	4,000	4,385
General Mills, Inc. 5.65% 2/15/19	13,501	14,588
Kellogg Co. 4.45% 5/30/16	2,000	2,093
Kraft Foods, Inc.:
5.625% 11/1/11	3,626	3,910
6% 2/11/13	7,895	8,588
6.125% 2/1/18	5,497	6,016
6.75% 2/19/14	535	607
6.875% 2/1/38	3,250	3,728
		43,915
Household Products - 0.1%
Procter & Gamble Co. 3.15% 9/1/15	4,500	4,514
Procter & Gamble International Funding SCA 1.35% 8/26/11	1,000	1,003
		5,517
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,773	1,884
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	6,065	7,419
Philip Morris International, Inc.:
4.875% 5/16/13	8,937	9,514
5.65% 5/16/18	6,789	7,220
6.375% 5/16/38	1,450	1,648
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 2,899	$ 2,954
7.25% 6/15/37	7,220	6,944
		35,699
TOTAL CONSUMER STAPLES		145,678
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Halliburton Co.:
6.15% 9/15/19	2,000	2,226
7.45% 9/15/39	1,500	1,850
Rowan Companies, Inc. 7.875% 8/1/19	500	527
Transocean Ltd. 5.25% 3/15/13	3,433	3,615
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,782
5.15% 3/15/13	2,255	2,350
7% 3/15/38	5,580	5,770
		18,120
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,323
6.45% 9/15/36	2,675	2,648
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	991
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,456	4,661
5.7% 5/15/17	1,148	1,202
ConocoPhillips:
4.6% 1/15/15	3,000	3,195
4.75% 2/1/14	1,045	1,120
5.75% 2/1/19	2,902	3,178
6.5% 2/1/39	7,529	8,705
Devon Energy Corp. 5.625% 1/15/14	2,321	2,500
Duke Energy Field Services:
6.875% 2/1/11	2,291	2,389
7.875% 8/16/10	1,028	1,076
El Paso Natural Gas Co. 5.95% 4/15/17	926	952
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	1,678	1,805
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enbridge Energy Partners LP:
5.875% 12/15/16	$ 1,789	$ 1,786
6.5% 4/15/18	2,350	2,468
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,861	3,111
Enterprise Products Operating LP:
4.6% 8/1/12	5,000	5,188
4.625% 10/15/09	1,928	1,931
5.6% 10/15/14	1,937	2,049
5.65% 4/1/13	690	733
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,096
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,069
Nexen, Inc.:
5.05% 11/20/13	3,809	3,912
5.2% 3/10/15	900	910
5.875% 3/10/35	3,710	3,263
6.4% 5/15/37	12,035	11,136
Pemex Project Funding Master Trust:
1.25% 12/3/12 (d)(h)	2,040	1,948
1.9294% 6/15/10 (d)(h)	1,233	1,230
Petro-Canada:
6.05% 5/15/18	3,650	3,782
6.8% 5/15/38	8,445	8,938
Petrobras International Finance Co. Ltd. 7.875% 3/15/19	12,228	13,787
Petroleos Mexicanos 8% 5/3/19 (d)	4,396	4,946
Plains All American Pipeline LP:
6.125% 1/15/17	1,795	1,855
6.65% 1/15/37	2,795	2,910
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,027
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	11,777
6.85% 6/1/39	2,000	2,137
TEPPCO Partners LP:
5.9% 4/15/13	3,208	3,451
6.65% 4/15/18	4,513	4,865
7.55% 4/15/38	8,655	10,106
TransCanada PipeLines Ltd. 6.35% 5/15/67 (h)	2,348	1,972
Valero Energy Corp. 6.625% 6/15/37	3,620	3,146
XTO Energy, Inc.:
5% 1/31/15	1,733	1,811
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.: - continued
5.65% 4/1/16	$ 1,189	$ 1,245
5.9% 8/1/12	4,410	4,770
		169,100
TOTAL ENERGY		187,220
FINANCIALS - 8.5%
Capital Markets - 1.7%
Bear Stearns Companies, Inc.:
0.9025% 9/9/09 (h)	1,259	1,259
4.5% 10/28/10	1,816	1,886
5.3% 10/30/15	1,159	1,175
5.85% 7/19/10	3,733	3,836
6.95% 8/10/12	1,338	1,495
BlackRock, Inc. 6.25% 9/15/17	11,603	12,205
Goldman Sachs Group, Inc.:
3.625% 8/1/12	1,500	1,531
5.25% 10/15/13	5,848	6,173
5.45% 11/1/12	3,733	3,979
5.625% 1/15/17	7,000	6,960
6.15% 4/1/18	1,951	2,059
6.6% 1/15/12	1,695	1,835
6.75% 10/1/37	24,510	24,539
6.875% 1/15/11	270	288
7.5% 2/15/19	1,741	2,004
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	12,681
Lazard Group LLC:
6.85% 6/15/17	3,804	3,722
7.125% 5/15/15	1,364	1,370
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	10,924	11,107
6.15% 4/25/13	4,132	4,302
6.4% 8/28/17	3,140	3,094
6.875% 4/25/18	4,925	5,029
Morgan Stanley:
4.75% 4/1/14	4,287	4,256
5.05% 1/21/11	3,016	3,115
5.25% 11/2/12	242	256
5.45% 1/9/17	236	234
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.95% 12/28/17	$ 5,745	$ 5,874
6% 5/13/14	3,000	3,181
6.6% 4/1/12	5,666	6,157
6.625% 4/1/18	5,055	5,401
6.75% 4/15/11	828	881
7.3% 5/13/19	3,000	3,341
Northern Trust Corp.:
4.625% 5/1/14	2,278	2,419
5.5% 8/15/13	2,607	2,844
Scotland International Finance No. 2 BV 7.7% 8/15/10 (d)	968	974
State Street Corp. 4.3% 5/30/14	1,940	2,034
The Bank of New York, Inc.:
4.3% 5/15/14	6,000	6,313
4.95% 11/1/12	3,828	4,143
5.45% 5/15/19	2,000	2,125
UBS AG Stamford Branch:
5.75% 4/25/18	3,500	3,438
5.875% 12/20/17	3,500	3,468
		172,983
Commercial Banks - 2.4%
American Express Bank FSB:
5.5% 4/16/13	4,052	4,205
6% 9/13/17	615	607
Asian Development Bank 2.75% 5/21/14	30,000	30,027
Bank of America NA:
5.3% 3/15/17	3,500	3,220
6% 10/15/36	2,419	2,240
Bank One Corp.:
5.25% 1/30/13	921	973
7.875% 8/1/10	685	724
Barclays Bank PLC:
5.2% 7/10/14	2,000	2,100
6.75% 5/22/19	3,000	3,287
BB&T Capital Trust IV 6.82% 6/12/77 (h)	3,510	2,913
BB&T Corp. 6.5% 8/1/11	1,231	1,288
Chase Manhattan Corp. 7.875% 6/15/10	1,538	1,616
Corporacion Andina de Fomento 8.125% 6/4/19	2,000	2,310
Credit Suisse First Boston 6% 2/15/18	15,651	16,097
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse First Boston New York Branch 5% 5/15/13	$ 9,285	$ 9,857
European Bank for Reconstruction and Development 1.25% 6/10/11	1,500	1,501
European Investment Bank 3.125% 6/4/14	77,000	78,242
Export-Import Bank of Korea:
5.125% 2/14/11	2,892	2,932
5.25% 2/10/14 (d)	559	558
5.5% 10/17/12	2,235	2,311
Fifth Third Bancorp:
4.5% 6/1/18	122	90
8.25% 3/1/38	2,079	1,847
HSBC Holdings PLC 6.5% 9/15/37	10,000	10,342
JPMorgan Chase Bank 6% 10/1/17	2,075	2,187
KeyBank NA:
5.8% 7/1/14	1,109	1,069
7% 2/1/11	1,113	1,133
Korea Development Bank 4.625% 9/16/10	1,816	1,831
National City Bank, Cleveland 4.5% 3/15/10	2,915	2,956
PNC Funding Corp.:
6.7% 6/10/19	2,500	2,738
7.5% 11/1/09	2,007	2,024
Santander Issuances SA Unipersonal 5.805% 6/20/16 (d)(h)	4,165	3,421
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (d)(h)	2,905	2,548
Union Planters Corp. 7.75% 3/1/11	594	576
UnionBanCal Corp. 5.25% 12/16/13	656	610
Wachovia Bank NA:
4.875% 2/1/15	1,394	1,401
6.6% 1/15/38	10,000	10,311
Wachovia Corp.:
5.5% 5/1/13	14,000	14,875
5.625% 10/15/16	3,367	3,358
5.75% 6/15/17	2,905	3,064
Wells Fargo & Co.:
4.2% 1/15/10	2,610	2,636
5.625% 12/11/17	10,972	11,496
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	575	602
		248,123
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.2%
American Express Co.:
7.25% 5/20/14	$ 1,500	$ 1,651
8.15% 3/19/38	8,500	9,816
American Express Credit Corp. 5.875% 5/2/13	577	603
Capital One Bank USA NA 8.8% 7/15/19	2,020	2,164
Capital One Financial Corp.:
0.93% 9/10/09 (h)	3,246	3,245
5.7% 9/15/11	2,000	2,064
7.375% 5/23/14	5,000	5,454
Discover Financial Services:
1.1688% 6/11/10 (h)	3,984	3,882
6.45% 6/12/17	2,263	1,973
10.25% 7/15/19	1,000	1,095
General Electric Capital Corp.:
5.25% 10/19/12	20,000	20,935
5.625% 9/15/17	7,044	7,059
5.625% 5/1/18	15,000	14,936
5.9% 5/13/14	10,000	10,687
6.375% 11/15/67 (h)	9,000	7,268
Household Finance Corp.:
6.375% 10/15/11	1,842	1,935
7% 5/15/12	464	500
HSBC Finance Corp.:
5.25% 1/14/11	1,296	1,328
5.25% 1/15/14	1,044	1,065
MBNA America Bank NA 7.125% 11/15/12 (d)	687	713
MBNA Corp. 7.5% 3/15/12	1,593	1,681
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (d)	4,205	4,169
ORIX Corp. 5.48% 11/22/11	381	376
SLM Corp.:
0.6638% 7/26/10 (h)	11,189	10,237
4.5% 7/26/10	8,438	8,073
		122,909
Diversified Financial Services - 1.7%
Bank of America Corp.:
5.75% 12/1/17	4,835	4,703
7.4% 1/15/11	8,580	9,054
BB&T Corp. 3.85% 7/27/12	1,000	1,024
BP Capital Markets PLC:
1.55% 8/11/11	1,000	1,002
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC: - continued
3.125% 3/10/12	$ 4,000	$ 4,127
3.875% 3/10/15	2,000	2,065
4.75% 3/10/19	1,000	1,044
Capital One Capital V 10.25% 8/15/39	2,000	2,034
Citigroup, Inc.:
5.3% 10/17/12	15,244	15,399
5.5% 4/11/13	13,899	13,834
6.125% 5/15/18	5,731	5,389
6.5% 1/18/11	1,295	1,338
6.5% 8/19/13	6,095	6,259
8.125% 7/15/39	8,000	8,223
8.5% 5/22/19	8,000	8,745
CME Group, Inc. 5.75% 2/15/14	501	548
Deutsche Bank AG London Branch 3.875% 8/18/14	5,000	5,027
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,366
6.375% 5/15/38	7,218	8,438
International Lease Finance Corp.:
5.4% 2/15/12	2,837	2,342
5.65% 6/1/14	11,005	8,259
6.375% 3/25/13	1,489	1,168
6.625% 11/15/13	2,695	2,087
JPMorgan Chase & Co.:
4.65% 6/1/14	4,000	4,177
4.891% 9/1/15 (h)	2,703	2,440
5.6% 6/1/11	3,066	3,236
5.75% 1/2/13	2,196	2,343
6.3% 4/23/19	10,000	10,963
6.75% 2/1/11	372	396
Kreditanstalt fuer Wiederaufbau 4.875% 6/17/19	25,000	26,985
		172,015
Insurance - 0.7%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,231
Allstate Corp.:
6.2% 5/16/14	3,000	3,267
7.45% 5/16/19	3,000	3,466
Assurant, Inc.:
5.625% 2/15/14	1,894	1,937
6.75% 2/15/34	1,948	1,558
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd. 5.75% 12/1/14	$ 553	$ 559
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(h)	1,477	1,167
Liberty Mutual Group, Inc. 6.5% 3/15/35 (d)	589	431
MetLife, Inc.:
5% 6/15/15	1,153	1,197
6.125% 12/1/11	981	1,048
7.717% 2/15/19	14,148	16,549
Metropolitan Life Global Funding I 4.625% 8/19/10 (d)	3,268	3,288
Monumental Global Funding II 5.65% 7/14/11 (d)	1,637	1,673
Prudential Financial, Inc.:
5.15% 1/15/13	2,146	2,162
5.4% 6/13/35	447	369
5.5% 3/15/16	421	416
5.7% 12/14/36	380	333
6.2% 1/15/15	1,340	1,404
7.375% 6/15/19	3,000	3,260
8.875% 6/15/68 (h)	2,944	2,723
Symetra Financial Corp. 6.125% 4/1/16 (d)	5,133	4,151
The Chubb Corp.:
5.75% 5/15/18	4,175	4,530
6.5% 5/15/38	3,510	3,997
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,238	1,285
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	9,227
		73,228
Real Estate Investment Trusts - 0.4%
AvalonBay Communities, Inc.:
6.125% 11/1/12	1,000	1,057
6.625% 9/15/11	810	860
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,058	3,055
5.75% 4/1/12	1,000	975
BRE Properties, Inc.:
4.875% 5/15/10	2,559	2,553
5.75% 9/1/09	605	605
Camden Property Trust 4.375% 1/15/10	1,465	1,475
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,984	2,884
5% 5/3/10	2,220	2,157
5.25% 4/15/11	2,410	2,277
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.375% 10/15/12	$ 1,273	$ 1,156
Duke Realty LP:
5.25% 1/15/10	449	450
5.4% 8/15/14	5,172	4,863
5.625% 8/15/11	2,929	2,959
5.95% 2/15/17	630	567
6.25% 5/15/13	1,000	1,005
6.5% 1/15/18	1,000	920
HRPT Properties Trust:
5.75% 11/1/15	881	766
6.25% 6/15/17	1,221	1,072
6.65% 1/15/18	612	535
Liberty Property LP:
5.125% 3/2/15	840	777
5.5% 12/15/16	1,000	880
Mack-Cali Realty LP:
5.05% 4/15/10	803	805
7.75% 2/15/11	967	1,017
Simon Property Group LP:
4.6% 6/15/10	1,086	1,107
4.875% 8/15/10	668	684
5% 3/1/12	360	369
5.375% 6/1/11	615	632
5.6% 9/1/11	2,692	2,791
5.75% 5/1/12	1,255	1,316
7.75% 1/20/11	813	857
Tanger Properties LP 6.15% 11/15/15	24	23
		43,449
Real Estate Management & Development - 0.1%
ERP Operating LP 5.5% 10/1/12	3,403	3,551
Regency Centers LP:
5.25% 8/1/15	2,113	1,899
5.875% 6/15/17	1,046	944
		6,394
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
6.5% 8/1/16	15,000	15,457
7.375% 5/15/14	10,000	10,964
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Financial Corp. 5.8% 6/7/12	$ 2,889	$ 2,998
Countrywide Home Loans, Inc. 4% 3/22/11	4,286	4,328
Independence Community Bank Corp. 4.9% 9/23/10	1,680	1,735
		35,482
TOTAL FINANCIALS		874,583
HEALTH CARE - 0.8%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,928	3,234
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,048
Hospira, Inc. 6.4% 5/15/15	2,000	2,182
St. Jude Medical, Inc. 3.75% 7/15/14	1,000	1,015
		6,245
Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,543
6.3% 8/15/14	3,584	3,266
Express Scripts, Inc.:
5.25% 6/15/12	2,000	2,122
6.25% 6/15/14	2,000	2,186
7.25% 6/15/19	2,000	2,319
		11,436
Pharmaceuticals - 0.6%
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,006
6.45% 9/15/37	3,250	3,822
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,905	3,166
Merck & Co., Inc.:
4% 6/30/15	3,000	3,127
5% 6/30/19	5,970	6,311
5.85% 6/30/39	1,000	1,101
Novartis Capital Corp. 4.125% 2/10/14	12,903	13,534
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,452
6.2% 3/15/19	4,000	4,522
7.2% 3/15/39	3,000	3,766
Roche Holdings, Inc. 5% 3/1/14 (d)	5,887	6,368
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	$ 949	$ 1,014
Watson Pharmaceuticals, Inc.:
5% 8/15/14	1,000	1,012
6.125% 8/15/19	1,000	1,028
		58,229
TOTAL HEALTH CARE		79,144
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (d)	2,615	2,659
6.4% 12/15/11 (d)	810	868
General Dynamics Corp. 1.8% 7/15/11	3,000	3,012
The Boeing Co.:
5% 3/15/14	3,000	3,234
6% 3/15/19	1,000	1,103
6.875% 3/15/39	1,000	1,183
United Technologies Corp. 6.125% 2/1/19	4,000	4,486
		16,545
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	392	376
7.024% 4/15/11	2,803	2,789
Continental Airlines, Inc.:
6.648% 3/15/19	3,052	2,625
6.9% 7/2/19	848	737
7.056% 3/15/11	1,742	1,733
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	361	323
7.57% 11/18/10	11,089	10,812
United Air Lines, Inc. pass-thru trust certificates 6.602% 9/1/13	88	86
		19,481
Building Products - 0.0%
Masco Corp. 0.9388% 3/12/10 (h)	1,079	1,060
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19 (d)(f)	4,000	3,971
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10	$ 2,504	$ 2,607
5.45% 10/15/12	613	668
6% 10/15/17	2,902	3,195
6.55% 10/15/37	4,250	4,916
General Electric Co. 5.25% 12/6/17	18,540	18,929
		30,315
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (d)	605	616
Road & Rail - 0.1%
Norfolk Southern Corp. 5.75% 1/15/16 (d)	10,000	10,669
TOTAL INDUSTRIALS		82,657
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
4.95% 2/15/19	3,479	3,631
5.9% 2/15/39	12,416	13,268
Nokia Corp.:
5.375% 5/15/19	2,000	2,096
6.625% 5/15/39	1,000	1,143
		20,138
Computers & Peripherals - 0.3%
Dell, Inc. 5.625% 4/15/14	2,000	2,181
Hewlett-Packard Co. 4.75% 6/2/14	8,300	8,885
International Business Machines Corp. 7.625% 10/15/18	13,000	15,955
		27,021
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	2,968
6% 10/1/12	3,840	3,973
6.55% 10/1/17	2,338	2,323
7.125% 10/1/37	2,475	2,475
		11,739
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.0%
Xerox Corp.:
5.5% 5/15/12	$ 1,586	$ 1,653
8.25% 5/15/14	3,902	4,394
		6,047
Software - 0.1%
Microsoft Corp.:
2.95% 6/1/14	2,000	2,012
4.2% 6/1/19	2,000	2,045
Oracle Corp. 5.75% 4/15/18	7,400	8,121
		12,178
TOTAL INFORMATION TECHNOLOGY		77,123
MATERIALS - 0.8%
Chemicals - 0.3%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,014
Dow Chemical Co.:
4.85% 8/15/12	10,000	10,243
5.9% 2/15/15	2,500	2,496
7.6% 5/15/14	3,000	3,239
8.55% 5/15/19	3,000	3,268
9.4% 5/15/39	3,000	3,641
E.I. du Pont de Nemours & Co. 5% 1/15/13	467	505
Lubrizol Corp. 8.875% 2/1/19	919	1,133
Praxair, Inc. 3.25% 9/15/15	3,200	3,211
		28,750
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	1,783
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,145
6.8% 8/1/19	3,000	3,263
Pactiv Corp.:
5.875% 7/15/12	1,697	1,808
6.4% 1/15/18	1,732	1,713
		9,929
Metals & Mining - 0.4%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	1,000	1,140
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Anglo American Capital PLC: - continued
9.375% 4/8/19 (d)	$ 1,000	$ 1,170
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	1,957	2,056
5.5% 4/1/14	2,500	2,722
6.5% 4/1/19	2,500	2,850
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	1,983	2,166
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	3,233	3,435
6.5% 7/15/18	9,079	9,774
7.125% 7/15/28	8,480	8,971
Vale Overseas Ltd. 6.25% 1/23/17	9,395	9,957
		44,241
TOTAL MATERIALS		84,703
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	2,560	2,958
AT&T, Inc.:
5.8% 2/15/19	8,706	9,347
6.3% 1/15/38	838	880
6.7% 11/15/13	1,162	1,316
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,540	4,253
British Telecommunications PLC:
9.125% 12/15/10 (b)	2,692	2,900
9.125% 12/15/30	4,515	5,677
Deutsche Telekom International Financial BV:
5.25% 7/22/13	2,425	2,583
5.875% 8/20/13	10,000	10,856
6.75% 8/20/18	3,595	4,059
France Telecom SA 5.375% 7/8/19	4,000	4,226
SBC Communications, Inc.:
5.1% 9/15/14	2,149	2,323
5.875% 2/1/12	2,707	2,919
5.875% 8/15/12	968	1,059
6.15% 9/15/34	5,270	5,417
6.45% 6/15/34	11,795	12,499
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
4% 1/15/10	$ 4,844	$ 4,879
4.95% 9/30/14	3,178	3,280
5.25% 10/1/15	4,571	4,742
6.999% 6/4/18	1,776	1,952
7.175% 6/18/19	6,000	6,680
Telefonica Emisiones SAU:
4.949% 1/15/15	3,000	3,182
5.877% 7/15/19	2,000	2,176
6.421% 6/20/16	1,151	1,290
7.045% 6/20/36	2,951	3,500
Telefonos de Mexico SA de CV 4.75% 1/27/10	6,144	6,205
Verizon Communications, Inc.:
6.25% 4/1/37	3,121	3,298
6.35% 4/1/19	12,500	13,881
6.9% 4/15/38	6,025	6,895
Verizon Global Funding Corp.:
5.85% 9/15/35	3,190	3,218
7.25% 12/1/10	2,715	2,892
Verizon New England, Inc. 6.5% 9/15/11	882	950
Verizon New York, Inc. 6.875% 4/1/12	2,628	2,863
		145,155
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV:
5.625% 11/15/17	1,792	1,797
6.125% 11/15/37	8,365	8,289
AT&T Wireless Services, Inc. 8.125% 5/1/12	10,000	11,376
Verizon Wireless Capital LLC:
5.55% 2/1/14 (d)	2,352	2,543
8.5% 11/15/18 (d)	3,486	4,391
Vodafone Group PLC:
5% 12/16/13	2,275	2,415
5.45% 6/10/19	6,000	6,243
5.5% 6/15/11	2,735	2,903
7.75% 2/15/10	1,830	1,886
		41,843
TOTAL TELECOMMUNICATION SERVICES		186,998
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 1.8%
Electric Utilities - 1.1%
AmerenUE 6.4% 6/15/17	$ 2,959	$ 3,243
Cleveland Electric Illuminating Co.:
5.65% 12/15/13	4,074	4,297
8.875% 11/15/18	7,207	9,062
Commonwealth Edison Co.:
5.4% 12/15/11	6,418	6,853
5.8% 3/15/18	9,945	10,706
Duke Energy Carolinas LLC 5.25% 1/15/18	4,355	4,627
Duke Energy Corp. 3.95% 9/15/14	4,500	4,549
Exelon Corp.:
4.9% 6/15/15	3,170	3,219
6.75% 5/1/11	659	704
FirstEnergy Corp. 6.45% 11/15/11	1,954	2,135
FirstEnergy Solutions Corp. 6.8% 8/15/39 (d)	3,500	3,575
FPL Group Capital, Inc. 7.875% 12/15/15	1,532	1,855
Illinois Power Co. 6.125% 11/15/17	3,364	3,535
Nevada Power Co. 6.5% 8/1/18	1,555	1,698
Northern States Power Co. 5.25% 3/1/18	10,500	11,164
Oncor Electric Delivery Co. 6.375% 5/1/12	2,705	2,946
PacifiCorp 6% 1/15/39	6,193	6,850
Pennsylvania Electric Co. 6.05% 9/1/17	757	806
Pepco Holdings, Inc.:
6.125% 6/1/17	400	408
6.45% 8/15/12	800	851
7.45% 8/15/32	200	211
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,298
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	1,000	780
Progress Energy, Inc. 7.1% 3/1/11	3,353	3,566
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,619
Tampa Electric Co.:
6.15% 5/15/37	6,260	6,574
6.55% 5/15/36	5,500	6,069
Virginia Electric & Power Co. 5% 6/30/19	5,000	5,156
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,387
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,035
		115,778
Gas Utilities - 0.1%
EQT Corp. 8.125% 6/1/19	1,000	1,123
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - continued
Southern Natural Gas Co. 5.9% 4/1/17 (d)	$ 438	$ 449
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,071	3,163
		4,735
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc. 7% 4/1/12	6,384	6,852
Duke Capital LLC 5.668% 8/15/14	2,036	2,123
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,582
PPL Energy Supply LLC 6.5% 5/1/18	6,485	6,835
		17,392
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,130
Dominion Resources, Inc.:
4.75% 12/15/10	3,894	4,015
6.3% 9/30/66 (h)	1,000	730
7.5% 6/30/66 (h)	1,000	820
DTE Energy Co. 7.05% 6/1/11	974	1,035
KeySpan Corp. 7.625% 11/15/10	490	517
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	3,998
5.875% 10/1/12	2,893	3,138
6.5% 9/15/37	7,605	8,447
National Grid PLC 6.3% 8/1/16	1,463	1,582
NiSource Finance Corp.:
5.25% 9/15/17	835	776
5.4% 7/15/14	1,334	1,335
5.45% 9/15/20	5,111	4,633
6.4% 3/15/18	1,532	1,540
7.875% 11/15/10	1,012	1,064
Sempra Energy 6.5% 6/1/16	3,000	3,299
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	6,114	4,830
WPS Resources Corp. 6.11% 12/1/66 (h)	874	638
		43,527
TOTAL UTILITIES		181,432
TOTAL NONCONVERTIBLE BONDS (Cost $1,926,101)		2,059,762
U.S. Government and Government Agency Obligations - 38.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 8.5%
Fannie Mae:
2% 1/9/12	$ 21,500	$ 21,780
2.5% 5/15/14 (c)	44,844	44,596
2.75% 3/13/14	63,630	64,353
3.625% 2/12/13	55,295	58,344
5% 2/16/12	91,005	98,684
Federal Farm Credit Bank 3% 9/22/14	50,000	50,574
Federal Home Loan Bank:
1.75% 8/22/12	110,000	109,735
3.625% 5/29/13	20,575	21,622
Freddie Mac:
2.125% 3/23/12 (c)	158,256	160,568
3.75% 3/27/19	45,640	45,360
4% 6/12/13	20,038	21,264
4.875% 6/13/18 (c)	98,230	106,509
5.75% 1/15/12	25,000	27,586
6.75% 3/15/31	26,000	32,942
Tennessee Valley Authority 5.375% 4/1/56	5,395	5,538
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		869,455
U.S. Treasury Obligations - 28.5%
U.S. Treasury Bills, yield at date of purchase 0.25% 3/4/10	435,987	435,459
U.S. Treasury Bonds:
3.5% 2/15/39	147,499	130,306
4.5% 5/15/38	25,000	26,328
6.25% 5/15/30	107,000	138,130
8% 11/15/21	75,392	105,384
U.S. Treasury Notes:
1% 8/31/11	509,700	509,899
1.75% 3/31/14	50,700	49,638
1.875% 2/28/14	50,660	49,959
1.875% 4/30/14	42,551	41,810
2.25% 5/31/14	86,495	86,286
2.5% 3/31/13	49,225	50,521
2.625% 6/30/14	151,245	153,218
2.875% 6/30/10	132,152	134,872
3% 8/31/16	112,081	111,836
3.125% 5/15/19 (c)	83,145	81,170
3.375% 6/30/13	414,570	437,825
3.625% 6/15/10	67,940	69,684
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4% 2/15/15	$ 44,870	$ 48,127
4.25% 11/15/14	6,580	7,157
4.625% 2/15/17	43,610	47,961
4.75% 8/15/17	193,510	214,237
TOTAL U.S. TREASURY OBLIGATIONS		2,929,807
Other Government Related - 1.6%
Citibank NA 1.875% 6/4/12 (FDIC Guaranteed) (e)	30,000	30,100
Citigroup Funding, Inc.:
2% 3/30/12 (FDIC Guaranteed) (e)	50,000	50,432
2.125% 7/12/12 (FDIC Guaranteed) (e)	52,060	52,498
General Electric Capital Corp. 2.125% 12/21/12 (FDIC Guaranteed) (e)	25,000	25,143
US Bancorp 1.8% 5/15/12 (FDIC Guaranteed) (e)	10,000	10,008
TOTAL OTHER GOVERNMENT RELATED		168,181
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,901,199)		3,967,443
U.S. Government Agency - Mortgage Securities - 40.1%

Fannie Mae - 31.5%
4% 3/1/24 to 8/1/24	75,594	76,403
4% 9/1/24 (f)	9,000	9,081
4% 9/14/39 (f)	22,000	21,505
4% 9/14/39 (f)	29,000	28,347
4% 9/14/39 (f)	39,000	38,122
4% 9/14/39 (f)	19,000	18,572
4% 9/14/39 (f)	21,000	20,527
4.398% 4/1/39 (h)	13,157	13,634
4.5% 5/1/18 to 9/1/39	410,439	416,689
4.5% 9/1/24 (f)	4,000	4,111
4.5% 9/17/24 (f)	17,000	17,472
4.5% 9/17/24 (f)	34,000	34,943
4.5% 9/14/39 (f)	43,000	43,200
4.567% 11/1/34 (h)	12,049	12,556
5% 12/1/17 to 8/1/39 (f)	529,698	548,773
5% 9/17/24 (f)	25,000	26,047
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 9/17/24 (f)	$ 5,000	$ 5,209
5% 9/1/39 (f)(g)	23,000	23,595
5% 9/14/39 (f)	9,000	9,233
5.089% 11/1/34 (h)	53,656	56,019
5.5% 5/1/21 to 3/1/39	786,545	822,701
5.5% 9/17/24 (f)	17,100	17,988
5.5% 9/17/24 (f)	1,000	1,052
5.5% 9/14/39 (f)	15,000	15,604
6% 8/1/22 to 11/1/38	467,192	495,220
6% 9/17/24 (f)(g)	33,000	35,072
6% 9/1/39 (f)(g)	34,500	36,290
6% 9/1/39 (f)(g)	3,500	3,682
6% 9/14/39 (f)	30,000	31,556
6% 9/14/39 (f)(g)	15,000	15,778
6.5% 12/1/34 to 5/1/38	63,134	67,797
6.5% 9/14/39 (f)	28,000	29,941
6.5% 9/14/39 (f)	58,000	62,021
6.5% 9/14/39 (f)(g)	17,000	18,179
6.5% 9/14/39 (f)	48,000	51,328
6.5% 10/14/39 (f)(g)	103,000	109,678
11.5% 8/1/14	1	1
TOTAL FANNIE MAE		3,237,926
Freddie Mac - 2.7%
4.876% 3/1/35 (h)	26,465	27,503
5% 4/1/23 to 6/1/38	35,024	36,140
5% 9/14/39 (f)	89,500	91,836
5.049% 12/1/35 (h)	19,949	20,784
5.054% 9/1/35 (h)	41,003	42,881
5.426% 3/1/36 (h)	23,233	24,234
5.857% 9/1/37 (h)	13,868	14,648
6% 4/1/32 to 2/1/36	16,120	17,137
11.75% 9/1/13	7	8
TOTAL FREDDIE MAC		275,171
Government National Mortgage Association - 5.9%
4% 6/15/39 to 7/15/39	3,991	3,909
4% 9/1/39 (f)	3,000	2,932
4% 9/1/39 (f)	4,000	3,909
4.5% 6/15/39 to 8/15/39	77,771	78,540
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
4.5% 9/1/39 (f)	$ 20,000	$ 20,149
5% 5/15/39	18,930	19,530
5% 9/21/39 (f)	54,000	55,549
5% 9/21/39 (f)	7,000	7,201
5% 9/21/39 (f)	25,000	25,717
5% 9/21/39 (f)(g)	54,000	55,549
5% 9/21/39 (f)	8,000	8,229
5.5% 9/1/39 (f)	43,000	44,887
5.5% 9/21/39 (f)	80,000	83,511
5.5% 9/21/39 (f)(g)	20,000	20,878
6% 11/15/34 to 12/15/38 (f)	78,113	82,692
6% 9/21/39 (f)(g)	44,000	46,372
6.5% 11/15/37 to 1/15/39	39,485	42,061
6.5% 9/21/39 (f)	6,000	6,378
6.5% 9/21/39 (f)	1,000	1,063
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		609,056
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,043,770)		4,122,153
Asset-Backed Securities - 0.5%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 0.6656% 11/25/50 (h)	140	130
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	169	171
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/30/14	750	413
C-BASS Trust Series 2006-CB7 Class A2, 0.3256% 10/25/36 (h)	280	255
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	5,000	5,234
Capital One Multi-Asset Execution Trust Series 2009-A2 Class A2, 3.2% 4/15/14	1,000	1,018
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	619	557
Chase Issuance Trust Series 2005-A10 Class A10, 4.65% 12/17/12	10,000	10,400
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	10,000	10,649
Series 2009-A3 Class A3, 2.7% 6/24/13	1,000	1,015
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citibank Credit Card Issuance Trust: - continued
Series 2009-A4 Class A4, 4.9% 6/23/16	$ 1,000	$ 1,035
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (d)	675	662
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (d)	1,368	1,352
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	177	179
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (d)	1,812	1,450
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	1,172	1,078
Long Beach Mortgage Loan Trust Series 2006-8 Class 2A1, 0.3056% 9/25/36 (h)	10	10
Morgan Stanley ABS Capital I Trust Series 2006-HE6 Class A2A, 0.3056% 9/25/36 (h)	276	271
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3656% 4/25/37 (h)	18	15
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3556% 5/25/37 (h)	191	176
Series 2007-6 Class 2A1, 0.3256% 7/25/37 (h)	263	245
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4956% 12/25/36 (h)	377	10
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3356% 2/25/37 (h)	368	342
Superior Wholesale Inventory Financing Trust Series 2007-AE1 Class C, 0.8728% 1/15/12 (h)	216	177
Triad Auto Receivables Owner Trust Series 2006-C Class A4, 5.31% 5/13/13	583	576
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (d)	7,360	7,630
Wells Fargo Home Equity Trust Series 2006-2 Class A2, 0.3656% 7/25/36 (h)	744	717
TOTAL ASSET-BACKED SECURITIES (Cost $42,559)		45,767
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (h)	70	15
Class C, 5.6986% 4/10/49 (h)	188	34
Class D, 5.6986% 4/10/49 (h)	94	15
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2986% 12/10/49 (h)	$ 1,268	$ 1,251
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,416	198
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7728% 7/16/34 (d)(h)	1,268	1,070
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (h)	164	169
Class A3, 5.447% 6/12/47 (h)	2,405	2,128
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	571	496
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	5,429	5,232
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	179	145
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,402)		10,753
Commercial Mortgage Securities - 3.5%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7211% 5/10/45 (h)	1,480	1,459
Series 2006-4 Class A1, 5.363% 7/10/46 (h)	386	393
Series 2006-5:
Class A1, 5.185% 9/10/47	819	833
Class A2, 5.317% 9/10/47	4,894	4,899
Class A3, 5.39% 9/10/47	1,768	1,696
Series 2006-6 Class A3, 5.369% 12/10/16	2,536	2,156
Series 2007-2 Class A1, 5.421% 4/10/49	250	254
Series 2007-4 Class A3, 5.8115% 2/10/51 (h)	1,265	1,178
Series 2006-6 Class E, 5.619% 10/10/45 (d)	733	95
Series 2007-3:
Class A3, 5.6581% 6/10/49 (h)	2,118	1,786
Class A4, 5.6581% 6/10/49 (h)	2,643	2,025
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	310	315
Series 2001-1 Class A4, 5.451% 1/15/49	2,777	2,385
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
Series 2004-2:
Class A3, 4.05% 11/10/38	$ 1,715	$ 1,715
Class A4, 4.153% 11/10/38	1,608	1,567
Series 2004-4 Class A3, 4.128% 7/10/42	533	535
Series 2005-1 Class A3, 4.877% 11/10/42	4,370	4,365
Series 2006-1 Class A1, 5.219% 9/10/45 (h)	995	1,008
Series 2007-1 Class A2, 5.381% 1/15/49	3,810	3,787
Series 2001-3 Class H, 6.562% 4/11/37 (d)	709	677
Series 2001-PB1:
Class J, 7.166% 5/11/35 (d)	317	209
Class K, 6.15% 5/11/35 (d)	590	453
Series 2005-3 Series A3B, 5.09% 7/10/43 (h)	3,939	3,773
Series 2005-6 Class A3, 5.1791% 9/10/47 (h)	2,282	2,203
Series 2007-1 Class B, 5.543% 1/15/49	763	163
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5828% 3/15/22 (d)(h)	545	316
Class D, 0.6328% 3/15/22 (d)(h)	552	304
Class E, 0.6728% 3/15/22 (d)(h)	456	237
Series 2006-BIX1 Class F, 0.5828% 10/15/19 (d)(h)	939	470
Bayview Commercial Asset Trust:
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(i)	3,618	56
Series 2007-5A Class IO, 1.5496% 10/25/37 (d)(i)	7,807	671
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.5228% 3/15/22 (d)(h)	97	48
Class E, 0.5728% 3/15/22 (d)(h)	507	235
Class F, 0.6228% 3/15/22 (d)(h)	311	133
Class G, 0.6728% 3/15/22 (d)(h)	80	31
Class H, 0.8228% 3/15/22 (d)(h)	97	35
Class J, 0.9728% 3/15/22 (d)(h)	97	27
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	718	737
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,573	1,584
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,638	1,460
Series 2006-T24 Class A1, 4.905% 10/12/41 (h)	1,142	1,160
Series 2007-PW16 Class A4, 5.7167% 6/11/40 (h)	16,612	14,261
Series 2007-PW17 Class A1, 5.282% 6/11/50	443	447
Series 2007-T26 Class A1, 5.145% 1/12/45 (h)	435	439
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,475	4,236
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22:
Class A1, 5.415% 4/12/38 (h)	$ 214	$ 216
Class A4, 5.4634% 4/12/38 (h)	159	151
Series 2007-PW15 Class A1, 5.016% 2/11/44	223	224
Series 2007-PW16:
Class B, 5.713% 6/11/40 (d)	203	59
Class C, 5.713% 6/11/40 (d)	169	42
Class D, 5.713% 6/11/40 (d)	169	41
Series 2007-T28 Class A1, 5.422% 9/11/42	223	227
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (d)	1,490	1,456
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	508	506
Class F, 7.734% 1/15/32	275	274
Series 2001-245 Class A2, 6.275% 2/12/16 (d)(h)	1,289	1,344
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class F, 0.5828% 8/16/21 (d)(h)	453	136
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	8,458
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (d)	2,156	755
Series 2007-C6:
Class A1, 5.622% 12/10/49 (h)	1,385	1,417
Class A4, 5.6994% 12/10/49 (h)	8,618	7,491
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3625% 1/15/46 (h)	529	472
Series 2007-CD4:
Class A1, 4.977% 12/11/49	343	347
Class A2A, 5.237% 12/11/49	6,129	6,090
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,145
Class C, 5.476% 12/11/49	2,387	179
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (h)	184	186
Series 2007-C3 Class A3, 5.8202% 5/15/46 (h)	1,268	1,157
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	647
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates:
floater:
Series 2005-F10A Class C, 0.5428% 4/15/17 (d)(h)	$ 1,020	$ 591
Series 2005-FL11:
Class C, 0.5728% 11/15/17 (d)(h)	2,000	970
Class D, 0.6128% 11/15/17 (d)(h)	104	55
Class E, 0.6628% 11/15/17 (d)(h)	369	187
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (h)	119	120
Series 2006-C8 Class A3, 5.31% 12/10/46	3,613	3,259
Series 2007-C9 Class A4, 5.8162% 12/10/49 (h)	2,805	2,466
Series 2006-C8 Class B, 5.44% 12/10/46	2,196	631
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (h)	436	438
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	5,000	3,807
Series 2006-C5 Class AJ, 5.373% 12/15/39	2,568	967
Series 2007-C2:
Class A1, 5.269% 1/15/49	114	116
Class A2, 5.448% 1/15/49 (h)	9,580	9,472
Class A3, 5.542% 1/15/49 (h)	2,536	1,846
Series 2007-C3:
Class A1, 5.664% 6/15/39 (h)	140	143
Class A4, 5.7229% 6/15/39 (h)	10,213	7,481
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,217	6,997
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	1,148	845
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.6228% 4/15/22 (d)(h)	4,524	1,131
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	1,417	1,449
Series 2001-CK6 Class B, 6.582% 8/15/36	1,268	1,277
Series 2004-C1:
Class A3, 4.321% 1/15/37	428	432
Class A4, 4.75% 1/15/37	590	575
Series 1998-C1 Class D, 7.17% 5/17/40	1,327	1,371
Series 1999-C1 Class E, 8.1143% 9/15/41 (h)	1,310	1,305
Series 2006-C1 Class A3, 5.5509% 2/15/39 (h)	6,695	6,536
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates:
floater Series 200-TFL1 Class B, 0.4228% 2/15/22 (d)(h)	$ 480	$ 216
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	135	138
Series 2007-C1 Class B, 5.487% 2/15/40 (d)(h)	1,938	281
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,492	3,568
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	452	407
Class G, 6.936% 3/15/33 (d)	834	703
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	11,304	8,178
Series 2005-C1 Class B, 4.846% 6/10/48 (h)	362	116
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4653% 11/5/21 (d)(h)	477	220
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	810	816
Series 2007-GG11:
Class A1, 5.358% 12/10/49	796	809
Class A2, 5.597% 12/10/49	2,536	2,439
Series 2007-GG9:
Class A1, 5.233% 3/10/39	198	201
Class A4, 5.444% 3/10/39	3,687	3,146
Series 2006-GG7:
Class A3, 5.9166% 7/10/38 (h)	3,342	3,176
Class A4, 5.9166% 7/10/38 (h)	10,980	9,588
GS Mortgage Securities Corp. II:
floater Series 2006-FL8A:
Class C, 0.5156% 6/6/20 (d)(h)	64	47
Class D, 0.5556% 6/6/20 (d)(h)	302	160
Class E, 0.6456% 6/6/20 (d)(h)	351	179
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	393	392
Series 2006-GG6 Class A2, 5.506% 4/10/38 (h)	7,436	7,470
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,902	1,890
Series 2007-GG10:
Class A1, 5.69% 8/10/45	269	276
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust: - continued
Class A2, 5.778% 8/10/45	$ 604	$ 602
Class A4, 5.8051% 8/10/45 (h)	2,893	2,262
Series 2007-GG10 Class B, 5.8051% 8/10/45 (h)	1,585	343
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.4028% 11/15/18 (d)(h)	5,000	3,034
Class B, 0.4428% 11/15/18 (d)(h)	1,061	563
Class C, 0.4828% 11/15/18 (d)(h)	754	385
Class D, 0.5028% 11/15/18 (d)(h)	44	19
Class E, 0.5528% 11/15/18 (d)(h)	65	28
Class F, 0.6028% 11/15/18 (d)(h)	98	41
Class G, 0.6328% 11/15/18 (d)(h)	86	37
Class H, 0.7728% 11/15/18 (d)(h)	65	23
sequential payer:
Series 2006-CB14 Class A3B, 5.4854% 12/12/44 (h)	3,771	3,403
Series 2006-CB15 Class A3, 5.819% 6/12/43 (h)	1,909	1,765
Series 2006-CB17 Class A4, 5.429% 12/12/43	3,327	2,991
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	671
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	602	570
Series 2007-CB19 Class A4, 5.7476% 2/12/49 (h)	17,057	14,125
Series 2007-LD11:
Class A2, 5.7828% 6/15/49 (h)	3,560	3,555
Class A4, 5.7978% 6/15/49 (h)	1,882	1,592
Series 2007-LDP10 Class A1, 5.122% 1/15/49	126	128
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,490	2,929
Series 2004-LDP4 Class D, 5.1236% 10/15/42 (h)	1,141	251
Series 2005-CB13 Class E, 5.3498% 1/12/43 (d)(h)	642	109
Series 2006-CB17 Class A3, 5.45% 12/12/43	361	341
Series 2007-CB19:
Class B, 5.7442% 2/12/49	108	31
Class C, 5.7462% 2/12/49	283	71
Class D, 5.7462% 2/12/49	298	72
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	242	57
Class CS, 5.466% 1/15/49 (h)	105	24
Class ES, 5.5454% 1/15/49 (d)(h)	656	80
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (d)	523	518
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class D, 6.98% 2/18/30	1,372	1,409
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust: - continued
Series 2007-C3:
Class F, 5.9498% 7/15/44 (h)	$ 252	$ 26
Class G, 6.1497% 7/15/44 (d)(h)	444	42
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	1,823	1,844
Series 2001-C2 Class A2, 6.653% 11/15/27	243	254
Series 2001-C3 Class A1, 6.058% 6/15/20	90	92
Series 2006-C1:
Class A2, 5.084% 2/15/31	608	607
Class A4, 5.156% 2/15/31	482	434
Series 2006-C3 Class A1, 5.478% 3/15/39	109	110
Series 2006-C6:
Class A1, 5.23% 9/15/39	185	188
Class A2, 5.262% 9/15/39 (h)	2,213	2,223
Series 2006-C7:
Class A1, 5.279% 11/15/38	1,373	1,400
Class A2, 5.3% 11/15/38	1,395	1,391
Class A3, 5.347% 11/15/38	945	833
Series 2007-C1:
Class A1, 5.391% 2/15/40 (h)	113	115
Class A3, 5.398% 2/15/40	5,000	4,796
Class A4, 5.424% 2/15/40	163	124
Series 2007-C2:
Class A1, 5.226% 2/15/40	105	107
Class A3, 5.43% 2/15/40	611	469
Series 2000-C5 Class E, 7.29% 12/15/32	89	88
Series 2001-C3 Class B, 6.512% 6/15/36	2,451	2,543
Series 2001-C7 Class D, 6.514% 11/15/33	1,395	1,309
Series 2004-C4 Class A2, 4.567% 6/15/29 (h)	182	182
Series 2007-C1:
Class C, 5.533% 2/15/40 (h)	2,790	595
Class D, 5.563% 2/15/40 (h)	507	98
Class E, 5.582% 2/15/40 (h)	254	48
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	1,584	1,261
Series 2007-C7 Class A3, 5.866% 9/15/45	4,146	3,410
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (d)	363	362
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.5028% 9/15/21 (d)(h)	406	162
Class E, 0.5628% 9/15/21 (d)(h)	1,465	440
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 6/12/50	$ 597	$ 601
Series 2005-CKI1 Class A3, 5.2398% 11/12/37 (h)	2,082	2,085
Series 2005-LC1 Class F, 5.3781% 1/12/44 (d)(h)	1,103	232
Series 2006-C1 Class A2, 5.6114% 5/12/39 (h)	1,788	1,804
Series 2007-C1 Class A4, 5.8286% 6/12/50 (h)	4,800	3,709
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	2,088
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.4163% 12/12/49 (h)	591	488
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,349	1,267
Series 2006-4:
Class A2, 5.112% 12/12/49 (h)	995	986
Class ASB, 5.133% 12/12/49 (h)	1,090	979
Series 2007-5:
Class A1, 4.275% 8/12/48	95	96
Class A3, 5.364% 8/12/48	495	418
Class A4, 5.378% 8/12/48	51	37
Class B, 5.479% 2/12/17	3,804	788
Series 2007-6 Class A1, 5.175% 3/12/51	111	113
Series 2007-7 Class A4, 5.7487% 6/12/50 (h)	4,438	3,222
Series 2007-8 Class A1, 4.622% 8/12/49	212	213
Series 2006-2 Class A4, 5.9092% 6/12/46 (h)	770	732
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,268	284
Series 2007-7 Class B, 5.75% 6/12/50	110	25
Series 2007-8 Class A3, 5.957% 8/12/49 (h)	1,094	836
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.643% 8/15/19 (d)(h)	22	19
Class H, 0.663% 8/15/19 (d)(h)	101	78
Class J, 0.733% 8/15/19 (d)(h)	76	55
Series 2006-XLF:
Class F, 0.593% 7/15/19 (d)(h)	1,221	977
Class G, 0.633% 7/15/19 (d)(h)	694	361
Series 2007-XLFA:
Class C, 0.433% 10/15/20 (d)(h)	728	233
Class MHRO, 0.963% 10/15/20 (d)(h)	174	19
Class MJPM, 1.273% 10/15/20 (d)(h)	53	5
Class MSTR, 0.973% 10/15/20 (d)(h)	95	13
Class NHRO, 1.163% 10/15/20 (d)(h)	267	24
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Class NSTR, 1.123% 10/15/20 (d)(h)	$ 87	$ 10
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	358	361
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,883	1,847
Series 2006-HQ10 Class A1, 5.131% 11/12/41	408	415
Series 2006-T23 Class A1, 5.682% 8/12/41	1,129	1,155
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	188	192
Class A31, 5.439% 2/12/44 (h)	642	597
Series 2007-IQ13:
Class A1, 5.05% 3/15/44	195	198
Class A4, 5.364% 3/15/44	5,000	4,130
Series 2007-IQ14 Class A1, 5.38% 4/15/49	445	454
Series 2007-T25 Class A2, 5.507% 11/12/49	2,691	2,608
Series 2006-HQ8 Class A3, 5.4387% 3/12/16 (h)	1,967	1,910
Series 2006-HQ9 Class B, 5.832% 7/12/44 (h)	1,882	600
Series 2006-IQ11:
Class A3, 5.7345% 10/15/42 (h)	2,104	2,012
Class A4, 5.7705% 10/15/42 (h)	380	325
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,268	372
Series 2006-T23 Class A3, 5.8075% 8/12/41 (h)	647	606
Series 2007-HQ11 Class B, 5.538% 2/20/44 (h)	2,299	633
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (h)	292	298
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	1,902	1,480
Class B, 5.914% 4/15/49	312	86
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	35	37
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	2,154	2,212
SBA CMBS Trust Series 2006-1A Class C, 5.559% 11/15/36 (d)	121	120
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	192	205
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (d)	1,078	1,140
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A Class E, 0.5528% 9/15/21 (d)(h)	252	76
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-WHL8:
Class AP1, 0.9728% 6/15/20 (d)(h)	$ 17	$ 3
Class AP2, 1.0728% 6/15/20 (d)(h)	30	4
Class F, 0.7528% 6/15/20 (d)(h)	583	117
Class LXR1, 0.9728% 6/15/20 (d)(h)	156	31
Class LXR2, 1.0728% 6/15/20 (d)(h)	398	40
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	416	423
Series 2003-C7 Class A1, 4.241% 10/15/35 (d)	2,497	2,532
Series 2003-C8 Class A3, 4.445% 11/15/35	5,522	5,448
Series 2006-C24 Class A2, 5.506% 3/15/45	994	1,015
Series 2006-C27 Class A2, 5.624% 7/15/45	1,133	1,133
Series 2006-C29 Class A3, 5.313% 11/15/48	3,368	3,086
Series 2007-C30:
Class A1, 5.031% 12/15/43	180	182
Class A3, 5.246% 12/15/43	1,089	1,051
Class A4, 5.305% 12/15/43	373	298
Class A5, 5.342% 12/15/43	1,357	961
Series 2007-C31:
Class A1, 5.14% 4/15/47	102	104
Class A4, 5.509% 4/15/47	7,866	5,943
Series 2007-C32:
Class A2, 5.7355% 6/15/49 (h)	9,622	9,437
Class A3, 5.9289% 6/15/49 (h)	7,152	5,580
Series 2003-C6 Class G, 5.125% 8/15/35 (d)	602	308
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (d)(h)	975	898
Class 180B, 5.3979% 10/15/41 (d)(h)	444	413
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	507
Series 2005-C22:
Class B, 5.3549% 12/15/44 (h)	2,812	844
Class F, 5.3549% 12/15/44 (d)(h)	2,115	275
Series 2006-C23 Class A5, 5.416% 1/15/45 (h)	7,395	6,088
Series 2006-C25 Class AM, 5.7402% 5/15/43 (h)	664	477
Series 2006-C29 Class E, 5.516% 11/15/48 (h)	1,268	159
Series 2007-C30:
Class C, 5.483% 12/15/43 (h)	3,804	418
Class D, 5.513% 12/15/43 (h)	2,029	203
Series 2007-C31 Class C, 5.693% 4/15/47 (h)	348	44
Series 2007-C32:
Class D, 5.7405% 6/15/49 (h)	953	105
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Class E, 5.7405% 6/15/49 (h)	$ 1,502	$ 158
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (h)	839	649
Series 2007-C33 Class B, 5.9023% 2/15/51 (h)	2,132	330
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $339,512)		362,431
Municipal Securities - 0.1%

California Gen. Oblig.:
5.25% 4/1/14	5,000	5,060
7.55% 4/1/39	5,000	5,361
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,038
TOTAL MUNICIPAL SECURITIES (Cost $11,092)		11,459
Foreign Government and Government Agency Obligations - 0.2%

Chilean Republic 7.125% 1/11/12	3,016	3,367
Ontario Province 4.1% 6/16/14	15,000	15,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $18,255)		19,117
Supranational Obligations - 0.1%

African Development Bank euro 3% 5/27/14	5,000	5,028
Corporacion Andina de Fomento:
5.2% 5/21/13	240	245
6.875% 3/15/12	390	415
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $5,588)		5,688
Bank Notes - 0.0%

National City Bank, Cleveland 0.7675% 3/1/13 (h) (Cost $792)	968	867
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)	$ 1,042	$ 592
MUFG Capital Finance 1 Ltd. 6.346% (h)	1,861	1,721
		2,313
TOTAL PREFERRED SECURITIES (Cost $1,618)		2,313
Cash Equivalents - 9.7%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at:
0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 670,631	670,627
0.21%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Government Obligations) # (a)	331,069	331,067
TOTAL CASH EQUIVALENTS (Cost $1,001,694)		1,001,694
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $11,301,582)		11,609,447
NET OTHER ASSETS - (12.9)%		(1,328,396)
NET ASSETS - 100%		$ 10,281,051
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $124,557,000 or 1.2% of net assets.

(e) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $168,181,000 or 1.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$670,627,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 115,314
Banc of America Securities LLC	57,416
Bank of America, NA	143,540
Deutsche Bank Securities, Inc.	63,158
ING Financial Markets LLC	18,473
J.P. Morgan Securities, Inc.	114,832
Mizuho Securities USA, Inc.	57,416
Morgan Stanley & Co., Inc.	28,708
Societe Generale, New York Branch	71,770
$ 670,627
$331,067,000 due 9/01/09 at 0.21%
J.P. Morgan Securities, Inc.	$ 331,067
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 13,740
Fidelity Corporate Bond 1-10 Year Central Fund	24,838
Fidelity Mortgage Backed Securities Central Fund	60,607
Total	$ 99,185
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 439,008	$ 11,154	$ 370,105*	$ -	0.0%
Fidelity Corporate Bond 1-10 Year Central Fund	954,065	21,684	911,082*	-	0.0%
Fidelity Mortgage Backed Securities Central Fund	1,695,961	46,597	1,792,394	-	0.0%
Total	$ 3,089,034	$ 79,435	$ 3,073,581	$ -

* Includes the value of shares redeemed through in-kind transactions. See Note 7 of the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments - continued

Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 45,767	$ -	$ 44,292	$ 1,475
Bank Notes	867	-	867	-
Cash Equivalents	1,001,694	-	1,001,694	-
Collateralized Mortgage Obligations	10,753	-	10,555	198
Commercial Mortgage Securities	362,431	-	354,507	7,924
Corporate Bonds	2,059,762	-	2,059,762	-
Foreign Government and Government Agency Obligations	19,117	-	19,117	-
Municipal Securities	11,459	-	11,459	-
Preferred Securities	2,313	-	2,313	-
Supranational Obligations	5,688	-	5,688	-
U.S. Government Agency - Mortgage Securities	4,122,153	-	4,122,153	-
U.S. Government and Government Agency Obligations	3,967,443	-	3,967,443	-
Total Investments in Securities:	$ 11,609,447	$ -	$ 11,599,850	$ 9,597
Other Financial Instruments:
Forward Commitments	$ (999)	$ -	$ (999)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(159)
Total Unrealized Gain (Loss)	395
Cost of Purchases	10,155
Proceeds of Sales	(943)
Amortization/Accretion	149
Transfers in/out of Level 3	-
Ending Balance	$ 9,597
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ 395

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. See Note 7 of the Notes to Financial Statements. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the fund had a capital loss carryforward of approximately $57,500,000 of which $2,553,000, $39,864,000, $1,806,000, and $13,277,000 will expire on August 31, 2013, 2014, 2015 and 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2009

Assets
Investment in securities, at value (including securities loaned of $322,637 and repurchase agreements of $1,001,694) - See accompanying schedule: Unaffiliated issuers (cost $11,301,582)		$ 11,609,447
Commitment to sell securities on a delayed delivery basis	$ (261,407)
Receivable for securities sold on a delayed delivery basis	260,408	(999)
Receivable for investments sold, regular delivery		884,256
Cash		7
Receivable for fund shares sold		77,734
Interest receivable		67,101
Receivable from investment adviser for expense reductions		234
Other receivables		21
Total assets		12,637,801

Liabilities
Payable for investments purchased Regular delivery	$ 796,571
Delayed delivery	1,210,412
Payable for fund shares redeemed	14,956
Distributions payable	643
Accrued management fee	1,842
Other affiliated payables	1,179
Other payables and accrued expenses	80
Collateral on securities loaned, at value	331,067
Total liabilities		2,356,750

Net Assets		$ 10,281,051
Net Assets consist of:
Paid in capital		$ 10,181,453
Undistributed net investment income		6,101
Accumulated undistributed net realized gain (loss) on investments		(213,369)
Net unrealized appreciation (depreciation) on investments		306,866
Net Assets, for 930,119 shares outstanding		$ 10,281,051
Net Asset Value, offering price and redemption price per share ($10,281,051 ÷ 930,119 shares)		$ 11.05

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2009

Investment Income
Dividends		$ 89
Interest		317,667
Income from Fidelity Central Funds		99,185
Total income		416,941

Expenses
Management fee	$ 27,361
Transfer agent fees	13,636
Accounting and security lending fees	802
Custodian fees and expenses	87
Independent trustees' compensation	33
Registration fees	208
Audit	77
Legal	22
Interest	17
Miscellaneous	97
Total expenses before reductions	42,340
Expense reductions	(12,541)	29,799
Net investment income		387,142
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,567
Fidelity Central Funds	(225,465)
Swap agreements	3,380
Total net realized gain (loss)		(180,518)
Change in net unrealized appreciation (depreciation) on: Investment securities	465,832
Swap agreements	(1,845)
Delayed delivery commitments	(1,015)
Total change in net unrealized appreciation (depreciation)		462,972
Net gain (loss)		282,454
Net increase (decrease) in net assets resulting from operations		$ 669,596

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 387,142	$ 397,577
Net realized gain (loss)	(180,518)	31,565
Change in net unrealized appreciation (depreciation)	462,972	(67,613)
Net increase (decrease) in net assets resulting from operations	669,596	361,529
Distributions to shareholders from net investment income	(389,496)	(409,643)
Share transactions Proceeds from sales of shares	4,571,198	3,982,046
Reinvestment of distributions	380,390	399,552
Cost of shares redeemed	(3,904,664)	(3,066,074)
Net increase (decrease) in net assets resulting from share transactions	1,046,924	1,315,524
Total increase (decrease) in net assets	1,327,024	1,267,410

Net Assets
Beginning of period	8,954,027	7,686,617
End of period (including undistributed net investment income of $6,101 and undistributed net investment income of $8,174, respectively)	$ 10,281,051	$ 8,954,027
Other Information Shares
Sold	426,403	366,236
Issued in reinvestment of distributions	35,527	36,812
Redeemed	(366,037)	(283,011)
Net increase (decrease)	95,893	120,037

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,

2009

2008

2007

2006 G

2006 J

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 10.76	$ 10.82	$ 10.87	$ 11.08	$ 11.33
Income from Investment Operations
Net investment income D	.445	.503	.537	.266	.473	.415
Net realized and unrealized gain (loss)	.325	(.012)	(.078)	(.067)	(.183)	(.145)
Total from investment operations	.770	.491	.459	.199	.290	.270
Distributions from net investment income	(.450)	(.521)	(.519)	(.249)	(.460)	(.420)
Distributions from net realized gain	-	-	-	-	(.040)	(.100)
Total distributions	(.450)	(.521)	(.519)	(.249)	(.500)	(.520)
Net asset value, end of period	$ 11.05	$ 10.73	$ 10.76	$ 10.82	$ 10.87	$ 11.08
Total Return B, C	7.39%	4.61%	4.31%	1.89%	2.67%	2.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.48%	.49%	.50% A	.51%	.53%
Expenses net of fee waivers, if any	.32%	.32%	.32%	.32% A	.32%	.32%
Expenses net of all reductions	.32%	.32%	.31%	.31% A	.31%	.32%
Net investment income	4.16%	4.64%	4.96%	4.94% A	4.31%	3.73%
Supplemental Data
Net assets, end of period (in millions)	$ 10,281	$ 8,954	$ 7,687	$ 6,129	$ 5,784	$ 5,382
Portfolio turnover rate F	231% I	151%	174% I	82% A	108%	160%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J For the period ended February 28.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2009

(Amounts in thousands except ratios)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

In January 2009, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Class F on September 24, 2009.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 26, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, partnerships (including allocations from

Fidelity Central Funds), deferred trustees compensation, redemption in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 225,907
Unrealized depreciation	(50,525)
Net unrealized appreciation (depreciation)	$ 175,382
Capital loss carryforward	$ (57,500)
Cost for federal income tax purposes	$ 11,434,065

The tax character of distributions paid was as follows:

	August 31, 2009	August 31, 2008
Ordinary Income	$ 389,496	$ 409,643

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

Annual Report

5. Investments in Derivative Instruments - continued

Swap Agreements - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ 33	$ (183)
Interest Rate Risk
Swap Agreements	3,347	(1,662)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 3,380	$ (1,845)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $3,380 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(1,845) for swap agreements.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and liquidations and redemptions executed in-kind from Affiliated Central Funds, aggregated $1,052,096 and $2,703,216, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of the Fund's average net assets (effective June 1, 2009 the Fund's management contract was amended, reducing the annual rate to .22% of average net assets). For the period, the total annual management fee rate was .29% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Effective June 1, 2009, FMR pays these fees.

Other Affiliated Transactions. During the period, a Fidelity Central Fund in which the Fund was invested was liquidated pursuant to a Plan of Liquidation and Dissolution approved by the Central Fund Board. Under the plan, the Central Fund distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, as noted in the following table.

Liquidation Date	Central Fund	Value of Cash and Securities Received (including accrued interest)	Shares of Central Fund Redeemed
04/17/09	Fidelity Commercial Mortgage-Backed Securities Central Fund	$ 300,127	4,164

Because the Central Fund was a partnership for federal income tax purposes, the liquidation generally was tax free to the Fund.

On February 20, 2009, the Fund redeemed in-kind 9,681 shares of Fidelity Corporate Bond 1-10 Year Central Fund ("1-10 Year"), a Fidelity Central Fund in which the Fund invests, valued at $871,385 by receiving cash and securities of equal value, including accrued interest. Because 1-10 Year was a partnership for federal income tax purposes, the redemption generally was tax free to the Fund.

Annual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $32 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net Income from lending portfolio securities during the period amounted to $1,656.

10. Expense Reductions.

FMR contractually agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .32% of average net assets. This waiver will remain in place indefinitely and cannot be changed without approval of the Fund's Board of Trustees. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $12,482.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $28 and $31, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Fixed-Income Trust) at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 187 funds advised by FMR or an affiliate. Mr. Curvey oversees 407 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (68)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2005

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian also serves as Chief Financial Officer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009) and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 12.97% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $285,435,530 of distributions paid during the period January 1, 2009 to August 31, 2009 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted (i) to approve an amended and restated management contract (the Amended Contract) for the fund, effective June 1, 2009, and (ii) to continue the subadvisory agreements for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule.

In determining whether to approve the Amended Contract for the fund, the Board considered that the Amended Contract lowers the fund's management fee from 32 basis points to 22 basis points of the fund's average daily net assets. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Shareholder and Administrative Services. The Board considered the nature, quality, cost and extent of advisory, administrative, distribution and shareholder services performed by the Investment Advisers and affiliated companies.

Investment Performance. The Board noted that the approval of the Amended Contract would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated, or its trading and compliance operations.

Based on this review of services, the Board concluded that the nature, extent, and quality of services provided to the fund will benefit shareholders of the fund.

Competitiveness of Management Fees and Total Fund Expenses. The Board considered that under the fund's existing management contract, the fund was paying a flat management fee, whereby the fund was responsible for payment of virtually all fund-level expenses. In approving the Amended Contract, the Board considered that the Amended Contract requires FMR to pay fund-level expenses (such as custody, pricing and bookkeeping, legal, and audit fees), but not class-level expenses (such as transfer agent fees and 12b-1 fees). The Board also considered that the Amended Contract reduces the fund's management fee from 32 basis points to 22 basis points of the fund's average daily assets. The Board noted that the lower management fee rate proposed for the fund would have ranked the fund's management fee below the median of its competitors for 2008.

In connection with its review of the fund's total expenses, the Board considered the fund's management fee as well as the fund's non-management expenses. The Board noted that projected total expenses of the fund would have ranked below the median of its competitors for 2008.

Annual Report

Based on this review, the Board concluded that the fund's management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. In connection with its approval of the fund's Amended Contract, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement because it was approving an arrangement that reduces the management fee that the fund pays. The Board noted Fidelity's assertion that reducing the management fee for the fund could reduce Fidelity's profitability. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. In connection with its approval of the fund's Amended Contract, the Board did not consider economies of scale because the arrangement lowers the fund's management fee and FMR will continue to contractually reimburse expenses of the fund's existing class of shareholders so that the class's total expenses do not exceed 32 basis points. In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after consideration of all material factors, the Board concluded that the advisory fee structure is fair and reasonable, and that the Amended Contract should be approved.

In determining whether to continue the fund's subadvisory agreements, the Board considered that the contractual terms of and fees payable under the fund's subadvisory agreements involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's subadvisory agreements are fair and reasonable, and that the fund's subadvisory agreements should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

UBI-UANN-1009
1.790916.106

Item 2. Code of Ethics

As of the end of the period, August 31, 2009, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Investment Grade Bond Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund and Fidelity U.S. Bond Index Fund (the "Funds"):

Services Billed by PwC

August 31, 2009 FeesA, B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Investment Grade Bond Fund	$112,000	$-	$5,400	$7,700
Fidelity Series Investment Grade Bond Fund	$68,000	$-	$4,300	$4,200
Fidelity Short-Term Bond Fund	$114,000	$-	$5,400	$6,000
Fidelity U.S. Bond Index Fund	$89,000	$-	$4,400	$8,600

August 31, 2008 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Investment Grade Bond Fund	$133,000	$-	$5,100	$7,500
Fidelity Series Investment Grade Bond Fund	$-	$-	$-	$-
Fidelity Short-Term Bond Fund	$131,000	$-	$5,100	$5,200
Fidelity U.S. Bond Index Fund	$106,000	$-	$5,100	$4,800

A Amounts may reflect rounding.

B Fidelity Series Investment Grade Bond Fund commenced operations on October 8, 2008. .

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Intermediate Bond Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Bond Fund	$137,000	$-	$5,600	$-

August 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Intermediate Bond Fund	$156,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2009A	August 31, 2008A
Audit-Related Fees	$3,015,000	$1,480,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$- B

A Amounts may reflect rounding.

B Reflects current period presentation.

Services Billed by Deloitte Entities

	August 31, 2009A	August 31, 2008A
Audit-Related Fees	$815,000	$410,000
Tax Fees	$2,000	$-
All Other Fees	$405,000	$470,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2009 A	August 31, 2008 A
PwC	$3,920,000	$2,485,000
Deloitte Entities	$1,340,000	$1,075,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 29, 2009